UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Advantage Small Cap Growth Fund (formerly BlackRock Small Cap Growth Equity Portfolio)

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Emerging Markets Dividend Fund

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Tactical Opportunities Portfolio

BlackRock U.S. Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2017

Date of reporting period: 03/31/2017

Item 1 – Report to Stockholders

MARCH 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock FundsSM

▶   BlackRock All-Cap Energy & Resources Portfolio

▶   BlackRock Emerging Markets Dividend Fund

▶   BlackRock Energy & Resources Portfolio

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended March 31, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance, while U.S. Treasuries and other higher-quality assets generated negative returns. Markets showed great resilience during a period with big surprises, including the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. The more rate-sensitive high-quality assets, however, struggled as rising energy prices, modest wage increases and steady U.S. job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. Reflationary expectations accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy. The primary tension surfacing in markets in 2017 has been between reflationary expectations and the realities of fiscal and monetary policy. Markets have been turning their attention to the Fed’s outlook for additional interest rate hikes, while assessing the probability of Congress passing meaningful fiscal stimulus amid political division and a limited budget.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, like the Fed leaning toward higher interest rates and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted long-term investment returns going forward.

Equity markets still present opportunities, although the disparity between winners and losers is widening — a dynamic that increases the risk and return potential of active investing. Fixed income investors are also facing challenges as bond markets recalibrate for higher inflation expectations after eight years of deflationary concerns. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.12%	17.17%
U.S. small cap equities (Russell 2000® Index)	11.52	26.22
International equities (MSCI Europe, Australasia, Far East Index)	6.48	11.67
Emerging market equities (MSCI Emerging Markets Index)	6.80	17.21
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.19	0.36
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(6.08)	(3.97)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.18)	0.44
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.93)	0.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.50	16.39

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

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Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

BLACKROCK FUNDS	MARCH 31, 2017	3

Fund Summary as of March 31, 2017	BlackRock All-Cap Energy & Resources Portfolio

Investment Objective

BlackRock All-Cap Energy & Resources Portfolio’s (the “Fund”) investment objective is to provide long-term growth of capital.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2017, the Fund underperformed its benchmark, the MSCI World Energy Index.

What factors influenced performance?

•	The Fund’s overweight position in exploration & production (“E&P”) companies with natural gas exposure, including EQT Corp., came under pressure due to higher-than-predicted temperatures.

•

A rising rig count in the United States in the latter part of the period increased investor concerns that growth in U.S. production would lead to higher oil supplies. The Fund’s overweights in the U.S. E&P companies Anadarko Petroleum Corp., Cimarex Energy Co. and Hess Corp. detracted from relative performance as a result. Hess was also negatively impacted by its announcement of a weaker-than-expected growth forecast for 2017.

•

An overweight position in the pressure pumping and service provider Superior Energy Services, Inc. also detracted from relative performance. The stock lost ground following the announcement of a joint venture between Schlumberger Ltd. and Weatherford International Ltd. that will focus on pressure pumping and therefore potentially increase competition.

•

The Fund’s overweight position in Baker Hughes Inc. was the leading contributor to relative performance. In late October 2016, General Electric Co. announced that it would merge its oil services business with Baker Hughes Inc. and would pay $7.4 billion to take a controlling stake in the combined company. Additionally, Baker Hughes announced stronger-than-expected results.

•	An overweight in the E&P company ConocoPhillips was also a notable contributor. The market responded positively to the company’s plans to position itself for a lower oil price environment by reducing its break-even cost of production, divesting $5 to $8 billion in assets and beginning a $3 billion share repurchase program. The divestment plan began to show results when ConocoPhillips announced the sale of its higher-cost Canadian assets to Cenovus Energy, Inc. in March.

Describe recent portfolio activity.

•

The investment adviser has positioned the portfolio for a positive oil price environment on the belief that the supply-and-demand backdrop will continue to improve. Accordingly, the investment adviser increased the Fund’s weighting in U.S. onshore oil-services companies by initiating a position in Superior Energy Services Inc. and adding to an existing position in Halliburton Co. These moves were funded by taking profits in certain E&P stocks that performed well in 2016, including Pioneer Natural Resources Co. and EOG Resources, Inc. Later in the period, the investment adviser used the pull-back in the energy sector to increase the portfolio’s beta (risk exposure) somewhat based on the positive fundamentals in the oil market. The investment adviser sought to accomplish this by adding to its favored oil services and E&P holdings and reducing exposure to integrated energy companies such as ExxonMobil Corp. and Chevron Corp.

Describe portfolio positioning at period end.

•

Relative to the MSCI World Energy Index, the Fund closed the period with an overweight in E&Ps and an underweight in the integrated oil and gas sub-sector, based on the belief that the former is in a better position to benefit from rising oil prices. With that said, the investment adviser remains cognizant of near-term risks and is therefore maintaining a high-quality bias in the portfolio.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Royal Dutch Shell PLC, Class A	12%
Exxon Mobil Corp.	10
BP PLC	6
ConocoPhillips	5
EOG Resources, Inc.	5
Chevron Corp.	5
Anadarko Petroleum Corp.	4
Pioneer Natural Resources Co.	4
Baker Hughes, Inc.	4
Schlumberger Ltd.	3

Industry Allocation	Percent of Net Assets
Oil, Gas & Consumable Fuels	87%
Energy Equipment & Services	13

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

4	BLACKROCK FUNDS	MARCH 31, 2017

BlackRock All-Cap Energy & Resources Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities).

[3]	A free float-adjusted market capitalization index that represents the energy segment in global developed market equity performance.

Performance Summary for the Period Ended March 31, 2017

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	1.31%	14.34%	N/A	(3.76)%	N/A	(0.53)%	N/A
Service	1.16	13.80	N/A	(4.14)	N/A	(0.91)	N/A
Investor A	1.15	13.84	7.87%	(4.15)	(5.18)%	(0.93)	(1.46)%
Investor B	0.77	13.02	8.52	(4.85)	(5.23)	(1.52)	(1.52)
Investor C	0.85	13.13	12.13	(4.83)	(4.83)	(1.64)	(1.64)
MSCI World Energy Index	2.06	14.44	N/A	(0.96)	N/A	1.01	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,013.10	$4.55	$1,000.00	$1,020.34	$4.57	0.91%
Service	$1,000.00	$1,011.60	$6.65	$1,000.00	$1,018.25	$6.67	1.33%
Investor A	$1,000.00	$1,011.50	$6.65	$1,000.00	$1,018.25	$6.67	1.33%
Investor B	$1,000.00	$1,007.70	$10.23	$1,000.00	$1,014.67	$10.27	2.05%
Investor C	$1,000.00	$1,008.50	$10.24	$1,000.00	$1,014.67	$10.27	2.05%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

BLACKROCK FUNDS	MARCH 31, 2017	5

Fund Summary as of March 31, 2017	BlackRock Emerging Markets Dividend Fund

Investment Objective

BlackRock Emerging Markets Dividend Fund’s (the “Fund”) investment objective is primarily to seek investment income; and, as a secondary objective, to seek capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2017, the Fund outperformed its benchmark, the MSCI Emerging Markets Index.

What factors influenced performance?

•

Stock selection in India made the largest contribution to the Fund’s positive relative performance. The country’s market produced a strong gain due to the combination of declining concerns about the government’s effort to remove paper money from the financial system and the announcement of a prudent budget for the 2018 fiscal year. More recently, state election wins from the Prime Minister’s party confirmed the support for more reforms. In this environment, the Indian stocks Indiabulls Housing Finance Ltd. and Sun TV Network Ltd. were among the top contributors to Fund performance. Shares of the latter surged after legal charges against its owners were dropped, removing a major overhang on the stock. The Brazilian bank Itau Unibanco Holding SA also performed well following guidance on lower loss-provision costs and an interest rate cut by the country’s central bank. Stock selection in Mexico was an additional contributor.

•

Stock selection in South Korea detracted from results. The underperformance largely stemmed from the Fund’s investment in KT&G Corp. and its zero weighting in Samsung Electronics Co., Ltd. which performed well amid robust demand for memory chips and organic light emitting diodes. A zero weighting in the Brazilian miner Vale SA also weighed on returns as iron ore prices made robust gains.

Describe recent portfolio activity.

•	The Fund increased its positions in the materials and health care sectors during the course of the period.

•

At the country level, the investment adviser reduced the Fund’s weighting in Brazil by taking profits in Itau Unibanco SA and exiting a position in Ambev SA due to its weak earnings. Similarly, the Fund trimmed some of its allocation to China near the close of 2016, as companies had generally reported disappointing profits and growth rates seemed to be moderating going into 2017. The investment adviser later added back exposure by increasing the portfolio’s existing positions in certain financial and consumer stocks.

Describe portfolio positioning at period end.

•

The Fund’s bottom-up positioning reflected the investment adviser’s positive view on the emerging markets, which was based on valuations that remain below the historical average and rising visibility regarding profit margins and earnings. The investment adviser continued to focus on identifying firms with high-quality balance sheets and strong cash flows.

•

The Fund ended the period with its largest overweight positions in India and Thailand, while its most significant underweight was in South Korea. At the sector level, the Fund was overweight in health care and underweight in information technology.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3%
KT&G Corp.	3
China Mobile Ltd.	3
NovaTek PJSC - GDR	2
Indiabulls Housing Finance Ltd.	2
NTPC Ltd.	2
Powszechny Zaklad Ubezpieczen SA	2
Sun TV Network Ltd.	2
Siam Commercial Bank PCL - NVDR	2
EcoRodovias Infraestrutura e Logistica SA	2

Geographic Allocation	Percent of Net Assets
China	18%
India	14
Taiwan	12
Brazil	9
Russia	6
South Korea	6
Thailand	6
Hong Kong	4
South Africa	3
Mexico	3
Other[1]	19

[1]	Includes holdings within countries that are 2% or less of long-term investments. Please refer to the Schedule of Investments for such countries.

6	BLACKROCK FUNDS	MARCH 31, 2017

BlackRock Emerging Markets Dividend Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying equity securities of, or derivatives having economic characteristics similar to the dividend-paying equity securities of, companies domiciled in, or tied economically to, emerging market countries. The Fund’s total returns prior to August 16, 2013, are the returns of the Fund when it followed different investment strategies under the name BlackRock China Fund.

[3]

A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2017

		Average Annual Total Returns[2,5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	8.64%	20.70%	N/A	2.92%	N/A	(0.71)%	N/A
Investor A	8.41	20.34	14.02%	2.66	1.56%	(0.95)	(1.85)%
Investor C	8.08	19.56	18.56	1.95	1.95	(1.66)	(1.66)
MSCI Emerging Markets Index	6.80	17.21	N/A	0.81	N/A	(1.39)	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on April 29, 2011.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,086.40	$7.78	$1,000.00	$1,017.40	$7.52	1.50%
Investor A	$1,000.00	$1,084.10	$9.07	$1,000.00	$1,016.16	$8.77	1.75%
Investor C	$1,000.00	$1,080.80	$12.93	$1,000.00	$1,012.43	$12.51	2.50%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

BLACKROCK FUNDS	MARCH 31, 2017	7

Fund Summary as of March 31, 2017	BlackRock Energy & Resources Portfolio

Investment Objective

BlackRock Energy & Resources Portfolio’s (the “Fund”) investment objective is to provide long-term growth of capital.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2017, the Fund underperformed the MSCI World Small and Mid-Cap Energy Index.

What factors influenced performance?

•

The Fund’s overweight position in exploration & production (“E&P”) companies with natural gas exposure, including Gulfport Energy Corp., Carrizo Oil & Gas, Inc. and EQT Corp., came under pressure due to higher-than-predicted temperatures.

•

An overweight position in the pressure pumping and service provider Superior Energy Services, Inc. also detracted from relative performance. The stock lost ground following the announcement of a joint venture between Schlumberger Ltd. and Weatherford International Ltd. that will focus on pressure pumping and therefore potentially increase competition.

•

The Fund’s overweight position in Baker Hughes Inc. was the leading contributor to relative performance. In late October 2016, General Electric Co. announced that it would merge its oil services business with Baker Hughes Inc. and would pay $7.4 billion to take a controlling stake in the combined company. Additionally, Baker Hughes announced stronger-than-expected results.

•	An overweight in the E&P company Ithaca Energy, Inc., which received a takeover bid from the Israeli energy producer The Delek Group, was also a notable contributor.

Describe recent portfolio activity.

•

The investment adviser has positioned the portfolio for a positive oil price environment on the belief that the supply-and-demand backdrop will continue to improve. Accordingly, the investment adviser increased exposure to U.S. onshore oil-services companies by initiating a position in Precision Drilling Corp. These moves were funded by taking profits in certain E&P stocks that performed well in 2016, including Cimarex Energy and Oil Search Ltd. Later in the period, the Fund used the pull-back in the energy sector to increase the portfolio’s beta (risk exposure) somewhat based on the positive fundamentals in the oil market.

Describe portfolio positioning at period end.

•

Relative to the MSCI World Small and Mid-Cap Energy Index, the Fund closed the period with an overweight in E&Ps and underweights in the refining & marketing and oil services sub-sectors, based on the belief that the former is better positioned to benefit from rising oil prices. With that said, the investment adviser remains cognizant of near-term risks and is therefore maintaining a high-quality bias in the portfolio.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Encana Corp.	7%
Cimarex Energy Co.	6
Marathon Oil Corp.	6
EQT Corp.	5
TransCanada Corp.	5
Cabot Oil & Gas Corp.	5
Baker Hughes, Inc.	4
Concho Resources, Inc.	4
Pioneer Natural Resources Co.	4
Devon Energy Corp.	4

Industry Allocation	Percent of Net Assets
Oil, Gas & Consumable Fuels	88%
Energy Equipment & Services	16
Short-Term Securities	1
Liabilities in Excess of Other Assets	(5)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8	BLACKROCK FUNDS	MARCH 31, 2017

BlackRock Energy & Resources Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities).

[3]

An index comprised of the energy sector constituents of the MSCI World SMID Index, a free float-adjusted market capitalization weighted index designed to measure the equity market performance of the mid and small cap developed market.

Performance Summary for the Period Ended March 31, 2017

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(3.16)%	14.10%	N/A	(10.41)%	N/A	(3.88)%	N/A
Investor A	(3.26)	13.77	7.79%	(10.68)	(11.63)%	(4.18)	(4.69)%
Investor B	(3.67)	12.92	8.42	(11.35)	(11.70)	(4.76)	(4.76)
Investor C	(3.63)	12.95	11.95	(11.34)	(11.34)	(4.88)	(4.88)
MSCI World Small and Mid-Cap Energy Index	(0.75)	17.94	N/A	(8.43)	N/A	(2.75)	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,086.40	$5.29	$1,000.00	$1,019.79	$5.12	1.02%
Investor A	$1,000.00	$1,087.90	$6.90	$1,000.00	$1,018.25	$6.67	1.33%
Investor B	$1,000.00	$963.30	$10.01	$1,000.00	$1,014.67	$10.27	2.05%
Investor C	$1,000.00	$1,080.80	$10.61	$1,000.00	$1,014.67	$10.27	2.05%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

BLACKROCK FUNDS	MARCH 31, 2017	9

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Service Shares (available only in All-Cap Energy & Resources Portfolio) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor B Shares (available only in All-Cap Energy & Resources Portfolio and Energy & Resources Portfolio) are subject to a maximum CDSC of 4.50%, declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and dividend reinvestments by current holders and for purchase by certain employer-sponsored retirement plans.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The Manager has voluntarily waived and/or reimbursed a portion of the expenses of each fund. Without such waiver and/or reimbursement, each such Fund’s performance would have been lower. The Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

10	BLACKROCK FUNDS	MARCH 31, 2017

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2016 and held through March 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	11

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 12.6%
Baker Hughes, Inc.	63,866	$3,820,464
Halliburton Co.	74,500	3,666,145
Precision Drilling Corp. (a)	178,460	844,090
Schlumberger Ltd.	47,141	3,681,712
Superior Energy Services, Inc. (a)	119,300	1,701,218

		13,713,629
Oil, Gas & Consumable Fuels — 87.3%
Anadarko Petroleum Corp.	70,421	4,366,102
BP PLC	1,198,198	6,896,953
Cabot Oil & Gas Corp.	68,066	1,627,458
Cairn Energy PLC (a)	416,978	1,069,739
Chevron Corp.	48,797	5,239,334
Cimarex Energy Co.	25,262	3,018,556
ConocoPhillips	116,369	5,803,322
Devon Energy Corp.	70,945	2,959,825
Enbridge, Inc.	51,773	2,168,872
Encana Corp.	239,892	2,810,480
Eni SpA	142,496	2,333,136
EOG Resources, Inc.	56,316	5,493,626
EQT Corp.	27,617	1,687,399
Exxon Mobil Corp.	129,852	10,649,163
Hess Corp.	57,967	2,794,589
Kosmos Energy, Ltd. (a)	180,417	1,201,577
Lundin Petroleum AB (a)	32,167	652,868
Marathon Oil Corp.	169,966	2,685,463

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	69,502	$2,386,699
Occidental Petroleum Corp.	16,993	1,076,676
Oil Search Ltd.	344,737	1,900,692
Phillips 66	13,495	1,069,074
Pioneer Natural Resources Co.	21,314	3,969,306
Royal Dutch Shell PLC, Class A	500,530	13,193,078
Tesoro Corp.	19,598	1,588,614
TransCanada Corp.	77,180	3,561,707
Valero Energy Corp.	37,284	2,471,556

		94,675,864
Total Long-Term Investments (Cost — $94,723,508) — 99.9%		108,389,493

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (b)(c)	443,067	443,067
Total Short-Term Securities (Cost — $443,067) — 0.4%		443,067
Total Investments (Cost — $95,166,575) — 100.3%		108,832,560
Liabilities in Excess of Other Assets — (0.3)%		(332,793)

Net Assets — 100.0%		$108,499,767

Notes to Schedule of Investments
(a)	Non-income producing security.

(b)	During the six months ended March 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Realized Gain[1]	Chang in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	154,227	288,840	443,067	$443,067	$1,456	$7	—

[1]	Includes net capital gain distributions.

(c)	Current yield as of period end.

Portfolio Abbreviations
ADR	American Depositary Receipts	USD	U.S. Dollar
GDR	Global Depositary Receipts	ZAR	South African Rand
NVDR	Non-Voting Depository Receipts

See Notes to Financial Statements.

12	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$13,713,629	—	—	$13,713,629
Oil, Gas & Consumable Fuels	68,629,398	$26,046,466	—	94,675,864
Short-Term Securities.	443,067	—	—	443,067

Total	$82,786,094	$26,046,466	—	$108,832,560

During the six months ended March 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	13

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Emerging Markets Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 9.3%
AES Tiete Energia SA	7,523	$6,536
AES Tiete Energia SA	3,311	14,479
AES Tiete Energia SA, Preference	30,152	26,294
BB Seguridade Participacoes SA	10,411	97,505
EcoRodovias Infraestrutura e Logistica SA	51,823	149,149
Hypermarcas SA	15,693	145,370
Itau Unibanco Holding SA — ADR	11,374	137,284
Kroton Educacional SA	20,834	88,311
Qualicorp SA	7,835	49,704

		714,632
China — 13.8%
Anhui Conch Cement Co. Ltd., H Shares	25,500	86,727
ANTA Sports Products Ltd.	48,000	132,801
China Construction Bank Corp., H Shares	163,000	131,330
China Machinery Engineering Corp., H Shares	108,000	79,242
China Mobile Ltd.	18,000	197,955
CSPC Pharmaceutical Group Ltd.	60,000	78,607
Industrial & Commercial Bank of China Ltd., H Shares	141,000	92,263
Jiangsu Expressway Co. Ltd., H Shares	74,000	106,302
NetEase, Inc. — ADR	366	103,944
Silergy Corp.	3,000	55,358

		1,064,529
Hong Kong — 3.7%
AIA Group Ltd.	16,800	106,041
Sino Biopharmaceutical Ltd.	101,000	83,174
Tongda Group Holdings Ltd.	270,000	95,312

		284,527
Hungary — 1.0%
Richter Gedeon Nyrt	3,282	74,540
India — 14.1%
Ambuja Cements Ltd.	31,363	114,327
Bharat Petroleum Corp. Ltd.	10,424	104,332
Biocon Ltd.	4,213	73,469
Housing Development Finance Corp. Ltd.	4,976	115,122
Indiabulls Housing Finance Ltd.	11,974	183,977
InterGlobe Aviation Ltd. (a)	4,868	78,829
NTPC Ltd.	71,861	183,734
Sun TV Network Ltd.	12,873	156,733
Tata Consultancy Services Ltd.	1,906	71,378

		1,081,901
Indonesia — 2.0%
Bank Negara Indonesia Persero Tbk PT	202,000	98,208
Media Nusantara Citra Tbk PT	403,324	55,971

		154,179
Jersey — 1.4%
Centamin PLC	49,378	106,818
Luxembourg — 1.2%
Ternium SA — ADR	3,437	89,774
Mexico — 2.9%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	8,868	86,121
Grupo Aeroportuario del Sureste SAB de CV — ADR	790	136,860

		222,981

Common Stocks	Shares	Value
Peru — 1.7%
Credicorp Ltd.	803	$131,130
Poland — 2.2%
Powszechny Zaklad Ubezpieczen SA	19,518	171,163
Russia — 5.0%
Inter RAO UES PJSC	32,132	2,291
LUKOIL PJSC — ADR	1,806	95,736
Mobile TeleSystems PJSC — ADR	9,021	99,502
NovaTek PJSC — GDR	1,476	184,052

		381,581
Singapore — 1.3%
Jardine Cycle & Carriage Ltd.	3,300	103,362
South Africa — 3.1%
Mr Price Group Ltd.	6,674	79,442
Sanlam Ltd.	17,172	86,165
SPAR Group Ltd.	5,769	74,845

		240,452
South Korea — 6.1%
Hyundai Marine & Fire Insurance Co. Ltd.	3,699	115,776
KT&G Corp.	2,417	210,728
Samsung Life Insurance Co. Ltd.	556	53,936
Shinhan Financial Group Co. Ltd.	2,068	86,168

		466,608
Taiwan — 11.9%
Bizlink Holding, Inc.	19,000	108,005
Far EasTone Telecommunications Co. Ltd.	16,000	39,284
Lite-On Technology Corp.	65,215	112,408
Mega Financial Holding Co. Ltd.	85,000	68,589
Primax Electronics Ltd.	68,000	111,511
Silicon Motion Technology Corp. — ADR	1,982	92,659
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	75,248
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	8,165	268,139
TSRC Corp.	31,000	35,709

		911,552
Thailand — 5.9%
Advanced Info Service PCL — NVDR	25,900	134,163
Land & Houses PCL — NVDR	272,000	77,171
PTT PCL — NVDR	8,400	94,600
Siam Commercial Bank PCL — NVDR	32,000	151,805

		457,739
Turkey — 1.1%
Tupras Turkiye Petrol Rafinerileri A/S	3,293	81,812
United Arab Emirates — 1.0%
DP World Ltd.	3,573	76,820
United Kingdom — 1.0%
Ferrexpo PLC	35,546	74,553
Total Common Stocks — 89.7%		6,890,653

See Notes to Financial Statements.

14	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund

Participation Notes (b)	Shares	Value
China — 3.7%
Deutsche Bank AG (Kweichow Moutai Co., Ltd., Class A), due 5/22/26	1,491	$83,617
UBS AG (Hangzhou Hikvision Digital Technology Co., Ltd., Class A), due 04/17/17	26,147	121,058
UBS AG (Weifu High-Technology Group Co., Ltd., Class A), due 12/22/17	24,297	80,580
Russia — 1.1%
Deutsche Bank AG (Inter RAO UES PJSC), due 01/13/2027	1,216,364	86,717
Total Participation Notes — 4.8%		371,972

Value
Total Long-Term Investments (Cost — $6,275,292) — 94.5%	$7,262,625
Total Investments (Cost — $6,275,292) — 94.5%	7,262,625
Other Assets Less Liabilities — 5.5%	423,091

Net Assets — 100.0%	$7,685,716

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

During the six months ended March 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	54,357	(54,357)	—	—	$31	—	—

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	46,891	ZAR	697,500	BNP Paribas S.A.	5/11/17	$(4,729)
ZAR	697,500	USD	48,853	BNP Paribas S.A.	5/11/17	2,767
Total						$(1,962)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$2,767	—	—	$2,767

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$4,729	—	—	$4,729

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	15

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund

For the six months ended March 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	—	—	—	$3,964	—	—	$3,964

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$(420)	—	—	$(420)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$46,891
Average amounts sold — in USD	$48,853

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$2,767	$4,729

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$2,767	$4,729
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$2,767	$4,729

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
BNP Paribas S.A.	$2,767	$(2,767)	—	—	—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]
BNP Paribas S.A.	$4,729	$(2,767)	—	—	$1,962

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

16	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Emerging Markets Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$714,632	—	—	$714,632
China	103,944	$960,585	—	1,064,529
Hong Kong	—	284,527	—	284,527
Hungary	—	74,540	—	74,540
India	—	1,081,901	—	1,081,901
Indonesia	—	154,179	—	154,179
Jersey	—	106,818	—	106,818
Luxembourg	89,774	—	—	89,774
Mexico	222,981	—	—	222,981
Peru	131,130	—	—	131,130
Poland	—	171,163	—	171,163
Russia	99,502	282,079	—	381,581
Singapore	—	103,362	—	103,362
South Africa	—	240,452	—	240,452
South Korea	210,728	255,880	—	466,608
Taiwan	360,798	550,754	—	911,552
Thailand	—	457,739	—	457,739
Turkey	—	81,812	—	81,812
United Arab Emirates	76,820	—	—	76,820
United Kingdom	—	74,553	—	74,553
Participation Notes:
China	80,580	204,675	—	285,255
Russia	86,717	—	—	86,717

Total	$2,177,606	$5,085,019	—	$7,262,625

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$2,767	—	$2,767
Liabilities:
Foreign currency exchange contracts	—	(4,729)	—	(4,729)

Total	—	$(1,962)	—	$(1,962)

[1] Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Long-Term Investments:
South Africa	—	$(56,185)	$56,185	—
South Korea	$144,285	—	—	$(144,285)

Total	$144,285	$(56,185)	$56,185	$(144,285)

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	17

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 16.4%
Baker Hughes, Inc.	178,650	$10,686,843
Helmerich & Payne, Inc.	53,850	3,584,794
Nabors Industries, Ltd.	322,700	4,217,689
Patterson-UTI Energy, Inc.	179,050	4,345,544
Poseidon Concepts Corp. (a)	35,081	18
Precision Drilling Corp. (a)	889,465	4,207,042
Superior Energy Services, Inc. (a)	473,507	6,752,210
Tenaris SA	349,600	6,045,429

		39,839,569
Oil, Gas & Consumable Fuels — 88.1%
AltaGas Ltd.	116,500	2,698,199
Cabot Oil & Gas Corp.	466,280	11,148,755
Cairn Energy PLC (a)	3,108,842	7,975,599
Carrizo Oil & Gas, Inc. (a)	157,700	4,519,682
Cimarex Energy Co.	130,410	15,582,691
Concho Resources, Inc. (a)	81,500	10,459,710
Devon Energy Corp.	203,890	8,506,291
Enbridge, Inc.	166,800	6,987,576
Encana Corp.	1,372,050	16,074,399
Energen Corp. (a)	77,100	4,197,324
EQT Corp.	206,694	12,629,003
Gulfport Energy Corp. (a)	274,905	4,725,617
Hess Corp.	172,800	8,330,688
HollyFrontier Corp.	128,700	3,647,358
Ithaca Energy, Inc. (a)	3,057,950	4,437,977
Kosmos Energy, Ltd. (a)	990,838	6,598,981
Longview Energy Co. (a)	85,400	137,494

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Lundin Petroleum AB (a)	231,203	$4,692,542
Marathon Oil Corp.	966,750	15,274,650
Murphy Oil Corp.	122,850	3,512,281
Newfield Exploration Co. (a)	83,850	3,094,903
Noble Energy, Inc.	222,120	7,627,601
Oil Search Ltd.	1,541,650	8,499,816
Painted Pony Petroleum Ltd. (a)	464,100	1,877,549
Pioneer Natural Resources Co.	55,127	10,266,301
RSP Permian, Inc. (a)	167,462	6,937,951
Tesoro Corp.	96,150	7,793,919
TransCanada Corp.	245,100	11,310,890
Western Refining, Inc.	99,750	3,498,232

		213,043,979
Total Long-Term Investments (Cost — $251,665,053) — 104.5%		252,883,548

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (b)(c)	1,108,790	1,108,790
Total Short-Term Securities (Cost — $1,108,790) — 0.5%		1,108,790
Total Investments (Cost — $252,773,843) — 105.0%		253,992,338
Liabilities in Excess of Other Assets — (5.0)%		(12,102,068)

Net Assets — 100.0%		$241,890,270

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the six months ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,879,285	(770,495)	1,108,790	$1,108,790	$3,672		$20	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	1,429	[2]	—	—
Total				$1,108,790	$5,101		$20	—

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

See Notes to Financial Statements.

18	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$33,794,122	$6,045,447	—	$39,839,569
Oil, Gas & Consumable Fuels	191,738,528	21,167,957	137,494	213,043,979
Short-Term Securities	1,108,790	—	—	1,108,790

Total	$226,641,440	$27,213,404	137,494	$253,992,338

During the six months ended March 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	19

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio	BlackRock Emerging Markets Dividend Fund	BlackRock Energy & Resources Portfolio

Assets
Investments at value — unaffiliated[1]	$108,389,493	$7,262,625	$252,883,548
Investments at value — affiliated[2]	443,067	—	1,108,790
Cash	—	205,007	—
Foreign currency at value[3]	136,693	4,558	50,934
Receivables:
Investments sold	—	96,256	—
Capital shares sold	133,500	557,903	342,326
Dividends — affiliated	144	—	416
Dividends — unaffiliated	83,080	20,292	128,947
From the Manager	10,239	11,614	13,433
Unrealized appreciation on forward foreign currency exchange contracts	—	2,767	—
Prepaid expenses	54,678	39,183	37,574

Total assets	109,250,894	8,200,205	254,565,968

Liabilities
Payables:
Investments purchased	—	330,024	—
Capital shares redeemed	459,108	3,090	12,100,625
Deferred foreign capital gain tax	—	18,163	—
Investment advisory fees	57,304	—	175,199
Officer’s and Trustees’ fees	4,474	3,279	6,027
Other accrued expenses	42,076	47,005	51,554
Other affiliates	7,710	—	25,713
Professional fees	55,502	103,401	72,224
Service and distribution fees	38,380	1,165	61,985
Transfer agent fees	86,573	3,633	182,371
Unrealized depreciation on forward foreign currency exchange contracts	—	4,729	—

Total liabilities	751,127	514,489	12,675,698

Net Assets	$108,499,767	$7,685,716	$241,890,270

Net Assets Consist of
Paid-in capital	$183,818,062	$8,223,701	$463,630,836
Undistributed (distributions in excess) net investment income (loss)	366,790	12,830	(381,285)
Accumulated net realized loss	(89,351,655)	(1,518,271)	(222,578,321)
Net unrealized appreciation (depreciation)	13,666,570	967,456	1,219,040

Net Assets	$108,499,767	$7,685,716	$241,890,270

[1] Investments at cost — unaffiliated	$94,723,508	$6,275,292	$251,665,053
[2] Investments at cost — affiliated	$443,067	—	$1,108,790
[3] Foreign currency at cost	$136,127	$4,558	$51,029

See Notes to Financial Statements.

20	BLACKROCK FUNDS	MARCH 31, 2017

Statements of Assets and Liabilities (concluded)

March 31, 2017 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio	BlackRock Emerging Markets Dividend Fund	BlackRock Energy & Resources Portfolio

Net Asset Value
Institutional
Net assets	$24,968,860	$3,771,624	$64,317,527

Shares outstanding[1]	2,280,144	440,669	2,997,790

Net asset value	$10.95	$8.56	$21.45

Service
Net assets	$680,937	—	—

Shares outstanding[1]	63,462	—	—

Net asset value	$10.73	—	—

Investor A
Net assets	$53,609,782	$3,247,556	$145,324,194

Shares outstanding[1]	5,021,352	380,951	7,887,083

Net asset value	$10.68	$8.52	$18.43

Investor B
Net assets	$213,263	—	$121,269

Shares outstanding[1]	20,474	—	9,250

Net asset value	$10.42	—	$13.11

Investor C
Net assets	$29,026,925	$666,536	$32,127,280

Shares outstanding[1]	2,846,650	79,077	2,471,078

Net asset value	$10.20	$8.43	$13.00

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	21

Statements of Operations

Six Months Ended March 31, 2017 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio	BlackRock Emerging Markets Dividend Fund	BlackRock Energy & Resources Portfolio

Investment Income
Dividends — unaffiliated	$1,591,999	$63,210	$1,563,280
Dividends — affiliated	1,456	31	3,672
Securities lending — affiliated — net	—	—	1,429
Foreign taxes withheld	(49,545)	(4,136)	(96,197)

Total income	1,543,910	59,105	1,472,184

Expenses
Investment advisory	436,954	26,899	1,027,915
Service and distribution — class specific	233,752	5,856	383,754
Transfer agent — class specific	132,499	8,111	272,767
Professional	38,142	38,395	41,453
Registration	34,325	19,285	32,244
Administration	24,761	1,143	58,249
Administration — class specific	11,667	534	27,431
Accounting services	17,290	3,274	36,988
Printing	17,168	11,543	20,435
Officer and Trustees	6,500	4,992	8,541
Custodian	6,319	11,863	7,962
Pricing	1,455	9,396	2,040
Recoupment of past waived and/or reimbursed fees — class specific	234	—	15,742
Miscellaneous	9,319	5,909	6,957

Total expenses	970,385	147,200	1,942,478
Less:
Fees waived by the Manager	(62,060)	(26,908)	(686)
Administration fees waived	—	(1,143)	—
Administration fees waived — class specific	(11,574)	(534)	(19,764)
Transfer agent fees waived — class specific	(6,904)	(205)	(14,028)
Transfer agent fees reimbursed — class specific	(53,901)	(7,808)	(72,830)
Expenses reimbursed by the Manager	—	(64,391)	—

Total expenses after fees waived and/or reimbursed	835,946	46,211	1,835,170

Net investment income (loss)	707,964	12,894	(362,986)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	688,766	56,023 [1]	(3,695,948)
Capital gain distributions received from affiliated investment companies	7	—	20
Forward foreign currency exchange contracts	—	3,964	—
Foreign currency transactions	(1,963)	1,673	(31,504)

	686,810	61,660	(3,727,432)

Net change in unrealized appreciation (depreciation) on:
Investments	(78,058)	448,762 [2]	(4,583,059)
Forward foreign currency exchange contracts	—	(420)	—
Foreign currency translations	(12)	680	2,151

	(78,070)	449,022	(4,580,908)

Net realized and unrealized gain (loss)	608,740	510,682	(8,308,340)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,316,704	$523,576	$(8,671,326)

[1]	Net of $8,114 realized tax deferral.

[2]	Net of $2,200 foreign capital gain tax.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	MARCH 31, 2017

Statements of Changes in Net Assets

	BlackRock All-Cap Energy & Resources Portfolio		BlackRock Emerging Markets Dividend Fund		BlackRock Energy & Resources Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income (loss)	$707,964	$1,936,661	$12,894	$45,726	$(362,986)	$46,851
Net realized gain (loss)	686,810	(20,634,863)	61,660	(482,566)	(3,727,432)	(73,655,928)
Net change in unrealized appreciation (depreciation)	(78,070)	36,814,835	449,022	738,925	(4,580,908)	107,421,623

Net increase (decrease) in net assets resulting from operations	1,316,704	18,116,633	523,576	302,085	(8,671,326)	33,812,546

Distributions to Shareholders[1]
From net investment income:
Institutional	(617,210)	(485,170)	(4,673)	(17,881)	—	—
Service	(16,259)	(10,079)	—	—	—	—
Investor A	(1,176,238)	(975,004)	(3,328)	(24,538)	—	—
Investor C	(390,299)	(271,932)	—	(2,792)	—	—

Decrease in net assets resulting from distributions to shareholders	(2,200,006)	(1,742,185)	(8,001)	(45,211)	—	—

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(7,979,193)	(5,731,029)	2,660,835	1,894,356	(28,215,901)	(9,922,707)

Net Assets
Total increase (decrease) in net assets	(8,862,495)	10,643,419	3,176,410	2,151,230	(36,887,227)	23,889,839
Beginning of period	117,362,262	106,718,843	4,509,306	2,358,076	278,777,497	254,887,658

End of period	$108,499,767	$117,362,262	$7,685,716	$4,509,306	$241,890,270	$278,777,497

Undistributed (accumulated) net investment income (loss), end of period	$366,790	$1,858,832	$12,830	$7,937	$(381,285)	$(18,299)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	23

Financial Highlights	BlackRock All-Cap Energy & Resources Portfolio

	Institutional
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.06	$9.91	$16.26	$15.28	$13.51	$12.14

Net investment income[1]	0.10	0.22	0.23	0.19	0.06	0.05
Net realized and unrealized gain (loss)	0.07	1.17	(6.34)	0.90	1.71	1.32

Net increase (decrease) from investment operations	0.17	1.39	(6.11)	1.09	1.77	1.37

Distributions from net investment income[2]	(0.28)	(0.24)	(0.24)	(0.11)	(0.00)[3]	—

Net asset value, end of period	$10.95	$11.06	$9.91	$16.26	$15.28	$13.51

Total Return[4]
Based on net asset value	1.31%[5]	14.33%	(37.94)%	7.16%	13.13%	11.29%

Ratios to Average Net Assets
Total expenses	1.19%[6]	1.18%	1.11%[7]	1.00%[7]	0.98%[7]	0.95%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.91%[6]	0.95%	0.96%	0.96%	0.96%	0.94%

Net investment income	1.73%[6]	2.16%	1.75%	1.15%	0.49%	0.34%

Supplemental Data
Net assets, end of period (000)	$24,969	$25,123	$20,753	$36,865	$35,726	$272,779

Portfolio turnover rate	8%	66%	51%	71%	28%	19%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock All-Cap Energy & Resources Portfolio

	Service
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.81	$9.65	$15.81	$14.87	$13.20	$11.90

Net investment income[1]	0.07	0.17	0.17	0.12	0.02	0.00 [2]
Net realized and unrealized gain (loss)	0.07	1.14	(6.16)	0.88	1.65	1.30

Net increase (decrease) from investment operations	0.14	1.31	(5.99)	1.00	1.67	1.30

Distributions from net investment income[3]	(0.22)	(0.15)	(0.17)	(0.06)	—	—

Net asset value, end of period	$10.73	$10.81	$9.65	$15.81	$14.87	$13.20

Total Return[4]
Based on net asset value	1.16%[5]	13.77%	(38.17)%	6.72%	12.65%	10.93%

Ratios to Average Net Assets
Total expenses[6]	1.46%[7]	1.51%	1.41%	1.35%	1.34%	1.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.33%[7]	1.36%	1.38%	1.34%	1.33%	1.29%

Net investment income	1.33%[7]	1.67%	1.33%	0.77%	0.17%	0.00%

Supplemental Data
Net assets, end of period (000)	$681	$787	$1,025	$2,046	$2,298	$3,828

Portfolio turnover rate	8%	66%	51%	71%	28%	19%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the six months ended March 31, 2017, the ratio would have been 1.45%. There was no financial impact to the expense ratios for the years ended September 30, 2016, September 30, 2015, September 30, 2014, September 30, 2013, and September 30, 2012

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	25

Financial Highlights (continued)	BlackRock All-Cap Energy & Resources Portfolio

	Investor A
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.76	$9.63	$15.77	$14.85	$13.19	$11.90

Net investment income (loss)[1]	0.07	0.17	0.17	0.12	0.02	(0.01)
Net realized and unrealized gain (loss)	0.07	1.14	(6.15)	0.86	1.64	1.30

Net increase (decrease) from investment operations	0.14	1.31	(5.98)	0.98	1.66	1.29

Distributions from net investment income[2]	(0.22)	(0.18)	(0.16)	(0.06)	—	—

Net asset value, end of period	$10.68	$10.76	$9.63	$15.77	$14.85	$13.19

Total Return[3]
Based on net asset value	1.15%[4]	13.88%	(38.17)%	6.65%	12.59%	10.84%

Ratios to Average Net Assets
Total expenses	1.55%[5]	1.55%	1.48%[6]	1.40%[6]	1.39%[6]	1.35%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.33%[5]	1.36%	1.38%	1.38%	1.37%	1.34%

Net investment income (loss)	1.33%[5]	1.72%	1.33%	0.73%	0.12%	(0.09)%

Supplemental Data
Net assets, end of period (000)	$53,610	$59,065	$51,005	$91,625	$103,388	$137,765

Portfolio turnover rate	8%	66%	51%	71%	28%	19%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock All-Cap Energy & Resources Portfolio

	Investor B
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.34	$9.15	$14.91	$14.08	$12.59	$11.45

Net investment income (loss)[1]	0.03	0.10	0.07	(0.00)[2]	(0.08)	(0.11)
Net realized and unrealized gain (loss)	0.05	1.09	(5.83)	0.83	1.57	1.25

Net increase (decrease) from investment operations	0.08	1.19	(5.76)	0.83	1.49	1.14

Net asset value, end of period	$10.42	$10.34	$9.15	$14.91	$14.08	$12.59

Total Return[3]
Based on net asset value	0.77%[4]	13.01%	(38.63)%	5.90%	11.84%	9.96%

Ratios to Average Net Assets
Total expenses[5]	3.60%[6]	2.73%	2.47%	2.34%	2.28%	2.20%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.05%[6]	2.09%	2.10%	2.10%	2.10%	2.10%

Net investment income (loss)	0.64%[6]	1.03%	0.58%	(0.02)%	(0.60)%	(0.83)%

Supplemental Data
Net assets, end of period (000)	$213	$540	$1,243	$3,935	$9,802	$15,162

Portfolio turnover rate	8%	66%	51%	71%	28%	19%

[1]	Based on average shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2016, September 30, 2014 and September 30, 2012, the ratio would have been 2.72%, 2.33% and 2.19%, respectively. There was no financial impact to the expense ratios for six months ended March 31, 2017 and the years ended September 30, 2015 and September 30, 2013.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	27

Financial Highlights (concluded)	BlackRock All-Cap Energy & Resources Portfolio

	Investor C
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.23	$9.14	$14.94	$14.10	$12.62	$11.47

Net investment income (loss)[1]	0.03	0.09	0.07	0.00 [2]	(0.07)	(0.10)
Net realized and unrealized gain (loss)	0.07	1.08	(5.82)	0.84	1.55	1.25

Net increase (decrease) from investment operations	0.10	1.17	(5.75)	0.84	1.48	1.15

Distributions from net investment income[3]	(0.13)	(0.08)	(0.05)	—	—	—

Net asset value, end of period	$10.20	$10.23	$9.14	$14.94	$14.10	$12.62

Total Return[4]
Based on net asset value	0.85%[5]	12.91%	(38.60)%	5.96%	11.73%	10.03%

Ratios to Average Net Assets
Total expenses[6]	2.27%[7]	2.28%	2.18%	2.12%	2.12%	2.08%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.05%[7]	2.09%	2.10%	2.10%	2.09%	2.07%

Net investment income (loss)	0.60%[7]	1.00%	0.61%	0.00%	(0.59)%	(0.79)%

Supplemental Data
Net assets, end of period (000)	$29,027	$31,847	$32,693	$63,133	$70,094	$85,649

Portfolio turnover rate	8%	66%	51%	71%	28%	19%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2016 and September 30, 2014, the ratio would have been 2.27% and 2.10%, respectively. There was no financial impact to the expense ratios for the six months ended March 31, 2017 and the years ended September 30, 2015, September 30, 2013 and September 30, 2012.

[7]	Annualized.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights	BlackRock Emerging Markets Dividend Fund

	Institutional
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$7.90	$6.87	$8.75	$8.93	$7.79	$6.90

Net investment income[1]	0.03	0.09	0.18	0.22	0.15	0.12
Net realized and unrealized gain (loss)	0.65	1.05	(1.78)	(0.12)	1.11	0.89

Net increase (decrease) from investment operations	0.68	1.14	(1.60)	0.10	1.26	1.01

Distributions from net investment income[2]	(0.02)	(0.11)	(0.28)	(0.28)	(0.12)	(0.12)

Net asset value, end of period	$8.56	$7.90	$6.87	$8.75	$8.93	$7.79

Total Return[3]
Based on net asset value	8.64%[4]	16.72%	(18.71)%	1.06%	16.15%[5]	14.82%

Ratios to Average Net Assets
Total expenses[6]	5.48%[7]	8.02%	6.07%	6.72%	7.54%	13.05%

Total expenses after fees waived and/or reimbursed[6]	1.50%[7]	1.51%	1.51%	1.51%	1.63%	1.65%

Net investment income[6]	0.75%[7]	1.25%	2.11%	2.41%	1.71%	1.55%

Supplemental Data
Net assets, end of period (000)	$3,772	$1,586	$763	$2,774	$2,736	$2,355

Portfolio turnover rate	43%	117%	81%	71%	150%	40%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes a payment from an affiliate related to securities lending which impacted the Fund’s total return. Not including this payment the Fund’s total return would have been 15.76%.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)
		Year Ended September 30,
		2016	2015	2014	2013	2012
Investments in underlying funds	—	—	—	0.01%	—	—

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	29

Financial Highlights (continued)	BlackRock Emerging Markets Dividend Fund

	Investor A
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$7.87	$6.84	$8.71	$8.89	$7.77	$6.89

Net investment income[1]	0.02	0.11	0.14	0.20	0.21	0.18
Net realized and unrealized gain (loss)	0.64	1.02	(1.75)	(0.13)	1.02	0.82

Net increase (decrease) from investment operations	0.66	1.13	(1.61)	0.07	1.23	1.00

Distributions from net investment income[2]	(0.01)	(0.10)	(0.26)	(0.25)	(0.11)	(0.12)

Net asset value, end of period	$8.52	$7.87	$6.84	$8.71	$8.89	$7.77

Total Return[3]
Based on net asset value	8.41%[4]	16.57%	(18.89)%	0.77%	15.82%[5]	14.64%

Ratios to Average Net Assets
Total expenses[6]	5.38%[7]	8.48%	7.38%	7.17%	8.33%	14.41%

Total expenses after fees waived and/or reimbursed[6]	1.75%[7]	1.76%	1.75%	1.76%	1.87%	1.90%

Net investment income[6]	0.41%[7]	1.60%	1.77%	2.30%	2.44%	2.24%

Supplemental Data
Net assets, end of period (000)	$3,248	$2,428	$1,296	$1,887	$1,308	$360

Portfolio turnover rate	43%	117%	81%	71%	150%	40%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes a payment from an affiliate related to securities lending which impacted the Fund’s total return. Not including this payment the Fund’s total return would have been 15.43%.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)
		Year Ended September 30,
		2016	2015	2014	2013	2012
Investments in underlying funds	—	—	—	0.01%	—	—

[7]	Annualized.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (concluded)	BlackRock Emerging Markets Dividend Fund

	Investor C
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$7.80	$6.78	$8.65	$8.84	$7.72	$6.87

Net investment income (loss)[1]	(0.01)	0.06	0.08	0.16	0.20	0.05
Net realized and unrealized gain (loss)	0.64	1.01	(1.75)	(0.15)	0.95	0.90

Net increase (decrease) from investment operations	0.63	1.07	(1.67)	0.01	1.15	0.95

Distributions from net investment income[2]	—	(0.05)	(0.20)	(0.20)	(0.03)	(0.10)

Net asset value, end of period	$8.43	$7.80	$6.78	$8.65	$8.84	$7.72

Total Return[3]
Based on net asset value	8.08%[4]	15.83%	(19.67)%	0.10%	14.95%[5]	13.95%

Ratios to Average Net Assets
Total expenses[6]	5.92%[7]	9.49%	8.13%	8.11%	9.53%	14.94%

Total expenses after fees waived and/or reimbursed[6]	2.50%[7]	2.51%	2.51%	2.51%	2.61%	2.65%

Net investment income (loss)[6]	(0.35)%[7]	0.83%	0.93%	1.76%	2.33%	0.60%

Supplemental Data
Net assets, end of period (000)	$667	$495	$299	$500	$214	$28

Portfolio turnover rate	43%	117%	81%	71%	150%	40%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes a payment from an affiliate related to securities lending which impacted the Fund’s total return. Not including this payment the Fund’s total return would have been 14.56%.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)
		Year Ended September 30,
		2016	2015	2014	2013	2012
Investments in underlying funds	—	—	—	0.01%	—	—

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	31

Financial Highlights	BlackRock Energy & Resources Portfolio

	Institutional
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$22.15	$19.44	$37.89	$37.36	$32.87	$31.70

Net investment income (loss)[1]	0.01	0.07	0.03	(0.17)	(0.04)	(0.16)
Net realized and unrealized gain (loss)	(0.71)	2.64	(18.48)	0.70	4.56	2.79

Net increase (decrease) from investment operations	(0.70)	2.71	(18.45)	0.53	4.52	2.63

Distributions:[2]
From net investment income	—	—	—	—	—	(0.25)
From return of capital	—	—	—	—	(0.03)	(0.47)
From net realized gain	—	—	—	—	—	(0.74)

Total distributions	—	—	—	—	(0.03)	(1.46)

Net asset value, end of period	$21.45	$22.15	$19.44	$37.89	$37.36	$32.87

Total Return[3]
Based on net asset value	(3.16)%[4]	13.94%	(48.69)%	1.42%	13.78%	7.76%

Ratios to Average Net Assets
Total expenses[5,6]	1.02%[7]	1.10%	1.11%	1.03%	1.04%	0.99%

Total expenses after fees waived and/or reimbursed and paid indirectly[5]	1.02%[7]	1.05%	1.07%	1.02%	1.03%	0.99%

Net investment income (loss)[5]	0.06%[7]	0.35%	0.12%	(0.43)%	(0.11)%	(0.44)%

Supplemental Data
Net assets, end of period (000)	$64,318	$74,778	$65,091	$92,994	$105,317	$222,034

Portfolio turnover rate	6%	44%	55%	56%	33%	15%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)
		Year Ended September 30,
		2016	2015	2014	2013	2012
Investments in underlying funds	—	—	—	0.01%	—	—

[6]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the six months ended March 31, 2017, and the years ended September 30, 2016, September 30, 2015 and September 30, 2013, the ratio would have been 0.98%, 1.06%, 1.10% and 1.03%, respectively. There was no financial impact to the expense ratios for the years ended September 30, 2014 and September 30, 2012.

[7]	Annualized.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Energy & Resources Portfolio

	Investor A
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$19.05	$16.77	$32.79	$32.42	$28.62	$27.73

Net investment income (loss)[1]	(0.02)	0.01	(0.04)	(0.25)	(0.11)	(0.24)
Net realized and unrealized gain (loss)	(0.60)	2.27	(15.98)	0.62	3.94	2.46

Net increase (decrease) from investment operations	(0.62)	2.28	(16.02)	0.37	3.83	2.22

Distributions:[2]
From net investment income	—	—	—	—	—	(0.17)
From return of capital	—	—	—	—	(0.03)	(0.42)
From net realized gain	—	—	—	—	—	(0.74)

Total distributions	—	—	—	—	(0.03)	(1.33)

Net asset value, end of period	$18.43	$19.05	$16.77	$32.79	$32.42	$28.62

Total Return[3]
Based on net asset value	(3.26)%[4]	13.60%	(48.86)%	1.14%	13.42%	7.41%

Ratios to Average Net Assets
Total expenses[5]	1.43%[6]	1.43%[7]	1.39%[7]	1.31%[7]	1.34%[7]	1.34%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly[5]	1.33%[6]	1.36%	1.37%	1.31%	1.34%	1.34%

Net investment income (loss)[5]	(0.26)%[6]	0.04%	(0.16)%	(0.72)%	(0.38)%	(0.77)%

Supplemental Data
Net assets, end of period (000)	$145,324	$165,504	$150,863	$353,706	$425,568	$539,085

Portfolio turnover rate	6%	44%	55%	56%	33%	15%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)
		Year Ended September 30,
		2016	2015	2014	2013	2012
Investments in underlying funds	—	—	—	0.01%	—	—

[6]	Annualized.

[7]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2013 and September 30, 2012, the ratio would have been 1.33% and 1.33%, respectively. There was no financial impact to the expense ratios for the years ended September 30, 2016, September 30, 2015 and September 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	33

Financial Highlights (continued)	BlackRock Energy & Resources Portfolio

	Investor B
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.61	$12.06	$23.76	$23.68	$21.07	$20.65

Net investment loss[1]	(0.07)	(0.08)	(0.16)	(0.38)	(0.25)	(0.36)
Net realized and unrealized gain (loss)	(0.43)	1.63	(11.54)	0.46	2.89	1.87

Net increase (decrease) from investment operations	(0.50)	1.55	(11.70)	0.08	2.64	1.51

Distributions:[2]
From net investment income	—	—	—	—	—	(0.06)
From return of capital	—	—	—	—	(0.03)	(0.29)
From net realized gain	—	—	—	—	—	(0.74)

Total distributions	—	—	—	—	(0.03)	(1.09)

Net asset value, end of period	$13.11	$13.61	$12.06	$23.76	$23.68	$21.07

Total Return[3]
Based on net asset value	(3.67)%[4]	12.85%	(49.24)%	0.34%	12.57%	6.63%

Ratios to Average Net Assets
Total expenses[5,6]	3.85%[7]	3.18%	2.55%	2.32%	2.31%	2.16%

Total expenses after fees waived and/or reimbursed and paid indirectly[5]	2.05%[7]	2.09%	2.10%	2.10%	2.10%	2.10%

Net investment loss[5]	(0.99)%[7]	(0.64)%	(0.90)%	(1.53)%	(1.15)%	(1.56)%

Supplemental Data
Net assets, end of period (000)	$121	$409	$966	$3,082	$4,576	$7,687

Portfolio turnover rate	6%	44%	55%	56%	33%	15%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)
		Year Ended September 30,
		2016	2015	2014	2013	2012
Investments in underlying funds	—	—	—	0.01%	—	—

[6]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2015, September 30, 2014 and September 30, 2013, the ratio would have been 2.54%, 2.31% and 2.30%, respectively. There was no financial impact to the expense ratios for the six months ended March 31, 2017 and the years ended September 30, 2016 and September 30, 2012.

[7]	Annualized.

See Notes to Financial Statements.

34	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (concluded)	BlackRock Energy & Resources Portfolio

	Investor C
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.49	$11.96	$23.56	$23.47	$20.88	$20.55

Net investment loss[1]	(0.07)	(0.08)	(0.15)	(0.36)	(0.24)	(0.34)
Net realized and unrealized gain (loss)	(0.42)	1.61	(11.45)	0.45	2.86	1.84

Net increase (decrease) from investment operations	(0.49)	1.53	(11.60)	0.09	2.62	1.50

Distributions from:[2]
From net investment income	—	—	—	—	—	(0.09)
From return of capital	—	—	—	—	(0.03)	(0.34)
From net realized gain	—	—	—	—	—	(0.74)

Total distributions	—	—	—	—	(0.03)	(1.17)

Net asset value, end of period	$13.00	$13.49	$11.96	$23.56	$23.47	$20.88

Total Return[3]
Based on net asset value	(3.63)%[4]	12.79%	(49.24)%	0.38%	12.59%	6.57%

Ratios to Average Net Assets
Total expenses[5,6]	2.19%[7]	2.22%	2.13%	2.06%	2.10%	2.07%

Total expenses after fees waived and/or reimbursed and paid indirectly[5]	2.05%[7]	2.08%	2.09%	2.05%	2.09%	2.07%

Net investment loss[5]	(0.98)%[7]	(0.68)%	(0.88)%	(1.47)%	(1.12)%	(1.50)%

Supplemental Data
Net assets, end of period (000)	$32,127	$38,086	$37,967	$83,948	$103,407	$132,808

Portfolio turnover rate	6%	44%	55%	56%	33%	15%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)
		Year Ended September 30,
		2016	2015	2014	2013	2012
Investments in underlying funds	—	—	—	0.01%	—	—

[6]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2014, the ratio would have been 2.05%. There was no financial impact to the expense ratios for the six months ended March 31, 2017 and the years ended September 30, 2016, September 30, 2015, September 30, 2013 and September 30, 2012.

7	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	35

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund” are each a series of the Trust:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock All-Cap Energy & Resources Portfolio	All-Cap Energy & Resources	Non-diversified
BlackRock Emerging Markets Dividend Fund	Emerging Markets Dividend	Non-diversified[1]
BlackRock Energy & Resources Portfolio	Energy & Resources	Non-diversified

[1]	BlackRock Emerging Markets Dividend Fund is currently classified as non-diversified but intends to operate as a diversified fund.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Service Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Investor B Shares are available only through exchanges and dividend and capital gain reinvestments by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Service Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor B Shares	No	Yes	To Investor A Shares after approximately 8 years
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by the BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net

36	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

assets. Emerging Markets Dividend recorded a $18,163 tax accrual on a foreign unrealized capital gains tax position as of March 31, 2017, which is shown as a liability in the Statements of Assets and Liabilities.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of each Fund’s net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) per share each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

BLACKROCK FUNDS	MARCH 31, 2017	37

Notes to Financial Statements (continued)

•	Participation notes are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

38	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Participation Notes: Participation notes (“P-Notes”) are promissory notes issued by banks or broker-dealers that are designed to offer a return measured by the change in the value of the underlying security or basket of securities (the “underlying security”) while not holding the actual shares of the underlying security. These investments are typically used to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. When the P-Note matures, the issuer will pay or receive the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by a Fund as dividend income in the Statements of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. The holder of a P-Note must rely on the creditworthiness of the issuer for its investment returns on the P-Notes and has no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by a Fund since the P-Note generally is dependent on the liquidity in the local trading market for the underlying security.

Warrants: Warrants entitle a Fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

BLACKROCK FUNDS	MARCH 31, 2017	39

Notes to Financial Statements (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, each Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Forward Foreign Currency Exchange Contracts: Certain Funds enter into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and

40	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund, except Emerging Markets Dividend, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.750%
$1 Billion - $2 Billion	0.700%
$2 Billion - $3 Billion	0.675%
Greater than $3 Billion	0.650%

Emerging Markets Dividend pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.00%
$1 Billion - $3 Billion	0.94%
$3 Billion - $5 Billion	0.90%
$5 Billion - $10 Billion	0.87%
Greater than $10 Billion	0.85%

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

With respect to Emerging Markets Dividend, the Manager entered into a separate sub-advisory agreement with BlackRock Asset Management North Asia Limited (“BAMNAL”), an affiliate of the Manager. The Manager pays BAMNAL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service	Investor A	Investor B	Investor C
Service Fee	0.25%	0.25%	0.25%	0.25%
Distribution Fee	—	—	0.75%	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

BLACKROCK FUNDS	MARCH 31, 2017	41

Notes to Financial Statements (continued)

For the six months ended March 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Service	Investor A	Investor B	Investor C	Total
All-Cap Energy & Resources	$1,017	$ 73,076	$1,905	$157,754	$233,752
Emerging Markets Dividend	—	$ 3,205	—	$ 2,651	$5,856
Energy & Resources	—	$202,539	$1,369	$179,846	$383,754

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2017, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
All-Cap Energy & Resources	$2,546	$81	$ 5,847	$38	$3,155	$11,667
Emerging Markets Dividend	$ 225	—	$ 256	—	$ 53	$534
Energy & Resources	$7,604	—	$16,203	$27	$3,597	$27,431

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for a Fund or a share class, which are included in administration fees waived — class specific in the Statements of Operations. For the six months ended March 31, 2017, the administration fees waived at the Fund level for Emerging Markets Dividend was $1,143.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2017, All-Cap Energy & Resources and Energy & Resources paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Total
All-Cap Energy & Resources	—	$ 4	$4
Energy & Resources	$7,702	$96	$7,798

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended March 31, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor B	Investor C	Total
All-Cap Energy & Resources	$411	—	$ 5,124	$370	$1,017	$6,922
Emerging Markets Dividend	$ 42	—	$ 106	—	$ 57	$205
Energy & Resources	$591	—	$12,154	$325	$1,570	$14,640

42	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

For the six months ended March 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
All-Cap Energy & Resources	$18,825	$665	$74,691	$2,884	$35,434	$132,499
Emerging Markets Dividend	$ 4,710	—	$2,594	—	$807	$8,111
Energy & Resources	$20,066	—	$203,694	$2,625	$46,382	$272,767

Other Fees: For the six months ended March 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

All-Cap Energy & Resources	$2,268
Emerging Markets Dividend	$628
Energy & Resources	$4,644

For the six months ended March 31, 2017, affiliates received CDSCs as follows:

	Investor A	Investor B	Investor C
All-Cap Energy & Resources	—	—	$1,728
Emerging Markets Dividend	—	—	$52
Energy & Resources	$113	—	$6,659

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

	All-Cap Energy & Resources		Emerging Markets Dividend	Energy & Resources
	Contractual[1]	Voluntary[2,3]	Contractual[1]	Contractual[1]	Voluntary[2,3]
Institutional	0.96%	0.91%	1.50%	1.07%	1.02%
Service	1.38%	1.33%	N/A	1.38%[4]	N/A
Investor A	1.38%	1.33%	1.75%	1.38%	1.33%
Investor B	2.10%	2.05%	N/A	2.10%	2.05%
Investor C	2.10%	2.05%	2.50%	2.10%	2.05%
Class R	1.83%[4]	N/A	N/A	1.94%[4]	N/A

[1]

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to January 31, 2018 unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.

[3]	Effective June 15, 2016.

[4]	There were no shares outstanding as of March 31, 2017.

These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended March 31, 2017, the amounts waived were as follows:

All-Cap Energy & Resources	$61,809
Emerging Markets Dividend	$26,900

BLACKROCK FUNDS	MARCH 31, 2017	43

Notes to Financial Statements (continued)

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as administration fees waived, administration fees waived — class specific, transfer agent fees waived — class specific, transfer agent fees reimbursed — class specific and expenses reimbursed by the Manager, respectively, in the Statements of Operations. For the six months ended March 31, 2017, class specific expense waivers or reimbursements are as follows:

Administration Fees Waived	Institutional	Service	Investor A	Investor B	Investor C	Total
All-Cap Energy & Resources	$2,546	$42	$ 5,846	$37	$3,103	$11,574
Emerging Markets Dividend	$ 225	—	$ 256	—	$ 53	$ 534
Energy & Resources	—	—	$16,203	$27	$3,534	$19,764

Transfer Agent Fees Waived	Institutional	Service	Investor A	Investor B	Investor C	Total
All-Cap Energy & Resources	$411	—	$ 5,108	$370	$1,015	$ 6,904
Emerging Markets Dividend	$ 42	—	$ 106	—	$ 57	$ 205
Energy & Resources	—	—	$12,154	$325	$1,549	$14,028

Transfer Agent Fees Reimbursed	Institutional	Service	Investor A	Investor B	Investor C	Total
All-Cap Energy & Resources	$18,413	$34	$20,045	$2,309	$13,100	$53,901
Emerging Markets Dividend	$ 4,631	—	$ 2,433	—	$ 744	$ 7,808
Energy & Resources	—	—	$50,960	$2,110	$19,760	$72,830
With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended March 31, 2017, the amount waived were as follows:

All-Cap Energy & Resources	$251
Emerging Markets Dividend	$8
Energy & Resources	$686

The Manager has voluntarily agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Effective January 27, 2017, the waiver became contractual through January 31, 2018. This contractual agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of independent trustees or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended March 31, 2017, there were no fees waived by the manager.

In addition, for the six months ended March 31, 2017, the Manager reimbursed Emerging Markets Dividend $64,391, which is shown as expense reimbursed by the Manager in the Statements of Operations.

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

44	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

For the six months ended March 31, 2017, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Institutional	Service	Investor A	Investor B	Investor C	Total
All-Cap Energy & Resources	—	$22	—	$5	$207	$234
Energy & Resources	$15,529	—	—	$3	$210	$15,742

On March 31, 2017, the fund level and class specific waivers and/or reimbursement subject to possible future recoupment under the expense limitation agreement are as follows:

	Expires September 30,
	2017	2018	2019
All-Cap Energy & Resources
Fund Level	$12,781	$69,954	$61,809
Institutional	$44,373	$50,533	$21,370
Service	$326	$616	$76
Investor A	$59,543	$69,192	$30,999
Investor B	$8,807	$5,141	$2,716
Investor C	$30,844	$43,298	$17,218
Emerging Markets Dividend
Fund Level	$216,415	$213,486	$92,434
Institutional	$1,158	$1,542	$4,898
Investor A	$3,579	$3,721	$2,795
Investor C	$1,484	$1,381	$854
Energy & Resources
Institutional	—	$27,064	—
Investor A	$59,302	$93,725	$40,459
Investor B	$8,068	$7,589	$750
Investor C	$21,596	$48,528	$16,791

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. If the private investment company’s weekly liquid assets fall below 30% of its total assets, BIM, as managing member of the private investment company, is permitted at any time, if it determines it to be in the best interests of the private investment company, to impose a liquidity fee of up to 2% of the value of units withdrawn or impose a redemption gate that temporarily suspends the right of withdrawal out of the private investment company. In addition, if the private investment company’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the private investment company will impose a liquidity fee in the default amount of 1% of the amount withdrawn, generally effective as of the next business day, unless BIM determines that a higher (not to exceed 2%) or lower fee level or not imposing a liquidity fee is in the best interests of the private investment company. The shares of the private investment company purchased by the Funds would be subject to any such liquidity fee or redemption gate imposed.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Fund retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2017, each paid BIM the following amounts for securities lending agent services:

All-Cap Energy & Resources	—
Emerging Markets Dividend	—
Energy & Resources	$374

BLACKROCK FUNDS	MARCH 31, 2017	45

Notes to Financial Statements (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, Emerging Markets Dividend may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2017, Emerging Markets Dividend did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

7. Purchases and Sales:

For the six months ended March 31, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

Purchases
	All-Cap Energy & Resources	Emerging Markets Dividend	Energy & Resources
Non-U.S. Government Securities	$9,734,446	$4,503,678	$17,312,522

Sales
	All-Cap Energy & Resources	Emerging Markets Dividend	Energy & Resources
Non-U.S. Government Securities	$18,543,446	$2,332,226	$33,633,948

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the U.S. federal tax returns generally remains open for each of the four years ended September 30, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of September 30, 2016, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires September 30,	All-Cap Energy & Resources	Emerging Markets Dividend	Energy & Resources
No expiration date[1]	$33,929,423	$1,481,161	$214,150,968
2018	50,343,833	—	—
2019	—	18,788	—
Total	$84,273,256	$1,499,949	$214,150,968

[1]	Must be utilized prior to losses subject to expiration.

46	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	All-Cap Energy & Resources	Emerging Markets Dividend	Energy & Resources
Tax cost	$100,946,594	$6,355,274	$257,491,677

Gross unrealized appreciation	$ 10,699,780	$970,641	$28,012,147
Gross unrealized depreciation	(2,813,814)	(63,290)	(31,511,486)

Net unrealized appreciation (depreciation)	$ 7,885,966	$907,351	$(3,499,339)

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2017, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability

BLACKROCK FUNDS	MARCH 31, 2017	47

Notes to Financial Statements (continued)

of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: As of period end, All-Cap Energy & Resources and Energy & Resources invested a significant portion of their assets in securities in the energy sector. Changes in economic conditions affecting such sector would have a greater impact on All-Cap Energy & Resources and Energy & Resources and could affect the value, income and/or liquidity of positions in such securities.

Emerging Markets Dividend invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
All-Cap Energy & Resources	Shares	Amount	Shares	Amount
Institutional
Shares sold	487,880	$ 5,518,500	3,161,541	$ 29,388,657
Shares issued in reinvestment of distributions	39,973	476,452	48,497	467,508
Shares redeemed	(519,764)	(5,866,011)	(3,031,450)	(31,239,149)

Net increase (decrease)	8,089	$ 128,941	178,588	$ (1,382,984)

Service
Shares sold	13,160	$ 147,137	20,293	$ 200,118
Shares issued in reinvestment of distributions	1,390	16,259	1,066	10,079
Shares redeemed	(23,861)	(257,299)	(54,781)	(573,221)

Net decrease	(9,311)	$ (93,903)	(33,422)	$(363,024)

Investor A
Shares sold and automatic conversion of shares	492,499	$ 5,471,694	2,127,449	$ 20,597,500
Shares issued in reinvestment of distributions	99,139	1,153,057	101,649	956,522
Shares redeemed	(1,060,966)	(11,636,924)	(2,032,198)	(20,122,735)

Net increase (decrease)	(469,328)	$ (5,012,173)	196,900	$ 1,431,287

Investor B
Shares redeemed and automatic conversion of shares	(31,741)	$(333,573)	(83,559)	$(802,774)

Net decrease	(31,741)	$(333,573)	(83,559)	$(802,774)

Investor C
Shares sold	227,721	$ 2,435,868	671,338	$ 6,177,615
Shares issued in reinvestment of distributions	33,966	378,171	29,099	261,896
Shares redeemed	(526,663)	(5,482,524)	(1,166,116)	(11,053,045)

Net decrease	(264,976)	$(2,668,485)	(465,679)	$ (4,613,534)

Total Net Decrease	(767,267)	$(7,979,193)	(207,172)	$ (5,731,029)

48	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

	Six Month Ended March 31, 2017		Year Ended September 30, 2016
Emerging Markets Dividend	Shares	Amount	Shares	Amount
Institutional
Shares sold	267,640	$2,160,402	276,672	$ 2,034,905
Shares issued in reinvestment of distributions	396	3,015	1,272	8,814
Shares redeemed	(28,165)	(220,122)	(188,245)	(1,178,543)

Net increase	239,871	$1,943,295	89,699	$ 865,176

Investor A
Shares sold	135,758	$1,094,485	231,030	$1,694,668
Shares issued in reinvestment of distributions	395	3,052	3,002	22,150
Shares redeemed	(63,824)	(509,578)	(115,037)	(828,195)

Net increase	72,329	$ 587,959	118,995	$ 888,623

Investor C
Shares sold	27,987	$ 221,733	34,614	$ 248,252
Shares issued in reinvestment of distributions	—	—	371	2,694
Shares redeemed	(12,455)	(92,152)	(15,507)	(110,389)

Net increase	15,532	$ 129,581	19,478	$ 140,557

Total Net Increase	327,732	$2,660,835	228,172	$1,894,356

Energy & Resources
Institutional
Shares sold	512,971	$ 11,210,017	796,824	$ 15,677,703
Shares redeemed	(890,761)	(19,387,469)	(769,810)	(14,482,256)

Net increase (decrease)	(377,790)	$(8,177,452)	27,014	$ 1,195,447

Investor A
Shares sold and automatic conversion of shares	1,052,653	$ 20,365,404	2,546,938	$ 41,864,676
Shares redeemed	(1,852,082)	(35,448,531)	(2,855,481)	(47,770,927)

Net decrease	(799,429)	$(15,083,127)	(308,543)	$ (5,906,251)

Investor B
Shares sold	8	$ 117	1,709	$ 19,361
Shares redeemed and automatic conversion of shares	(20,831)	(286,866)	(51,734)	(630,169)

Net decrease	(20,823)	$(286,749)	(50,025)	$(610,808)

Investor C
Shares sold	166,940	$ 2,338,988	780,257	$ 8,906,436
Shares redeemed	(518,504)	(7,007,561)	(1,131,617)	(13,507,531)

Net decrease	(351,564)	$ (4,668,573)	(351,360)	$ (4,601,095)

Total Net Decrease	(1,549,606)	$ (28,215,901)	(682,914)	$ (9,922,707)

At period ended, shares owned by affiliates of Emerging Markets Dividend were as follows:

Institutional	Investor A	Investor C
78,474	2,000	2,000

BLACKROCK FUNDS	MARCH 31, 2017	49

Notes to Financial Statements (concluded)

12. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 20, 2017, the credit agreement was extended until April 2018 under the same terms.

50	BLACKROCK FUNDS	MARCH 31, 2017

Disclosure of Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on February 24, 2017 (the “February 2017 Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, and BlackRock Asset Management North Asia Limited (the “Sub-Advisor”) with respect to BlackRock Emerging Markets Dividend Fund (the “Fund”), a series of the Trust. The Board was informed that the Sub-Advisory Agreement was substantially the same as the sub-advisory agreement previously approved with respect to certain other portfolios of the Trust.

On the date of the February 2017 Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Sub-Advisory Agreement.

The Board previously met in person on April 21, 2016 (the “April 2016 Meeting”) and on May 18-20, 2016 (the “May 2016 Meeting”) to consider the approval of (i) the investment advisory agreement between the Trust, on behalf of the Fund, and the Manager (the “Advisory Agreement”) and (ii) the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to the Fund (the “BIL Sub-Advisory Agreement”). At the May 2016 Meeting, the Board, including the independent board members, approved the continuation of the Advisory Agreement and the BIL Sub-Advisory Agreement, each for a one-year term ending June 30, 2017. A discussion of the basis for the Board’s approval of the Advisory Agreement and the BIL Sub-Advisory Agreement at the May 2016 Meeting is included in the annual shareholder report of the Fund for the period ended September 30, 2016.

At the February 2017 Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The factors considered by the Board at the February 2017 Meeting in connection with approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the April 2016 Meeting and the May 2016 Meeting with respect to approval of the Advisory Agreement and the BIL Sub-Advisory Agreement.

Following discussion, the Board, including a majority of the Independent Board Members, approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

BLACKROCK FUNDS	MARCH 31, 2017	51

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee
Susan J. Carter, Trustee
Collette Chilton, Trustee
Neil A. Cotty, Trustee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Trustee
Robert C. Robb, Jr., Trustee
Mark Stalnecker, Trustee
Kenneth L. Urish, Trustee
Claire A. Walton, Trustee
Frederick W. Winter, Trustee
Barbara G. Novick, Trustee
John M. Perlowski, Trustee, President and Chief Executive Officer
Thomas Callahan, Vice President
Jennifer McGovern, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Charles Park, Chief Compliance Officer
Fernanda Piedra, Anti-Money Laundering Compliance Officer
Benjamin Archibald, Secretary

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner retired as Trustees of the Trust.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Sub-Adviser BlackRock International Limited Edinburgh, EH3 8BL United Kingdom BlackRock Asset Management North Asia Limited[1] 2 Queen’s Road Central Hong Kong	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

[1]	For BlackRock Emerging Markets Dividend Fund.

52	BLACKROCK FUNDS	MARCH 31, 2017

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	MARCH 31, 2017	53

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

54	BLACKROCK FUNDS	MARCH 31, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Eq-Allcap-3/17-SAR

MARCH 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock FundsSM

▶   BlackRock Flexible Equity Fund

▶   BlackRock Mid-Cap Growth Equity Portfolio

▶   BlackRock Advantage Small Cap Growth Fund

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended March 31, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance, while U.S. Treasuries and other higher-quality assets generated negative returns. Markets showed great resilience during a period with big surprises, including the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. The more rate-sensitive high-quality assets, however, struggled as rising energy prices, modest wage increases and steady U.S. job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. Reflationary expectations accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy. The primary tension surfacing in markets in 2017 has been between reflationary expectations and the realities of fiscal and monetary policy. Markets have been turning their attention to the Fed’s outlook for additional interest rate hikes, while assessing the probability of Congress passing meaningful fiscal stimulus amid political division and a limited budget.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, like the Fed leaning toward higher interest rates and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted long-term investment returns going forward.

Equity markets still present opportunities, although the disparity between winners and losers is widening — a dynamic that increases the risk and return potential of active investing. Fixed income investors are also facing challenges as bond markets recalibrate for higher inflation expectations after eight years of deflationary concerns. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.12%	17.17%
U.S. small cap equities (Russell 2000® Index)	11.52	26.22
International equities (MSCI Europe, Australasia, Far East Index)	6.48	11.67
Emerging market equities (MSCI Emerging Markets Index)	6.80	17.21
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.19	0.36
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(6.08)	(3.97)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.18)	0.44
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.93)	0.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.50	16.39

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

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Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

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3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up

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BLACKROCK FUNDS	MARCH 31, 2017	3

Fund Summary as of March 31, 2017	BlackRock Flexible Equity Fund

Investment Objective

BlackRock Flexible Equity Fund’s (the “Fund”) investment objective is to seek to achieve long-term total return.

On March 23, 2017, the Board approved a proposal to change the name of BlackRock Flexible Equity Fund to BlackRock Advantage Large Cap Growth Fund. The Board also approved certain changes to the Fund’s investment objective and investment strategies and the liquidation of the Fund’s subsidiary. In addition, Fund management has determined to change the benchmark index against which the Fund compares its performance. These changes are expected to become effective on or about June 12, 2017.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2017, the Fund outperformed its benchmark, the S&P 500® Index.

What factors influenced performance?

•

At the sector level, financials was the prime contributor to relative performance. Bank holdings, led by Bank of America Corp., strongly outperformed, particularly following the U.S. presidential election, as investors positioned for improving future earnings power driven by higher economic growth, inflation, corporate tax reform and interest rates, as well as a softening of regulations that could lead to accelerating capital returns and potentially lower legal and compliance costs.

•

Consumer finance name SLM Corp. also added value in the sector. Shares outperformed as the “bear case” scenario of government subsidized tuition plans, as proposed by the Clinton campaign, was eliminated with a Trump victory. Moreover, Trump has proposed restoring private sector participation in student financing, which holds the potential to materially expand the market for private student loans, where SLM holds a dominant 50%+ market share. Notably, recent quarterly results suggest that SLM continues to gain share within the private student loan market, leading to near-best-in-class loan growth among mid-sized bank peers, while the investment adviser has not seen any diminution in the company’s credit standards.

•

Information technology (“IT”) was a second source of strength, in particular semiconductors, where Lam Research Corp. was a standout. Lam continues to perform well on the back of strong execution and growing demand for its products, driven by the build-out of 3D NAND capacity, for which the company is a key supplier. The valuation remains low, reflecting ongoing concerns that this may be the peak of the cycle, resulting in strong stock performance while the fundamentals continue to improve.

•	Additional contributions came from stock selection in consumer discretionary, especially hotels, restaurants & leisure and specialty retail.

•	Conversely, the main detractor from performance in the six months was health care, due to weakness within the pharmaceutical and biotechnology segments.
•

Mallinckrodt PLC and Teva Pharmaceutical Industries Ltd. were the largest detractors in pharmaceuticals. Mallinckrodt’s stock performance has been dominated by headlines on U.S. pricing pressures and skepticism around the sustainability of Medicare coverage of the company’s most important product, Achtar. Teva had numerous negative developments that undermined the investment adviser’s conviction in the investment thesis. The generics segment remains challenged by a slowing pace of approvals and broad price pressure, while Teva’s main brand product Copaxone has lost its patent protection and is likely to see generic competition in the coming quarters.

•

Within biotechnology, the position in Gilead Sciences Inc. weighed. Gilead continues to execute well in its HIV business segment, but is facing significant uncertainty in the HCV (Hepatitis C) business following several years of exceptional revenue growth. In the recent quarter, the company reset expectations for its HCV franchise by guiding to a much faster erosion of HCV revenue in 2017. While lower guidance was expected, the magnitude was a surprise and led to share weakness. The investment adviser believes that Gilead’s current guidance may prove conservative and anticipates positive developments in the company’s pipeline, as well as a more aggressive capital allocation strategy.

Describe recent portfolio activity.

•

Due to a combination of portfolio trading activity and market movement during the six-month period, the Fund’s weighting in the materials and IT sectors increased, particularly within chemicals and semiconductors, respectively. Financials exposure also increased. The biggest reductions were in the health care and consumer staples sectors, largely with respect to pharmaceuticals and food products.

Describe portfolio positioning at period end.

•

Relative to the S&P 500® Index, the Fund ended the period with its largest sector overweights in IT, consumer discretionary and materials. Industrials, real estate and consumer staples were the most significant underweights.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Apple Inc.	5%
Alphabet, Inc., Class A	4
JPMorgan Chase & Co.	4
Microsoft Corp.	4
Bank of America Corp.	4
Comcast Corp., Class A	3
Dow Chemical Co.	3
Carnival Corp.	2
U.S. Bancorp	2
Lowe’s Cos., Inc.	2

Sector Allocation	Percent of Net Assets
Information Technology	26%
Financials	16
Consumer Discretionary	16
Health Care	15
Consumer Staples	7
Energy	7
Industrials	6
Materials	5
Other	2

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4	BLACKROCK FUNDS	MARCH 31, 2017

BlackRock Flexible Equity Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and equity-like securities and instruments with similar economic characteristics. The Fund seeks to invest primarily in securities issued by North American companies. The Fund may invest in companies of any market capitalization size, style, or sector. The Fund’s total return prior to July 31, 2012 are the returns of the Fund when it followed a different investment strategy.

[3]	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

Performance Summary for the Period Ended March 31, 2017

		Average Annual Total Returns[2,4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	14.28%	19.62%	N/A	8.29%	N/A	4.64%	N/A
Service	14.08	19.29	N/A	7.95	N/A	4.33	N/A
Investor A	14.09	19.22	12.96%	7.92	6.76%	4.31	3.75%
Investor B	13.66	18.37	13.87	7.12	6.81	3.67	3.67
Investor C	13.64	18.40	17.40	7.10	7.10	3.51	3.51
Class R	13.96	18.84	N/A	7.55	N/A	4.12	N/A
S&P 500® Index	10.12	17.17	N/A	13.30	N/A	7.51	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,142.80	$4.90	$1,000.00	$1,020.29	$4.62	0.92%
Service	$1,000.00	$1,140.80	$6.60	$1,000.00	$1,018.70	$6.22	1.24%
Investor A	$1,000.00	$1,140.90	$6.60	$1,000.00	$1,018.70	$6.22	1.24%
Investor B	$1,000.00	$1,136.60	$10.68	$1,000.00	$1,014.87	$10.07	2.01%
Investor C	$1,000.00	$1,136.40	$10.68	$1,000.00	$1,014.87	$10.07	2.01%
Class R	$1,000.00	$1,139.60	$8.51	$1,000.00	$1,016.91	$8.02	1.60%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

BLACKROCK FUNDS	MARCH 31, 2017	5

Fund Summary as of March 31, 2017	BlackRock Mid-Cap Growth Equity Portfolio

Investment Objective

BlackRock Mid-Cap Growth Equity Portfolio’s (the “Fund”) investment objective is long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2017, the Fund outperformed its benchmark, the Russell Midcap® Growth Index.

What factors influenced performance?

•

In sector terms, consumer discretionary was the prime contributor to relative performance due to strength amongst holdings in internet & direct marketing retail, as well as stock selection and an underweight within specialty retail. Health care and real estate also aided returns. The main detractor from results was industrials, where electrical equipment and aerospace & defense names lagged. Selection in information technology (“IT”) and an overweight to telecommunication services also proved disadvantageous.

•

In stock specifics, Netflix, Inc. was the largest individual contributor. Netflix outperformed as the company solidified its position as the global leader in subscription video on demand. Recently, the company reported strong financial results and issued subscriber guidance that far exceeded expectations, in addition to raising its outlook for the first quarter of 2017.

•

Positions in VCA Inc. and Wix.com Ltd. also added value. Veterinary hospital chain VCA surged on news that it would be acquired by privately-held Mars Group. Wix.com outperformed following better-than-expected fourth-quarter 2016 results and increased market awareness of this best-in-class growth company. The investment adviser likes Wix.com due to its disruptive freemium model, technology leadership and large market opportunity, which are enabling new SMB website creation at a very high growth rate.

•	The largest detractor from relative performance was Acuity Brands Inc. Shares of Acuity Brands sold off as the company’s top-line growth rate slowed from its prior pace of

13-14% to 10% in its fiscal first quarter and 5% in its fiscal second quarter due to what its management characterized as a temporary slowing in smaller, short-cycle projects. Gross margin contraction from lower operating leverage further dampened sentiment for the shares.

•

FleetCor Technologies Inc. was an additional detractor. FleetCor’s stock declined in the first half of the reporting period as part of a broader sector rotation from financial technology companies (which do not benefit from lending and, hence, interest income) in favor of banks, which stand to benefit more from potentially lower taxes and higher interest rates under a Trump administration. Elsewhere, zero exposure to strong-performing NVIDIA Corp. was a drag.

Describe recent portfolio activity.

•

Due to a combination of trading activity and market movements during the six-month period, the Fund’s weighting in the real estate sector materially increased, particularly within equity real estate investment trusts. Financials and IT exposure also noticeably increased. The most substantial decrease was in the consumer discretionary sector, especially internet & direct marketing retail and media. The Fund’s weighting in telecommunication services and health care also declined.

Describe portfolio positioning at period end.

•	As of period end, the Fund’s largest sector overweight relative to the Russell Midcap® Growth Index was in IT, while consumer discretionary and health care were the most underweighted sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Intuitive Surgical, Inc.	3%
Equinix, Inc.	3
Uber Technologies, Inc., Series D	3
Netflix, Inc.	3
Equifax, Inc.	3
Domino’s Pizza, Inc.	2
SBA Communications Corp.	2
Vail Resorts, Inc.	2
First Republic Bank	2
Zendesk, Inc.	2

Sector Allocation	Percent of Net Assets
Information Technology	35%
Consumer Discretionary	18
Industrials	15
Health Care	10
Financials	6
Real Estate	5
Consumer Staples	4
Energy	2
Telecommunication Services	2
Materials	1
Short-Term Securities	3
Liabilities in Excess of Other Assets	(1)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

6	BLACKROCK FUNDS	MARCH 31, 2017

BlackRock Mid-Cap Growth Equity Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization companies, which Fund management believes have above-average earnings growth potential.

[3]

An unmanaged index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in the index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

Performance Summary for the Period Ended March 31, 2017

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	9.18%	22.17%	N/A	13.39%	N/A	8.38%	N/A
Service	9.11	22.02	N/A	12.95	N/A	8.01	N/A
Investor A	9.00	21.84	15.44%	13.04	11.83%	7.99	7.41%
Investor B	8.53	20.83	16.33	12.17	11.91	7.33	7.33
Investor C	8.61	20.94	19.94	12.18	12.18	7.18	7.18
Class K	9.23	22.29	N/A	13.49	N/A	8.48	N/A
Class R	8.86	21.50	N/A	12.74	N/A	7.81	N/A
Russell Midcap® Growth Index	7.38	14.07	N/A	11.95	N/A	8.13	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[6]	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,091.80	$5.77	$1,000.00	$1,019.34	$5.57	1.11%
Service	$1,000.00	$1,091.10	$6.34	$1,000.00	$1,018.80	$6.12	1.22%
Investor A	$1,000.00	$1,090.00	$7.22	$1,000.00	$1,017.95	$6.97	1.39%
Investor B	$1,000.00	$1,085.30	$11.20	$1,000.00	$1,014.12	$10.82	2.16%
Investor C	$1,000.00	$1,086.10	$11.15	$1,000.00	$1,014.17	$10.77	2.15%
Class K	$1,000.00	$1,092.30	$5.05	$1,000.00	$1,020.04	$4.87	0.97%
Class R	$1,000.00	$1,088.60	$8.57	$1,000.00	$1,016.66	$8.27	1.65%

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[7]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

BLACKROCK FUNDS	MARCH 31, 2017	7

Fund Summary as of March 31, 2017	BlackRock Advantage Small Cap Growth Fund

Investment Objective

BlackRock Advantage Small Cap Growth Fund’s (the “Fund”) investment objective is to seek long-term capital growth.

Effective February 15, 2017, the Fund changed its name from BlackRock Small Cap Growth Equity Portfolio to BlackRock Advantage Small Cap Growth Fund.

On March 23, 2017, the Board of Trustees of the Trust and the Board of Directors of BlackRock Series, Inc. (the “Target Corporation”), approved the reorganization of BlackRock Small Cap Growth Fund II (the “Target Fund”), a series of the Target Trust, with and into BlackRock Advantage Small Cap Growth Fund (the “Acquiring Fund”), with the Acquiring Fund continuing as the surviving fund after the reorganization. The reorganization is subject to shareholder approval by the Target Fund shareholders and certain other conditions.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2017, the Fund outperformed its benchmark, the Russell 2000® Growth Index.

What factors influenced performance?

•

The Fund’s outperformance relative to the benchmark was attributable largely to stock selection within the financials sector. Strategies that examine executive sentiment in company executive earnings conference calls and fundamentals-based valuation measures both added to performance within financials during the period. In terms of specific holdings, regional banks First Horizon National Corp. and First Midwest Bancorp benefited from expectations for higher profits due to a steeping yield curve. Stock selection within the information technology (“IT”) sector also contributed to performance, with shares of robotic-solutions semiconductor specialist Ultra Clean Holdings, Inc. rising on expectations for increased U.S. manufacturing activity.

•	The Fund’s underweight position in IT companies was the primary negative contributor to relative performance, as the sector generally responded positively to expectations of increased domestic economic activity. An underweight in online payment network Blackhawk Network Holdings was the most notable detractor. In addition, a strategy that focuses on common topics during company executive earnings conference calls detracted from performance, as reflationary trends favored certain overall sectors rather than boosting specific stocks across different sectors.

Describe recent portfolio activity.

•	During the six-month period, the Fund’s weightings in the financials, utilities, and consumer staples sectors increased, while the weightings in materials and energy decreased.

Describe portfolio positioning at period end.

•

Relative to the Russell 2000® Growth Index, the Fund’s most significant sector overweights as of period end were industrials, financials, and IT. The most significant underweights were materials and consumer discretionary.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Cantel Medical Corp.	2%
Prestige Brands Holdings, Inc.	2
PS Business Parks, Inc.	2
Insperity, Inc.	2
Sanmina Corp.	2
SYNNEX Corp.	2
Apogee Enterprises, Inc.	2
Universal Forest Products, Inc.	2
Masimo Corp.	2
Tenneco, Inc.	2

Sector Allocation	Percent of Net Assets
Information Technology	26%
Health Care	21
Industrials	17
Consumer Discretionary	14
Financials	6
Real Estate	6
Materials	4
Consumer Staples	3
Utilities	1
Energy	1
Short-Term Securities	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

8	BLACKROCK FUNDS	MARCH 31, 2017

BlackRock Advantage Small Cap Growth Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies and at least 80% of its net assets (plus any borrowings for investment purposes) in securities or instruments of issuers located in the United States.

[3]

An unmanaged index that measures performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

Performance Summary for the Period Ended March 31, 2017

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	10.92%	23.91%	N/A	10.24%	N/A	7.62%	N/A
Service	10.75	23.56	N/A	9.92	N/A	7.33	N/A
Investor A	10.71	23.52	17.03%	9.89	8.71%	7.25	6.67%
Investor C	10.36	22.65	21.65	9.03	9.03	6.35	6.35
Russell 2000® Growth Index	9.11	23.03	N/A	12.10	N/A	8.05	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,109.20	$3.20	$1,000.00	$1,021.83	$3.07	0.61%
Service	$1,000.00	$1,107.50	$4.61	$1,000.00	$1,020.49	$4.42	0.88%
Investor A	$1,000.00	$1,107.10	$4.66	$1,000.00	$1,020.44	$4.47	0.89%
Investor C	$1,000.00	$1,103.60	$8.58	$1,000.00	$1,016.71	$8.22	1.64%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

BLACKROCK FUNDS	MARCH 31, 2017	9

About Fund Performance

•

Institutional and Class K Shares (Class K Shares are available only in BlackRock Mid-Cap Growth Equity Portfolio) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to BlackRock Mid-Cap Growth Equity Portfolio’s Class K Shares inception date of March 28, 2016, Class K Share performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Share fees.

•	Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front- end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor B Shares (for all Funds except BlackRock Advantage Small Cap Growth Fund) are subject to a maximum CDSC of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and distribution reinvestments by current holders and for purchase by certain employer-sponsored retirement plans.

•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•

Class R Shares (for all Funds except BlackRock Advantage Small Cap Growth Fund) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to July 30, 2010, Class R performance results of BlackRock Flexible Equity Fund are those of Investor A Shares restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

10	BLACKROCK FUNDS	MARCH 31, 2017

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2016 and held through March 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	11

Consolidated Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Flexible Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.1%
Huntington Ingalls Industries, Inc.	1,188	$237,885
Airlines — 1.7%
Delta Air Lines, Inc.	151,655	6,970,064
Southwest Airlines Co.	9,616	516,956

		7,487,020
Auto Components — 2.8%
Goodyear Tire & Rubber Co.	178,719	6,433,884
Lear Corp.	42,419	6,005,682

		12,439,566
Banks — 12.9%
Bank of America Corp.	654,457	15,438,641
Citigroup, Inc.	59,899	3,583,158
JPMorgan Chase & Co.	200,008	17,568,703
Regions Financial Corp.	169,019	2,455,846
SunTrust Banks, Inc.	144,024	7,964,527
U.S. Bancorp	200,780	10,340,170

		57,351,045
Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	42,835	4,194,403
Biotechnology — 4.2%
Biogen, Inc. (a)	35,371	9,671,139
Bioverativ, Inc.	10,558	574,989
Gilead Sciences, Inc.	124,472	8,454,138

		18,700,266
Building Products — 0.2%
Owens Corning	16,865	1,035,005
Capital Markets — 2.0%
Freedom Pay, Inc. (a)	43,051	—
Goldman Sachs Group, Inc.	39,632	9,104,263

		9,104,263
Chemicals — 2.5%
Dow Chemical Co.	174,282	11,073,878
Communications Equipment — 2.3%
Cisco Systems, Inc.	296,959	10,037,214
Construction & Engineering — 0.4%
EMCOR Group, Inc.	25,497	1,605,036
Consumer Finance — 1.1%
SLM Corp. (a)	400,655	4,847,925
Containers & Packaging — 1.7%
Avery Dennison Corp.	32,545	2,623,127
Packaging Corp. of America	52,492	4,809,317

		7,432,444
Diversified Telecommunication Services — 0.3%
AT&T Inc.	25,800	1,071,990
Verizon Communications, Inc.	9,383	457,421

		1,529,411
Electric Utilities — 0.6%
FirstEnergy Corp.	81,408	2,590,403
Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.	70,760	4,083,560

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Flex Ltd. (a)	299,036	$5,023,805

		9,107,365
Food & Staples Retailing — 4.6%
CVS Health Corp.	91,275	7,165,088
Walgreens Boots Alliance, Inc.	114,577	9,515,620
Wal-Mart Stores, Inc.	52,426	3,778,866

		20,459,574
Health Care Providers & Services — 7.1%
Aetna, Inc.	5,644	719,892
Anthem, Inc.	11,951	1,976,456
Centene Corp. (a)	61,127	4,355,910
Cigna Corp.	11,780	1,725,652
Humana, Inc.	42,407	8,741,779
Laboratory Corp. of America Holdings (a)	24,533	3,519,749
McKesson Corp.	11,969	1,774,524
UnitedHealth Group, Inc.	54,586	8,952,650

		31,766,612
Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	185,634	10,935,699
Household Durables — 1.9%
DR Horton, Inc.	130,157	4,335,530
Lennar Corp., Class A	41,090	2,103,397
NVR, Inc. (a)	945	1,991,002

		8,429,929
Insurance — 0.1%
Prudential Financial, Inc.	2,108	224,881
Internet Software & Services — 4.2%
Alphabet, Inc., Class A (a)	22,122	18,755,032
IT Services — 2.3%
Amdocs, Ltd.	65,577	3,999,541
Cognizant Technology Solutions Corp., Class A (a)	106,800	6,356,736

		10,356,277
Life Sciences Tools & Services — 0.0%
Quintiles IMS Holdings, Inc. (a)	2,713	218,478
Machinery — 1.8%
Stanley Black & Decker, Inc.	51,981	6,906,715
WABCO Holdings, Inc. (a)	9,700	1,138,974

		8,045,689
Media — 3.3%
Comcast Corp., Class A	393,532	14,792,868
Metals & Mining — 0.9%
Rio Tinto PLC — ADR	102,512	4,170,188
Multiline Retail — 0.0%
Kohl’s Corp.	3,971	158,085
Multi-Utilities — 0.7%
Ameren Corp.	8,276	451,787
Public Service Enterprise Group, Inc.	58,602	2,598,999

		3,050,786

Portfolio Abbreviations
ADR	American Depositary Receipts	CVR	Contingent Value Rights	USD	U.S. Dollar

See Notes to Financial Statements.

12	BLACKROCK FUNDS	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.	22,972	$1,424,264
BP PLC — ADR	138,064	4,765,969
Chevron Corp.	86,308	9,266,890
Hess Corp.	33,902	1,634,415
Marathon Oil Corp.	84,067	1,328,259
Statoil ASA — ADR (b)	96,380	1,655,808
Suncor Energy, Inc.	142,460	4,380,645
TOTAL SA — ADR	59,352	2,992,528
Valero Energy Corp.	23,500	1,557,815

		29,006,593
Pharmaceuticals — 3.4%
Allergan PLC	11,205	2,677,099
Mallinckrodt PLC (a)	58,908	2,625,530
Merck & Co., Inc.	65,990	4,193,005
Mylan NV (a)	10,704	417,349
Pfizer, Inc.	87,228	2,984,070
Teva Pharmaceutical Industries Ltd. — ADR	71,362	2,290,007

		15,187,060
Professional Services — 0.8%
Robert Half International, Inc.	72,232	3,527,089
Road & Rail — 0.9%
Norfolk Southern Corp.	35,913	4,021,179
Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials, Inc.	34,372	1,337,071
Intel Corp.	176,497	6,366,247
Lam Research Corp.	78,720	10,104,499
Qorvo, Inc. (a)	26,576	1,822,051

		19,629,868
Software — 5.7%
Activision Blizzard, Inc.	129,608	6,462,255

Common Stocks	Shares	Value
Software (continued)
Dell Technologies, Inc., Class V	24,362	$1,561,117
Microsoft Corp.	265,848	17,508,749

		25,532,121
Specialty Retail — 4.9%
Home Depot, Inc.	67,545	9,917,632
Lowe’s Cos., Inc.	123,907	10,186,394
Urban Outfitters, Inc. (a)	75,936	1,804,239

		21,908,265
Technology Hardware, Storage & Peripherals — 5.3%
Apple Inc.	164,368	23,613,107
Tobacco — 1.7%
Altria Group, Inc.	105,685	7,548,023
Total Common Stocks — 98.7%		440,110,532

Total Long-Term Investments (Cost — $366,256,519) — 98.7%		440,110,532
Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)(d)	6,364,969	6,364,969
SL Liquidity Series, LLC, Money Market Series, 1.11% (d)(e)	471,584	471,631
Total Short-Term Securities (Cost — $6,836,647) — 1.5%		6,836,600
Total Investments (Cost — $373,093,166) — 100.2%		446,947,132
Liabilities in Excess of Other Assets — (0.2)%		(1,033,798)

Net Assets — 100.0%		$445,913,334

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the six months ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,739,821	(3,374,852)	6,364,969	$6,364,969	$15,236		$ 62	—
SL Liquidity Series, LLC Money Market Series	1,426,572	(954,988)	471,584	471,631	1,459	[2]	100	$(47)
Total				$6,836,600	$16,695		$162	$(47)

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	13

Consolidated Schedule of Investments (concluded)	BlackRock Flexible Equity Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$440,110,532	—	—	$440,110,532
Short-Term Securities	6,364,969	—	—	6,364,969

Total	$446,475,501	—	—	$446,475,501

Investments Valued at NAV[2]				471,631

Total Investments				$446,947,132

[1]	See above Schedule of Investments for values in each industry.

[2]	As of March 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended March 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

14	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
TransDigm Group, Inc. (a)	37,295	$8,210,867
Airlines — 0.8%
Southwest Airlines Co.	87,130	4,684,109
Banks — 6.1%
Bank of The Ozarks, Inc.	57,190	2,974,452
First Republic Bank	141,698	13,292,689
KeyCorp	165,824	2,948,351
Signature Bank (a)	14,098	2,092,002
SVB Financial Group (a)	67,877	12,631,231
Zions Bancorporation	70,283	2,951,886

		36,890,611
Beverages — 2.1%
Constellation Brands, Inc., Class A	76,575	12,410,510
Biotechnology — 0.9%
Ligand Pharmaceuticals, Inc. (a)	53,294	5,640,637
Building Products — 4.7%
AO Smith Corp.	245,529	12,561,264
JELD-WEN Holding, Inc. (a)	278,907	9,162,095
Masonite International Corp. (a)	85,031	6,738,707

		28,462,066
Chemicals — 1.3%
Scotts Miracle-Gro Co., Class A	42,166	3,937,883
Sherwin-Williams Co.	11,845	3,674,200

		7,612,083
Communications Equipment — 1.2%
CommScope Holding Co, Inc. (a)	169,140	7,054,829
Diversified Telecommunication Services — 2.2%
Zayo Group Holdings, Inc. (a)	395,582	13,014,648
Electrical Equipment — 2.0%
Acuity Brands, Inc.	59,620	12,162,480
Electronic Equipment, Instruments & Components — 3.0%
Flex Ltd. (a)	584,608	9,821,414
IPG Photonics Corp. (a)	66,193	7,989,495

		17,810,909
Equity Real Estate Investment Trusts (REITs) — 5.2%
Equinix, Inc.	42,787	17,130,631
SBA Communications Corp. (a)	120,366	14,488,455

		31,619,086
Food Products — 1.8%
Lamb Weston Holdings, Inc.	261,894	11,015,262
Health Care Equipment & Supplies — 6.8%
Align Technology, Inc. (a)	96,224	11,037,855
DexCom, Inc. (a)	86,803	7,354,818
Intuitive Surgical, Inc. (a)	22,368	17,144,401
Nevro Corp. (a)	58,034	5,437,786

		40,974,860
Health Care Providers & Services — 0.8%
VCA, Inc. (a)	51,967	4,754,980
Hotels, Restaurants & Leisure — 7.0%
Chipotle Mexican Grill, Inc. (a)(b)	2,840	1,265,277
Domino’s Pizza Enterprises Ltd.	132,396	5,877,685
Domino’s Pizza, Inc.	78,792	14,521,366
Papa John’s International, Inc.	76,243	6,102,490
Vail Resorts, Inc.	75,274	14,445,081

		42,211,899

Common Stocks	Shares	Value
Industrial Conglomerates — 2.1%
Roper Technologies, Inc.	61,215	$12,640,285
Internet & Direct Marketing Retail — 5.4%
Liberty Expedia Holdings, Inc. (a)	134,067	6,097,367
Liberty Ventures (a)	244,152	10,859,881
Netflix, Inc. (a)	107,629	15,908,642

		32,865,890
Internet Software & Services — 7.1%
Alteryx, Inc. (a)	86,222	1,347,650
CoStar Group, Inc. (a)	54,842	11,364,359
IAC/InterActiveCorp (a)	136,726	10,079,441
MercadoLibre, Inc.	27,232	5,758,751
Pandora Media, Inc. (a)	293,773	3,469,459
Wix.com Ltd. (a)	160,939	10,927,758

		42,947,418
IT Services — 8.1%
Black Knight Financial Services, Inc., Class A (a)	74,542	2,854,959
Fiserv, Inc. (a)	95,742	11,040,010
Global Payments, Inc.	158,742	12,807,305
Vantiv, Inc., Class A (a)	186,330	11,947,480
Worldpay Group PLC	2,742,767	10,140,602

		48,790,356
Machinery — 1.2%
Wabtec Corp.	93,870	7,321,860
Media — 3.5%
Live Nation Entertainment, Inc. (a)	278,172	8,448,084
Madison Square Garden Co., Class A (a)	63,310	12,643,640

		21,091,724
Oil, Gas & Consumable Fuels — 2.3%
Concho Resources, Inc. (a)	22,540	2,892,784
Diamondback Energy, Inc. (a)	53,276	5,525,520
Parsley Energy, Inc., Class A (a)	162,545	5,284,338

		13,702,642
Pharmaceuticals — 1.8%
Zoetis, Inc.	204,759	10,927,988
Professional Services — 2.4%
Equifax, Inc.	107,931	14,758,485
Semiconductors & Semiconductor Equipment — 2.7%
Inphi Corp. (a)	62,848	3,068,239
Silicon Laboratories, Inc. (a)	78,643	5,784,193
Teradyne, Inc.	245,646	7,639,591

		16,492,023
Software — 9.1%
Activision Blizzard, Inc.	39,373	1,963,138
Autodesk, Inc. (a)	99,365	8,592,091
PTC, Inc. (a)	210,804	11,077,750
Snap, Inc., Class A (a)(b)	190,876	4,300,436
Take-Two Interactive Software, Inc. (a)	219,062	12,983,805
Ubisoft Entertainment SA (a)	65,894	2,810,350
Zendesk, Inc. (a)	468,290	13,130,852

		54,858,422
Specialty Retail — 1.7%
Ulta Beauty, Inc. (a)	36,283	10,349,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	15

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 0.3%
BlackBerry, Ltd. (a)	261,812	$2,029,043
Total Common Stocks — 95.0%		573,304,972

Preferred Stocks
Internet Software & Services — 2.8%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,000,911) (a)(c)	322,368	16,808,267
Software — 0.6%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,811,905) (a)(c)	458,712	3,642,173
Total Preferred Stocks — 3.4%		20,450,440
Total Long-Term Investments (Cost — $445,685,788) — 98.4%		593,755,412

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(e)	12,102,050	$12,102,050
SL Liquidity Series, LLC, Money Market Series, 0.95% (d)(e)(f)	2,602,200	2,602,460

Total Short-Term Securities (Cost — $14,704,718) — 2.4%		14,704,510

Total Investments (Cost — $460,390,506) — 100.8%		$608,459,922
Liabilities in Excess of Other Assets — (0.8)%		(4,859,340)

Net Assets — 100.0%		$603,600,582

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $20,450,440, representing 3.4% of its net assets as of period end, and an original cost of $7,812,816.

(d)	During the six months ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,658,855	9,443,195	12,102,050	$12,102,050	$6,677		—	—
SL Liquidity Series, LLC, Money Market Series	—	2,602,200	2,602,200	2,602,460	3,562	[1]	$(14)	$(208)
Total				$14,704,510	$10,239		$(14)	$(208)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$8,210,867	—	—	$8,210,867
Airlines	4,684,109	—	—	4,684,109
Banks	36,890,611	—	—	36,890,611
Beverages	12,410,510	—	—	12,410,510
Biotechnology	5,640,637	—	—	5,640,637
Building Products	28,462,066	—	—	28,462,066
Chemicals	7,612,083	—	—	7,612,083

See Notes to Financial Statements.

16	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

	Level 1	Level 2	Level 3	Total
Communications Equipment	$7,054,829	—	—	$7,054,829
Diversified Telecommunication Services	13,014,648	—	—	13,014,648
Electrical Equipment	12,162,480	—	—	12,162,480
Electronic Equipment, Instruments & Components	17,810,909	—	—	17,810,909
Equity Real Estate Investment Trusts (REITs)	31,619,086	—	—	31,619,086
Food Products	11,015,262	—	—	11,015,262
Health Care Equipment & Supplies	40,974,860	—	—	40,974,860
Health Care Providers & Services	4,754,980	—	—	4,754,980
Hotels, Restaurants & Leisure	36,334,214	$5,877,685	—	42,211,899
Industrial Conglomerates	12,640,285	—	—	12,640,285
Internet & Direct Marketing Retail	32,865,890	—	—	32,865,890
Internet Software & Services	42,947,418	—	—	42,947,418
IT Services	38,649,754	10,140,602	—	48,790,356
Machinery	7,321,860	—	—	7,321,860
Media	21,091,724	—	—	21,091,724
Oil, Gas & Consumable Fuels	13,702,642	—	—	13,702,642
Pharmaceuticals	10,927,988	—	—	10,927,988
Professional Services	14,758,485	—	—	14,758,485
Semiconductors & Semiconductor Equipment	16,492,023	—	—	16,492,023
Software	52,048,072	2,810,350	—	54,858,422
Specialty Retail	10,349,000	—	—	10,349,000
Technology Hardware, Storage & Peripherals	2,029,043	—	—	2,029,043
Preferred Stocks:
Internet Software & Services	—	—	$16,808,267	16,808,267
Software	—	—	3,642,173	3,642,173
Short-Term Securities	12,102,050	—	—	12,102,050

Subtotal	$566,578,385	$18,828,637	$20,450,440	$605,857,462

Investments Valued at NAV[1]				2,602,460

Total Investments				$608,459,922

[1]	As of March 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of September 30, 2016	$20,174,639
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1,2]	275,801
Purchases	—
Sales	—

Closing Balance, as of March 31, 2017	$20,450,440

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[2]	$275,801

[1]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]

Any difference between net change in unrealized appreciation (depreciation) and Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	17

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$20,450,440	Market	Revenue Multiple[1]	10.75x - 12.75x	12.39x
			Revenue Growth Rate[1]	133.00% - 187.00%	177.38%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

See Notes to Financial Statements.

18	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.8%
DigitalGlobe, Inc. (a)	3,965	$129,854
Engility Holdings, Inc. (a)	62,396	1,805,740
HEICO Corp., Class A	36,401	2,730,075
Vectrus, Inc. (a)	64,555	1,442,804

		6,108,473
Air Freight & Logistics — 1.0%
Hub Group, Inc., Class A (a)	151,377	7,023,893
Airlines — 0.8%
Hawaiian Holdings, Inc. (a)	127,407	5,918,055
Auto Components — 2.6%
Cooper-Standard Holdings, Inc. (a)	26,668	2,958,281
LCI Industries	18,898	1,886,020
Lear Corp.	1,590	225,112
Tenneco, Inc. (a)	180,940	11,294,275
Tower International, Inc.	100,947	2,735,664

		19,099,352
Banks — 2.6%
Bank of The Ozarks, Inc.	53,059	2,759,599
Central Pacific Financial Corp.	199,391	6,089,401
First Merchants Corp	1,896	74,551
Home BancShares, Inc.	111,835	3,027,373
Wintrust Financial Corp.	97,566	6,743,762

		18,694,686
Beverages — 0.4%
Primo Water Corp. (a)	225,041	3,056,057
Biotechnology — 7.5%
Acceleron Pharma, Inc. (a)	4,605	121,894
Achillion Pharmaceuticals, Inc. (a)	247,176	1,040,611
Acorda Therapeutics, Inc. (a)	32,865	690,165
Aduro Biotech, Inc. (a)	38,180	410,435
Alder Biopharmaceuticals, Inc. (a)	67,386	1,401,629
Amicus Therapeutics, Inc. (a)	25,141	179,255
AnaptysBio, Inc. (a)	25,921	719,308
Applied Genetic Technologies Corp. (a)	78,468	541,429
Aptevo Therapeutics, Inc. (a)	26,472	54,532
Ardelyx, Inc. (a)	49,969	632,108
Arena Pharmaceuticals, Inc. (a)	478,893	699,184
aTyr Pharma, Inc. (a)	153,726	538,041
BioSpecifics Technologies Corp. (a)	17,396	953,301
Bluebird Bio, Inc. (a)	10,071	915,454
Blueprint Medicines Corp. (a)	3,514	140,525
Cascadian Therapeutics, Inc. (a)	23,269	96,334
ChemoCentryx, Inc. (a)	104,382	759,901
Clovis Oncology, Inc. (a)	19,419	1,236,408
Coherus Biosciences, Inc. (a)	17,695	374,249
Concert Pharmaceuticals, Inc. (a)	28,387	484,282
Corvus Pharmaceuticals, Inc. (a)	20,360	422,877
Cytokinetics, Inc. (a)	84,719	1,088,639
CytomX Therapeutics, Inc. (a)	3,925	67,785
Emergent Biosolutions, Inc. (a)	49,677	1,442,620
Enanta Pharmaceuticals, Inc. (a)	24,043	740,524
Enzon Pharmaceuticals, Inc.	493,108	115,930
Exact Sciences Corp. (a)	55,641	1,314,240
Exelixis, Inc. (a)	145,972	3,163,213
FibroGen, Inc. (a)	70,184	1,730,036
Five Prime Therapeutics, Inc. (a)	19,799	715,734
Genomic Health, Inc. (a)	39,106	1,231,448
Halozyme Therapeutics, Inc. (a)	139,822	1,812,093
Ignyta, Inc. (a)	55,662	478,693
Immune Design Corp. (a)	45,125	306,850
Insmed, Inc. (a)	10,614	185,851

Common Stocks	Shares	Value
Biotechnology (continued)
Insys Therapeutics, Inc. (a)(b)	57,235	$601,540
Intellia Therapeutics, Inc. (a)	19,853	279,729
Ironwood Pharmaceuticals, Inc. (a)	142,181	2,425,608
Kite Pharma, Inc. (a)	23,162	1,817,985
Lexicon Pharmaceuticals, Inc. (a)(b)	81,644	1,170,775
Ligand Pharmaceuticals, Inc., Class B (a)	8,604	910,647
Merrimack Pharmaceuticals, Inc. (a)	158,680	488,734
MiMedx Group, Inc. (a)(b)	12,184	116,114
Myriad Genetics, Inc. (a)	32,468	623,386
Natera, Inc. (a)	24,274	215,310
NewLink Genetics Corp. (a)	46,746	1,126,579
OncoGenex Pharmaceuticals, Inc. (a)	38,554	17,041
Ophthotech Corp. (a)	142,682	522,216
Peregrine Pharmaceuticals, Inc. (a)	311,084	203,449
Pfenex, Inc. (a)	73,215	425,379
Portola Pharmaceuticals, Inc. (a)	18,070	708,163
Progenics Pharmaceuticals, Inc. (a)	19,991	188,715
Prothena Corp. PLC (a)	14,753	823,070
PTC Therapeutics, Inc. (a)	43,618	429,201
Puma Biotechnology, Inc. (a)	9,590	356,748
Radius Health, Inc. (a)	8,150	314,998
Repligen Corp. (a)	48,582	1,710,086
Retrophin, Inc. (a)	40,967	756,251
Rigel Pharmaceuticals, Inc. (a)	261,905	866,906
Sage Therapeutics, Inc. (a)	14,241	1,012,108
Sangamo Biosciences, Inc. (a)	147,659	767,827
Sarepta Therapeutics, Inc. (a)	19,029	563,258
Seres Therapeutics, Inc. (a)	13,467	151,773
Spark Therapeutics, Inc. (a)	4,206	224,348
Spectrum Pharmaceuticals, Inc. (a)	107,107	696,196
Synergy Pharmaceuticals, Inc. (a)	20,069	93,521
TESARO, Inc. (a)	18,423	2,834,747
Ultragenyx Pharmaceutical, Inc. (a)	21,497	1,457,067
United Therapeutics Corp. (a)	1,094	148,106
Vanda Pharmaceuticals, Inc. (a)	71,700	1,003,800
Verastem, Inc. (a)	72,122	149,293
vTv Therapeutics, Inc., Class A (a)	38,077	249,404
Xencor, Inc. (a)	58,568	1,400,947
ZIOPHARM Oncology, Inc. (a)(b)	80,429	509,920

		55,166,523
Building Products — 3.7%
Apogee Enterprises, Inc.	202,161	12,050,817
Continental Building Products, Inc. (a)	113,755	2,786,997
Universal Forest Products, Inc.	120,691	11,892,891

		26,730,705
Capital Markets — 1.5%
Evercore Partners, Inc., Class A	109,818	8,554,822
Moelis & Co., Class A	70,489	2,713,827

		11,268,649
Chemicals — 2.9%
Chemours Co.	74,431	2,865,593
Chemtura Corp. (a)	25,640	856,376
Innospec, Inc.	4,847	313,843
OMNOVA Solutions, Inc. (a)	95,032	940,817
PolyOne Corp.	320,428	10,923,391
Sensient Technologies Corp.	17,336	1,374,051
Stepan Co.	18,470	1,455,621
Trinseo, SA	32,454	2,177,663

		20,907,355
Commercial Services & Supplies — 1.7%
ACCO Brands Corp. (a)	14,295	187,979

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	19

Schedule of Investments (continued)	BlackRock Advantage Small Cap Growth Fund

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
ARC Document Solutions, Inc. (a)	415,601	$1,433,823
Casella Waste Systems, Inc., Class A (a)	30,374	428,577
InnerWorkings, Inc. (a)	63,437	631,832
Kimball International, Inc., Class B	31,308	516,582
Quad/Graphics, Inc.	14,513	366,308
Steelcase, Inc., Class A	16,814	281,635
Tetra Tech, Inc.	203,952	8,331,439

		12,178,175
Communications Equipment — 2.1%
Black Box Corp.	21,485	192,291
Calix, Inc. (a)	111,464	808,114
Ciena Corp. (a)	109,846	2,593,464
InterDigital, Inc.	59,159	5,105,422
NETGEAR, Inc. (a)	36,957	1,831,219
Ubiquiti Networks, Inc. (a)	91,472	4,597,383

		15,127,893
Construction & Engineering — 1.9%
Comfort Systems USA, Inc.	153,709	5,633,435
MasTec, Inc. (a)	206,937	8,287,827

		13,921,262
Construction Materials — 0.1%
Summit Materials, Inc., Class A (a)	41,729	1,031,124
Consumer Finance — 0.4%
Consumer Portfolio Services, Inc. (a)	186,779	879,729
Enova International, Inc. (a)	144,146	2,140,568

		3,020,297
Diversified Consumer Services — 0.5%
Capella Education Co.	17,117	1,455,373
Collectors Universe, Inc.	67,405	1,759,270
K12, Inc. (a)	34,934	668,986

		3,883,629
Diversified Financial Services — 0.3%
Houlihan Lokey, Inc.	63,749	2,196,153
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	6,438	277,156
FairPoint Communications, Inc. (a)	13,211	219,303
Windstream Holdings, Inc.	457,675	2,494,329

		2,990,788
Electric Utilities — 0.0%
Ormat Technologies, Inc.	4,762	271,815
Electrical Equipment — 0.1%
LSI Industries, Inc.	60,086	606,268
Electronic Equipment, Instruments & Components — 3.9%
Fabrinet (a)	3,141	132,016
Kemet Corp. (a)	149,051	1,788,612
PC Connection, Inc.	19,113	569,376
PCM, Inc. (a)	5,336	149,675
Sanmina Corp. (a)	326,963	13,274,698
SYNNEX Corp.	111,222	12,450,191

		28,364,568
Energy Equipment & Services — 0.1%
Aspen Aerogels, Inc. (a)	349	1,448
McDermott International, Inc. (a)	48,553	327,733
Pioneer Energy Services Corp. (a)	70,469	281,876
Unit Corp. (a)	16,528	399,316

		1,010,373

Common Stocks	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 4.6%
American Assets Trust, Inc.	16,255	$680,109
Chatham Lodging Trust	90,382	1,785,044
CoreSite Realty Corp.	16,804	1,513,200
DCT Industrial Trust, Inc.	21,663	1,042,424
First Industrial Realty Trust, Inc.	75,985	2,023,481
Medical Properties Trust, Inc.	7,811	100,684
National Storage Affiliates Trust	107,090	2,559,451
PS Business Parks, Inc.	122,661	14,076,576
QTS Realty Trust, Inc.	37,530	1,829,588
Retail Opportunity Investments Corp.	253,963	5,340,842
Ryman Hospitality Properties, Inc.	15,559	962,013
Summit Hotel Properties, Inc.	118,563	1,894,637

		33,808,049
Food & Staples Retailing — 0.4%
Performance Food Group Co. (a)	68,366	1,627,111
SpartanNash Co.	38,980	1,363,910

		2,991,021
Food Products — 1.4%
Dean Foods Co.	260,614	5,123,671
Fresh Del Monte Produce, Inc.	26,256	1,555,143
Sanderson Farms, Inc.	36,255	3,764,719

		10,443,533
Gas Utilities — 1.1%
Southwest Gas Holdings, Inc.	93,570	7,757,889
Health Care Equipment & Supplies — 6.2%
AngioDynamics, Inc. (a)	28,068	486,980
Cantel Medical Corp.	189,503	15,179,190
Cardiovascular Systems, Inc. (a)	67,447	1,907,064
Cutera, Inc. (a)	40,126	830,608
Glaukos Corp. (a)	32,674	1,676,176
Inogen, Inc. (a)	37,612	2,917,187
Insulet Corp. (a)	14,897	641,912
LeMaitre Vascular, Inc.	68,308	1,682,426
Masimo Corp. (a)	126,547	11,801,773
Nanostring Technologies, Inc. (a)	46,171	917,418
Neogen Corp. (a)	18,556	1,216,346
NxStage Medical, Inc. (a)	137,888	3,699,535
RTI Surgical, Inc. (a)	403,322	1,613,288
SeaSpine Holdings Corp. (a)	89,391	701,719
Zeltiq Aesthetics, Inc. (a)	3,432	190,854

		45,462,476
Health Care Providers & Services — 1.5%
CorVel Corp. (a)	4,339	188,746
Cross Country Healthcare, Inc. (a)	42,747	613,847
Five Star Quality Care, Inc. (a)	158,552	340,887
HealthSouth Corp.	31,911	1,366,110
LHC Group, Inc. (a)	11,419	615,484
Magellan Health Services, Inc. (a)	14,391	993,699
Medpace Holdings, Inc. (a)	24,980	745,653
National Research Corp., Class A	16,376	322,607
UnitedHealth Group, Inc.	10,086	1,654,162
WellCare Health Plans, Inc. (a)	30,511	4,277,947

		11,119,142
Health Care Technology — 0.9%
Cotiviti Holdings, Inc. (a)	2,103	87,548
Medidata Solutions, Inc. (a)	58,623	3,381,961
Vocera Communications, Inc. (a)	126,912	3,151,225

		6,620,734

See Notes to Financial Statements.

20	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Advantage Small Cap Growth Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 4.0%
Bloomin’ Brands, Inc.	41,457	$817,947
Bravo Brio Restaurant Group, Inc. (a)	47,330	241,383
Caesars Entertainment Corp. (a)	60,869	581,299
Carrols Restaurant Group, Inc. (a)	223,721	3,165,652
Cheesecake Factory, Inc.	125,792	7,970,181
Isle of Capri Casinos, Inc. (a)	19,704	519,397
J Alexander’s Holdings, Inc. (a)	110,627	1,111,801
Papa John’s International, Inc.	62,459	4,999,218
Ruth’s Hospitality Group, Inc.	42,953	861,208
Vail Resorts, Inc.	46,444	8,912,604

		29,180,690
Household Durables — 1.2%
Century Communities, Inc. (a)	48,081	1,221,257
iRobot Corp. (a)	8,546	565,232
La-Z-Boy, Inc.	52,888	1,427,976
Taylor Morrison Home Corp., Class A (a)	89,381	1,905,603
TopBuild Corp. (a)	54,010	2,538,470
ZAGG, Inc. (a)	151,359	1,089,785

		8,748,323
Household Products — 0.3%
Central Garden & Pet Co. (a)	25,422	942,394
Central Garden & Pet Co., Class A (a)	39,797	1,381,752

		2,324,146
Industrial Conglomerates — 0.0%
Raven Industries, Inc.	5,193	150,857
Insurance — 0.4%
Argo Group International Holdings, Ltd.	35,574	2,411,917
James River Group Holdings, Ltd.	10,084	432,200

		2,844,117
Internet & Direct Marketing Retail — 0.1%
Overstock.com, Inc. (a)	40,831	702,293
Internet Software & Services — 3.2%
Alteryx, Inc. (a)(b)	30,685	479,607
Bankrate, Inc. (a)	104,988	1,013,134
Box, Inc., Class A (a)	106,867	1,743,001
Brightcove, Inc. (a)	10,618	94,500
Carbonite, Inc. (a)	60,061	1,219,238
Cornerstone OnDemand, Inc. (a)	94,720	3,683,661
Five9, Inc. (a)	36,954	608,263
j2 Global, Inc.	8,268	693,768
Limelight Networks, Inc. (a)	473,316	1,221,155
LogMeIn, Inc.	27,914	2,721,615
MuleSoft, Inc. (a)	14,426	350,985
QuinStreet, Inc. (a)	883,139	3,444,242
Shutterstock, Inc. (a)	6,079	251,367
Web.com Group, Inc. (a)	93,584	1,806,171
Wix.com Ltd. (a)	63,452	4,308,391

		23,639,098
IT Services — 2.9%
Acxiom Corp. (a)	35,292	1,004,763
Convergys Corp.	242,183	5,122,170
CSG Systems International, Inc.	217,275	8,215,168
Everi Holdings, Inc. (a)	150,575	721,254
Hackett Group, Inc.	184,367	3,593,313
Unisys Corp. (a)	199,560	2,783,862

		21,440,530
Leisure Products — 0.5%
Brunswick Corp.	56,047	3,430,076
MCBC Holdings, Inc.	9,806	158,563

		3,588,639

Common Stocks	Shares	Value
Life Sciences Tools & Services — 1.2%
Cambrex Corp. (a)	38,712	$2,131,096
Enzo Biochem, Inc. (a)	110,892	928,166
Harvard Bioscience, Inc. (a)	214,387	557,406
INC Research Holdings, Inc., Class A (a)	18,255	836,992
PAREXEL International Corp. (a)	30,784	1,942,778
PRA Health Sciences, Inc. (a)	30,942	2,018,347

		8,414,785
Machinery — 1.9%
Briggs & Stratton Corp.	47,722	1,071,359
Commercial Vehicle Group, Inc.	84,577	572,586
John Bean Technologies Corp.	10,759	946,254
Luxfer Holdings PLC — ADR	53,066	645,283
Mueller Water Products, Inc., Class A	549,207	6,491,627
Supreme Industries, Inc., Class A	37,171	753,084
Watts Water Technologies, Inc., Class A	32,414	2,021,013
Woodward, Inc.	20,953	1,423,128

		13,924,334
Media — 0.6%
Entercom Communications Corp., Class A (b)	54,557	780,165
Harte-Hanks, Inc. (a)	229,292	321,009
Meredith Corp.	1,155	74,613
MSG Networks, Inc., Class A (a)	22,489	525,118
New Media Investment Group, Inc.	5,877	83,512
Nexstar Broadcasting Group, Inc.	1,041	73,026
Sinclair Broadcast Group, Inc., Class A	56,551	2,290,316

		4,147,759
Metals & Mining — 1.3%
Fairmount Santrol Holdings, Inc. (a)	27,227	199,574
Ryerson Holding Corp. (a)	14,404	181,490
Schnitzer Steel Industries, Inc. — Class A	19,144	395,324
Worthington Industries, Inc.	187,317	8,446,123

		9,222,511
Multiline Retail — 1.2%
Big Lots, Inc.	182,789	8,898,169
Multi-Utilities — 0.0%
NorthWestern Corp.	3,822	224,351
Oil, Gas & Consumable Fuels — 0.8%
Bill Barrett Corp. (a)	109,528	498,352
Carrizo Oil & Gas, Inc. (a)	62,082	1,779,270
Eclipse Resources Corp. (a)	62,169	157,909
EP Energy Corp., Class A (a)(b)	118,505	562,899
Evolution Petroleum Corp.	107,337	858,696
Matador Resources Co. (a)	74,178	1,764,695
Northern Oil and Gas, Inc. (a)	19,650	51,090
Sanchez Energy Corp. (a)	15,321	146,162

		5,819,073
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. (a)	56,275	1,396,746
Verso Corp., Class A (a)	3,719	22,314

		1,419,060
Personal Products — 0.0%
Medifast, Inc.	1,529	67,842
Natural Health Trends Corp.	5,844	168,892

		236,734
Pharmaceuticals — 3.7%
Catalent, Inc. (a)	19,397	549,323
Corcept Therapeutics, Inc. (a)	264,318	2,896,925
Heska Corp. (a)	11,833	1,242,228

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	21

Schedule of Investments (continued)	BlackRock Advantage Small Cap Growth Fund

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Horizon Pharma PLC (a)	82,709	$1,222,439
Innoviva, Inc. (a)	41,334	571,649
Juniper Pharmaceuticals, Inc. (a)	77,998	370,491
Prestige Brands Holdings, Inc. (a)	268,113	14,896,358
Ra Pharmaceuticals, Inc. (a)	20,773	442,257
Sciclone Pharmaceuticals, Inc. (a)	262,048	2,568,070
Supernus Pharmaceuticals, Inc. (a)	74,565	2,333,884

		27,093,624
Professional Services — 2.5%
Insperity, Inc.	157,526	13,964,680
Kforce, Inc.	70,210	1,667,488
RPX Corp. (a)	201,061	2,412,732

		18,044,900
Real Estate Investment Trusts (REITs) — 0.7%
Ashford Hospitality Prime, Inc.	10,602	112,487
Ramco-Gershenson Properties Trust	369,761	5,184,049

		5,296,536
Real Estate Management & Development — 0.2%
AV Homes, Inc. (a)	13,371	219,953
RE/MAX Holdings, Inc., Class A	11,042	656,447
RMR Group, Inc., Class A	8,905	440,798

		1,317,198
Road & Rail — 0.2%
ArcBest Corp.	8,768	227,968
YRC Worldwide, Inc. (a)	78,350	862,633

		1,090,601
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Energy Industries, Inc. (a)	65,395	4,483,481
Advanced Micro Devices, Inc. (a)	247,110	3,595,450
Alpha & Omega Semiconductor, Ltd. (a)	97,052	1,668,324
Amkor Technology, Inc. (a)	147,544	1,710,035
Brooks Automation, Inc.	32,965	738,416
Cirrus Logic, Inc. (a)	90,055	5,465,438
Entegris, Inc. (a)	131,518	3,077,521
Microsemi Corp. (a)	81,974	4,224,120
Monolithic Power Systems, Inc.	72,360	6,664,356
Power Integrations, Inc.	20,481	1,346,626
Rudolph Technologies, Inc. (a)	15	336
Semtech Corp. (a)	151,492	5,120,430
Synaptics, Inc. (a)	81,460	4,033,085
Ultra Clean Holdings, Inc. (a)	233,877	3,945,505

		46,073,123
Software — 6.8%
A10 Networks, Inc. (a)	493,313	4,513,814
Aspen Technology, Inc. (a)	115,783	6,821,934
Barracuda Networks, Inc. (a)	44,403	1,026,153
CommVault Systems, Inc. (a)	23,977	1,218,032
Exa Corp. (a)	37,460	475,742
HubSpot, Inc. (a)	19,746	1,195,620
Imperva, Inc. (a)	28,518	1,170,664
MicroStrategy, Inc., Class A (a)	47,894	8,994,493
Mitek Systems, Inc. (a)	63,529	422,468
Paylocity Holding Corp. (a)	25,190	973,090
Proofpoint, Inc. (a)	128,573	9,560,688
RingCentral, Inc., Class A (a)	88,865	2,514,880
Silver Spring Networks, Inc. (a)	18,083	204,157
Take-Two Interactive Software, Inc. (a)	137,499	8,149,566
Varonis Systems, Inc. (a)	54,281	1,726,136
Zix Corp. (a)	188,892	908,571

		49,876,008

Common Stocks	Shares	Value
Specialty Retail — 2.5%
Aaron’s, Inc.	26,156	$777,879
Asbury Automotive Group, Inc. (a)	15,796	949,340
Big 5 Sporting Goods Corp.	319,129	4,818,848
Burlington Stores, Inc. (a)	27,497	2,675,183
Children’s Place, Inc.	67,753	8,133,748
Haverty Furniture Cos., Inc.	40,190	978,626
Sears Hometown and Outlet Stores, Inc. (a)	55,996	218,384

		18,552,008
Steel Pipe & Tubes — 0.2%
Atkore International Group, Inc. (a)	51,931	1,364,747
Technology Hardware, Storage & Peripherals — 0.1%
Super Micro Computer, Inc. (a)	17,327	439,239
Textiles, Apparel & Luxury Goods — 0.6%
Culp, Inc.	123,937	3,866,834
Perry Ellis International, Inc. (a)	8,999	193,298

		4,060,132
Thrifts & Mortgage Finance — 1.2%
Essent Group, Ltd. (a)	107,394	3,884,441
First Defiance Financial Corp.	19,458	963,366
Walker & Dunlop, Inc. (a)	96,901	4,039,803

		8,887,610
Trading Companies & Distributors — 2.2%
Applied Industrial Technologies, Inc.	147,291	9,109,948
GMS, Inc. (a)	79,838	2,797,524
MRC Global, Inc. (a)	179,643	3,292,856
Neff Corp., Class A (a)	28,183	548,159

		15,748,487
Water Utilities — 0.0%
SJW Group	3,848	185,551
Total Common Stocks — 98.4%		719,734,170

Preferred Stocks
Household Durables — 0.0%
AliphCom, Series 6 (Acquired 6/03/14, cost $749,991) (a)(c)	6,198	—
AliphCom, Series 8 (Acquired 8/31/15, cost $130,001) (a)(c)	142,746	1

		1
Software — 0.7%
Illumio Inc., Series C (Acquired 3/10/15, cost $750,000) (a)(c)	233,365	749,102
MongoDB Series C (Acquired 12/19/13, cost $1,517,990) (a)(c)	60,511	1,374,205
MongoDB Series D (Acquired 12/19/13, cost $472,222) (a)(c)	18,824	427,493
MongoDB Series E (Acquired 12/19/13, cost $16,682) (a)(c)	665	15,102
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $1,999,998) (a)(c)	326,264	2,590,536

		5,156,438
Total Preferred Stocks — 0.7%		5,156,439

See Notes to Financial Statements.

22	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Advantage Small Cap Growth Fund

Rights	Shares	Value
Biotechnology — 0.0%
Dyax Corp. — CVR(a)	149,927	$$343,333
Pharmaceuticals — 0.0%
Durata Therapeutics, Inc. — CVR(a)	7,330	—
Total Rights — 0.0%		343,333
Total Long-Term Investments (Cost — $632,696,333) — 99.1%		725,233,942

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(e)	4,244,491	4,244,491
SL Liquidity Series, LLC, Money Market Series, 0.95% (e)(f)	3,155,122	3,155,437
Total Short-Term Securities (Cost — $7,399,776) — 1.0%		7,399,928
Total Investments (Cost — $640,096,109) — 100.1%		732,633,870
Liabilities in Excess of Other Assets — (0.1)%		(836,676)

Net Assets — 100.0%		$731,797,194

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,156,439, representing 0.7% of its net assets as of period end, and an original cost of $5,636,885.

(d)	During the six months ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	6,602,499	(2,358,008)	4,244,491	$4,244,491	$11,480		$ 40	$ —
SL Liquidity Series, LLC, Money Market Series	6,420,757	(3,265,635)	3,155,122	3,155,437	281,926	[2]	573	152
Total				$7,399,928	$293,406		$613	$152

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
85	Russell 2000 Mini Index	June 2017	$5,883,700	$42,563

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	23

Schedule of Investments (continued)	BlackRock Advantage Small Cap Growth Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities was as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$42,563	—	—	—	$42,563

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended March 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain from:
Futures contracts	—	—	$1,232,916	—	—	—	$1,232,916

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(72,335)	—	—	—	$(72,335)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,673,325

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$10,188	—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(10,188)	—
Total derivative assets and liabilities subject to an MNA	—	—

See Notes to Financial Statements.

24	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Advantage Small Cap Growth Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$6,108,473	—	—	$6,108,473
Air Freight & Logistics	7,023,893	—	—	7,023,893
Airlines	5,918,055	—	—	5,918,055
Auto Components	19,099,352	—	—	19,099,352
Banks	18,694,686	—	—	18,694,686
Beverages	3,056,057	—	—	3,056,057
Biotechnology	55,166,523	—	—	55,166,523
Building Products	26,730,705	—	—	26,730,705
Capital Markets	11,268,649	—	—	11,268,649
Chemicals	20,907,355	—	—	20,907,355
Commercial Services & Supplies	12,178,175	—	—	12,178,175
Communications Equipment	15,127,893	—	—	15,127,893
Construction & Engineering	13,921,262	—	—	13,921,262
Construction Materials	1,031,124	—	—	1,031,124
Consumer Finance	3,020,297	—	—	3,020,297
Diversified Consumer Services	3,883,629	—	—	3,883,629
Diversified Financial Services	2,196,153	—	—	2,196,153
Diversified Telecommunication Services	2,990,788	—	—	2,990,788
Electric Utilities	271,815	—	—	271,815
Electrical Equipment	606,268	—	—	606,268
Electronic Equipment, Instruments & Components	28,364,568	—	—	28,364,568
Energy Equipment & Services	1,010,373	—	—	1,010,373
Equity Real Estate Investment Trusts (REITs)	33,808,049	—	—	33,808,049
Food & Staples Retailing	2,991,021	—	—	2,991,021
Food Products	10,443,533	—	—	10,443,533
Gas Utilities	7,757,889	—	—	7,757,889
Health Care Equipment & Supplies	45,462,476	—	—	45,462,476
Health Care Providers & Services	11,119,142	—	—	11,119,142
Health Care Technology	6,620,734	—	—	6,620,734
Hotels, Restaurants & Leisure	29,180,690	—	—	29,180,690
Household Durables	8,748,323	—	—	8,748,323
Household Products	2,324,146	—	—	2,324,146
Industrial Conglomerates	150,857	—	—	150,857
Insurance	2,844,117	—	—	2,844,117
Internet & Direct Marketing Retail	702,293	—	—	702,293
Internet Software & Services	23,639,098	—	—	23,639,098
IT Services	21,440,530	—	—	21,440,530
Leisure Products	3,588,639	—	—	3,588,639
Life Sciences Tools & Services	8,414,785	—	—	8,414,785
Machinery	13,924,334	—	—	13,924,334
Media	4,147,759	—	—	4,147,759
Metals & Mining	9,222,511	—	—	9,222,511
Multiline Retail	8,898,169	—	—	8,898,169
Multi-Utilities	224,351	—	—	224,351
Oil, Gas & Consumable Fuels	5,819,073	—	—	5,819,073
Paper & Forest Products	1,419,060	—	—	1,419,060
Personal Products	236,734	—	—	236,734
Pharmaceuticals	27,093,624	—	—	27,093,624
Professional Services	18,044,900	—	—	18,044,900
Real Estate Investment Trusts (REITs)	5,296,536	—	—	5,296,536
Real Estate Management & Development	1,317,198	—	—	1,317,198

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	25

Schedule of Investments (concluded)	BlackRock Advantage Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Road & Rail	$1,090,601	—	—	$1,090,601
Semiconductors & Semiconductor Equipment	46,073,123	—	—	46,073,123
Software	49,876,008	—	—	49,876,008
Specialty Retail	18,552,008	—	—	18,552,008
Steel Pipe & Tubes	1,364,747	—	—	1,364,747
Technology Hardware, Storage & Peripherals	439,239	—	—	439,239
Textiles, Apparel & Luxury Goods	4,060,132	—	—	4,060,132
Thrifts & Mortgage Finance	8,887,610	—	—	8,887,610
Trading Companies & Distributors	15,748,487	—	—	15,748,487
Water Utilities	185,551	—	—	185,551
Preferred Stocks:
Household Durables	—	—	$1	1
Software	—	—	5,156,438	5,156,438
Rights	—	—	343,333	343,333
Short-Term Securities	4,244,491	—	—	4,244,491

Subtotal	$723,978,661	—	$5,499,772	$729,135,100

Investments Valued at NAV[1]				3,155,437

Total Investments				$732,633,870

Derivative Financial Instruments[2]
Assets:
Equity contracts	$42,563	—	—	$42,563

[1]	As of March 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended March 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	MARCH 31, 2017

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)	BlackRock Flexible Equity Fund[1]	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Advantage Small Cap Growth Fund

Assets
Investments at value — unaffiliated[2,3]	$440,110,532	$593,755,412	$725,233,942
Investments at value — affiliated[4]	6,836,600	14,704,510	7,399,928
Cash	107,540	—	—
Cash pledged for futures contracts	—	—	410,000
Foreign currency at value[5]	—	1,645	—
Receivables:
Investments sold	359,932	1,735,686	9,004,157
Capital shares sold	55,580	1,205,407	1,790,547
Dividends — unaffiliated	655,302	95,160	352,189
Dividends — affiliated	4,088	3,422	3,068
From the Manager	44,345	1,733	104,142
Securities lending income — affiliated	138	1,806	55,194
Variation margin receivable on futures contracts	—	—	10,188
Prepaid expenses	51,411	82,151	53,054

Total assets	448,225,468	611,586,932	744,416,409

Liabilities
Bank overdraft	—	—	15,153
Cash collateral on securities loaned at value	471,702	2,602,682	3,154,691
Payables:
Investments purchased	301,881	3,030,290	8,009,860
Capital shares redeemed	575,408	1,187,515	504,887
Investment advisory fees	296,591	419,399	239,156
Transfer agent fees	321,920	395,034	311,583
Service and distribution fees	130,493	135,991	65,281
Officer’s and Trustees’ fees	7,439	8,199	10,310
Other affiliates	30,289	70,688	87,549
Other accrued expenses	176,411	136,552	220,745

Total liabilities	2,312,134	7,986,350	12,619,215

Net Assets	$445,913,334	$603,600,582	$731,797,194

Net Assets Consist of
Paid-in capital	$393,758,118	$441,947,047	$606,363,416
Undistributed (distributions in excess of) net investment income (loss)	699,102	(5,799,938)	482,144
Accumulated net realized gain (loss)	(22,381,485)	19,384,082	32,371,310
Net unrealized appreciation (depreciation)	73,837,599	148,069,391	92,580,324

Net Assets	$445,913,334	$603,600,582	$731,797,194

[1] Consolidated Statement of Assets and Liabilities.
[2] Investments at cost — unaffiliated	$366,256,519	$445,685,788	$632,696,333
[3] Securities loaned at value	$460,424	$2,575,948	$3,031,333
[4] Investments at cost — affiliated	$6,836,647	$14,704,718	$7,399,776
[5] Foreign currency at cost	—	$1,670	—

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	27

Statements of Assets and Liabilities (concluded)

March 31, 2017 (Unaudited)	BlackRock Flexible Equity Fund[1]	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Advantage Small Cap Growth Fund

Net Asset Value
Institutional
Net assets	$43,152,127	$122,819,964	$501,609,684

Shares outstanding[2]	3,090,756	6,294,835	25,223,877

Net asset value	$13.96	$19.51	$19.89

Service
Net assets	$134,672	$839,955	$9,470,000

Shares outstanding[2]	9,794	47,095	550,592

Net asset value	$13.75	$17.84	$17.20

Investor A
Net assets	$336,768,540	$413,860,429	$197,544,527

Shares outstanding[2]	25,086,211	24,247,353	12,496,245

Net asset value	$13.42	$17.07	$15.81

Investor B
Net assets	$1,012,537	$506,229	—

Shares outstanding[2]	86,340	36,804	—

Net asset value	$11.73	$13.75	—

Investor C
Net assets	$62,563,696	$54,890,906	$23,172,983

Shares outstanding[2]	5,404,383	4,028,099	2,365,458

Net asset value	$11.58	$13.63	$9.80

Class K
Net assets	—	$2,340,728	—

Shares outstanding[2]	—	119,844	—

Net asset value	—	$19.53	—

Class R
Net assets	$2,281,762	$8,342,371	—

Shares outstanding[2]	165,021	495,309	—

Net asset value	$13.83	$16.84	—

[1]	Consolidated Statement of Assets and Liabilities.

[2]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	MARCH 31, 2017

Statements of Operations

Six Months Ended March 31, 2017 (Unaudited)	BlackRock Flexible Equity Fund[1]	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Advantage Small Cap Growth Fund

Investment Income
Dividends — unaffiliated	$4,164,167	$2,133,332 [2]	$2,827,218
Dividends — affiliated	15,236	6,677	11,480
Securities lending — affiliated — net	1,459	3,562	281,926
Foreign taxes withheld	(38,829)	(2,918)	—

Total income	4,142,033	2,140,653	3,120,624

Expenses
Investment advisory	1,747,161	2,216,393	1,754,040
Service and distribution — class specific	741,358	772,260	387,999
Transfer agent — class specific	453,863	565,114	640,743
Administration	92,818	117,052	151,406
Administration — class specific	43,724	55,419	72,607
Accounting services	46,404	59,009	72,750
Professional	79,562	43,066	39,589
Registration	38,543	54,028	34,490
Printing	27,421	34,656	32,815
Custodian	14,853	15,831	49,262
Officer and Trustees	10,597	12,212	14,924
Offering	—	39,238	—
Recoupment of past waived and/or reimbursed fees — class specific	—	18,997	—
Miscellaneous	13,082	14,221	23,396

Total expenses	3,309,386	4,017,496	3,274,021
Less:
Fees waived by the Manager	(61,205)	(1,941)	(160,186)
Administration fees waived — class specific	(43,724)	(37,592)	(48,427)
Transfer agent fees waived — class specific	(34,012)	(39,144)	(3,292)
Transfer agent fees reimbursed — class specific	(274,400)	(23,421)	(419,972)

Total expenses after fees waived and reimbursed	2,896,045	3,915,398	2,642,144

Net investment income (loss)	1,245,988	(1,774,745)	478,480

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	18,338,062	22,411,535	54,343,044
Investments — affiliated	100	(14)	573
Capital gain distributions received from affiliated investment companies	62	—	40
Futures contracts	—	—	1,232,916
Foreign currency transactions	—	(3,464)	—

	18,338,224	22,408,057	55,576,573

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	37,802,835	28,010,878	17,111,970
Investments — affiliated	(47)	(208)	152
Futures contracts	—	—	(72,335)
Foreign currency translations	(3,803)	203	—

	37,798,985	28,010,873	17,039,787

Net realized and unrealized gain	56,137,209	50,418,930	72,616,360

Net Increase in Net Assets Resulting from Operations	$57,383,197	$48,644,185	$73,094,840

[1]	Consolidated Statement of Operations.
[2]	Includes non-recurring dividends in the amount of $1,220,448.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	29

Statements of Changes in Net Assets

	BlackRock Flexible Equity Fund[1]		BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Advantage Small Cap Growth Fund
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income (loss)	$1,245,988	$1,999,174	$(1,774,745)	$(5,452,501)	$478,480	$483,921
Net realized gain (loss)	18,338,224	(8,830,781)	22,408,057	(2,806,499)	55,576,573	(8,223,564)
Net change in unrealized appreciation (depreciation)	37,798,985	47,102,628	28,010,873	65,463,361	17,039,787	56,071,332

Net increase in net assets resulting from operations	57,383,197	40,271,021	48,644,185	57,204,361	73,094,840	48,331,689

Distributions to Shareholders[2]
From net investment income:
Institutional	(335,280)	(232,239)	—	—	(249,712)	—
Service	(692)	(73)	—	—	—	—
Investor A	(1,858,302)	(542,725)	—	—	—	—
Class R	(5,742)	—	—	—	—	—
From net realized gain:
Institutional	—	(2,674,570)	—	(2,009,090)	—	(28,615,524)
Service	—	(7,607)	—	(37,699)	—	(1,202,425)
Investor A	—	(24,921,567)	—	(9,310,900)	—	(16,862,272)
Investor B	—	(242,080)	—	(51,879)	—	—
Investor C	—	(5,636,080)	—	(1,450,834)	—	(2,736,282)
Class R	—	(103,686)	—	(193,731)	—	—

Decrease in net assets resulting from distributions to shareholders	(2,200,016)	(34,360,627)	—	(13,054,133)	(249,712)	(49,416,503)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(37,273,734)	(52,392,296)	(2,466,448)	22,037,838	(117,363,386)	(29,420,476)

Net Assets
Total increase (decrease) in net assets	17,909,447	(46,481,902)	46,177,737	66,188,066	(44,518,258)	(30,505,290)
Beginning of period	428,003,887	474,485,789	557,422,845	491,234,779	776,315,452	806,820,742

End of period	$445,913,334	$428,003,887	$603,600,582	$557,422,845	$731,797,194	$776,315,452

Undistributed (distributions in excess of) net investment income (loss), end of period	$699,102	$1,653,130	$(5,799,938)	(4,025,193)	$482,144	$253,376

[1]	Consolidated Statements of Changes in Net Assets.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights	BlackRock Flexible Equity Fund

	Institutional
	Six Months Ended March 31, 2017	Year Ended September 30,[1]
	(Unaudited)[1]	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.32	$12.07	$14.51	$14.04	$12.53	$9.81

Net investment income[2]	0.06	0.10	0.06	0.29	0.19	0.10
Net realized and unrealized gain (loss)	1.69	1.06	(0.25)	0.53	1.46	2.72

Net increase (decrease) from investment operations	1.75	1.16	(0.19)	0.82	1.65	2.82

Distributions:[3]
From net investment income	(0.11)	(0.07)	(0.41)	(0.21)	(0.14)	(0.10)
From net realized gain	—	(0.84)	(1.84)	(0.14)	—	—

Total distributions	(0.11)	(0.91)	(2.25)	(0.35)	(0.14)	(0.10)

Net asset value, end of period	$13.96	$12.32	$12.07	$14.51	$14.04	$12.53

Total Return[4]
Based on net asset value	14.28%[5]	9.75%	(2.15)%	5.76%	13.36%	28.90%

Ratios to Average Net Assets
Total expenses	1.15%[6,7]	1.14%[7]	1.11%[7]	1.09%[7]	1.15%[7]	1.13%

Total expenses after fees waived, reimbursed and paid indirectly	0.92%[6,7]	0.92%[7]	0.92%[7]	0.96%[7]	0.97%[7]	0.97%

Net investment income	0.95%[6,7]	0.86%[7]	0.46%[7]	1.99%[7]	1.48%[7]	0.89%

Supplemental Data
Net assets, end of period (000)	$43,152	$37,417	$40,870	$53,274	$64,078	$142,963

Portfolio turnover rate	21%	36%	156%	102%	119%	156%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	—	—	0.01%	0.01%	0.03%	—

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	31

Financial Highlights (continued)	BlackRock Flexible Equity Fund

	Service
	Six Months Ended March 31, 2017	Year Ended September 30,[1]
	(Unaudited)[1]	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.12	$11.86	$14.29	$13.81	$12.30	$9.63

Net investment income[2]	0.04	0.06	0.01	0.23	0.14	0.06
Net realized and unrealized gain (loss)	1.66	1.05	(0.24)	0.54	1.44	2.68

Net increase (decrease) from investment operations	1.70	1.11	(0.23)	0.77	1.58	2.74

Distributions:[3]
From net investment income	(0.07)	(0.01)	(0.36)	(0.15)	(0.07)	(0.07)
From net realized gain	—	(0.84)	(1.84)	(0.14)	—	—

Total distributions	(0.07)	(0.85)	(2.20)	(0.29)	(0.07)	(0.07)

Net asset value, end of period	$13.75	$12.12	$11.86	$14.29	$13.81	$12.30

Total Return[4]
Based on net asset value	14.08%[5]	9.44%	(2.49)%	5.45%	13.00%	28.58%

Ratios to Average Net Assets
Total expenses	1.31%[6,7]	1.26%[7,8]	1.33%[7,8]	1.30%[7]	1.75%[7,8]	1.95%

Total expenses after fees waived, reimbursed and paid indirectly	1.24%[6,7]	1.24%[7]	1.23%[7]	1.27%[7]	1.29%[7]	1.29%

Net investment income	0.64%[6,7]	0.54%[7]	0.10%[7]	1.60%[7]	1.15%[7]	0.56%

Supplemental Data
Net assets, end of period (000)	$135	$119	$108	$211	$421	$674

Portfolio turnover rate	21%	36%	156%	102%	119%	156%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	—	—	0.01%	0.01%	0.03%	—

[8]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Expense ratios	—	1.21%	1.30%	1.30%	1.73%	—

See Notes to Financial Statements.

32	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Flexible Equity Fund

	Investor A
	Six Months Ended March 31, 2017	Year Ended September 30,[1]
	(Unaudited)[1]	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.83	$11.61	$14.04	$13.59	$12.14	$9.50

Net investment income[2]	0.04	0.06	0.02	0.22	0.14	0.07
Net realized and unrealized gain (loss)	1.62	1.02	(0.24)	0.54	1.41	2.63

Net increase (decrease) from investment operations	1.66	1.08	(0.22)	0.76	1.55	2.70

Distributions:[3]
From net investment income	(0.07)	(0.02)	(0.37)	(0.17)	(0.10)	(0.06)
From net realized gain	—	(0.84)	(1.84)	(0.14)	—	—

Total distributions	(0.07)	(0.86)	(2.21)	(0.31)	(0.10)	(0.06)

Net asset value, end of period	$13.42	$11.83	$11.61	$14.04	$13.59	$12.14

Total Return[4]
Based on net asset value	14.09%[5]	9.39%	(2.46)%	5.46%	12.92%	28.54%

Ratios to Average Net Assets
Total expenses	1.43%[6,7]	1.42%[6]	1.41%[6]	1.40%[6]	1.43%[6]	1.40%[8]

Total expenses after fees waived, reimbursed and paid indirectly	1.24%[6,7]	1.24%[6]	1.24%[6]	1.27%[6]	1.29%[6]	1.29%

Net investment income	0.64%[6,7]	0.54%[6]	0.14%[6]	1.55%[6]	1.11%[6]	0.60%

Supplemental Data
Net assets, end of period (000)	$336,769	$323,297	$355,844	$443,630	$512,059	$615,464

Portfolio turnover rate	21%	36%	156%	102%	119%	156%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	—	—	0.01%	0.01%	0.03%	—

[7]	Annualized.

[8]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	33

Financial Highlights (continued)	BlackRock Flexible Equity Fund

	Investor B
	Six Months Ended March 31, 2017	Year Ended September 30,[1]
	(Unaudited)[1]	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.32	$10.28	$12.66	$12.26	$10.95	$8.58

Net investment income (loss)[2]	(0.01)	(0.03)	(0.08)	0.11	0.04	(0.02)
Net realized and unrealized gain (loss)	1.42	0.91	(0.20)	0.48	1.28	2.39

Net increase (decrease) from investment operations	1.41	0.88	(0.28)	0.59	1.32	2.37

Distributions:[3]
From net investment income	—	—	(0.26)	(0.05)	(0.01)	—
From net realized gain	—	(0.84)	(1.84)	(0.14)	—	—

Total distributions	—	(0.84)	(2.10)	(0.19)	(0.01)	—

Net asset value, end of period	$11.73	$10.32	$10.28	$12.66	$12.26	$10.95

Total Return[4]
Based on net asset value	13.66%[5]	8.63%	(3.24)%	4.68%	12.04%	27.62%

Ratios to Average Net Assets
Total expenses	3.30%[6,7]	2.74%[6]	2.52%[6]	2.41%[6]	2.42%[6,8]	2.31%[8]

Total expenses after fees waived, reimbursed and paid indirectly	2.01%[6,7]	2.01%[6]	2.01%[6]	2.05%[6]	2.06%[6]	2.06%

Net investment income (loss)	(0.14)%[6,7]	(0.25)%[6]	(0.68)%[6]	0.82%[6]	0.36%[6]	(0.19)%

Supplemental Data
Net assets, end of period (000)	$1,013	$1,711	$3,560	$7,122	$11,918	$17,465

Portfolio turnover rate	21%	36%	156%	102%	119%	156%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	—	—	0.01%	0.01%	0.03%	—

[7]	Annualized.

[8]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Expense ratios	—	—	—	—	2.41%	2.30%

See Notes to Financial Statements.

34	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Flexible Equity Fund

	Investor C
	Six Months Ended March 31, 2017	Year Ended September 30,[1]
	(Unaudited)[1]	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.19	$10.16	$12.57	$12.20	$10.91	$8.55

Net investment income (loss)[2]	0.00 [3]	(0.02)	(0.07)	0.10	0.04	(0.02)
Net realized and unrealized gain (loss)	1.39	0.89	(0.20)	0.48	1.27	2.38

Net increase (decrease) from investment operations	1.39	0.87	(0.27)	0.58	1.31	2.36

Distributions:[4]
From net investment income	—	—	(0.30)	(0.07)	(0.02)	—
From net realized gain	—	(0.84)	(1.84)	(0.14)	—	—

Total distributions	—	(0.84)	(2.14)	(0.21)	(0.02)	—

Net asset value, end of period	$11.58	$10.19	$10.16	$12.57	$12.20	$10.91

Total Return[5]
Based on net asset value	13.64%[6]	8.63%	(3.26)%	4.67%	12.01%	27.60%

Ratios to Average Net Assets
Total expenses	2.17%[7,8]	2.17%[7]	2.15%[7]	2.14%[7]	2.20%[7]	2.18%[9]

Total expenses after fees waived, reimbursed and paid indirectly	2.01%[7,8]	2.01%[7]	2.01%[7]	2.04%[7]	2.06%[7]	2.06%

Net investment income (loss)	0.01%[7,8]	(0.23)%[7]	(0.63)%[7]	0.78%[7]	0.34%[7]	(0.18)%

Supplemental Data
Net assets, end of period (000)	$62,564	$63,586	$72,966	$90,904	$103,097	$115,242

Portfolio turnover rate	21%	36%	156%	102%	119%	156%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	—	—	0.01%	0.01%	0.03%	—

[8]	Annualized.

[9]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	35

Financial Highlights (concluded)	BlackRock Flexible Equity Fund

	Class R
	Six Months Ended March 31, 2017	Year Ended September 30,[1]
	(Unaudited)[1]	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.17	$11.94	$14.41	$13.94	$12.46	$9.75

Net investment income (loss)[2]	0.02	0.02	(0.03)	0.19	0.10	0.03
Net realized and unrealized gain (loss)	1.68	1.05	(0.25)	0.53	1.45	2.71

Net increase (decrease) from investment operations	1.70	1.07	(0.28)	0.72	1.55	2.74

Distributions:[3]
From net investment income	(0.04)	—	(0.35)	(0.11)	(0.07)	(0.03)
From net realized gain	—	(0.84)	(1.84)	(0.14)	—	—

Total distributions	(0.04)	(0.84)	(2.19)	(0.25)	(0.07)	(0.03)

Net asset value, end of period	$13.83	$12.17	$11.94	$14.41	$13.94	$12.46

Total Return[4]
Based on net asset value	13.96%[5]	9.04%	(2.86)%	5.05%	12.51%	28.13%

Ratios to Average Net Assets
Total expenses	1.75%[6,7]	1.74%[6]	1.69%[6]	1.68%[6,8]	1.78%[6]	1.78%[8]

Total expenses after fees waived, reimbursed and paid indirectly	1.60%[6,7]	1.60%[6]	1.60%[6]	1.63%[6]	1.65%[6]	1.65%

Net investment income (loss)	0.29%[6,7]	0.20%[6]	(0.23)%[6]	1.30%[6]	0.78%[6]	0.25%

Supplemental Data
Net assets, end of period (000)	$2,282	$1,875	$1,138	$1,446	$1,028	$1,312

Portfolio turnover rate	21%	36%	156%	102%	119%	156%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	—	—	0.01%	0.01%	0.03%	—

[7]	Annualized.

[8]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Expense ratios	—	—	—	1.67%	—	1.78%

See Notes to Financial Statements.

36	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights	BlackRock Mid-Cap Growth Equity Portfolio

	Institutional
	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$17.87	$16.42	$17.67	$18.22	$13.58	$11.10

Net investment income (loss)[1]	(0.04)[2]	(0.12)	(0.11)	(0.12)	0.05	0.04
Net realized and unrealized gain	1.68	2.00	0.77	2.49	4.59	2.44

Net increase from investment operations	1.64	1.88	0.66	2.37	4.64	2.48

Distributions from net realized gain[3]	—	(0.43)	(1.91)	(2.92)	—	—

Net asset value, end of period	$19.51	$17.87	$16.42	$17.67	$18.22	$13.58

Total Return[4]
Based on net asset value	9.18%[5]	11.60%	4.37%	14.70%	34.17%	22.34%

Ratios to Average Net Assets
Total expenses[6]	1.11%[7]	1.11%	1.06%	1.11%	1.13%	1.11%

Total expenses after fees waived, reimbursed and paid indirectly	1.11%[7]	1.08%	1.05%	1.10%	1.11%	1.07%

Net investment income (loss)	(0.43)%[2,7]	(0.71)%	(0.61)%	(0.68)%	0.30%	0.27%

Supplemental Data
Net assets, end of period (000)	$122,820	$99,759	$84,605	$33,448	$21,485	$18,526

Portfolio turnover rate	42%	81%	95%	123%	160%	88%

[1]	Based on average shares outstanding.

[2]	Net investment income per share and the ratio of net investment income to average net assets includes $0.03 per share and 0.44%, respectively, resulting from a special dividend.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Expense ratios	1.09%	1.10%	1.06%	1.08%	1.11%	1.11%

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	37

Financial Highlights (continued)	BlackRock Mid-Cap Growth Equity Portfolio

	Service
	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.35	$15.00	$16.34	$17.05	$12.77	$10.49

Net investment loss[1]	(0.04)[2]	(0.13)	(0.16)	(0.19)	(0.02)	(0.01)
Net realized and unrealized gain	1.53	1.82	0.71	2.31	4.30	2.29

Net increase from investment operations	1.49	1.69	0.55	2.12	4.28	2.28

Distributions from net realized gain[3]	—	(0.34)	(1.89)	(2.83)	—	—

Net asset value, end of period	$17.84	$16.35	$15.00	$16.34	$17.05	$12.77

Total Return[4]
Based on net asset value	9.11%[5]	11.39%	3.94%	14.11%	33.52%	21.74%

Ratios to Average Net Assets
Total expenses	1.23%[6]	1.26%[7]	1.50%[7]	1.58%[7]	1.67%[7]	2.29%

Total expenses after fees waived, reimbursed and paid indirectly	1.22%[6]	1.25%	1.48%	1.58%	1.58%	1.58%

Net investment loss	(0.46)%[2,6]	(0.88)%	(1.00)%	(1.17)%	(0.15)%	(0.06)%

Supplemental Data
Net assets, end of period (000)	$840	$1,343	$1,384	$3,838	$2,065	$1,865

Portfolio turnover rate	42%	81%	95%	123%	160%	88%

[1]	Based on average shares outstanding.

[2]	Net investment income per share and the ratio of net investment income to average net assets includes $0.03 per share and 0.44%, respectively, resulting from a special dividend.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Expense ratios	—	1.24%	1.42%	1.33%	1.51%	—

See Notes to Financial Statements.

38	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Mid-Cap Growth Equity Portfolio

	Investor A
	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.66	$14.43	$15.78	$16.56	$12.38	$10.15

Net investment income (loss)[1]	(0.05)[2]	(0.15)	(0.14)	(0.16)	0.00 [3]	(0.01)
Net realized and unrealized gain	1.46	1.76	0.67	2.24	4.18	2.24

Net increase from investment operations	1.41	1.61	0.53	2.08	4.18	2.23

Distributions from net realized gain[4]	—	(0.38)	(1.88)	(2.86)	—	—

Net asset value, end of period	$17.07	$15.66	$14.43	$15.78	$16.56	$12.38

Total Return[5]
Based on net asset value	9.00%[6]	11.29%	4.01%	14.38%	33.76%	21.97%

Ratios to Average Net Assets
Total expenses	1.43%[7,8]	1.45%	1.43%[7]	1.48%	1.55%	1.55%

Total expenses after fees waived, reimbursed and paid indirectly	1.39%[8]	1.39%	1.39%	1.39%	1.39%	1.39%

Net investment income (loss)	(0.61)%[2,8]	(1.02)%	(0.89)%	(1.01)%	0.03%	(0.06)%

Supplemental Data
Net assets, end of period (000)	$413,860	$394,544	$350,962	$315,762	$282,726	$237,748

Portfolio turnover rate	42%	81%	95%	123%	160%	88%

[1]	Based on average shares outstanding.

[2]	Net investment income per share and the ratio of net investment income to average net assets includes $0.03 per share and 0.44%, respectively, resulting from a special dividend.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratios for the period ended March 31, 2017 and the year ended September 30, 2015.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	39

Financial Highlights (continued)	BlackRock Mid-Cap Growth Equity Portfolio

	Investor B
	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.67	$11.77	$13.22	$14.27	$10.75	$8.88

Net investment loss[1]	(0.08)[2]	(0.21)	(0.21)	(0.24)	(0.08)	(0.09)
Net realized and unrealized gain	1.16	1.42	0.55	1.90	3.60	1.96

Net increase from investment operations	1.08	1.21	0.34	1.66	3.52	1.87

Distributions from net realized gain[3]	—	(0.31)	(1.79)	(2.71)	—	—

Net asset value, end of period	$13.75	$12.67	$11.77	$13.22	$14.27	$10.75

Total Return[4]
Based on net asset value	8.53%[5]	10.40%	3.23%	13.47%	32.74%	21.06%

Ratios to Average Net Assets
Total expenses	4.12%[6]	3.20%	2.75%	2.66%	2.70%	2.59%

Total expenses after fees waived, reimbursed and paid indirectly	2.16%[6]	2.16%	2.16%	2.16%	2.16%	2.16%

Net investment loss	(1.25)%[2,6]	(1.80)%	(1.65)%	(1.79)%	(0.66)%	(0.88)%

Supplemental Data
Net assets, end of period (000)	$506	$1,178	$2,069	$3,313	$4,330	$5,123

Portfolio turnover rate	42%	81%	95%	123%	160%	88%

[1]	Based on average shares outstanding.

[2]	Net investment income per share and the ratio of net investment income to average net assets includes $0.03 per share and 0.45%, respectively, resulting from a special dividend.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Mid-Cap Growth Equity Portfolio

	Investor C
	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.55	$11.68	$13.16	$14.28	$10.75	$8.89

Net investment loss[1]	(0.08)[2]	(0.20)	(0.21)	(0.23)	(0.09)	(0.08)
Net realized and unrealized gain	1.16	1.41	0.55	1.88	3.62	1.94

Net increase from investment operations	1.08	1.21	0.34	1.65	3.53	1.86

Distributions from net realized gain[3]	—	(0.34)	(1.82)	(2.77)	—	—

Net asset value, end of period	$13.63	$12.55	$11.68	$13.16	$14.28	$10.75

Total Return[4]
Based on net asset value	8.61%[5]	10.48%	3.23%	13.42%	32.84%	20.92%

Ratios to Average Net Assets
Total expenses	2.15%[6,7]	2.14%[7]	2.16%[7]	2.17%[7]	2.23%[7]	2.31%

Total expenses after fees waived, reimbursed and paid indirectly	2.15%[6]	2.12%	2.16%	2.16%	2.16%	2.16%

Net investment loss	(1.21)%[2,6]	(1.75)%	(1.67)%	(1.77)%	(0.75)%	(0.81)%

Supplemental Data
Net assets, end of period (000)	$54,891	$52,723	$44,719	$31,257	$23,959	$18,774

Portfolio turnover rate	42%	81%	95%	123%	160%	88%

[1]	Based on average shares outstanding.

[2]	Net investment income per share and the ratio of net investment income to average net assets includes $0.03 per share and 0.44%, respectively, resulting from a special dividend.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Expense ratios	2.13%	2.13%	2.12%	2.16%	2.23%	—

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	41

Financial Highlights (continued)	BlackRock Mid-Cap Growth Equity Portfolio

	Class K
	Six Months Ended March 31, 2017 (Unaudited)	Period March 28, 2016[1] to September 30, 2016

Per Share Operating Performance
Net asset value, beginning of period	$17.88	$15.57

Net investment loss[2]	(0.07)[3]	(0.05)
Net realized and unrealized gain	1.72	2.36

Net increase from investment operations	1.65	2.31

Net asset value, end of period	$19.53	$17.88

Total Return[4]
Based on net asset value	9.23%[5]	14.84%[5]

Ratios to Average Net Assets
Total expenses	0.97%[6,7]	0.98%[7]

Total expenses after fees waived, reimbursed and paid indirectly	0.97%[7]	0.97%[7]

Net investment loss	(0.73)%[3,7]	(0.59)%[7]

Supplemental Data
Net assets, end of period (000)	$2,341	$230

Portfolio turnover rate	42%	81%[8]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Net investment income per share and the ratio of net investment income to average net assets includes $0.03 per share and 0.44%, respectively, resulting from a special dividend.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratios for the period ended March 31, 2017.

[7]	Annualized.

[8]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

	Class R
	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.47	$14.27	$15.63	$16.44	$12.32	$10.13

Net investment loss[1]	(0.07)[2]	(0.18)	(0.18)	(0.20)	(0.04)	(0.03)
Net realized and unrealized gain	1.44	1.72	0.68	2.22	4.16	2.22

Net increase from investment operations	1.37	1.54	0.50	2.02	4.12	2.19

Distributions from net realized gain[3]	—	(0.34)	(1.86)	(2.83)	—	—

Net asset value, end of period	$16.84	$15.47	$14.27	$15.63	$16.44	$12.32

Total Return[4]
Based on net asset value	8.86%[5]	10.94%	3.79%	14.03%	33.44%	21.62%

Ratios to Average Net Assets
Total expenses[6]	1.78%[7]	1.78%	1.73%	1.74%[6]	1.74%	1.84%

Total expenses after fees waived, reimbursed and paid indirectly	1.65%[7]	1.65%	1.65%	1.65%	1.65%	1.65%

Net investment loss	(0.88)%[2,7]	(1.28)%	(1.15)%	(1.26)%	(0.26)%	(0.28)%

Supplemental Data
Net assets, end of period (000)	$8,342	$7,646	$7,495	$7,704	$9,352	$6,663

Portfolio turnover rate	42%	81%	95%	123%	160%	88%

[1]	Based on average shares outstanding.

[2]	Net investment income per share and the ratio of net investment income to average net assets includes $0.03 per share and 0.44%, respectively, resulting from a special dividend.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	43

Financial Highlights	BlackRock Advantage Small Cap Growth Fund

	Institutional
	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$17.94	$17.82	$22.28	$29.86	$26.67	$20.09

Net investment income (loss)[1]	0.02	0.03	0.02	(0.06)	0.01	0.04
Net realized and unrealized gain	1.94	1.11	0.49	2.58	5.90	7.14

Net increase from investment operations	1.96	1.14	0.51	2.52	5.91	7.18

Distributions:[2]
From net investment income	(0.01)	—	—	—	(0.07)	—
From net realized gain	—	(1.02)	(4.97)	(10.10)	(2.65)	(0.60)

Total distributions	(0.01)	(1.02)	(4.97)	(10.10)	(2.72)	(0.60)

Net asset value, end of period	$19.89	$17.94	$17.82	$22.28	$29.86	$26.67

Total Return[3]
Based on net asset value	10.92%[4]	6.81%	2.35%	8.90%	25.36%	36.16%

Ratios to Average Net Assets
Total expenses	0.77%[5]	0.86%	0.82%	0.87%[6]	0.82%	0.82%

Total expenses after fees waived, reimbursed and paid indirectly	0.61%[5]	0.86%	0.82%	0.87%	0.82%	0.82%

Net investment income (loss)	0.25%[5]	0.20%	0.12%	(0.24)%	0.06%	0.15%

Supplemental Data
Net assets, end of period (000)	$501,610	$490,215	$503,423	$454,928	$862,261	$979,582

Portfolio turnover rate	47%	103%	137%	132%	175%	147%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Advantage Small Cap Growth Fund

	Service
	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.53	$15.55	$20.05	$27.81	$25.01	$18.93

Net investment loss[1]	(0.00)[2]	(0.01)	(0.03)	(0.12)	(0.06)	(0.04)
Net realized and unrealized gain	1.67	0.97	0.43	2.40	5.49	6.72

Net increase from investment operations	1.67	0.96	0.40	2.28	5.43	6.68

Distributions from net realized gain[3]	—	(0.98)	(4.90)	(10.04)	(2.63)	(0.60)

Net asset value, end of period	$17.20	$15.53	$15.55	$20.05	$27.81	$25.01

Total Return[4]
Based on net asset value	10.75%[5]	6.57%	2.00%	8.62%	24.96%	35.72%

Ratios to Average Net Assets
Total expenses	1.05%[6]	1.13%[7]	1.12%	1.12%	1.12%	1.20%

Total expenses after fees waived, reimbursed and paid indirectly	0.88%[6]	1.13%	1.12%	1.12%	1.12%	1.17%

Net investment loss	(0.03)%[6]	(0.07)%	(0.17)%	(0.53)%	(0.25)%	(0.15)%

Supplemental Data
Net assets, end of period (000)	$9,470	$12,054	$19,596	$23,621	$24,792	$29,281

Portfolio turnover rate	47%	103%	137%	132%	175%	147%

[1]	Based on average shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	45

Financial Highlights (continued)	BlackRock Advantage Small Cap Growth Fund

	Investor A
	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.28	$14.38	$18.91	$26.75	$24.17	$18.31

Net investment loss[1]	(0.00)[2]	(0.01)	(0.03)	(0.12)	(0.06)	(0.04)
Net realized and unrealized gain	1.53	0.88	0.41	2.31	5.27	6.50

Net increase from investment operations	1.53	0.87	0.38	2.19	5.21	6.46

Distributions from net realized gain[3]	—	(0.97)	(4.91)	(10.03)	(2.63)	(0.60)

Net asset value, end of period	$15.81	$14.28	$14.38	$18.91	$26.75	$24.17

Total Return[4]
Based on net asset value	10.71%[5]	6.57%	2.01%	8.60%	24.91%	35.73%

Ratios to Average Net Assets
Total expenses	1.09%[6]	1.14%	1.13%	1.15%	1.14%	1.17%

Total expenses after fees waived, reimbursed and paid indirectly	0.89%[6]	1.14%	1.13%	1.15%	1.14%	1.17%

Net investment loss	(0.03)%[6]	(0.09)%	(0.17)%	(0.56)%	(0.25)%	(0.18)%

Supplemental Data
Net assets, end of period (000)	$197,545	$250,357	$255,692	$282,684	$332,978	$352,073

Portfolio turnover rate	47%	103%	137%	132%	175%	147%

[1]	Based on average shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

46	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (concluded)	BlackRock Advantage Small Cap Growth Fund

	Investor C
	Six Months Ended March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$8.88	$9.37	$13.99	$22.23	$20.50	$15.73

Net investment loss[1]	(0.04)	(0.08)	(0.10)	(0.21)	(0.21)	(0.19)
Net realized and unrealized gain	0.96	0.56	0.30	1.89	4.38	5.56

Net increase from investment operations	0.92	0.48	0.20	1.68	4.17	5.37

Distributions from net realized gain[2]	—	(0.97)	(4.82)	(9.92)	(2.44)	(0.60)

Net asset value, end of period	$9.80	$8.88	$9.37	$13.99	$22.23	$20.50

Total Return[3]
Based on net asset value	10.36%[4]	5.72%	1.19%	7.73%	23.91%	34.63%

Ratios to Average Net Assets
Total expenses	1.87%[5]	1.95%	1.91%	1.93%	1.95%	1.99%

Total expenses after fees waived, reimbursed and paid indirectly	1.64%[5]	1.95%	1.91%	1.93%	1.95%	1.99%

Net investment loss	(0.78)%[5]	(0.90)%	(0.96)%	(1.33)%	(1.06)%	(0.99)%

Supplemental Data
Net assets, end of period (000)	$23,173	$23,689	$28,109	$32,598	$33,193	$28,787

Portfolio turnover rate	47%	103%	137%	132%	175%	147%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	47

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Flexible Equity Fund	Flexible Equity	Diversified
BlackRock Mid-Cap Growth Equity Portfolio	Mid-Cap Growth Equity	Diversified
BlackRock Advantage Small Cap Growth Fund	Advantage Small Cap Growth	Diversified

Effective February 15, 2017, BlackRock Small Cap Growth Equity Portfolio changed its name to BlackRock Advantage Small Cap Growth Fund.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Investor B Shares are available only through exchanges and dividend and capital gain reinvestments by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor B Shares	No	Yes	To Investor A Shares after approximately 8 years
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Basis of Consolidation: The accompanying consolidated financial statements of Flexible Equity include the account of BlackRock Flexible Equity Fund Subsidiary, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of Flexible Equity and primarily invests in commodity-related instruments. The Subsidiary enables Flexible Equity to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Flexible Equity may invest up to 25% of its total assets in the Subsidiary. As of March 31, 2017, there were no net assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to Flexible Equity, except that the Subsidiary may invest without limitation in commodity-related instruments.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts), that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least

48	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset Flexible Equity ordinary income and/or capital gains for that year.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standards: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of March 31, 2017, certain investments of the Fund were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

BLACKROCK FUNDS	MARCH 31, 2017	49

Notes to Financial Statements (continued)

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

50	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Funds’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the

BLACKROCK FUNDS	MARCH 31, 2017	51

Notes to Financial Statements (continued)

loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Flexible Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets, Inc.	$460,424	$(460,424)	—

Total	$460,424	$(460,424)	—

Mid-Cap Growth Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$2,350,960	$(2,350,960)	—
State Street Bank and Trust Co.	224,988	(224,988)	—

Total	$2,575,948	$(2,575,948)	—

Advantage Small Cap Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Barclays Capital, Inc.	$860,279	$(860,279)	—
BNP Paribas S.A.	70,668	(70,668)	—
Credit Suisse Securities (USA) LLC	321,455	(321,455)	—
Goldman Sachs & Co.	878,040	(872,173)	$5,867
Merrill Lynch, Pierce, Fenner & Smith, Inc.	715,000	(715,000)	—
Morgan Stanley	114,360	(114,360)	—
SG Americas Securities LLC	17,930	(17,930)	—
UBS Securities LLC	53,601	(53,601)	—

Total	$3,031,333	$(3,025,466)	$5,867

[1]

Cash collateral with a value of $471,702, $2,602,682 and $3,154,691 has been received in connection with securities lending agreements for Flexible Equity, Mid-Cap Growth Equity and Advantage Small Cap Growth, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

[2]

The market value of the loaned securities is determined as of March 31, 2017. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could

52	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain Funds invest in long and/or short positions in futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Flexible Equity and Mid-Cap Growth Equity
Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.800%
$1 Billion - $2 Billion	0.700%
$2 Billion - $3 Billion	0.650%
Greater than $3 Billion	0.625%

Advantage Small Cap Growth
Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.450%
$1 Billion - $3 Billion	0.420%
$3 Billion - $5 Billion	0.410%
$5 Billion - $10 Billion	0.390%
Greater than $10 Billion	0.380%

BLACKROCK FUNDS	MARCH 31, 2017	53

Notes to Financial Statements (continued)

Prior to December 1, 2016, Advantage Small Cap Growth’s paid the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Advantage Small Cap Growth
Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.550%
$1 Billion - $2 Billion	0.500%
$2 Billion - $3 Billion	0.475%
Greater than $3 Billion	0.450%

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, Flexible Equity pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service	Investor A	Investor B	Investor C	Class R
Distribution Fee	—	—	0.75%	0.75%	0.25%
Service Fee	0.25%	0.25%	0.25%	0.25%	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended March 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Service	Investor A	Investor B	Investor C	Class R	Total
Flexible Equity	$159	$413,135	$6,772	$316,064	$5,228	$741,358
Mid-Cap Growth Equity	$1,519	$486,353	$4,139	$261,265	$18,984	$772,260
Advantage Small Cap Growth	$12,368	$259,415	—	$116,216	—	$387,999

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below:

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2017, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Class K	Class R	Total
Flexible Equity	$3,995	$13	$33,051	$135	$6,321	—	$209	$43,724
Mid-Cap Growth Equity	$10,281	$122	$38,908	$83	$5,225	41	$759	$55,419
Advantage Small Cap Growth	$48,540	$990	$20,753	—	$2,324	—	—	$72,607

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for a Fund or a share class, which are included in administration fees waived — class specific in the Statements of Operations.

54	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2017, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Service	Total
Flexible Equity	—	$85	—	$85
Mid-Cap Growth Equity	$601	$876	—	$1,477
Advantage Small Cap Growth	$99,822	$4,712	$258	$104,792

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended March 31, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor B	Investor C	Class R	Total
Flexible Equity	$765	$30,540	$1,335	$1,372	—	$34,012
Mid-Cap Growth Equity	$795	$49,729	$1,423	$1,597	$72	$53,616
Advantage Small Cap Growth	$783	$4,206	—	$676	—	$5,665

For the six months ended March 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Class R	Total
Flexible Equity	$36,532	$57	$342,066	$9,000	$63,227	$2,981	$453,863
Mid-Cap Growth Equity	$65,289	$83	$435,781	$8,933	$42,685	$12,318	$565,114
Advantage Small Cap Growth	$382,811	$8,582	$221,715	—	$27,635	—	$640,743

Other Fees: For the six months ended March 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Flexible Equity	$2,534
Mid-Cap Growth Equity	$18,014
Advantage Small Cap Growth	$5,092

For the six months ended March 31, 2017, affiliates received CDSCs as follows:

	Investor A	Investor C
Flexible Equity	$65	$140
Mid-Cap Growth Equity	$8,027	$6,070
Advantage Small Cap Growth	$262	$588

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Flexible Equity		Mid-Cap Growth Equity	Advantage Small Cap Growth
	Contractual[1]	Voluntary[2]	Contractual[3]	Contractual[3,4]
Institutional	0.97%	0.92%	1.11%	0.50%
Service	1.29%	1.24%	1.58%	0.75%
Investor A	1.29%	1.24%	1.39%	0.75%
Investor B	2.06%	2.01%	2.16%	—
Investor C	2.06%	2.01%	2.16%	1.50%
Class K	—	—	1.01%	—
Class R	1.65%[5]	1.60%	1.65%	1.00%[6]

[1]

The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to February 1, 2018, except for Class R Shares which is prior to February 1, 2027, unless approved by the Board, including a majority of the independent Trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Funds.

[2]	May be reduced or discontinued at any time without notice.

[3]

The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to February 1, 2018, unless approved by the Board, including a majority of the independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.

[4]	Effective December 1, 2016.

[5]	On February 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten year term.

[6]	There were no shares outstanding as of March 31, 2017.

BLACKROCK FUNDS	MARCH 31, 2017	55

Notes to Financial Statements (continued)

The Manager has agreed not to reduce or discontinue these contractual expense limitation through January 31, 2018, unless approved by the Board, including a majority of the independent trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Funds. For the six months ended March 31, 2017, the amounts included in fees waived by the Manager were as follows:

Flexible Equity	$58,347
Mid-Cap Growth Equity	$825
Advantage Small Cap Growth	$158,015

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as administration fees waived — class specific, transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific, respectively, in the Statements of Operations. Class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Service	Investor A	Investor B	Investor C	Class R	Total
Flexible Equity	$3,995	$13	$33,051	$135	$6,321	$209	$43,724
Mid-Cap Growth Equity	$165	—	$36,498	$83	$87	$759	$37,592
Advantage Small Cap Growth	$32,616	$627	$13,622	—	$1,562	—	$48,427

Transfer Agent Fees Waived	Institutional	Service	Investor A	Investor B	Investor C	Class R	Total
Flexible Equity	$765	—	$30,540	$1,335	$1,372	—	$34,012
Mid-Cap Growth Equity	$18	—	$37,587	$1,423	$44	$72	$39,144
Advantage Small Cap Growth	$441	—	$2,483	—	$368	—	$3,292

Transfer Agent Fees Reimbursed	Institutional	Service	Investor A	Investor B	Investor C	Class R	Total
Flexible Equity	$35,767	$13	$196,274	$7,061	$34,188	$1,097	$274,400
Mid-Cap Growth Equity	$850	—	$11,301	$6,604	$405	$4,261	$23,421
Advantage Small Cap Growth	$255,083	$5,569	$141,318	—	$18,002	—	$419,972

With respect to the Funds, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended March 31, 2017, the amounts waived were as follows:

Flexible Equity	$2,858
Mid-Cap Growth Equity	$1,116
Advantage Small Cap Growth	$2,171

The Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Effective January 27, 2017, the waiver became contractual through January 31, 2018. This contractual agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of independent trustees or by a vote of a majority of the outstanding voting securities of the Funds. For the six months ended March 31, 2017, the Funds did not have contractual waivers.

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

56	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

For the six months ended March 31, 2017, the Manager recouped the following Fund level and class specific waivers and/or reimbursements previously recorded by the Fund:

	Institutional	Investor A	Investor C	Class K	Total
Mid-Cap Growth Equity	$12,924	$181	$5,888	$4	$18,997

On March 31, 2017, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring September 30,
	2017	2018	2019
Flexible Equity
Fund Level	—	$56,474	$34,401
Institutional	$68,026	$61,259	$36,369
Service	$110	—	$11
Investor A	$484,806	$387,264	$219,555
Investor B	$24,946	$17,299	$5,947
Investor C	$72,256	$61,456	$33,800
R Shares	$907	$1,231	$1,050
Mid-Cap Growth Equity
Fund Level	—	$9,225	$825
Institutional	—	$5,245	$1,033
Investor A	$144,137	$204,830	$85,386
Investor B	$16,941	$16,918	$8,110
Investor C	—	—	$536
R Shares	$5,948	$9,581	$5,092
Advantage Small Cap Growth
Fund Level	—	—	$158,015
Institutional	—	—	$288,140
Service	—	—	$6,196
Investor A	—	—	$157,423
Investor C	—	—	$19,932

Security Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. If the private investment company’s weekly liquid assets fall below 30% of its total assets, BIM, as managing member of the private investment company, is permitted at any time, if it determines it to be in the best interests of the private investment company, to impose a liquidity fee of up to 2% of the value of units withdrawn or impose a redemption gate that temporarily suspends the right of withdrawal out of the private investment company. In addition, if the private investment company’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the private investment company will impose a liquidity fee in the default amount of 1% of the amount withdrawn, generally effective as of the next business day, unless BIM determines that a higher (not to exceed 2%) or lower fee level or not imposing a liquidity fee is in the best interests of the private investment company. The shares of the private investment company purchased by the Funds would be subject to any such liquidity fee or redemption gate imposed.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Fund retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2017, each Fund paid BIM the following amounts for securities lending agent services:

Flexible Equity	$370
Mid-Cap Growth Equity	$891
Advantage Small Cap Growth	$70,481

BLACKROCK FUNDS	MARCH 31, 2017	57

Notes to Financial Statements (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2017, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Realized Gain
Flexible Equity	$181,597	—	—
Mid-Cap Growth Equity	—	$753,258	$166,735

7. Purchases and Sales:

For the six months ended March 31, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	Flexible Equity	Mid-Cap Growth Equity	Advantage Small Cap Growth
Purchases	$88,967,159	$230,381,610	$336,392,982
Sales	$125,038,477	$241,676,320	$450,616,461

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires September 30,	Flexible Equity	Mid-Cap Growth Equity
No expiration date[1]	$8,452,843	$2,645,014
2017	$31,346,700	—
Total	$39,799,543	$2,645,014

[1]	Must be utilized prior to losses subject to expiration.

As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows

	Flexible Equity	Mid-Cap Growth Equity	Advantage Small Cap Growth
Tax cost	$373,807,586	$460,769,467	$645,889,409
Gross unrealized appreciation	$82,756,586	$148,900,906	$117,386,821
Gross unrealized depreciation	(9,617,040)	(1,210,451)	(30,642,360)
Net unrealized appreciation	$73,139,546	$147,690,455	$86,744,461

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of

58	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2017, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: As of period end, the Funds invested a significant portion of their assets in securities in the information technology sectors. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

BLACKROCK FUNDS	MARCH 31, 2017	59

Notes to Financial Statements (continued)

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Flexible Equity	Shares	Amount	Shares	Amount
Institutional
Shares sold	520,030	$6,964,502	363,198	$4,355,202
Shares issued in reinvestment of distributions	23,677	306,378	218,409	2,642,744
Shares redeemed	(489,657)	(6,479,513)	(931,971)	(11,253,541)

Net increase (decrease)	54,050	$791,367	(350,364)	$(4,255,595)

Service
Shares sold	—	$—	7,721	$87,460
Shares issued in reinvestment of distributions	54	692	644	7,680
Shares redeemed	(84)	(1,110)	(7,621)	(88,886)

Net increase (decrease)	(30)	$(418)	744	$6,254

Investor A
Shares sold and automatic conversion of shares	481,620	$6,171,945	1,046,271	$12,085,182
Shares issued in reinvestment of distributions	145,062	1,805,996	2,139,314	24,901,629
Shares redeemed	(2,861,834)	(36,195,602)	(6,525,739)	(74,538,564)

Net decrease	(2,235,152)	$(28,217,661)	(3,340,154)	$(37,551,753)

Investor B
Shares sold	410	$4,215	—	—
Shares issued in reinvestment of distributions	—	—	23,611	$241,073
Shares redeemed and automatic conversion of shares	(79,937)	(883,315)	(204,109)	(2,060,960)

Net decrease	(79,527)	$(879,100)	(180,498)	$(1,819,887)

Investor C
Shares sold	71,146	$787,196	211,970	$2,101,407
Shares issued in reinvestment of distributions	—	—	543,869	5,482,229
Shares redeemed	(909,186)	(9,894,529)	(1,696,075)	(17,068,336)

Net decrease	(838,040)	$(9,107,333)	(940,236)	$(9,484,700)

Class R
Shares sold	18,582	$237,023	83,244	$991,545
Shares issued in reinvestment of distributions	447	5,742	8,633	103,685
Shares redeemed	(7,986)	(103,354)	(33,183)	(381,845)

Net increase	11,043	$139,411	58,694	$713,385

Total Net Decrease	(3,087,656)	$(37,273,734)	(4,751,814)	$(52,392,596)

60	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Mid-Cap Growth Equity	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,725,886	$50,156,899	5,361,455	$86,530,654
Shares issued in reinvestment of distributions	—	—	106,544	1,804,863
Shares redeemed	(2,012,053)	(36,414,189)	(5,039,028)	(82,328,342)

Net increase	713,833	$13,742,710	428,971	$6,007,175

Service
Shares sold	19,747	$331,064	169,694	$2,431,554
Shares issued in reinvestment of distributions	—	—	2,427	37,645
Shares redeemed	(54,781)	(919,828)	(182,311)	(2,530,011)

Net decrease	(35,034)	$(588,764)	(10,190)	$(60,812)

Investor A
Shares sold and automatic conversion of shares	2,469,939	$39,912,435	6,897,144	$98,685,249
Shares issued in reinvestment of distributions	—	—	613,791	9,127,073
Shares redeemed	(3,418,506)	(54,735,368)	(6,635,624)	(95,353,822)

Net increase (decrease)	(948,567)	$(14,822,933)	875,311	$12,458,500

Investor B
Shares sold	243	$2,986	5,631	$63,664
Shares issued in reinvestment of distributions	—	—	3,865	51,523
Shares redeemed and automatic conversion of shares	(56,413)	(722,674)	(92,380)	(1,086,032)

Net decrease	(56,170)	$(719,688)	(82,884)	$(970,845)

Investor C
Shares sold	564,837	$7,139,641	1,636,167	$19,198,232
Shares issued in reinvestment of distributions	—	—	119,139	1,428,474
Shares redeemed	(738,045)	(9,340,622)	(1,381,928)	(15,791,618)

Net increase (decrease)	(173,208)	$(2,200,981)	373,378	$4,835,088

			Period March 28, 2016[1] to September 30, 2016
			Shares	Amount
Class K
Shares sold	107,355	$2,083,102	12,845	$200,000
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(356)	(6,828)	—	—

Net increase	106,999	$2,076,274	12,845	$200,000

[1] Commencement of operations.
			Year Ended September 30, 2016
			Shares	Amount
Class R
Shares sold	94,945	$1,515,351	249,162	$3,569,952
Shares issued in reinvestment of distributions	—	—	13,115	193,183
Shares redeemed	(93,814)	(1,468,417)	(293,428)	(4,194,403)

Net increase (decrease)	1,131	$46,934	(31,151)	$(431,268)

Total Net Increase (Decrease)	(391,016)	$(2,466,448)	1,566,280	$22,037,838

BLACKROCK FUNDS	MARCH 31, 2017	61

Notes to Financial Statements (concluded)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Advantage Small Cap Growth	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,076,887	$77,021,829	5,879,054	$97,291,572
Shares issued in reinvestment of distributions	12,627	240,545	1,649,489	27,645,435
Shares redeemed	(6,184,079)	(116,318,155)	(8,463,880)	(141,186,636)

Net decrease	(2,094,565)	$(39,055,781)	(935,337)	$(16,249,629)

Service
Shares sold	64,700	$1,052,425	202,350	$2,992,584
Shares issued in reinvestment of distributions	—	—	82,697	1,202,410
Shares redeemed	(290,194)	(4,606,925)	(768,727)	(10,948,215)

Net decrease	(225,494)	$(3,554,500)	(483,680)	$(6,753,221)

Investor A
Shares sold and automatic conversion of shares	2,506,662	$37,978,748	3,693,104	$48,774,247
Shares issued in reinvestment of distributions	—	—	1,250,710	16,709,474
Shares redeemed	(7,544,919)	(109,965,034)	(5,189,647)	(68,997,597)

Net decrease	(5,038,257)	$(71,986,286)	(245,833)	$(3,513,876)

Investor C
Shares sold	190,260	$1,796,250	314,577	$2,648,740
Shares issued in reinvestment of distributions	—	—	321,853	2,693,898
Shares redeemed	(492,192)	(4,563,069)	(967,408)	(8,246,388)

Net decrease	(301,932)	$(2,766,819)	(330,978)	$(2,903,750)

Total Net Decrease	(7,660,248)	$(117,363,386)	(1,995,828)	$(29,420,476)

At March 31, 2017, 12,845 Class K Shares of Mid-Cap Growth Equity were owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund.

12. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 20, 2017, the credit agreement was extended until April 2018 under the same terms.

62	BLACKROCK FUNDS	MARCH 31, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2016, David O. Beim and and Dr. Matina S. Horner retired as Trustees of the Trust.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

BLACKROCK FUNDS	MARCH 31, 2017	63

Additional Information (concluded)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

64	BLACKROCK FUNDS	MARCH 31, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by such Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Eq-Midcap-3/17-SAR

MARCH 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock FundsSM

▶   BlackRock Global Opportunities Portfolio

▶   BlackRock Health Sciences Opportunities Portfolio

▶   BlackRock International Opportunities Portfolio

▶   BlackRock Science & Technology Opportunities Portfolio

▶   BlackRock U.S. Opportunities Portfolio

Not FDIC Insured ◾ May Lose Value ◾ No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended March 31, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance, while U.S. Treasuries and other higher-quality assets generated negative returns. Markets showed great resilience during a period with big surprises, including the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. The more rate-sensitive high-quality assets, however, struggled as rising energy prices, modest wage increases and steady U.S. job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. Reflationary expectations accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy. The primary tension surfacing in markets in 2017 has been between reflationary expectations and the realities of fiscal and monetary policy. Markets have been turning their attention to the Fed’s outlook for additional interest rate hikes, while assessing the probability of Congress passing meaningful fiscal stimulus amid political division and a limited budget.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, like the Fed leaning toward higher interest rates and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted long-term investment returns going forward.

Equity markets still present opportunities, although the disparity between winners and losers is widening — a dynamic that increases the risk and return potential of active investing. Fixed income investors are also facing challenges as bond markets recalibrate for higher inflation expectations after eight years of deflationary concerns. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.12%	17.17%
U.S. small cap equities (Russell 2000® Index)	11.52	26.22
International equities (MSCI Europe, Australasia, Far East Index)	6.48	11.67
Emerging market equities (MSCI Emerging Markets Index)	6.80	17.21
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.19	0.36
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	(6.08)	(3.97)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.18)	0.44
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.93)	0.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.50	16.39

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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BLACKROCK FUNDS	MARCH 31, 2017	3

Fund Summary as of March 31, 2017	BlackRock Global Opportunities Portfolio

Investment Objective

BlackRock Global Opportunities Portfolio’s (the “Fund”) investment objective is to provide long-term capital appreciation.

On March 23, 2017, the Board approved a proposal to change the name of BlackRock Global Opportunities Portfolio to BlackRock Advantage International Fund. The Board also approved certain changes to the Fund’s investment strategies. In addition, Fund management has determined to change the benchmark index against which the Fund compares its performance. These changes are expected to become effective on or about June 12, 2017.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2017, the Fund underperformed its benchmark, the MSCI All Country World Index (“ACWI”).

What factors influenced performance?

•

Stock selection decisions within the internet & direct marketing retail sub-industry group of the consumer discretionary sector were the largest detractors for the period. Within retail, the Fund’s position in privately held Indian online shopping website operator Jasper Infotech was revalued lower during the period. Negative stock selection within the brewers sub-industry group of the consumer staples sector also weighed on performance, as the Fund’s position in Anheuser-Busch InBev SA/NV declined after reporting earnings that were weaker than expected.

•

Stock selection decisions within the semiconductors sub-industry group of the information technology (“IT”) sector and the diversified banks sub-industry group of the financials sector were the largest contributors to performance for the period. Within IT, wireless handset chip supplier Skyworks Solutions, Inc. drove positive relative returns after reporting better-than-expected financial results and providing favorable forward guidance. Within financials, many of the Fund’s positions benefited from investor anticipation of higher interest rates and inflation across the globe, with Indian commercial banking institution Federal Bank Ltd. leading returns.

Describe recent portfolio activity.

•

During the six-month period, the Fund increased its exposure to the financials and IT sectors. These trades were funded by reducing exposure to the consumer staples and consumer discretionary sectors. Regionally, the Fund’s exposure to the emerging markets was increased, and exposure to the Pacific Basin, Europe and North America was reduced.

Describe portfolio positioning at period end.

•

Relative to the MSCI ACWI, the Fund ended the period with its largest overweight positions in the IT, materials, and energy sectors, while its largest underweight positions were in the industrials, consumer staples, and real estate sectors. From a regional perspective, the Fund had its most overweight position in the emerging markets and Europe and was most underweight in the Pacific Basin and North America.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Alphabet, Inc., Class C	3%
Alibaba Group Holding Ltd. — ADR	2
Apple Inc.	2
Uber Technologies, Inc., Series D	2
Wells Fargo & Co.	2
Ping An Insurance Group Co. of China Ltd., H Shares	1
American International Group, Inc.	1
UniCredit SpA	1
Amazon.com, Inc.	1
Mastercard, Inc., Class A	1

Geographic Allocation	Percent of Net Assets
United States	50%
China	7
United Kingdom	5
Japan	5
India	4
Italy	3
Switzerland	3
France	2
Netherlands	2
South Korea	2
Hong Kong	2
Taiwan	2
Other[1]	13
Liabilities in Excess of Other Assets[2]	—

[1]	Includes holdings within countries that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries.

[2]	Less than 1%.

4	BLACKROCK FUNDS	MARCH 31, 2017

BlackRock Global Opportunities Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal conditions, the Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above-average return potential. The Fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries. The Fund may invest up to 25% of its total assets in global fixed-income securities, including corporate bonds, U.S. Government debt securities, non-U.S. Government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds).

[3]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

Performance Summary for the Period Ended March 31, 2017
		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	6.17%	14.76%	N/A	7.63%	N/A	4.14%	N/A
Investor A	6.08	14.50	8.49%	7.36	6.21%	3.85	3.29%
Investor C	5.58	13.52	12.52	6.49	6.49	3.03	3.03
Class R	5.84	14.01	N/A	6.95	N/A	3.41	N/A
MSCI ACWI	8.18	15.04	N/A	8.37	N/A	4.00	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example
	Actual			Hypothetical[6]
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,061.70	$ 5.43	$1,000.00	$1,019.59	$ 5.32	1.06%
Investor A	$1,000.00	$1,060.80	$ 6.81	$1,000.00	$1,018.25	$ 6.67	1.33%
Investor C	$1,000.00	$1,055.80	$10.94	$1,000.00	$1,014.22	$10.72	2.14%
Class R	$1,000.00	$1,058.40	$ 8.80	$1,000.00	$1,016.31	$ 8.62	1.72%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

BLACKROCK FUNDS	MARCH 31, 2017	5

Fund Summary as of March 31, 2017	BlackRock Health Sciences Opportunities Portfolio

Investment Objective

BlackRock Health Sciences Opportunities Portfolio’s (the “Fund”) investment objective is to provide long-term growth of capital.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended March 31, 2017, the Fund’s Institutional, Service, Investor A and Class K Shares outperformed its benchmark, the Russell 3000® Health Care Index, while Investor B, Investor C and Class R Shares underperformed the benchmark.

What factors influenced performance?

•

The largest positive contribution came from the health care providers & services sub-sector, where the Fund benefited from an overweight in the managed care industry and stock selection in health care services. Selection was led by overweight positions in Quest Diagnostics, Inc. and the home health operator Amedisys, Inc., both of which reported solid financial results. An underweight position in Express Scripts Holding Co. was an additional positive.

•

The Fund also added value in biotechnology. Positive clinical developments boosted several holdings, including Vertex Pharmaceuticals, Inc., AveXis, Inc. and TESARO, Inc. An underweight to Gilead Sciences, Inc., which underperformed on concerns about its falling share of the Hepatitis-C market, also aided relative performance.

•

The Fund’s positioning in the pharmaceuticals sub-sector had the largest adverse impact on relative performance. While the Fund generated gains from several of its specialty pharmaceutical holdings such as Jazz Pharmaceuticals PLC and Allergan PLC, this was offset by an underweight allocation in several stocks with large weightings in the benchmark, such as Johnson & Johnson, Eli Lilly & Co. and Bristol-Myers Squibb Co. Over-weight positions in several non-U.S. stocks — including AstraZeneca PLC, Roche Holding AG and Teva Pharmaceutical Industries Ltd. — were an additional negative.

•

Positioning in the medical devices & supplies sub-sector also hampered relative performance, as several holdings in the healthcare equipment industry — including Medtronic PLC, Edwards Lifesciences Corp. and Boston Scientific Corp. — came under selling pressure after Edwards reported mixed financial results.

Describe recent portfolio activity.

•

The Fund increased its weightings in the health care providers & services and biotechnology industries, while it reduced its positions in medical devices & supplies and pharmaceuticals. As always, these allocation shifts were the result of the Fund’s bottom-up investment process and focus on individual company fundamentals.

Describe portfolio positioning at period end.

•

The investment adviser continued to employ a bottom-up, fundamental investment process in an effort to build a diversified portfolio. The Fund’s largest overweight relative to the Russell 3000® Health Care Index was in the healthcare providers & services sub-sector, which was primarily the result of an overweight in the managed care industry. The Fund was also overweight in biotechnology stocks, and it had a slight underweight in the medical devices & supplies sub-sector. The Fund maintained a structural underweight to the pharmaceutical industry given the benchmark’s large allocation to this area.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
UnitedHealth Group, Inc.	7%
Medtronic PLC	5
Pfizer, Inc.	4
Celgene Corp.	4
Amgen, Inc.	4
Boston Scientific Corp.	3
Allergan PLC	3
Stryker Corp.	3
Baxter International, Inc.	3
Humana, Inc.	3

Industry Allocation	Percent of Net Assets
Health Care Providers & Services	28%
Biotechnology	25
Health Care Equipment & Supplies	22
Pharmaceuticals	21
Life Sciences Tools & Services	2
Other Mutual Funds	2
Other Assets Less Liabilities[1]	—

[1]	Less than 1%.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	BLACKROCK FUNDS	MARCH 31, 2017

BlackRock Health Sciences Opportunities Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]	Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities, primarily common stock, of companies in health sciences and related industries.

[3]

An unmanaged index that features companies involved in medical services or health care in the Russell 3000® Index, which includes the largest 3,000 U.S. companies as determined by total market capitalization.

Performance Summary for the Period Ended March 31, 2017
		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.55%	15.25%	N/A	18.42%	N/A	13.54%	N/A
Service	4.39	14.94	N/A	18.08	N/A	13.19	N/A
Investor A	4.39	14.92	8.89%	18.09	16.82%	13.20	12.59%
Investor B	3.91	13.96	9.46	17.14	16.93	12.48	12.48
Investor C	4.01	14.07	13.07	17.24	17.24	12.38	12.38
Class K	4.59	15.35	N/A	18.53	N/A	13.64	N/A
Class R	4.24	14.54	N/A	17.71	N/A	12.75	N/A
Russell 3000® Health Care Index	4.30	13.25	N/A	16.95	N/A	10.93	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example
	Actual			Hypothetical[6]
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,045.50	$ 4.58	$1,000.00	$1,020.39	$ 4.52	0.90%
Service	$1,000.00	$1,043.90	$ 5.95	$1,000.00	$1,019.05	$ 5.87	1.17%
Investor A	$1,000.00	$1,043.90	$ 5.95	$1,000.00	$1,019.05	$ 5.87	1.17%
Investor B	$1,000.00	$1,039.10	$10.55	$1,000.00	$1,014.52	$10.42	2.08%
Investor C	$1,000.00	$1,040.10	$ 9.64	$1,000.00	$1,015.42	$ 9.52	1.90%
Class K	$1,000.00	$1,045.90	$ 3.97	$1,000.00	$1,020.98	$ 3.92	0.78%
Class R	$1,000.00	$1,042.40	$ 7.57	$1,000.00	$1,017.45	$ 7.47	1.49%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

BLACKROCK FUNDS	MARCH 31, 2017	7

Fund Summary as of March 31, 2017	BlackRock International Opportunities Portfolio

Investment Objective

BlackRock International Opportunities Portfolio’s (the “Fund”) investment objective is to seek long-term capital appreciation.

On March 23, 2017, the Board approved a proposal to change the name of BlackRock International Opportunities Portfolio to BlackRock International Dividend Fund. The Board also approved certain changes to the Fund’s investment objective and investment strategies. These changes are expected to become effective on or about June 12, 2017.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2017, the Fund underperformed its benchmark, the MSCI All Country World Index (“ACWI”) ex-U.S.

What factors influenced performance?

•

Stock selection decisions within the internet & direct marketing retail sub-industry group of the consumer discretionary sector were the largest detractors for the period. Within retail, the Fund’s position in privately held Indian online shopping website operator Jasper Infotech was revalued lower during the period. Stock selection decisions in the life & health insurance sub-industry group of the financials sector also weighed on performance, with the Fund’s significant overweight position in Asian insurer AIA Group Ltd. the biggest laggard.

•

The largest contributor to performance was the Fund’s position in the WisdomTree Japan Hedged ETF, which represented a tactical bet on the Japan region. The Fund’s lack of exposure to the water utilities sub-industry group of the utilities sector also had a positive effect on performance as utilities stocks underperformed the broader market against a backdrop of rising interest rates.

Describe recent portfolio activity.

•

During the six-month period, the Fund increased its exposure to the information technology (“IT”) and financials sectors. These trades were funded by reducing exposure to the consumer staples and telecommunication services sectors. Regionally, the Fund’s exposure to emerging markets and the Pacific Basin was increased, while exposure to Europe and North America was reduced.

Describe portfolio positioning at period end.

•

Relative to the MSCI ACWI ex-U.S., the Fund ended the period with its largest overweight positions in the IT, financials and energy sectors, while its largest underweight positions were in the utilities, industrials and health care sectors. From a regional perspective, the Fund had overweight positions in Europe, the emerging markets and North America, and was underweight in the Pacific Basin.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
WisdomTree Japan Hedged Equity Fund	3%
Royal Dutch Shell PLC, B Shares	2
Ping An Insurance Group Co. of China Ltd., H Shares	2
Nestle SA, Registered Shares	2
Samsung Electronics Co. Ltd.	2
AXA SA	2
Eni SpA	2
Liberty Global PLC	2
UBS Group AG, Registered Shares	2
Alibaba Group Holding Ltd. — ADR	2

Geographic Allocation	Percent of Net Assets
United Kingdom	12%
China	9
United States	8
Japan	7
France	7
Netherlands	7
Switzerland	6
Italy	5
India	5
Germany	4
Ireland	3
Canada	3
South Korea	3
Taiwan	2
Hong Kong	2
Other[1]	16
Other Assets Less Liabilities	1

[1]	Includes holdings within countries that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries.

8	BLACKROCK FUNDS	MARCH 31, 2017

BlackRock International Opportunities Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by foreign companies of any market capitalization. The Fund may invest up to 40% of its net assets in stocks of issuers in emerging market countries.

[3]	A free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

Performance Summary for the Period Ended March 31, 2017
		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	1.57%	9.10%	N/A	4.19%	N/A	1.23%	N/A
Service	1.41	8.78	N/A	3.82	N/A	0.86	N/A
Investor A	1.40	8.75	3.04%	3.87	2.75%	0.92	0.38%
Investor B	0.96	7.79	3.29	2.99	2.64	0.28	0.28
Investor C	1.04	7.96	6.96	3.09	3.09	0.16	0.16
MSCI ACWI ex-U.S	6.51	13.13	N/A	4.36	N/A	1.35	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example
	Actual			Hypothetical[6]
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,015.70	$ 5.31	$1,000.00	$1,019.59	$ 5.32	1.06%
Service	$1,000.00	$1,014.10	$ 6.96	$1,000.00	$1,017.95	$ 6.97	1.39%
Investor A	$1,000.00	$1,014.00	$ 6.96	$1,000.00	$1,017.95	$ 6.97	1.39%
Investor B	$1,000.00	$1,009.60	$11.24	$1,000.00	$1,013.67	$11.26	2.25%
Investor C	$1,000.00	$1,010.40	$10.65	$1,000.00	$1,014.27	$10.67	2.13%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

BLACKROCK FUNDS	MARCH 31, 2017	9

Fund Summary as of March 31, 2017	BlackRock Science & Technology Opportunities Portfolio

Investment Objective

BlackRock Science & Technology Opportunities Portfolio’s (the “Fund”) investment objective is to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2017, the Fund underformed its benchmark, the MSCI World Information Technology Index.

What factors influenced performance?

•

Stock selection within software & services was the largest detractor for the period. The Fund’s position in mobile application developer DeNA Co. lost value as questions were raised regarding the credibility of some of its platform content. Stock selection decisions within the internet & direct marketing retail group within the consumer discretionary sector also detracted from performance. Within the group, the Fund’s position in privately held Indian online shopping website operator Jasper Infotech was revalued lower during the period.

•

Stock selection within the semiconductors group was the most significant contributor to performance. In particular, the Fund’s underweight position in major benchmark constituent Qualcomm Inc. helped relative returns. Stock selection within the technology hardware & equipment group also contributed positively to performance, with the Fund’s position in commercial laser company Coherent Inc. benefiting from financial results that were better than expected.

Describe recent portfolio activity.

•

During the six-month period, the Fund increased its exposure to the internet retailing industry within consumer discretionary and the semiconductors group, while reducing its exposure to the technology hardware & equipment and software & services groups. From a regional perspective, these trades resulted in increased exposure to emerging markets and reduced exposure to the Pacific Basin and North America.

Describe portfolio positioning at period end.

•

The Fund’s positioning at the end of the period reflected a focus on companies in the software & services industry group, particularly idiosyncratic opportunities within the internet software & services and application software sub-industries. The Fund also had a significant position in steadier, stable cash flow businesses within the semiconductor & semiconductor equipment and technology hardware & equipment industry groups. Regionally, the portfolio was underweight North America and the Pacific Basin relative to the benchmark, and overweight to names in the emerging markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Apple Inc.	6%
Alphabet, Inc., Class A	6
Microsoft Corp.	5
Amazon.com, Inc.	4
Tencent Holdings Ltd.	3
Facebook, Inc., Class A	3
Alibaba Group Holding Ltd. — ADR	3
Visa, Inc., Class A	2
salesforce.com, Inc.	2
Mastercard, Inc., Class A	2

Industry Allocation	Percent of Net Assets
Internet Software & Services	24%
Software	23
Semiconductors & Semiconductor Equipment	21
Technology Hardware, Storage & Peripherals	8
IT Services	8
Internet & Direct Marketing Retail	8
Electronic Equipment, Instruments & Components	3
Communications Equipment	2
Media	1
Household Durables	1
Other Mutual Funds	1
Other Assets Less Liabilities[1]	—

[1]	Less than 1%.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10	BLACKROCK FUNDS	MARCH 31, 2017

BlackRock Science & Technology Opportunities Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. science and technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or use of technology. The Fund may invest up to 25% of its net assets in emerging market countries.

[3]	An index that measures the performance of the technology sector in developed equity markets.

Performance Summary for the Period Ended March 31, 2017
		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	10.98%	29.15%	N/A	14.70%	N/A	10.73%	N/A
Service	10.40	28.80	N/A	14.45	N/A	10.44	N/A
Investor A	10.38	28.71	21.95%	14.35	13.13%	10.34	9.75%
Investor C	9.98	27.71	26.71	13.39	13.39	9.39	9.39
Class R	10.31	28.35	N/A	14.03	N/A	10.01	N/A
MSCI World Information Technology Index	12.49	23.92	N/A	13.08	N/A	8.98	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example
	Actual			Hypothetical[6]
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,109.20	$ 6.40	$1,000.00	$1,018.80	$ 6.12	1.22%
Service	$1,000.00	$1,107.50	$ 7.81	$1,000.00	$1,017.45	$ 7.47	1.49%
Investor A	$1,000.00	$1,107.10	$ 8.02	$1,000.00	$1,017.26	$ 7.67	1.53%
Investor C	$1,000.00	$1,103.60	$11.98	$1,000.00	$1,013.48	$11.46	2.29%
Class R	$1,000.00	$1,103.10	$ 9.52	$1,000.00	$1,015.81	$ 9.12	1.82%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

BLACKROCK FUNDS	MARCH 31, 2017	11

Fund Summary as of March 31, 2017	BlackRock U.S. Opportunities Portfolio

Investment Objective

BlackRock U.S. Opportunities Portfolio’s (the “Fund”) investment objective is to provide long-term capital appreciation.

On March 23, 2017, the Board approved a proposal to change the name of BlackRock U.S. Opportunities Portfolio to BlackRock High Equity Income Fund. The Board also approved certain changes to the Fund’s investment objective and investment strategies. In addition, Fund management has determined to change the benchmark index against which the Fund compares its performance. These changes are expected to become effective on or about June 12, 2017.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2017, the Fund underperformed the benchmark, the Russell Midcap® Index.

What factors influenced performance?

•

Stock selection within the construction machinery & heavy trucks sub-industry group of the industrials sector was a leading detractor from performance for the period. In addition, stock selection within the textiles, apparel & luxury goods sub-industry group of the consumer discretionary sector was a significant negative contributor. Among industrials, shares of manufacturer Westinghouse Air Brake Technologies Corp. declined after the company reported financial results that were weaker than expected. Among the Fund’s holdings in the consumer discretionary sector, shares of luxury apparel company Sequential Brands Group, Inc. fell after the company reduced its revenue guidance.

•	The Fund’s overweight allocation to the semiconductors & semiconductor equipment sub-industry group of the information technology (“IT”)

sector was the most significant positive contributor to performance during the period. Stock selection within the property & casualty insurance sub-industry group of the financials sector also contributed positively. Within the group, the Fund’s position in bond insurance provider Assured Guaranty Ltd. benefited from reflationary expectations following the November U.S. election.

Describe recent portfolio activity.

•	During the six-month period, the Fund increased its exposures to the materials and IT sectors, while reducing exposures to the consumer staples and real estate sectors.

Describe portfolio positioning at period end.

•

Relative to the Russell Midcap® Index, the Fund ended the period with its largest overweight positions in the IT, materials and energy sectors, while maintaining its largest underweight positions in the real estate, utilities and industrials sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Total Investments[1]
Uber Technologies, Inc., Series D	1%
AdvancePierre Foods Holdings, Inc.	1
Hartford Financial Services Group, Inc.	1
BankUnited, Inc.	1
SVB Financial Group	1
Pioneer Natural Resources Co.	1
Diamondback Energy, Inc.	1
Equinix, Inc.	1
Quest Diagnostics, Inc.	1
Concho Resources, Inc.	1

[1]	Total investments exclude short-term securities.

Sector Allocation	Percent of Net Assets
Information Technology	22%
Consumer Discretionary	16
Financials	11
Industrials	11
Materials	9
Health Care	8
Energy	8
Real Estate	6
Consumer Staples	4
Utilities	3
Short-Term Securities	2
Telecommunication Services	1
Liabilities in Excess of Other Assets	(1)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

12	BLACKROCK FUNDS	MARCH 31, 2017

BlackRock U.S. Opportunities Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation.

[3]

A market index that measures the performance of the mid-cap segment of the U.S. equities universe. It is a subset of the Russell 1000® Index including approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies.

Performance Summary for the Period Ended March 31, 2017
		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	7.68%	17.70%	N/A	11.96%	N/A	8.56%	N/A
Service	7.51	17.25	N/A	11.50	N/A	8.10	N/A
Investor A	7.49	17.25	11.10%	11.51	10.31%	8.08	7.49%
Investor B	7.11	16.42	11.92	10.64	10.40	7.41	7.41
Investor C	7.15	16.41	15.41	10.68	10.68	7.28	7.28
Russell Midcap® Index	8.52	17.03	N/A	13.09	N/A	7.94	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example
	Actual			Hypothetical[6]
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,076.80	$ 5.22	$1,000.00	$1,019.84	$ 5.07	1.01%
Service	$1,000.00	$1,075.10	$ 6.76	$1,000.00	$1,018.35	$ 6.57	1.31%
Investor A	$1,000.00	$1,074.90	$ 6.76	$1,000.00	$1,018.35	$ 6.57	1.31%
Investor B	$1,000.00	$1,071.10	$10.56	$1,000.00	$1,014.67	$10.27	2.05%
Investor C	$1,000.00	$1,071.50	$10.56	$1,000.00	$1,014.67	$10.27	2.05%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

BLACKROCK FUNDS	MARCH 31, 2017	13

About Fund Performance

•

Institutional and Class K Shares (Class K Shares are available only for BlackRock Health Sciences Opportunities Portfolio) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to BlackRock Health Sciences Opportunities Portfolio’s Class K Shares inception date of June 8, 2016, Class K Share performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Share fees.

•

Service Shares (for all Funds except BlackRock Global Opportunities Portfolio) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor B Shares (for all Funds except BlackRock Global Opportunities Portfolio and BlackRock Science & Technology Opportunities Portfolio) are subject to a maximum CDSC of 4.50%, declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and distribution reinvestments by current holders and for purchase by certain employer-sponsored retirement plans.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•	Class R Shares (for all Funds except BlackRock International Opportunities Portfolio and BlackRock U.S. Opportunities Portfolio) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to September 9, 2008, the performance results of Class R Shares of BlackRock Science & Technology Opportunities Portfolio are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees. Prior to September 12, 2011, the performance results of Class R Shares of BlackRock Global Opportunities Portfolio and BlackRock Health Sciences Opportunities Portfolio are those of the applicable Fund’s Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

14	BLACKROCK FUNDS	MARCH 31, 2017

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2016 and held through March 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	15

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.0%
Ensogo Ltd. (a)	122,284	$1
Belgium — 1.0%
Anheuser-Busch InBev SA	23,768	2,604,393
Brazil — 0.5%
Embraer SA — ADR	54,200	1,196,736
Canada — 1.2%
Encana Corp.	95,540	1,119,309
Potash Corp. of Saskatchewan, Inc.	113,890	1,945,241

		3,064,550
China — 7.2%
AIA Group Ltd.	296,300	1,870,233
Alibaba Group Holding Ltd. — ADR (a)	51,684	5,573,086
Anhui Conch Cement Co. Ltd., H Shares	534,000	1,816,158
Baidu, Inc. — ADR (a)	15,990	2,758,595
China Construction Bank Corp., H Shares	1,889,000	1,521,982
Ping An Insurance Group Co. of China Ltd., H Shares	672,500	3,768,995
Weibo Corp. — ADR (a)(b)	19,760	1,031,077

		18,340,126
France — 2.5%
AXA SA	86,600	2,237,386
Iliad SA	9,630	2,150,696
Renault SA	21,150	1,837,355

		6,225,437
Germany — 1.3%
KION Group AG	22,640	1,477,790
thyssenKrupp AG	73,790	1,807,692

		3,285,482
Hong Kong — 1.8%
Melco Crown Entertainment Ltd. — ADR	153,240	2,841,070
Weichai Power Co. Ltd., H Shares	1,037,000	1,831,807

		4,672,877
India — 3.8%
Bharti Infratel Ltd.	321,613	1,614,835
Delta Corp. Ltd.	199,550	556,929
Dish TV India Ltd.	559,073	925,250
Federal Bank Ltd.	1,341,220	1,889,224
HDFC Bank Ltd.	70,598	1,595,388
ICICI Bank Ltd.	548,500	2,342,955
Srei Infrastructure Finance Ltd.	546,409	698,118

		9,622,699
Indonesia — 1.2%
Bank Negara Indonesia Persero Tbk PT	3,193,400	1,552,555
Matahari Department Store Tbk PT	1,424,660	1,408,805

		2,961,360

Common Stocks	Shares	Value
Ireland — 1.4%
Green REIT PLC	1,002,800	$1,454,915
Medtronic PLC	25,935	2,089,324

		3,544,239
Italy — 2.8%
Azimut Holding SpA	104,780	1,819,552
Eni SpA	106,460	1,743,106
UniCredit SpA	228,900	3,528,577

		7,091,235
Japan — 4.6%
Alps Electric Co. Ltd.	42,000	1,190,898
FANUC Corp.	9,000	1,852,842
Nintendo Co. Ltd.	6,900	1,601,068
Nippon Yusen KK	565,000	1,192,839
SMC Corp.	6,400	1,897,373
SoftBank Group Corp.	22,400	1,588,499
Sumitomo Mitsui Financial Group, Inc.	64,500	2,347,721

		11,671,240
Mexico — 0.6%
Fomento Economico Mexicano SAB de CV — ADR	18,432	1,631,601
Netherlands — 2.1%
Akzo Nobel NV	9,700	803,006
CNH Industrial NV	200,320	1,928,103
Euronext NV	27,710	1,208,294
Koninklijke Philips NV	46,941	1,507,950

		5,447,353
New Zealand — 0.5%
Xero Ltd. (a)	91,270	1,265,757
Nigeria — 0.3%
Lekoil Ltd. (a)	2,628,020	766,651
Norway — 1.0%
Statoil ASA	139,765	2,402,358
Peru — 1.0%
Credicorp Ltd.	15,900	2,596,470
Philippines — 0.3%
CEMEX Holdings Philippines, Inc. (a)	5,206,900	729,537
Portugal — 0.9%
Galp Energia SGPS SA	157,210	2,384,471
South Africa — 1.1%
Naspers Ltd., N Shares	16,569	2,855,043
South Korea — 2.0%
Amorepacific Corp.	4,670	1,172,277
LG Chem Ltd.	9,430	2,479,509

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound	RUB	Russian Ruble
AUD	Australian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	NOK	Norwegian Krone	USD	U.S. Dollar
CVR	Contingent Value Rights	NZD	New Zealand Dollar	ZAR	South African Rand
DKK	Danish Krone	OTC	Over-the-counter
EUR	Euro	REIT	Real Estate Investment Trust

See Notes to Financial Statements.

16	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Common Stocks	Shares	Value
South Korea (continued)
Samsung SDI Co. Ltd.	11,420	$1,409,837

		5,061,623
Spain — 0.7%
Cellnex Telecom SAU (c)	112,356	1,850,497
Switzerland — 2.7%
Nestle SA, Registered Shares	35,627	2,734,435
UBS Group AG, Registered Shares	149,028	2,382,155
Weatherford International PLC (a)	242,520	1,612,758

		6,729,348
Taiwan — 1.8%
Catcher Technology Co. Ltd.	248,000	2,451,004
Taiwan Semiconductor Manufacturing Co. Ltd.	348,000	2,182,180

		4,633,184
Thailand — 0.6%
True Corp. PCL	7,276,800	1,439,875
United Kingdom — 5.3%
AstraZeneca PLC	18,745	1,152,572
Babcock International Group PLC	111,980	1,237,327
Delphi Automotive PLC	23,328	1,877,671
GlaxoSmithKline PLC	60,228	1,252,315
Imperial Brands PLC	47,460	2,300,081
Metro Bank PLC (a)	32,255	1,308,118
Nomad Foods, Ltd. (a)	114,100	1,306,445
Unilever PLC	60,824	3,000,275

		13,434,804
United States — 47.2%
Acuity Brands, Inc.	6,238	1,272,552
Adobe Systems, Inc. (a)	20,891	2,718,546
Allergan PLC	5,360	1,280,611
Alphabet, Inc., Class C (a)	9,567	7,936,401
Amazon.com, Inc. (a)	3,649	3,234,984
American International Group, Inc.	56,910	3,552,891
Amgen, Inc.	8,075	1,324,865
Apple Inc.	37,924	5,448,162
Assured Guaranty Ltd.	31,794	1,179,875
Biogen, Inc. (a)	3,670	1,003,451
Boston Scientific Corp. (a)	76,381	1,899,595
Calpine Corp.	112,130	1,239,037
Celgene Corp. (a)	21,460	2,670,268
Centene Corp. (a)	20,660	1,472,232
Cigna Corp.	9,240	1,353,568
Comcast Corp., Class A	33,508	1,259,566
Concho Resources, Inc. (a)	14,148	1,815,754
Crown Holdings, Inc. (a)	25,904	1,371,617
DaVita, Inc.	28,300	1,923,551
Dover Corp.	16,600	1,333,810
Duke Energy Corp.	22,940	1,881,309
E*TRADE Financial Corp. (a)	52,740	1,840,099
Eastman Chemical Co.	21,445	1,732,756
Eli Lilly & Co.	23,930	2,012,752
EOG Resources, Inc.	27,022	2,635,996
Facebook, Inc., Class A (a)	21,299	3,025,523
Humana, Inc.	9,440	1,945,962
Intercontinental Exchange, Inc.	20,110	1,203,986
Johnson Controls International PLC	63,546	2,676,558
Kellogg Co.	25,620	1,860,268
Kennedy-Wilson Holdings, Inc.	72,432	1,607,990
Lam Research Corp.	15,836	2,032,709
Lowe’s Cos., Inc.	21,319	1,752,635
Mastercard, Inc., Class A	27,956	3,144,211

Common Stocks	Shares	Value
United States (continued)
Merck & Co., Inc.	28,780	$1,828,681
Mondelez International, Inc., Class A	35,986	1,550,277
Mosaic Co.	93,738	2,735,275
Newell Brands, Inc.	45,190	2,131,612
PayPal Holdings, Inc. (a)	60,090	2,585,072
Pfizer, Inc.	74,820	2,559,592
Pioneer Natural Resources Co.	10,407	1,938,096
Platform Specialty Products Corp. (a)	99,484	1,295,282
PPL Corp.	34,856	1,303,266
RSP Permian, Inc. (a)	28,800	1,193,184
salesforce.com, Inc. (a)	29,600	2,441,704
ServiceMaster Global Holdings, Inc. (a)	42,074	1,756,589
Skyworks Solutions, Inc.	12,810	1,255,124
Snap, Inc., Class A (a)	44,367	999,588
Starbucks Corp.	32,909	1,921,556
Strategic Growth Bancorp (Acquired 3/10/14, cost $1,691,208) (a)(d)	135,840	1,359,758
Summit Materials, Inc., Class A	53,230	1,315,313
SVB Financial Group (a)	9,340	1,738,081
Union Pacific Corp.	15,044	1,593,460
UnitedHealth Group, Inc.	8,744	1,434,103
VEREIT, Inc.	144,500	1,226,805
Walt Disney Co.	21,134	2,396,384
Wells Fargo & Co.	68,780	3,828,295
WestRock Co.	24,830	1,291,905
Wynn Resorts Ltd.	14,600	1,673,306

		119,996,398
Total Common Stocks — 97.4%		247,505,345

Preferred Stocks
India — 0.4%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $576,742) (a)(d)	81	716,123
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $227,633) (a)(d)	27	252,832

		968,955
United States — 2.0%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $942,242) (a)(d)	153,710	1,220,457
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $1,176,386) (a)(d)	75,832	3,953,880

		5,174,337
Total Preferred Stocks — 2.4%		6,143,292
Total Long-Term Investments (Cost — $214,987,162) — 99.8%		253,648,637

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (e)(f)	146,724	146,724
SL Liquidity Series, LLC, Money Market Series, 1.11% (e)(f)(g)	1,048,411	1,048,515
Total Short-Term Securities (Cost — $1,195,247) — 0.4%		1,195,239
Total Investments Before Options Written (Cost — $216,182,409) — 100.2%		254,843,876

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	17

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Options Written	Value
(Premiums Received — $ 79,811) — (0.0)%	$ (46,928)
Total Investments Net of Options Written — 100.2%	254,796,948
Liabilities in Excess of Other Assets — (0.2)%	(618,784)

Net Assets — 100.0%	$254,178,164

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,503,050, representing 2.95% of its net assets as of period end, and an original cost of $4,614,211.

(e)	Current yield as of period end.

(f)	During the six months ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at, March 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,597,447	(2,450,723)	146,724	$ 146,724	$2,149		$20	—
SL Liquidity Series, LLC, Money Market Series	2,030	1,046,381	1,048,411	1,048,515	2,174	[2]	—	$(8)
Total				$1,195,239	$4,323		$20	$(8)

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,848,200	USD	5,751,152	Bank of America N.A.	4/12/17	$243,611
AUD	647,600	USD	474,575	Northern Trust Corp.	4/12/17	20,087
CAD	4,548,000	USD	3,439,724	Citibank N.A.	4/12/17	(19,192)
CAD	200,900	USD	151,952	Goldman Sachs International	4/12/17	(856)
CAD	1,168,000	USD	889,399	Northern Trust Corp.	4/12/17	(10,951)
CHF	78,100	USD	77,773	Goldman Sachs International	4/12/17	253
CHF	3,023,400	USD	3,010,552	Goldman Sachs International	4/12/17	9,954
DKK	9,602,500	USD	1,376,310	Goldman Sachs International	4/12/17	1,463
EUR	50,816	USD	53,968	Bank of America N.A.	4/12/17	271
EUR	65,108	USD	68,963	Bank of America N.A.	4/12/17	532
EUR	992,040	USD	1,047,773	Bank of America N.A.	4/12/17	11,108
EUR	1,190,755	USD	1,266,036	Bank of America N.A.	4/12/17	4,949
EUR	1,885,366	USD	2,038,748	Bank of America N.A.	4/12/17	(26,351)
EUR	717,228	USD	757,246	Bank of Montreal	4/12/17	8,306
EUR	400,242	USD	432,916	Citibank N.A.	4/12/17	(5,707)
EUR	407,056	USD	435,403	Citibank N.A.	4/12/17	(921)
EUR	504,773	USD	533,308	Commonwealth Bank of Australia	4/12/17	5,475

See Notes to Financial Statements.

18	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	55,037	USD	59,151	Northern Trust Corp.	4/12/17	$(405)
EUR	111,587	USD	119,263	Northern Trust Corp.	4/12/17	(158)
EUR	370,026	USD	396,874	Northern Trust Corp.	4/12/17	(1,916)
EUR	326,704	USD	350,695	Royal Bank of Canada	4/12/17	(1,979)
EUR	108,247	USD	114,403	Standard Chartered Bank	4/12/17	1,137
EUR	236,453	USD	250,702	Standard Chartered Bank	4/12/17	1,682
GBP	49,000	USD	59,991	Barclays Bank PLC	4/12/17	1,418
GBP	126,000	USD	153,446	Barclays Bank PLC	4/12/17	4,463
GBP	166,000	USD	202,280	Barclays Bank PLC	4/12/17	5,760
GBP	1,809,000	USD	2,236,705	Barclays Bank PLC	4/12/17	30,422
GBP	33,000	USD	40,147	BNP Paribas S.A.	4/12/17	1,210
GBP	97,000	USD	121,395	Citibank N.A.	4/12/17	170
GBP	41,000	USD	51,032	Goldman Sachs International	4/12/17	352
GBP	2,288,100	USD	2,847,821	Goldman Sachs International	4/12/17	19,738
GBP	89,000	USD	110,994	Royal Bank of Scotland PLC	4/12/17	546
RUB	70,148,100	USD	1,162,547	Citibank N.A.	4/12/17	80,365
SEK	20,536,300	USD	2,292,252	Barclays Bank PLC	4/12/17	858
SEK	454,800	USD	50,767	Northern Trust Corp.	4/12/17	17
SGD	1,477,000	USD	1,033,890	HSBC Bank PLC	4/12/17	22,080
USD	1,037,706	CHF	1,050,226	Citibank N.A.	4/12/17	(11,515)
USD	1,047,890	EUR	975,051	Citibank N.A.	4/12/17	7,143
USD	193,738	EUR	181,900	HSBC Bank PLC	4/12/17	(418)
USD	7,604,593	EUR	7,140,000	HSBC Bank PLC	4/12/17	(16,480)
USD	1,145,783	EUR	1,084,167	Nomura International PLC	4/12/17	(11,431)
USD	1,948,152	EUR	1,852,243	Nomura International PLC	4/12/17	(28,890)
USD	521,988	EUR	492,516	Standard Chartered Bank	4/12/17	(3,712)
USD	1,202,676	GBP	979,000	Goldman Sachs International	4/12/17	(24,255)
USD	953,212	GBP	764,400	Standard Chartered Bank	4/12/17	(4,771)
USD	1,288,853	JPY	144,619,900	Royal Bank of Canada	4/12/17	(10,800)
USD	2,134,245	NOK	18,096,000	Barclays Bank PLC	4/12/17	26,413
USD	62,308	NOK	528,400	Goldman Sachs International	4/12/17	760
USD	1,043,785	NZD	1,490,000	Royal Bank of Scotland PLC	4/12/17	(391)
USD	656,437	ZAR	9,068,600	Northern Trust Corp.	4/12/17	(18,103)
Total						$311,341

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Adobe Systems, Inc.	Call	04/21/17	USD	132.75	52	$(4,824)
Alphabet, Inc., Class C	Call	04/21/17	USD	850.00	7	(1,418)
Lam Research Corp.	Call	04/21/17	USD	125.00	51	(28,560)
Salesforce.com, Inc.	Call	04/21/17	USD	85.00	92	(5,382)
Total						$(40,184)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Metro Bank PLC	Call	UBS AG	4/06/17	GBP	36.48	3,900	—
Metro Bank PLC	Call	UBS AG	4/11/17	GBP	37.24	5,500	$(1)
Metro Bank PLC	Call	UBS AG	4/11/17	GBP	36.26	2,000	(5)
Metro Bank PLC	Call	UBS AG	4/19/17	GBP	35.93	3,140	(98)

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	19

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Metro Bank PLC	Call	UBS AG	4/25/17	GBP	36.00	2,530	$(148)
Unilever PLC	Call	BNP Paribas S.A.	4/27/17	GBP	41.21	15,600	(6,492)
Total							$(6,744)

Transactions in Options Written for the Period Ended March 31, 2017

	Calls		Puts
	Contracts	Premiums Received	Contracts	Premiums Received
Outstanding options, beginning of period	—	—	—	—
Options written	45,926	$109,889	164	$20,161
Options expired	(13,000)	(16,213)	(134)	(8,544)
Options closed	(54)	(13,865)	(30)	(11,617)

Outstanding options, end of period	32,872	$79,811	—	—

As of period end, the value of portfolio securities subject to covered call options was $4,396,309.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$510,543	—	—	$510,543

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$199,202	—	—	$199,202
Options written	Options written at value	—	—	$46,928	—	—	—	46,928
Total		—	—	$46,928	$199,202	—	—	$246,130

For the year ended March 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	—	—	—	$(252,159)	—	—	$(252,159)
Options written	—	—	$30,281	—	—	—	30,281
Total	—	—	$30,281	$(252,159)	—	—	$(221,878)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$343,227	—	—	$343,227
Options written	—	—	$32,883	—	—	—	32,883
Total	—	—	$32,883	$343,227	—	—	$376,110

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$30,380,285
Average amounts sold — in USD	$40,701,349
Options:
Average value of option contracts written	$34,900

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$510,543	$199,202
Options	—	46,928

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$510,543	$246,130

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(40,184)

Total derivative assets and liabilities subject to an MNA	$510,543	$205,946

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$260,471	$(26,351)	—	—	$234,120
Bank of Montreal	8,306	—	—	—	8,306
Barclays Bank PLC	69,334	—	—	—	69,334
BNP Paribas S.A.	1,210	(1,210)	—	—	—
Citibank N.A.	87,678	(37,335)	—	—	50,343
Commonwealth Bank of Australia	5,475	—	—	—	5,475
Goldman Sachs International	32,520	(25,111)	—	—	7,409
HSBC Bank PLC	22,080	(16,898)	—	—	5,182
Northern Trust Corp.	20,104	(20,104)	—	—	—
Royal Bank of Scotland PLC	546	(391)	—	—	155
Standard Chartered Bank	2,819	(2,819)	—	—	—

Total	$510,543	$(130,219)	—	—	$380,324

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$26,351	$(26,351)	—	—	—
BNP Paribas S.A.	6,492	(1,210)	—	—	$5,282
Citibank N.A.	37,335	(37,335)	—	—	—
Goldman Sachs International	25,111	(25,111)	—	—	—
HSBC Bank PLC	16,898	(16,898)	—	—	—
Nomura International PLC	40,321	—	—	—	40,321
Northern Trust Corp.	31,533	(20,104)	—	—	11,429
Royal Bank of Canada	12,779	—	—	—	12,779
Royal Bank of Scotland PLC	391	(391)	—	—	—
Standard Chartered Bank	8,483	(2,819)	—	—	5,664
UBS AG	252	—	—	—	252

Total	$205,946	$(130,219)	—	—	$75,727

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	21

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	—	$1	$1
Belgium	—	$2,604,393	—	2,604,393
Brazil	$1,196,736	—	—	1,196,736
Canada	3,064,550	—	—	3,064,550
China	9,362,758	8,977,368	—	18,340,126
France	—	6,225,437	—	6,225,437
Germany	—	3,285,482	—	3,285,482
Hong Kong	2,841,070	1,831,807	—	4,672,877
India	—	8,027,311	1,595,388	9,622,699
Indonesia	—	2,961,360	—	2,961,360
Ireland	3,544,239	—	—	3,544,239
Italy	—	7,091,235	—	7,091,235
Japan	—	11,671,240	—	11,671,240
Mexico	1,631,601	—	—	1,631,601
Netherlands	—	5,447,353	—	5,447,353
New Zealand	—	1,265,757	—	1,265,757
Nigeria	—	766,651	—	766,651
Norway	—	2,402,358	—	2,402,358
Peru	2,596,470	—	—	2,596,470
Philippines	729,537	—	—	729,537
Portugal	—	2,384,471	—	2,384,471
South Africa	—	2,855,043	—	2,855,043
South Korea	—	5,061,623	—	5,061,623
Spain	—	1,850,497	—	1,850,497
Switzerland	1,612,758	5,116,590	—	6,729,348
Taiwan	—	4,633,184	—	4,633,184
Thailand	1,439,875	—	—	1,439,875
United Kingdom	3,184,116	10,250,688	—	13,434,804
United States	118,636,640	—	1,359,758	119,996,398
Preferred Stocks:
India	—	—	968,955	968,955
United States	—	—	5,174,337	5,174,337
Short-Term Securities	146,724	—	—	146,724

Subtotal	$149,987,074	$94,709,848	$9,098,439	$253,795,361

Investments Valued at NAV[1]				1,048,515

Total Investments				$254,843,876

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$510,543	—	$510,543
Liabilities:
Equity contracts	$(35,360)	(11,568)	—	(46,928)
Foreign currency exchange contracts	—	(199,202)	—	(199,202)

Total	$(35,360)	$299,773	—	$264,413

[1] As of March 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
[2] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

During the six months ended March 31, 2017, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2016	$1,279,319	$7,955,384	$9,234,703
Transfers into Level 3	2,099,261	—	2,099,261
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	223,305	—	223,305
Net change in unrealized appreciation (depreciation)[1,2]	474,555	(1,812,092)	(1,337,537)
Purchases	—	—	—
Sales	(1,121,293)	—	(1,121,293)

Closing Balance, as of March 31, 2017	$2,955,147	$6,143,292	$9,098,439

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 [2]	$474,555	$(1,812,092)	$(1,337,537)

[1]    Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $1,595,389.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$1,359,758	Market	Tangible Book Value Multiple[1]	1.80x	—
Preferred Stocks[3]	6,143,292	Market	Revenue Growth Rate[1]	133.00% - 187.00%	174.26%
			Revenue Multiple[1]	10.75x - 32.50x	15.47x
			Time to Exit[2]	2-3 years	—
			Volatility[1]	38.00%	—
Total	$7,503,050

[1]    Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]    Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3]    For the period ended March 31, 2017, the valuation technique for investments classified as preferred stocks amounting to $968,955 changed to an Option Pricing Model. The investments were previously valued utilizing Probability-Weighted Expected Return Model. The change was due to consideration of liquidation preferences and exit strategy.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	23

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 24.7%
AbbVie, Inc.	701,306	$45,697,099
Acceleron Pharma, Inc. (a)	807,600	21,377,172
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $17,141,679) (a)(b)	297,971,595	25,297,788
Agios Pharmaceuticals, Inc. (a)	174,400	10,184,960
Alder Biopharmaceuticals, Inc. (a)	117,794	2,450,115
Alkermes PLC (a)	509,200	29,788,200
Alnylam Pharmaceuticals, Inc. (a)	255,400	13,089,250
Amgen, Inc.	1,297,846	212,937,593
Aquinox Pharmaceuticals, Inc. (a)	407,779	6,805,832
Audentes Therapeutics, Inc. (a)	182,579	3,111,146
Avexis, Inc. (a)	414,156	31,488,281
Biogen, Inc. (a)	424,262	116,001,716
BioMarin Pharmaceutical, Inc. (a)	290,800	25,526,424
Bioverativ, Inc. (a)	212,131	11,552,654
Celgene Corp. (a)	1,781,338	221,651,887
Galapagos NV (a)	76,400	6,584,916
Genomic Health, Inc. (a)	300,800	9,472,192
Gilead Sciences, Inc.	1,225,156	83,212,596
Global Blood Therapeutics, Inc. (a)	312,637	11,520,673
Halozyme Therapeutics, Inc. (a)	893,300	11,577,168
Incyte Corp. (a)	373,500	49,925,745
Karyopharm Therapeutics, Inc. (a)	118,200	1,517,688
Lion Biotechnologies, Inc. (a)	1,140,378	8,495,816
Myovant Sciences, Ltd. (a)	535,198	6,283,225
Neurocrine Biosciences, Inc. (a)	355,338	15,386,135
Otonomy, Inc. (a)	171,200	2,097,200
Prothena Corp. PLC (a)	40,664	2,268,645
PTC Therapeutics, Inc. (a)	285,000	2,804,400
Regeneron Pharmaceuticals, Inc. (a)	165,122	63,986,426
REGENXBIO, Inc. (a)	640,313	12,358,041
Sage Therapeutics, Inc. (a)	286,697	20,375,556
Sarepta Therapeutics, Inc. (a)	680,855	20,153,308
Seattle Genetics, Inc. (a)	414,218	26,037,743
Spark Therapeutics, Inc. (a)	83,000	4,427,220
Syndax Pharmaceuticals, Inc. (a)(c)	956,421	13,122,096
TESARO, Inc. (a)	335,474	51,619,384
Ultragenyx Pharmaceutical, Inc. (a)	152,100	10,309,338
Vertex Pharmaceuticals, Inc. (a)	1,106,570	121,003,430

		1,331,499,058
Diversified Consumer Services — 0.4%
Service Corp. International	764,400	23,604,672
Health Care Equipment & Supplies — 21.9%
Abbott Laboratories	2,144,300	95,228,363
Baxter International, Inc.	2,768,000	143,548,480
Becton Dickinson and Co.	392,292	71,962,044
Boston Scientific Corp. (a)	6,302,600	156,745,662
CR Bard, Inc.	454,560	112,976,342
Edwards Lifesciences Corp. (a)	288,900	27,176,823
Hologic, Inc. (a)	1,314,900	55,948,995
Intuitive Surgical, Inc. (a)	103,500	79,329,645
iRhythm Technologies, Inc. (a)	87,995	3,308,612
Masimo Corp. (a)	404,400	37,714,344
Medtronic PLC	3,087,523	248,730,853
Stryker Corp.	1,133,400	149,212,110

		1,181,882,273
Health Care Providers & Services — 27.7%
Aetna, Inc.	894,923	114,147,429
Amedisys, Inc. (a)	1,004,000	51,294,360
AmerisourceBergen Corp.	271,400	24,018,900
Anthem, Inc.	681,900	112,772,622
Cardinal Health, Inc.	670,280	54,661,334
Centene Corp. (a)	718,100	51,171,806
Cigna Corp.	813,500	119,169,615

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
DaVita, Inc. (a)	1,182,059	$80,344,550
Express Scripts Holding Co. (a)	336,100	22,152,351
HCA Holdings, Inc. (a)	813,648	72,406,536
HealthEquity, Inc. (a)	228,700	9,708,315
Humana, Inc.	690,400	142,319,056
McKesson Corp.	538,000	79,763,880
Quest Diagnostics, Inc.	1,002,500	98,435,475
Teladoc, Inc. (a)(d)	386,400	9,660,000
UnitedHealth Group, Inc.	2,374,353	389,417,636
Universal Health Services, Inc., Class B	344,500	42,873,025
WellCare Health Plans, Inc. (a)	115,400	16,180,234

		1,490,497,124
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	678,300	35,861,721
Thermo Fisher Scientific, Inc.	456,400	70,103,040

		105,964,761
Pharmaceuticals — 21.4%
Allergan PLC	654,560	156,387,475
AstraZeneca PLC	963,327	59,232,000
Bristol-Myers Squibb Co.	1,716,126	93,322,932
Chugai Pharmaceutical Co. Ltd.	144,700	4,981,049
Dermira, Inc. (a)	406,300	13,858,893
Eli Lilly & Co.	1,376,400	115,769,004
GlaxoSmithKline PLC	1,215,200	25,267,527
Intra-Cellular Therapies, Inc. (a)	249,554	4,055,253
Jazz Pharmaceuticals PLC (a)	202,300	29,359,799
Johnson & Johnson	1,124,800	140,093,840
Merck & Co., Inc.	1,963,100	124,735,374
Merck KGaA	477,400	54,401,438
Mylan NV (a)	1,171,100	45,661,189
Novartis AG — ADR	174,200	12,937,834
Pacira Pharmaceuticals, Inc. (a)	92,700	4,227,120
Pfizer, Inc.	6,548,437	224,022,030
Zoetis, Inc.	839,600	44,809,452

		1,153,122,209
Total Common Stocks — 98.1%		5,286,570,097

Preferred Stocks
Biotechnology — 0.2%
Ovid Therapeutics Inc. (Acquired 8/07/15, cost $9,342,296) (a)(b)	1,499,566	10,122,070
Total Preferred Stocks — 0.2%		10,122,070

Rights
Biotechnology — 0.0%
Dyax Corp. — CVR (a)	1,269,237	2,906,553
Total Long-Term Investments (Cost — $3,823,380,987) — 98.3%		5,299,598,720

See Notes to Financial Statements.

24	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (e)(f)	83,196,629	$83,196,629
SL Liquidity Series, LLC, Money Market Series, 1.11% (e)(f)(g)	2,861,045	2,861,331
Total Short-Term Securities (Cost — $86,057,676) — 1.6%		86,057,960

Value
Total Investments (Cost — $3,909,438,663) — 99.9%	$5,385,656,680
Other Assets Less Liabilities — 0.1%	4,378,095

Net Assets — 100.0%	$5,390,034,775

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $35,419,858, representing 0.66% of its net assets as of period end, and an original cost of $26,483,975.

(c)	During the six months ended March 31, 2017, investments in issuer that is affiliated person and/or related parties of the Fund, as applicable, were as follows:

Affiliated Persons and/or Related Parties	Shares Held at September 30, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Realized Gain	Change in Unrealized Appreciation (Depreciation)
Syndax Pharmaceuticals, Inc.	288,213	668,208	—	956,421	$13,122,096	—	$(596,289)

(d)	Security, or a portion of the security, is on loan.

(e)	Current yield as of period end.

(f)	During the six months ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	132,199,702	(49,003,073)	83,196,629	$83,196,629	$181,136		$ 526	—
SL Liquidity Series, LLC, Money Market Series	11,591,525	(8,730,480)	2,861,045	2,861,331	224,800	[2]	2,571	$284
Total				$86,057,960	$405,936		$3,097	$284

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended March 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	—	—	—	$1,535,695	—	—	$1,535,695

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$377,817	—	—	$377,817

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$18,563,411
Average amounts sold — in USD	$17,729,524

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	25

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$1,306,201,270	—	$25,297,788	$1,331,499,058
Diversified Consumer Services	23,604,672	—	—	23,604,672
Health Care Equipment & Supplies	1,181,882,273	—	—	1,181,882,273
Health Care Providers & Services	1,490,497,124	—	—	1,490,497,124
Life Sciences Tools & Services	105,964,761	—	—	105,964,761
Pharmaceuticals	1,009,240,195	$143,882,014	—	1,153,122,209
Preferred Stocks:
Biotechnology	—	—	10,122,070	10,122,070
Rights:
Biotechnology	—	—	2,906,553	2,906,553
Short-Term Securities	83,196,629	—	—	83,196,629

Subtotal	$5,200,586,924	$143,882,014	$38,326,411	$5,382,795,349

Investments Valued at NAV[1]				2,861,331

Total Investments				$5,385,656,680

[1]	As of March 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Rights	Total
Assets:
Opening Balance, as of September 30, 2016	$25,327,586	$9,342,296	$1,408,853	$36,078,735
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)[1,2]	(29,798)	779,774	1,497,700	2,247,676
Purchases	—	—	—	—
Sales	—	—	—	—

Closing Balance, as of March 31, 2017	$25,297,788	$10,122,070	$2,906,553	$38,326,411

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[2]	$(29,798)	$779,774	$1,497,700	$2,247,676

[1]	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.0%
Commonwealth Bank of Australia	110,100	$7,219,816
Belgium — 1.0%
Anheuser-Busch InBev SA	62,629	6,862,610
Brazil — 0.5%
Embraer, S.A.	593,600	3,289,772
Canada — 3.2%
Canadian Pacific Railway Ltd.	49,900	7,330,124
Encana Corp.	559,600	6,556,054
Potash Corp. of Saskatchewan, Inc.	487,479	8,328,400

		22,214,578
China — 8.8%
AIA Group Ltd.	1,100,300	6,945,047
Alibaba Group Holding Ltd. — ADR (a)	100,258	10,810,820
Anhui Conch Cement Co. Ltd., H Shares	1,015,500	3,453,761
China Construction Bank Corp., H Shares	11,148,000	8,982,030
China Unicom Hong Kong Ltd.	5,668,000	7,612,823
Ping An Insurance Group Co. of China Ltd., H Shares	2,508,000	14,055,969
Tencent Holdings Ltd.	315,600	9,092,285

		60,952,735
France — 7.0%
AXA SA	463,400	11,972,341
BNP Paribas SA	119,987	7,984,447
Dassault Aviation SA	5,401	6,859,126
Renault SA	121,520	10,556,753
Sanofi	59,100	5,342,378
Société Générale SA	117,750	5,965,861

		48,680,906
Germany — 4.5%
Continental AG	20,208	4,430,623
Innogy SE (a)	107,072	4,035,290
KION Group AG	68,390	4,464,048
SAP SE	95,400	9,359,530
thyssenKrupp AG	263,500	6,455,168
Wacker Chemie AG	24,400	2,515,579

		31,260,238
Hong Kong — 2.0%
Melco Crown Entertainment Ltd. — ADR	433,300	8,033,382
Weichai Power Co. Ltd., H Shares	3,158,000	5,578,444

		13,611,826
India — 3.8%
Bharti Infratel Ltd.	1,198,079	6,015,615
Dish TV India Ltd.	1,541,088	2,550,458
Federal Bank Ltd.	2,804,300	3,950,098
HDFC Bank Ltd.	335,955	7,591,978
ICICI Bank Ltd.	1,510,800	6,453,484

		26,561,633
Indonesia — 1.0%
Bank Negara Indonesia Persero Tbk PT	8,630,100	4,195,749
Matahari Department Store Tbk PT	2,880,771	2,848,712

		7,044,461
Ireland — 3.3%
Green REIT PLC	3,722,555	5,400,878
Ryanair Holdings PLC — ADR (a)	82,114	6,813,820
Shire PLC — ADR	60,300	10,506,069

		22,720,767
Italy — 5.3%
Azimut Holding SpA	355,400	6,171,682

Common Stocks	Shares	Value
Italy (continued)
Buzzi Unicem SpA	191,500	$4,895,040
Eni SpA	716,800	11,736,411
Telecom Italia SpA (a)	4,879,000	4,392,021
UniCredit SpA	627,000	9,665,435

		36,860,589
Japan — 7.3%
Don Quijote Holdings Co. Ltd.	120,000	4,176,764
FANUC Corp.	26,300	5,414,416
Mitsubishi Estate Co. Ltd.	349,000	6,361,108
Nintendo Co. Ltd.	34,200	7,935,730
ORIX Corp.	388,100	5,760,389
SMC Corp.	22,400	6,640,807
Sumitomo Mitsui Financial Group, Inc.	267,400	9,733,031
Toyota Motor Corp.	86,700	4,705,889

		50,728,134
Mexico — 1.2%
Fomento Economico Mexicano SAB de CV — ADR	92,200	8,161,544
Netherlands — 6.6%
Aalberts Industries NV	117,905	4,394,998
Akzo Nobel NV	26,200	2,168,943
ASML Holding NV	64,220	8,521,564
CNH Industrial NV	602,810	5,802,114
Euronext NV	96,000	4,186,079
Koninklijke Philips NV	158,200	5,082,076
Royal Dutch Shell PLC, B Shares	572,516	15,738,100

		45,893,874
New Zealand — 0.8%
Xero Ltd. (a)	413,800	5,738,689
Nigeria — 0.5%
Lekoil Ltd. (a)	11,614,700	3,388,265
Norway — 1.3%
Statoil ASA	524,700	9,018,834
Peru — 1.1%
Credicorp Ltd.	46,000	7,511,800
Philippines — 0.2%
CEMEX Holdings Philippines, Inc. (a)	12,614,000	1,767,343
Portugal — 1.5%
Galp Energia SGPS SA	667,200	10,119,705
Singapore — 1.0%
Oversea-Chinese Banking Corp. Ltd.	1,036,200	7,197,459
South Africa — 1.4%
Naspers Ltd., N Shares	56,997	9,821,285
South Korea — 2.9%
LG Chem Ltd.	29,800	7,835,565
Samsung Electronics Co. Ltd.	6,900	12,698,866

		20,534,431
Spain — 0.6%
Cellnex Telecom SAU (b)	235,014	3,870,666
Sweden — 1.1%
Hexagon AB, B Shares	192,764	7,736,535
Switzerland — 5.5%
Nestle SA, Registered Shares	175,800	13,492,961
Novartis AG, Registered Shares	91,100	6,764,864
Roche Holding AG	28,714	7,343,138
UBS Group AG, Registered Shares	682,900	10,915,892

		38,516,855

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	27

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Common Stocks	Shares	Value
Taiwan — 2.4%
Catcher Technology Co. Ltd.	722,000	$7,135,585
Taiwan Semiconductor Manufacturing Co. Ltd.	1,534,000	9,619,151

		16,754,736
Thailand — 0.7%
True Corp. PCL	24,598,900	4,867,433
United Kingdom — 12.1%
AstraZeneca PLC	49,800	3,062,048
BAE Systems PLC	580,000	4,667,943
Diageo PLC	179,200	5,131,417
GlaxoSmithKline PLC	185,900	3,865,399
Imperial Brands PLC	182,200	8,830,061
Kennedy Wilson Europe Real Estate PLC	312,798	3,701,531
Liberty Global PLC (a)	314,100	11,266,767
Metro Bank PLC (a)	92,453	3,749,477
Nomad Foods, Ltd. (a)	260,143	2,978,637
Reckitt Benckiser Group PLC	72,800	6,646,020
Rio Tinto PLC	232,000	9,342,082
Sophos Group PLC (b)	1,484,100	5,050,198
Unilever PLC	156,300	7,709,834
Worldpay Group PLC (b)	2,225,500	8,228,154

		84,229,568
United States — 3.3%
Pfizer, Inc.	236,600	8,094,086
Samsonite International SA	2,480,100	9,034,753
Wynn Resorts Ltd.	52,600	6,028,486

		23,157,325
Total Common Stocks — 92.9%		646,294,412

Exchange-Traded Funds
United States — 3.1%
WisdomTree Japan Hedged Equity Fund	428,010	21,665,866
Total Exchange-Traded Funds — 3.1%		21,665,866

Preferred Stocks	Shares	Value
China — 0.6%
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $2,770,046) (a)(c)	101,000	$3,861,230
India — 1.3%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $5,332,969) (a)(c)	749	6,621,928
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $2,090,847) (a)(c)	248	2,322,309

		8,944,237
Total Preferred Stocks — 1.9%		12,805,467
Total Long-Term Investments (Cost — $607,427,982) — 97.9%		$680,765,745

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(e)	8,552,082	8,552,082
Total Short-Term Securities (Cost — $8,552,082) — 1.2%		8,552,082
Total Investments Before Options Written (Cost — $615,980,064) — 99.1%		689,317,827

Options Written
(Premiums Received — $54,398) — (0.0)%		(707)
Total Investments Net of Options Written — 99.1%		689,317,120
Other Assets Less Liabilities — 0.9%		6,383,583

Net Assets — 100.0%		$695,700,703

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $12,805,467, representing 1.84% of its net assets as of period end, and an original cost of $10,193,862.

(d)	During the six months ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain[1]	Change in Unrelized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	25,833,103	(17,281,021)	8,552,082	$8,552,082	$13,999		$ 6	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	1,637	[2]	1,923	—
Total				$8,552,082	$15,636		$1,929	—

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	176,439	USD	129,503	Northern Trust Corp.	4/12/17	$5,268
AUD	39,211,561	USD	28,780,109	Northern Trust Corp.	4/12/17	1,171,220
CAD	2,842,000	USD	2,149,973	Bank of America N.A.	4/12/17	(12,517)
CAD	3,134,000	USD	2,392,753	Citibank N.A.	4/12/17	(35,685)
CAD	1,400,000	USD	1,065,995	Commonwealth Bank of Australia	4/12/17	(13,061)
CAD	16,808,000	USD	12,638,877	Commonwealth Bank of Australia	4/12/17	2,348
DKK	57,771,000	USD	8,253,182	Bank of America N.A.	4/12/17	35,840
EUR	337,246	USD	358,455	Bank of America N.A.	4/12/17	1,513
EUR	3,439,570	USD	3,719,393	Bank of America N.A.	4/12/17	(48,075)
EUR	355,368	USD	378,774	Barclays Bank PLC	4/12/17	537
EUR	223,007	USD	242,812	BNP Paribas S.A.	4/12/17	(4,779)
EUR	8,518,045	USD	9,033,515	BNP Paribas S.A.	4/12/17	58,452
EUR	1,543,379	USD	1,636,239	Citibank N.A.	4/12/17	11,128
EUR	2,736,563	USD	2,927,137	Citibank N.A.	4/12/17	(6,192)
EUR	202,347	USD	215,818	Commonwealth Bank of Australia	4/12/17	163
EUR	1,456,445	USD	1,548,552	Commonwealth Bank of Australia	4/12/17	6,024
EUR	1,593,948	USD	1,688,112	Commonwealth Bank of Australia	4/12/17	13,232
EUR	2,423,146	USD	2,594,736	Commonwealth Bank of Australia	4/12/17	(8,326)
EUR	150,276	USD	161,508	Northern Trust Corp.	4/12/17	(1,107)
EUR	548,587	USD	581,878	Northern Trust Corp.	4/12/17	3,671
EUR	3,195,042	USD	3,426,862	Northern Trust Corp.	4/12/17	(16,547)
EUR	4,245,669	USD	4,503,318	Northern Trust Corp.	4/12/17	28,412
EUR	3,840,658	USD	4,122,693	Royal Bank of Canada	4/12/17	(23,263)
EUR	571,138	USD	611,429	Standard Chartered Bank	4/12/17	(1,810)
GBP	5,004,000	USD	6,136,260	Barclays Bank PLC	4/12/17	134,998
GBP	204,000	USD	255,117	Citibank N.A.	4/12/17	546
GBP	738,000	USD	897,803	Citibank N.A.	4/12/17	27,095
GBP	642,000	USD	780,791	Royal Bank of Scotland PLC	4/12/17	23,795
GBP	6,894,000	USD	8,524,810	Standard Chartered Bank	4/12/17	115,089
GBP	2,349,000	USD	2,856,180	UBS AG	4/12/17	87,702
JPY	4,498,982,000	USD	38,934,046	Barclays Bank PLC	4/12/17	1,496,865
JPY	86,994,060	USD	761,258	Nomura International PLC	4/12/17	20,530
RUB	219,232,600	USD	3,633,288	Citibank N.A.	4/12/17	251,163
SEK	7,145,684	USD	803,214	Australia and New Zealand Banking Group Ltd.	4/12/17	(5,318)
SEK	53,132,000	USD	5,900,350	Barclays Bank PLC	4/12/17	32,438
SEK	3,497,273	USD	388,637	Citibank N.A.	4/12/17	1,873
SGD	8,894,000	USD	6,194,469	Standard Chartered Bank	4/12/17	164,229
USD	2,505,025	AUD	3,266,400	Northern Trust Corp.	4/12/17	10,021
USD	756,743	EUR	703,028	Australia and New Zealand Banking Group Ltd.	4/12/17	6,347
USD	1,068,411	EUR	991,012	Bank of America N.A.	4/12/17	10,627
USD	1,420,097	EUR	1,330,331	Bank of America N.A.	4/12/17	133
USD	50,080,219	EUR	47,175,000	Barclays Bank PLC	4/12/17	(273,297)
USD	1,286,793	EUR	1,198,528	Citibank N.A.	4/12/17	7,512
USD	1,405,935	EUR	1,317,541	Citibank N.A.	4/12/17	(378)
USD	1,977,171	EUR	1,827,947	Citibank N.A.	4/12/17	26,063

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	29

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,336,450	EUR	5,073,636	Nomura International PLC	4/12/17	$(79,033)
USD	357,867	EUR	331,759	Northern Trust Corp.	4/12/17	3,755
USD	845,724	EUR	797,973	Standard Chartered Bank	4/12/17	(6,014)
USD	3,707,637	GBP	2,963,800	Barclays Bank PLC	4/12/17	(6,742)
USD	627,186	GBP	506,000	BNP Paribas S.A.	4/12/17	(6,958)
USD	212,467	GBP	174,000	Citibank N.A.	4/12/17	(5,598)
USD	367,750	GBP	296,000	Citibank N.A.	4/12/17	(3,212)
USD	2,073,637	GBP	1,688,000	Northern Trust Corp.	4/12/17	(41,848)
USD	25,819,169	GBP	21,186,000	Royal Bank of Scotland PLC	4/12/17	(732,166)
USD	3,203,473	JPY	363,081,631	Bank of America N.A.	4/12/17	(59,425)
USD	3,342,541	JPY	382,446,900	Northern Trust Corp.	4/12/17	(94,387)
USD	437,719	NOK	3,738,930	Barclays Bank PLC	4/12/17	2,206
USD	5,946,211	NOK	50,774,070	Citibank N.A.	4/12/17	32,019
USD	4,431,360	NZD	6,336,000	Westpac Banking Corp.	4/12/17	(8,843)
USD	429,675	SEK	3,785,002	Barclays Bank PLC	4/12/17	7,037
USD	484,139	SEK	4,266,240	Barclays Bank PLC	4/12/17	7,765
USD	3,424,873	SGD	4,841,000	Standard Chartered Bank	4/12/17	(36,163)
USD	3,600,580	SGD	5,076,000	Standard Chartered Bank	4/12/17	(28,468)
Total						$2,248,404

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Metro Bank PLC	Call	UBS AG	4/06/17	GBP	36.48	11,100	—
Metro Bank PLC	Call	UBS AG	4/11/17	GBP	37.24	15,500	$(4)
Metro Bank PLC	Call	UBS AG	4/11/17	GBP	36.26	5,700	(14)
Metro Bank PLC	Call	UBS AG	4/19/17	GBP	35.93	8,807	(274)
Metro Bank PLC	Call	UBS AG	4/25/17	GBP	36.00	7,097	(415)
Total							$(707)

Transactions in Options Written for the Period Ended March 31, 2017

	Calls
	Contracts	Premiums Received
Outstanding options, beginning of period	—	—
Options written	85,304	$100,669
Options expired	(37,100)	(46,271)

Outstanding options, end of period	48,204	$ 54,398

As of period end, the value of portfolio securities subject to covered call options was $2,709,269.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$3,807,616	—	—	$3,807,616

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$1,559,212	—	—	$1,559,212
Options written	Options written at value	—	—	$707	—	—	—	707
Total		—	—	$707	$1,559,212	—	—	$1,559,919

For the six months ended March 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	—	—		$(1,956,966)	—	—	$(1,956,966)
Options written	—	—	$46,271	—	—	—	46,271
Total	—	—	$46,271	$(1,956,966)	—	—	$(1,910,695)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$2,714,339	—	—	$2,714,339
Options written	—	—	$53,691	—	—	—	53,691
Total	—	—	$53,691	$2,714,339	—	—	$2,768,030

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average amounts purchased — in USD	$171,672,195
Average amounts sold — in USD	$196,308,336
Options:
Average value of option contracts written	$354

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$3,807,616	$1,559,212
Options	—	707
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$3,807,616	$1,559,919
Total derivative assets and liabilities subject to an MNA	$3,807,616	$1,559,919

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	31

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2,4]
Australia and New Zealand Banking Group Ltd.	$6,347	$(5,318)	—	—	$1,029
Bank of America N.A.	48,113	(48,113)	—	—	—
Barclays Bank PLC	1,681,846	(280,039)	—	—	1,401,807
BNP Paribas S.A.	58,452	(11,737)	—	—	46,715
Citibank N.A.	357,399	(51,065)	—	—	306,334
Commonwealth Bank of Australia	21,767	(21,387)	—	—	380
Nomura International PLC	20,530	(20,530)	—	—	—
Northern Trust Corp.	1,222,347	(153,889)	—	—	1,068,458
Royal Bank of Scotland PLC	23,795	(23,795)	—	—	—
Standard Chartered Bank	279,318	(72,455)	—	—	206,863
UBS AG	87,702	(707)	—	—	86,995

Total	$3,807,616	$(689,035)	—	—	$3,118,581

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3,4]
Australia and New Zealand Banking Group Ltd.	$5,318	$(5,318)	—	—	—
Bank of America N.A.	120,017	(48,113)	—	—	$ 71,904
Barclays Bank PLC	280,039	(280,039)	—	—	—
BNP Paribas S.A.	11,737	(11,737)	—	—	—
Citibank N.A.	51,065	(51,065)	—	—	—
Commonwealth Bank of Australia	21,387	(21,387)	—	—	—
Nomura International PLC	79,033	(20,530)	—	—	58,503
Northern Trust Corp.	153,889	(153,889)	—	—	—
Royal Bank of Canada	23,263	—	—	—	23,263
Royal Bank of Scotland PLC	732,166	(23,795)	—	—	708,371
Standard Chartered Bank	72,455	(72,455)	—	—	—
UBS AG	707	(707)	—	—	—
Westpac Banking Corp.	8,843	—	—	—	8,843

Total	$1,559,919	$(689,035)	—	—	$870,884

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$7,219,816	—	$7,219,816
Belgium	—	6,862,610	—	6,862,610
Brazil	$3,289,772	—	—	3,289,772
Canada	22,214,578	—	—	22,214,578
China	10,810,820	50,141,915	—	60,952,735
France	—	48,680,906	—	48,680,906
Germany	—	31,260,238	—	31,260,238
Hong Kong	8,033,382	5,578,444	—	13,611,826
India	—	18,969,655	$7,591,978	26,561,633
Indonesia	—	7,044,461	—	7,044,461

See Notes to Financial Statements.

32	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Ireland	$22,720,767	—	—	$22,720,767
Italy	—	$36,860,589	—	36,860,589
Japan	—	50,728,134	—	50,728,134
Mexico	8,161,544	—	—	8,161,544
Netherlands	—	45,893,874	—	45,893,874
New Zealand	—	5,738,689	—	5,738,689
Nigeria	—	3,388,265	—	3,388,265
Norway	—	9,018,834	—	9,018,834
Peru	7,511,800	—	—	7,511,800
Philippines	1,767,343	—	—	1,767,343
Portugal	—	10,119,705	—	10,119,705
Singapore	—	7,197,459	—	7,197,459
South Africa	—	9,821,285	—	9,821,285
South Korea	—	20,534,431	—	20,534,431
Spain	—	3,870,666	—	3,870,666
Sweden	—	7,736,535	—	7,736,535
Switzerland	—	38,516,855	—	38,516,855
Taiwan	—	16,754,736	—	16,754,736
Thailand	4,867,433	—	—	4,867,433
United Kingdom	22,997,133	61,232,435	—	84,229,568
United States	14,122,572	9,034,753	—	23,157,325
Exchange-Traded Funds	21,665,866	—	—	21,665,866
Preferred Stocks:
China	—	—	$3,861,230	3,861,230
India	—	—	8,944,237	8,944,237
Short-Term Securities	8,552,082	—	—	8,552,082

Total	$156,715,092	$512,205,290	$20,397,445	$689,317,827

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$3,807,616	—	$3,807,616
Liabilities:
Equity contracts	—	(707)	—	(707)
Foreign currency exchange contracts	—	(1,559,212)	—	(1,559,212)
Total	—	$2,247,697	—	$2,247,697

[1]

Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1[1]	Transfers Out of Level 1[2]	Transfers Into Level 2[2]	Transfers Out of Level 2[1]
Assets:
Long-Term Investments:
Nigeria	—	$(3,274,313)	$3,274,313	—
United Kingdom	$9,185,548	—	—	$(9,185,548)

Total	$9,185,548	$(3,274,313)	$3,274,313	$(9,185,548)

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	33

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2016	—	$ 29,608,987	$ 29,608,987
Transfers into Level 3[1]	$ 9,617,945	—	9,617,945
Transfers out of Level 3		—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	828,593	—	828,593
Net change in unrealized appreciation (depreciation)[2,3]	1,820,469	(16,803,520)	(14,983,051)
Purchases	—	—	—
Sales	(4,675,029)	—	(4,675,029)

Closing Balance, as of March 31, 2017	$ 7,591,978	$ 12,805,467	$ 20,397,445

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 [2]	$ 1,820,469	$(16,803,520)	$(14,983,051)

[1]

As of September 30, 2016, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2017, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $7,591,978.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks[3]	$12,805,467	Market	Revenue Growth Rate[1]	348.00%	—
			Revenue Multiple[1]	4.50x - 32.50x	24.06x
			Time to Exit[2]	2-3 years	—
			Volatility[1]	38.00%	—
Total	$12,805,467

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3]

For the period ended March 31, 2017, the valuation technique for investments classified as preferred stocks amounting to $8,944,237 changed to an Option Pricing Model. The investments were previously valued utilizing Probability-Weighted Expected Return Model. The change was due to consideration of liquidation preferences and exit strategy.

See Notes to Financial Statements.

34	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 1.7%
Advanced Ceramic X Corp.	72,000	$707,364
Finisar Corp. (a)	65,700	1,796,238
Quantenna Communications, Inc. (a)	80,717	1,681,335
Viavi Solutions, Inc. (a)	192,700	2,065,744

		6,250,681
Electronic Equipment, Instruments & Components — 2.8%
Coherent, Inc. (a)	14,500	2,981,780
Flex Ltd. (a)	132,700	2,229,360
Largan Precision Co. Ltd.	17,000	2,677,499
Samsung SDI Co. Ltd.	19,200	2,370,304

		10,258,943
Household Durables — 0.8%
Sony Corp.	88,500	2,986,737
Internet & Direct Marketing Retail — 7.4%
Amazon.com, Inc. (a)	18,000	15,957,720
Ensogo Ltd. (a)	94,425	—
Expedia, Inc.	16,200	2,043,955
JD.com, Inc. — ADR (a)	66,700	2,075,037
Netflix, Inc. (a)	27,790	4,107,640
Priceline Group, Inc. (a)	1,600	2,847,952

		27,032,304
Internet Software & Services — 21.7%
58.com, Inc. — ADR (a)	39,300	1,390,827
Alibaba Group Holding Ltd. — ADR (a)	94,600	10,200,718
Alphabet, Inc., Class A (a)	26,183	22,197,947
Alteryx, Inc. (a)	38,371	599,739
Baidu, Inc. — ADR (a)	7,300	1,259,396
Coupa Software, Inc. (a)(b)	38,053	966,546
Facebook, Inc., Class A (a)	85,300	12,116,865
Five9, Inc. (a)	106,900	1,759,574
LogMeIn, Inc.	19,300	1,881,750
MercadoLibre, Inc.	14,600	3,087,462
Momo, Inc. — ADR (a)	51,200	1,744,384
Shopify, Inc., Class A (a)	43,400	2,955,106
Takeaway.com Holding BV (a)	39,500	1,326,949
Tencent Holdings Ltd.	441,000	12,704,999
Twilio, Inc., Class A (a)(b)	49,100	1,417,517
Wix.com Ltd. (a)	27,500	1,867,250
Yandex NV (a)	88,000	1,929,840

		79,406,869
IT Services — 8.0%
Computer Sciences Corp.	39,000	2,691,390
Fidelity National Information Services, Inc.	27,638	2,200,537
InterXion Holding NV (a)	63,100	2,496,236
Mastercard, Inc., Class A	62,800	7,063,116
PayPal Holdings, Inc. (a)	67,000	2,882,340
Square, Inc., Class A (a)	212,200	3,666,816
Visa, Inc., Class A	92,100	8,184,927

		29,185,362
Media — 1.1%
Naspers Ltd., N Shares	24,338	4,193,737
Semiconductors & Semiconductor Equipment — 21.0%
Advanced Micro Devices, Inc. (a)	244,400	3,556,020
Advanced Semiconductor Engineering, Inc.	1,602,643	2,053,033
ams AG	30,600	1,653,022
Analog Devices, Inc.	20,200	1,655,390
Applied Materials, Inc.	120,200	4,675,780
ASML Holding NV	50,700	6,727,551

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Ltd.	27,921	$6,113,582
Cirrus Logic, Inc. (a)	25,600	1,553,664
Dialog Semiconductor PLC (a)	47,000	2,397,322
Lam Research Corp.	36,100	4,633,796
Maxim Integrated Products, Inc.	36,500	1,641,040
Megachips Corp. (a)	82,400	2,258,968
Mellanox Technologies Ltd. (a)	37,000	1,885,150
Micron Technology, Inc. (a)	100,300	2,898,670
Monolithic Power Systems, Inc.	15,100	1,390,710
NVIDIA Corp.	38,100	4,150,233
NXP Semiconductors NV (a)	40,065	4,146,727
ON Semiconductor Corp. (a)	173,400	2,685,966
Silicon Laboratories, Inc. (a)	23,200	1,706,360
Skyworks Solutions, Inc.	28,200	2,763,036
SOITEC (a)	72,510	3,069,570
STMicroelectronics NV	238,200	3,665,341
Taiwan Semiconductor Manufacturing Co. Ltd.	772,000	4,840,929
Tower Semiconductor, Ltd. (a)	90,700	2,090,635
Ulvac, Inc.	57,200	2,673,560

		76,886,055
Software — 22.1%
Activision Blizzard, Inc.	101,900	5,080,734
Adobe Systems, Inc. (a)	39,700	5,166,161
Altium Ltd.	161,700	938,672
Autodesk, Inc. (a)	45,800	3,960,326
Blackline, Inc. (a)	37,470	1,115,107
Electronic Arts, Inc. (a)	43,300	3,876,216
ESI Group (a)	22,500	1,209,515
Gridsum Holding, Inc. — ADR (a)	127,351	1,692,495
Guidewire Software, Inc. (a)	29,000	1,633,570
HubSpot, Inc. (a)	36,500	2,210,075
Intuit, Inc.	15,400	1,786,246
Linx SA	277,100	1,469,322
Microsoft Corp.	296,100	19,501,146
Nintendo Co. Ltd.	22,700	5,267,283
Oracle Corp.	61,600	2,747,976
Proofpoint, Inc. (a)	32,410	2,410,008
PTC, Inc. (a)	40,900	2,149,295
salesforce.com, Inc. (a)	88,200	7,275,618
Snap, Inc., Class A (a)	117,261	2,641,890
Symantec Corp.	63,900	1,960,452
Take-Two Interactive Software, Inc. (a)	56,300	3,336,901
Xero Ltd. (a)	116,960	1,622,032
Zendesk, Inc. (a)	65,800	1,845,032

		80,896,072
Technology Hardware, Storage & Peripherals — 8.4%
Apple Inc.	158,159	22,721,122
Catcher Technology Co. Ltd.	360,000	3,557,910
Samsung Electronics Co. Ltd.	2,400	4,416,997

		30,696,029
Total Common Stocks — 95.0%		347,792,789

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	35

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Preferred Stocks	Shares	Value
Internet & Direct Marketing Retail — 0.5%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $1,018,150) (a)(c)	143	$1,264,267
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $396,249) (a)(c)	47	440,115

		1,704,382
Internet Software & Services — 2.5%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $2,000,004) (a)(c)	128,924	6,722,097
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $1,080,592) (a)(c)	39,400	1,506,262
Zuora, Inc. (Acquired 1/16/15, cost $1,006,815) (a)(c)	265,000	940,750

		9,169,109
Software — 1.1%
Illumio, Inc., Series C (Acquired 3/11/15, cost $499,995) (a)(c)	155,575	499,396
MongoDB, Series C (Acquired 12/19/13, cost $1,512,773) (a)(c)	60,303	1,369,481
MongoDB, Series D (Acquired 12/19/13, cost $470,592) (a)(c)	18,759	426,017
MongoDB, Series E (Acquired 12/19/13, cost $16,632) (a)(c)	663	15,057
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $1,500,011) (a)(c)	244,700	1,942,918

		4,252,869
Total Preferred Stocks — 4.1%		15,126,360
Total Long-Term Investments (Cost — $228,069,603) — 99.1%		362,919,149

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(e)	1,353,865	$1,353,865
SL Liquidity Series, LLC, Money Market Series, 1.11% (d)(e)(f)	1,231,370	1,231,493
Total Short-Term Securities (Cost — $2,585,340) — 0.7%		2,585,358

Total Investments Before Options Written (Cost — $230,654,943) — 99.8%		365,504,507

Options Written
(Premiums Received — $404,356) — (0.2)%		(546,625)
Total Investments Net of Options Written — 99.6%		364,957,882
Other Assets Less Liabilities — 0.4%		1,336,775

Net Assets — 100.0%		$366,294,657

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $15,126,360, representing 4.13% of its net assets as of period end, and an original cost $9,501,812.

(d)	During the six months ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,579,591	(225,726)	1,353,865	$1,353,865	$ 5,576		$ 9	—
SL Liquidity Series, LLC, Money Market Series	2,454,786	(1,223,416)	1,231,370	1,231,493	52,958	[2]	270	$18
Total				$2,585,358	$58,534		$279	$18

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

36	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,053,000	USD	1,298,612	Bank of New York Mellon	4/12/17	$21,059
SEK	16,625,500	USD	1,855,464	Barclays Bank PLC	4/12/17	961
SEK	12,957,894	USD	1,434,411	Citibank N.A.	4/12/17	12,484
USD	189,506	GBP	151,000	Barclays Bank PLC	4/12/17	266
USD	1,725,732	GBP	1,361,000	Goldman Sachs International	4/12/17	20,060
USD	71,271	GBP	57,000	Goldman Sachs International PLC	4/12/17	(165)
USD	11,191,065	HKD	86,732,400	Morgan Stanley & Co. International PLC	4/12/17	27,502
USD	1,643,012	NZD	2,346,000	Morgan Stanley & Co. International PLC	4/12/17	(1,040)
USD	1,297,273	SEK	11,600,385	Morgan Stanley & Co. International PLC	4/12/17	1,958
USD	3,566,120	ZAR	49,286,100	Northern Trust Corp.	4/12/17	(99,874)
Total						$(16,789)

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Electronic Arts, Inc.	Call	04/07/17	USD	86.50	49	$(15,631)
Momo, Inc.	Call	04/07/17	USD	33.50	90	(12,150)
Applied Materials, Inc.	Call	04/13/17	USD	37.50	234	(37,206)
PayPal Holdings, Inc.	Call	04/13/17	USD	43.00	8	(432)
Skyworks Solutions, Inc.	Call	04/13/17	USD	101.00	98	(6,370)
Coherent, Inc.	Call	04/20/17	USD	194.00	50	(65,471)
Applied Materials, Inc.	Call	04/21/17	USD	35.00	84	(33,600)
Intuit, Inc.	Call	04/21/17	USD	125.00	53	(530)
Momo, Inc.	Call	04/21/17	USD	35.00	90	(12,150)
PayPal Holdings, Inc.	Call	04/21/17	USD	43.00	7	(532)
Proofpoint, Inc.	Call	04/21/17	USD	85.00	49	(2,940)
Snap, Inc., Class A	Call	04/21/17	USD	22.00	51	(7,267)
Yandex N.V.	Call	04/21/17	USD	24.00	173	(3,893)
Mercadolibre, Inc.	Call	04/24/17	USD	199.00	27	(38,697)
Mercadolibre, Inc.	Call	04/24/17	USD	215.25	24	(9,092)
Amazon.com, Inc.	Call	04/28/17	USD	855.00	35	(156,100)
Electronic Arts, Inc.	Call	04/28/17	USD	89.50	37	(7,474)
PayPal Holdings, Inc.	Call	04/28/17	USD	42.50	200	(27,300)
Snap, Inc., Class A	Call	04/28/17	USD	23.50	205	(22,550)
PayPal Holdings, Inc.	Call	05/05/17	USD	43.50	19	(1,966)
Snap, Inc., Class A	Call	05/05/17	USD	27.00	77	(4,042)
Baidu, Inc.	Call	05/19/17	USD	180.00	26	(8,450)
Monolithic Power Systems, Inc.	Call	05/19/17	USD	95.00	52	(11,960)
Proofpoint, Inc.	Call	05/19/17	USD	85.00	64	(5,600)
Snap, Inc.	Call	05/19/17	USD	25.00	77	(10,010)
Yandex N.V.	Call	05/19/17	USD	25.00	174	(5,220)
Total						$(506,633)

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	37

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Xero Ltd.	Call	UBS AG	4/12/17	NZD	19.19	3,000	$(1,379)
Altium Ltd.	Call	UBS AG	4/18/17	AUD	7.52	30,500	(5,508)
Altium Ltd.	Call	Citibank N.A.	4/19/17	AUD	7.65	26,000	(3,393)
BlackLine, Inc.	Call	Barclays Bank PLC	4/28/17	USD	28.19	13,100	(25,586)
Xero Ltd.	Call	UBS AG	5/09/17	NZD	18.73	5,000	(4,126)
Total							$(39,992)

Transactions in Options Written for the Period Ended March 31, 2017

	Calls		Puts

	Contracts	Premiums Received	Contracts	Premiums Received

Outstanding options, beginning of period	147,249	$123,673	644	$45,729
Options written	332,230	1,860,022	3,642	69,825
Options exercised	(25)	(4,694)	(146)	(18,101)
Options expired	(143,307)	(158,228)	(3,945)	(70,591)
Options closed	(256,494)	(1,416,417)	(195)	(26,862)

Outstanding options, end of period	79,653	$404,356	—	—

As of period end, the value of portfolio securities subject to covered call options was $14,692,585.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$84,290	—	—	$84,290

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$101,079	—	—	$101,079
Options written	Options written at value	—	—	$546,625	—	—	—	546,625

Total		—	—	$546,625	$101,079	—	—	$647,704

For the six months ended March 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	—	—		$(530,662)	—	—	$ (530,662)
Options purchased[1]	—	—	$ 30,232	—	—	—	30,232
Options written	—	—	(533,104)	—	—	—	(533,104)

Total	—	—	$(502,872)	$(530,662)	—	—	$(1,033,534)

[1] Options purchased are included in the net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$342,694	—	—	$342,694
Options written	—	—	$(74,052)	—	—	—	(74,052)

Total	—	—	$(74,052)	$342,694	—	—	$268,642

See Notes to Financial Statements.

38	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$19,667,369
Average amounts sold — in USD	$4,348,742
Options:
Average value of option contracts written	$451,238

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$84,290	$101,079
Options	—	546,625

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$84,290	$647,704

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(506,633)

Total derivative assets and liabilities subject to an MNA	$84,290	$141,071

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivative Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of New York Mellon	$21,059	—	—	—	$21,059
Barclays Bank PLC	1,227	$(1,227)	—	—	—
Citibank N.A.	12,484	(3,393)	—	—	9,091
Goldman Sachs International	20,060	—	—	—	20,060
Morgan Stanley & Co. International PLC	29,460	(1,040)	—	—	28,420

Total	$84,290	$(5,660)	—	—	$78,630

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivative Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$25,586	$(1,227)	—	—	$24,359
Citibank N.A.	3,393	(3,393)	—	—	—
Goldman Sachs International PLC	165	—	—	—	165
Morgan Stanley & Co. International PLC	1,040	(1,040)	—	—	—
Northern Trust Corp.	99,874	—	—	—	99,874
UBS AG	11,013	—	—	$(200)	10,813

Total	$141,071	$(5,660)	—	$(200)	$135,211

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	39

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Communications Equipment	$5,543,317	$707,364	—	$6,250,681
Electronic Equipment, Instruments & Components	5,211,140	5,047,803	—	10,258,943
Household Durables	—	2,986,737	—	2,986,737
Internet & Direct Marketing Retail	27,032,304	—	—	27,032,304
Internet Software & Services	66,701,870	12,704,999	—	79,406,869
IT Services	29,185,362	—	—	29,185,362
Media	—	4,193,737	—	4,193,737
Semiconductors & Semiconductor Equipment	47,546,759	29,339,296	—	76,886,055
Software	73,068,085	7,827,987	—	80,896,072
Technology Hardware, Storage & Peripherals	22,721,122	7,974,907	—	30,696,029
Preferred Stocks:
Internet & Direct Marketing Retail	—	—	$1,704,382	1,704,382
Internet Software & Services	—	—	9,169,109	9,169,109
Software	—	—	4,252,869	4,252,869
Short-Term Securities	1,353,865	—	—	1,353,865

Subtotal	$278,363,824	$70,782,830	$15,126,360	$364,273,014

Investments Valued at NAV[1]				1,231,493

Total Investments				$365,504,507

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$84,290	—	$84,290
Liabilities:
Equity contracts	$(381,413)	(165,212)	—	(546,625)
Foreign currency exchange contracts	—	(101,079)	—	(101,079)

Total	$(381,413)	$(182,001)	—	$(563,414)

[1]	As of March 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]

Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2016	$46,974	$18,053,994	$18,100,968
Transfers into Level 3		—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1,2]	(46,974)	(2,927,634)	(2,974,608)
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of March 31, 2017	—	$15,126,360	$15,126,360

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[2]	$(46,974)	$(2,927,634)	$(2,974,608)

[1]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks[3]	$15,126,360	Market	Discount Rate[2]	25.00%	—
			Revenue Growth Rate[1]	23.00% - 83.00%	62.48%
			Revenue Growth Rate[1]	133.00% - 348.00%	201.91%
			Revenue Multiple[1]	4.50x - 12.75x	10.17x
			Revenue Multiple[1]	13.25x - 35.25x	30.63x
			Scenario Probability[1]	5% - 55%	28.37%
			Time to Exit[2]	1-3 years	—
			Volatility[1]	38.00%	—

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3]

For the period ended March 31, 2017, the valuation technique for investments classified as preferred stocks amounting to $1,704,382 changed to an Option Pricing Model. The investments were previously valued utilizing Probability-Weighted Expected Return Model. The change was due to consideration of liquidation preferences and exit strategy.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	41

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.5%
Triumph Group, Inc.	247,200	$6,365,400
Airlines — 0.8%
Southwest Airlines Co.	187,700	10,090,752
Auto Components — 1.9%
Delphi Automotive PLC	162,570	13,085,259
Lear Corp.	73,747	10,441,100

		23,526,359
Automobiles — 0.4%
Tesla Motors, Inc. (a)	15,410	4,288,603
Banks — 6.1%
Ameris Bancorp	178,000	8,205,800
BankUnited, Inc.	418,079	15,598,527
KeyCorp	561,400	9,981,692
Strategic Growth Bancorp (Acquired 3/10/14, cost $7,599,729) (a)(b)	610,420	6,110,304
SVB Financial Group (a)	79,300	14,756,937
Texas Capital Bancshares, Inc. (a)	106,700	8,904,115
Western Alliance Bancorp (a)	241,100	11,835,599

		75,392,974
Beverages — 1.4%
Constellation Brands, Inc., Class A	63,200	10,242,824
Monster Beverage Corp. (a)	149,100	6,883,947

		17,126,771
Biotechnology — 0.4%
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $1,815,300) (a)(b)	31,555,035	2,679,022
Sarepta Therapeutics, Inc. (a)	83,840	2,481,664

		5,160,686
Building Products — 1.5%
JELD-WEN Holding, Inc. (a)	258,918	8,505,456
Johnson Controls International PLC	233,400	9,830,808

		18,336,264
Capital Markets — 2.5%
E*TRADE Financial Corp. (a)	252,100	8,795,769
Hamilton Lane, Inc. (a)	494,481	9,231,960
Intercontinental Exchange, Inc.	220,500	13,201,335

		31,229,064
Chemicals — 5.0%
Axalta Coating Systems, Ltd. (a)	344,000	11,076,800
Eastman Chemical Co.	159,018	12,848,654
FMC Corp.	100,400	6,986,836
Mosaic Co.	340,600	9,938,708
Platform Specialty Products Corp. (a)	964,300	12,555,186
Potash Corp. of Saskatchewan, Inc.	496,900	8,487,052

		61,893,236
Commercial Services & Supplies — 0.5%
Advanced Disposal Services, Inc. (a)	275,530	6,226,978
Communications Equipment — 1.9%
Finisar Corp. (a)	290,400	7,939,536
Juniper Networks, Inc.	283,100	7,878,673
Quantenna Communications, Inc. (a)	345,371	7,194,078

		23,012,287
Construction & Engineering — 0.5%
KBR, Inc.	423,400	6,363,702
Construction Materials — 1.1%
Summit Materials, Inc., Class A	256,700	6,343,057

Common Stocks	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	57,200	$6,891,456

		13,234,513
Containers & Packaging — 1.6%
Crown Holdings, Inc. (a)	208,239	11,026,255
WestRock Co.	159,000	8,272,770

		19,299,025
Diversified Telecommunication Services — 0.7%
CenturyLink, Inc.	356,100	8,393,277
Electric Utilities — 1.7%
PPL Corp.	264,008	9,871,259
Xcel Energy, Inc.	243,453	10,821,486

		20,692,745
Electrical Equipment — 0.7%
Rockwell Automation, Inc.	57,800	9,000,038
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A (a)	157,081	11,179,455
Flex Ltd. (a)	485,800	8,161,440
Universal Display Corp.	138,813	11,951,799

		31,292,694
Energy Equipment & Services — 1.5%
Keane Group, Inc. (a)(c)	427,880	6,118,684
U.S. Silica Holdings, Inc.	82,400	3,954,376
Weatherford International PLC (a)	1,210,400	8,049,160

		18,122,220
Equity Real Estate Investment Trusts (REITs) — 5.8%
Equinix, Inc.	35,400	14,173,098
Equity Residential	97,350	6,057,117
Physicians Realty Trust	624,483	12,408,477
SBA Communications Corp. (a)	78,677	9,470,350
STAG Industrial, Inc.	396,735	9,926,310
VEREIT, Inc.	1,427,993	12,123,661
Weyerhaeuser Co.	213,585	7,257,618

		71,416,631
Food Products — 2.9%
AdvancePierre Foods Holdings, Inc.	550,270	17,151,916
Kellogg Co.	125,000	9,076,250
Pinnacle Foods, Inc.	167,002	9,664,406

		35,892,572
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp. (a)	384,920	9,572,960
CR Bard, Inc.	38,400	9,543,936
Hologic, Inc. (a)	176,400	7,505,820
Intuitive Surgical, Inc. (a)	8,750	6,706,613

		33,329,329
Health Care Providers & Services — 4.0%
Amedisys, Inc. (a)	129,000	6,590,610
Centene Corp. (a)	86,800	6,185,368
Cigna Corp.	47,158	6,908,175
DaVita, Inc. (a)	90,800	6,171,676
Humana, Inc.	44,782	9,231,362
Quest Diagnostics, Inc.	141,200	13,864,428

		48,951,619
Hotels, Restaurants & Leisure — 4.5%
Marriott International, Inc., Class A	85,200	8,024,136
MGM Resorts International	257,900	7,066,460
Panera Bread Co., Class A (a)	34,100	8,929,767

See Notes to Financial Statements.

42	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Penn National Gaming, Inc. (a)	523,800	$9,653,634
Wingstop, Inc. (a)	393,553	11,129,679
Wynn Resorts Ltd.	92,100	10,555,581

		55,359,257
Household Durables — 2.3%
DR Horton, Inc.	252,280	8,403,447
Newell Brands, Inc.	229,313	10,816,694
Whirlpool Corp.	53,600	9,183,288

		28,403,429
Independent Power and Renewable Electricity Producers — 0.9%
Dynegy, Inc. (a)	1,366,700	10,742,262
Industrial Conglomerates — 1.0%
Roper Technologies, Inc.	59,325	12,250,019
Insurance — 2.6%
Assured Guaranty Ltd.	227,631	8,447,386
Athene Holding Ltd., Class A (a)	142,332	7,115,177
Hartford Financial Services Group, Inc.	334,380	16,073,647

		31,636,210
Internet Software & Services — 1.2%
Alteryx, Inc. (a)(c)	142,848	2,232,714
Coupa Software, Inc. (a)(c)	133,389	3,388,081
Wix.com Ltd. (a)	134,200	9,112,180

		14,732,975
IT Services — 0.7%
Fidelity National Information Services, Inc.	115,485	9,194,916
Machinery — 3.4%
Dover Corp.	131,600	10,574,060
Snap-on, Inc.	51,243	8,643,157
Stanley Black & Decker, Inc.	99,655	13,241,160
Wabtec Corp.	116,095	9,055,410

		41,513,787
Marine — 0.3%
Diana Shipping, Inc. (a)(c)	851,582	3,934,309
Media — 1.4%
Nexstar Broadcasting Group, Inc.	181,188	12,710,338
Videocon d2h Ltd. — ADR (a)	435,222	5,005,053

		17,715,391
Metals & Mining — 1.0%
Alcoa Corp.	181,900	6,257,360
United States Steel Corp.	191,500	6,474,615

		12,731,975
Multiline Retail — 1.5%
Dollar General Corp.	145,700	10,159,661
Ollie’s Bargain Outlet Holdings, Inc. (a)	229,600	7,691,600

		17,851,261
Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	211,200	9,366,720
Oil, Gas & Consumable Fuels — 6.2%
Cabot Oil & Gas Corp.	393,900	9,418,149
Concho Resources, Inc. (a)	103,362	13,265,479
Diamondback Energy, Inc. (a)	137,500	14,260,813
Energen Corp. (a)	241,900	13,169,036
Pioneer Natural Resources Co.	78,300	14,581,809
RSP Permian, Inc. (a)	278,900	11,554,827

		76,250,113

Common Stocks	Shares	Value
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC (a)	40,300	$5,848,739
Zoetis, Inc.	97,400	5,198,238

		11,046,977
Professional Services — 0.5%
Equifax, Inc.	48,240	6,596,338
Real Estate Management & Development — 0.5%
Kennedy-Wilson Holdings, Inc.	284,915	6,325,113
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc. (a)	808,000	11,756,400
Broadcom Ltd.	44,041	9,643,217
Cirrus Logic, Inc. (a)	78,100	4,739,889
Lam Research Corp.	102,200	13,118,392
Maxim Integrated Products, Inc.	156,900	7,054,224
Mellanox Technologies Ltd. (a)	128,500	6,547,075
NXP Semiconductors NV (a)	93,051	9,630,779
Silicon Laboratories, Inc. (a)	157,600	11,591,480
Skyworks Solutions, Inc.	96,400	9,445,272
Tower Semiconductor, Ltd. (a)	350,100	8,069,805

		91,596,533
Software — 5.1%
Autodesk, Inc. (a)	127,600	11,033,572
Blackline, Inc. (a)	153,353	4,563,785
Electronic Arts, Inc. (a)	139,900	12,523,848
HubSpot, Inc. (a)	133,000	8,053,150
PTC, Inc. (a)	129,300	6,794,715
Snap, Inc., Class A (a)(c)	215,647	4,858,527
Splunk, Inc. (a)	86,300	5,375,627
Take-Two Interactive Software, Inc. (a)	151,900	9,003,113

		62,206,337
Specialty Retail — 3.3%
AutoZone, Inc. (a)	9,500	6,868,975
Best Buy Co., Inc.	133,194	6,546,485
Camping World Holdings, Inc., Class A	291,744	9,405,827
Ross Stores, Inc.	188,390	12,409,249
Urban Outfitters, Inc. (a)	225,200	5,350,752

		40,581,288
Textiles, Apparel & Luxury Goods — 0.7%
Sequential Brands Group, Inc. (a)(d)	2,321,200	9,029,468
Trading Companies & Distributors — 0.4%
Foundation Building Materials, Inc. (a)	283,360	4,525,259
Transportation Infrastructure — 0.9%
Macquarie Infrastructure Corp.	135,068	10,883,779
Total Common Stocks — 96.1%		1,183,111,455

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	43

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

Preferred Stocks	Shares	Value
Internet Software & Services — 1.7%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,217,971) (a)(b)	336,360	$17,537,810
Zuora, Inc. (Acquired 1/16/15, cost $3,742,311) (a)(b)	985,000	3,496,750

		21,034,560
Software — 1.2%
MongoDB, Series C (Acquired 12/19/13, cost $7,974,599) (a)(b)	317,888	7,219,237
MongoDB, Series D (Acquired 12/19/13, cost $2,480,798) (a)(b)	98,891	2,245,815
MongoDB, Series E (Acquired 12/19/13, cost $87,676) (a)(b)	3,495	79,371
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $4,300,011) (a)(b)	701,470	5,569,672

		15,114,095
Total Preferred Stocks — 2.9%		36,148,655
Total Long-Term Investments (Cost — $959,880,346) — 99.0%		1,219,260,110

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (e)(f)	14,500,405	$14,500,405
SL Liquidity Series, LLC, Money Market Series, 1.11% (e)(f)(g)	6,890,362	6,891,051
Total Short-Term Securities (Cost — $21,391,832) — 1.8%		21,391,456
Total Investments (Cost — $981,272,178) — 100.8%		1,240,651,566
Liabilities in Excess of Other Assets — (0.8)%		(9,300,967)

Net Assets — 100.0%		$1,231,350,599

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $44,937,981, representing 3.65% of its net assets as of period end, and an original cost of $33,218,395.

(c)	Security, or a portion of the security, is on loan.

(d)	During the six months ended March 31, 2017, investments in issuer that is affiliated person and/or related parties of the Fund, as applicable, were as follows:

Affiliated Persons and/or Related Parties[1]	Shares Held at September 30, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Realized Gain	Change in Unrealized Appreciation (Depreciation)
Sequential Brands Group, Inc.	2,321,200	—	—	2,321,200	$9,029,468	—	$(5,803,000)

[1]	No longer an affiliated company as of report date.

(e)	During the six months ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	37,581,914	(23,081,509)	14,500,405	$14,500,405	$24,660		$ 47	—
SL Liquidity Series, LLC, Money Market Series	3,097,601	3,792,761	6,890,362	6,891,051	141,757	[2]	586	$(377)
Total				$21,391,456	$166,417		$633	$(377)

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$6,365,400	—	—	$6,365,400
Airlines	10,090,752	—	—	10,090,752
Auto Components	23,526,359	—	—	23,526,359
Automobiles	4,288,603	—	—	4,288,603
Banks	69,282,670	—	$6,110,304	75,392,974
Beverages	17,126,771	—	—	17,126,771
Biotechnology	2,481,664	—	2,679,022	5,160,686
Building Products	18,336,264	—	—	18,336,264
Capital Markets	31,229,064	—	—	31,229,064
Chemicals	61,893,236	—	—	61,893,236
Commercial Services & Supplies	6,226,978	—	—	6,226,978
Communications Equipment	23,012,287	—	—	23,012,287
Construction & Engineering	6,363,702	—	—	6,363,702
Construction Materials	13,234,513	—	—	13,234,513
Containers & Packaging	19,299,025	—	—	19,299,025
Diversified Telecommunication Services	8,393,277	—	—	8,393,277
Electric Utilities	20,692,745	—	—	20,692,745
Electrical Equipment	9,000,038	—	—	9,000,038
Electronic Equipment, Instruments & Components	31,292,694	—	—	31,292,694
Energy Equipment & Services	18,122,220	—	—	18,122,220
Equity Real Estate Investment Trusts (REITs)	71,416,631	—	—	71,416,631
Food Products	35,892,572	—	—	35,892,572
Health Care Equipment & Supplies	33,329,329	—	—	33,329,329
Health Care Providers & Services	48,951,619	—	—	48,951,619
Hotels, Restaurants & Leisure	55,359,257	—	—	55,359,257
Household Durables	28,403,429	—	—	28,403,429
Independent Power and Renewable Electricity Producers	10,742,262	—	—	10,742,262
Industrial Conglomerates	12,250,019	—	—	12,250,019
Insurance	31,636,210	—	—	31,636,210
Internet Software & Services	14,732,975	—	—	14,732,975
IT Services	9,194,916	—	—	9,194,916
Machinery	41,513,787	—	—	41,513,787
Marine	3,934,309	—	—	3,934,309
Media	17,715,391	—	—	17,715,391
Metals & Mining	12,731,975	—	—	12,731,975
Multiline Retail	17,851,261	—	—	17,851,261
Multi-Utilities	9,366,720	—	—	9,366,720
Oil, Gas & Consumable Fuels	76,250,113	—	—	76,250,113
Pharmaceuticals	11,046,977	—	—	11,046,977
Professional Services	6,596,338	—	—	6,596,338
Real Estate Management & Development	6,325,113	—	—	6,325,113
Semiconductors & Semiconductor Equipment	91,596,533	—	—	91,596,533
Software	62,206,337	—	—	62,206,337
Specialty Retail	40,581,288	—	—	40,581,288
Textiles, Apparel & Luxury Goods	9,029,468	—	—	9,029,468
Trading Companies & Distributors	4,525,259	—	—	4,525,259
Transportation Infrastructure	10,883,779	—	—	10,883,779

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	45

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Preferred Stocks:
Internet Software & Services	—	—	$21,034,560	$21,034,560
Software	—	—	15,114,095	15,114,095
Short-Term Securities	$14,500,405	—	—	14,500,405

Subtotal	$1,188,822,534	—	$44,937,981	$1,233,760,515

Investments Valued at NAV[1]				6,891,051

Total Investments				$1,240,651,566

During the six months ended March 31, 2017, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2016	$8,157,645	$35,157,191	$43,314,836
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1,2]	631,681	991,464	1,623,145
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of March 31, 2017	$8,789,326	$36,148,655	$44,937,981

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 [2]	$631,681	$991,464	$1,623,145

[1]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$8,789,326	Market	Tangible Book Value Multiple[1]	1.80x	—
		Income	Discount Rate[2]	1.68%	—
			Time to Exit[2]	1-2 years	—
Preferred Stocks	36,148,655	Market	Discount Rate[2]	25.00%	—
			Revenue Growth Rate[1]	23.00% - 83.00%	66.91%
			Revenue Growth Rate[1]	133.00% - 187.00%	173.98%
			Revenue Multiple[1]	5.00x - 12.75x	10.23x
			Exit Scenario Probability[1]	5% - 50%	—
			Time to Exit[2]	1-3 years	—

Total	$44,937,981

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

See Notes to Financial Statements.

46	BLACKROCK FUNDS	MARCH 31, 2017

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)	BlackRock Global Opportunities Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock International Opportunities Portfolio	BlackRock Science & Technology Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio

Assets
Investments at value — unaffiliated[1,2]	$253,648,637	$5,286,476,624	$680,765,745	$362,919,149	$1,219,260,110
Investments at value — affiliated[3]	1,195,239	99,180,056	8,552,082	2,585,358	21,391,456
Cash	2,624	3,062	—	807	—
Cash pledged as collateral for OTC derivatives	—		—	200	—
Foreign currency at value[4]	35,953	565,036	172,645	2,171,827	—
Receivables:
Investments sold	375,996	31,078,597	2,680,616	130,617	—
Securities lending income — affiliated	2,075	4,334	—	7,991	13,007
Capital shares sold	238,860	10,292,252	462,683	1,354,368	1,307,609
Dividends — affiliated	308	26,158	1,388	1,201	4,796
Dividends — unaffiliated	490,168	5,317,516	3,250,020	221,168	1,054,668
From the Manager	23,642	—	52,166	—	140,413
Unrealized appreciation on forward foreign currency exchange contracts	510,543	—	3,807,616	84,290	—
Deferred offering costs	—	4,985	—	—	—
Prepaid expenses	38,407	125,921	43,122	63,234	63,914

Total assets	256,562,452	5,433,074,541	699,788,083	369,540,210	1,243,235,973

Liabilities
Cash collateral on securities loaned at value	1,048,523	2,858,476	—	1,231,205	6,891,626
Options written at value[5]	46,928	—	707	546,625	—
Payables:
Investments purchased	—	12,829,790	—	—	—
Capital shares redeemed	538,201	19,682,074	1,198,896	542,405	2,854,848
Deferred foreign capital gain tax	17,884	—	—	—	—
Investment advisory fees	185,174	3,144,857	529,984	283,598	959,783
Offering costs	—	20,414	—	—	—
Officer’s and Trustees’ fees	5,714	56,317	11,786	5,840	15,733
Options written	—	—	—	26,512	—
Other accrued expenses	260,382	2,637,284	594,052	376,334	837,137
Other affiliates	11,916	360,559	59,366	31,698	112,731
Service and distribution fees	70,364	1,449,995	133,377	100,257	213,516
Unrealized depreciation on forward foreign currency exchange contracts	199,202	—	1,559,212	101,079	—

Total liabilities	2,384,288	43,039,766	4,087,380	3,245,553	11,885,374

Net Assets	$254,178,164	$5,390,034,775	$695,700,703	$366,294,657	$1,231,350,599

Net Assets Consist of
Paid-in capital	$294,432,185	$3,912,974,614	$641,330,762	$228,296,818	$860,962,543
Accumulated (distributions in excess of) net investment income (loss)	(1,909,901)	(2,715,157)	(3,726,762)	(3,223,621)	(5,610,273)
Accumulated net realized gain (loss)	(77,329,526)	3,580,658	(17,508,868)	6,503,915	116,618,941
Net unrealized appreciation/(depreciation)	38,985,406	1,476,194,660	75,605,571	134,717,545	259,379,388

Net Assets	$254,178,164	$5,390,034,775	$695,700,703	$366,294,657	$1,231,350,599

[1] Investments at cost — unaffiliated	$214,987,162	$3,810,573,355	$607,427,982	$228,069,603	$959,880,346
[2] Securities loaned at value	$1,020,745	$2,775,000	—	$1,207,787	$6,770,237
[3] Investments at cost — affiliated	$1,195,247	$98,865,308	$8,552,082	$2,585,340	$21,391,832
[4] Foreign currency at cost	$35,768	$567,137	$171,849	$2,148,057	—
[5] Premiums received	$79,811	—	$54,398	$404,356	—

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	47

Statements of Assets and Liabilities (concluded)

March 31, 2017 (Unaudited)	BlackRock Global Opportunities Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock International Opportunities Portfolio	BlackRock Science & Technology Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio

NetAssetValue
Institutional
Net assets	$58,004,459	$1,811,031,555	$286,397,136	$96,757,067	$723,623,646

Shares outstanding[1]	3,843,052	35,243,339	8,790,161	4,611,051	18,856,479

Net asset value	$15.09	$51.39	$32.58	$20.98	$38.38

Service
Net assets	—	$29,751,099	$9,792,874	$2,330,705	$21,696,144

Shares outstanding[1]	—	603,246	314,279	116,392	600,614

Net asset value	—	$49.32	$31.16	$20.02	$36.12

Investor A
Net assets	$147,565,793	$2,362,920,870	$335,881,070	$189,892,784	$326,652,882

Shares outstanding[1]	9,864,969	48,085,728	10,929,767	9,676,463	9,366,431

Net asset value	$14.96	$49.14	$30.73	$19.62	$34.87

Investor B
Net assets	—	$2,686,887	$302,395	—	$1,775,784

Shares outstanding[1]	—	59,885	10,584	—	63,328

Net asset value	—	$44.87	$28.57	—	$28.04

Investor C
Net assets	$40,670,247	$1,005,118,287	$63,327,228	$69,263,851	$157,602,143

Shares outstanding[1]	2,816,565	22,969,537	2,293,009	4,064,629	5,619,389

Net asset value	$14.44	$43.76	$27.62	$17.04	$28.05

Class K
Net assets	—	$3,582,251	—	—	—

Shares outstanding[1]	—	69,647	—	—	—

Net asset value	—	$51.43	—	—	—

Class R
Net assets	$7,937,665	$174,943,826	—	$8,050,250	—

Shares outstanding[1]	532,120	3,619,997	—	405,397	—

Net asset value	$14.92	$48.33	—	$19.86	—

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	MARCH 31, 2017

Statements of Operations

Six Months Ended March 31, 2017 (Unaudited)	BlackRock Global Opportunities Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock International Opportunities Portfolio	BlackRock Science & Technology Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio

Investment Income
Dividends — unaffiliated	$2,257,883	$30,286,597	$7,622,710	$930,588	$2,087,419
Dividends — affiliated	2,149	181,136	13,999	5,576	24,660
Interest — unaffiliated	379	—	—	11	4
Securities lending — affiliated — net	2,174	224,800	1,637	52,958	141,757
Foreign taxes withheld	(95,431)	(110,235)	(519,868)	(27,564)	(7,454)

Total income	2,167,154	30,582,298	7,118,478	961,569	2,246,386

Expenses
Investment advisory	1,127,766	17,854,598	3,669,836	1,499,838	5,748,672
Service and distribution — class specific	410,605	8,662,960	804,424	555,556	1,293,596
Transfer agent — class specific	181,342	3,471,331	579,499	339,384	942,257
Administration	53,255	942,593	153,027	70,826	247,838
Administration — class specific	25,089	522,976	73,513	33,335	122,340
Accounting services	34,052	544,107	93,512	44,386	110,811
Professional	46,762	83,529	46,347	40,819	42,120
Registration	31,979	109,180	38,207	39,059	41,260
Custodian	23,514	105,970	49,427	18,839	29,841
Printing	13,792	89,405	31,339	13,812	35,509
Offering	—	29,234	—	—	—
Officer and Trustees	8,293	77,997	15,015	9,116	21,550
Miscellaneous	18,511	51,782	24,192	20,008	37,185
Recoupment of past waived and/or reimbursed fees — class specific	38	—	296	9,348	60

Total expenses	1,974,998	32,545,662	5,578,634	2,694,326	8,673,039
Less:
Fees waived by the Manager	(31,649)	(38,461)	(369,878)	(1,090)	(143,278)
Administration fees waived — class specific	(24,922)	—	(71,872)	(5,818)	(122,297)
Transfer agent fees waived — class specific	(4,816)	—	(9,527)	(724)	(11,803)
Transfer agent fees reimbursed — class specific	(137,795)	—	(265,030)	(432)	(806,245)

Total expenses	1,775,816	32,507,201	4,862,327	2,686,262	7,589,416

Net investment income (loss)	391,338	(1,924,903)	2,256,151	(1,724,693)	(5,343,030)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	13,666,377	62,375,792	7,602,732	10,769,822	118,784,283
Investments — affiliated	—	2,571	1,923	270	586
Capital gain distributions received from affiliated investment companies	20	526	6	9	47
Options written	30,281	—	46,271	(533,104)	—
Forward foreign currency exchange contracts	(252,159)	1,535,695	(1,956,966)	(530,662)	—
Foreign currency transactions	(36,219)	(23,383)	(484,739)	4,833	810

	13,408,300	63,891,201	5,209,227	9,711,168	118,785,726

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated[1]	412,479	145,204,373	(4,176,030)	26,051,472	(19,306,063)
Investments — affiliated	(8)	(596,005)	—	18	(5,803,377)
Options written	32,883	—	53,691	(74,052)	—
Forward foreign currency exchange contracts	343,227	377,817	2,714,339	342,694	—
Foreign currency translations	202	25,250	(33,823)	26,950	—

	788,783	145,011,435	(1,441,823)	26,347,082	(25,109,440)

Net realized and unrealized gain	14,197,083	208,902,636	3,767,404	36,058,250	93,676,286

Net Increase in Net Assets Resulting from Operations	$14,588,421	$206,977,733	$6,023,555	$34,333,557	$88,333,256

[1]	Net of ($17,884) foreign capital gain tax for BlackRock Global Opportunities Portfolio

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	49

Statements of Changes in Net Assets

	BlackRock Global Opportunities Portfolio		BlackRock Health Sciences Opportunities Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income (loss)	$391,338	$961,272	$(1,924,903)	$(6,361,958)
Net realized gain (loss)	13,408,300	(187,924)	63,891,201	194,132,675
Net change in unrealized appreciation (depreciation)	788,783	19,875,191	145,011,435	211,536,058

Net increase in net assets resulting from operations	14,588,421	20,648,539	206,977,733	399,306,775

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,054,891)	(619,605)	—	(22,298,254)
Service	—	—	—	(478,881)
Investor A	(2,580,871)	(899,321)	—	(37,514,609)
Investor B	—	—	—	(29,351)
Investor C	(407,243)	(16,130)	—	(11,253,614)
Class R	(106,996)	(2,834)	—	(1,841,924)
From net realized gain:
Institutional	—	—	(33,661,485)	(156,511,804)
Service	—	—	(712,180)	(3,892,637)
Investor A	—	—	(57,658,830)	(304,226,033)
Investor B	—	—	(108,850)	(1,169,065)
Investor C	—	—	(26,756,248)	(138,472,716)
Class K	—	—	(52,299)	—
Class R	—	—	(3,876,937)	(16,680,004)

Decrease in net assets resulting from distributions to shareholders	(4,150,001)	(1,537,890)	(122,826,829)	(694,368,892)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(14,197,723)	(33,305,733)	(283,529,356)	183,180,276

Net Assets
Total decrease in net assets	(3,759,303)	(14,195,084)	(199,378,452)	(111,881,841)
Beginning of period	257,937,467	272,132,551	5,589,413,227	5,701,295,068

End of period	$254,178,164	$257,937,467	$5,390,034,775	$5,589,413,227

Undistributed (distributions in excess of) net investment income (loss), end of period	$(1,909,901)	$1,848,762	$(2,715,157)	$(790,254)

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

50	BLACKROCK FUNDS	MARCH 31, 2017

Statements of Changes in Net Assets (concluded)

	BlackRock International Opportunities Portfolio		BlackRock Science & Technology Opportunities Portfolio		BlackRock U.S. Opportunities Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income (loss)	$2,256,151	$7,664,088	$(1,724,693)	$(2,545,994)	$(5,343,030)	$5,069,479
Net realized gain (loss)	5,209,227	16,357,683	9,711,168	8,027,532	118,785,726	86,456,826
Net change in unrealized appreciation (depreciation)	(1,441,823)	38,313,387	26,347,082	51,974,406	(25,109,440)	7,884,409

Net increase (decrease) in net assets resulting from operations	6,023,555	62,335,158	34,333,557	57,455,944	88,333,256	99,410,714

Distributions to Shareholders[1]
From net investment income:
Institutional	(13,567,444)	(830,904)	—	—	(4,121,145)	—
Service	(458,746)	—	—	—	(28,155)	—
Investor A	(15,878,274)	—	—	—	(643,713)	—
Investor B	(7,012)	—	—	—	—	—
Investor C	(2,588,535)	—	—	—	—	—
From net realized gain:
Institutional	—	—	(844,835)	—	(35,192,157)	(58,975,801)
Service	—	—	(25,487)	—	(1,287,453)	(2,251,232)
Investor A	—	—	(2,022,529)	—	(20,897,013)	(33,477,630)
Investor B	—	—	—	—	(219,183)	(648,243)
Investor C	—	—	(804,376)	—	(11,456,443)	(19,472,522)
Class R	—	—	(70,281)	—	—	—

Decrease in net assets resulting from distributions to shareholders	(32,500,011)	(830,904)	(3,767,508)	—	(73,845,262)	(114,825,428)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(72,278,020)	(224,401,652)	11,548,235	19,892,326	(48,804,914)	(124,502,959)

Net Assets
Total increase (decrease) in net assets	(98,754,476)	(162,897,398)	42,114,284	77,348,270	(34,316,920)	(139,917,673)
Beginning of period	794,455,179	957,352,577	324,180,373	246,832,103	1,265,667,519	1,405,585,192

End of period	$695,700,703	$794,455,179	$366,294,657	$324,180,373	$1,231,350,599	$1,265,667,519

Undistributed (distributions in excess of) net investment income (loss), end of period	$(3,726,762)	$26,517,098	$(3,223,621)	$(1,498,928)	$(5,610,273)	$4,525,770

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	51

Financial Highlights	BlackRock Global Opportunities Portfolio

	Institutional
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.50	$13.34	$14.19	$13.42	$11.11	$9.32

Net investment income[1]	0.05	0.09	0.09	0.12	0.10	0.14
Net realized and unrealized gain (loss)	0.83	1.18	(0.69)	0.65	2.36	1.67

Net increase (decrease) from investment operations	0.88	1.27	(0.60)	0.77	2.46	1.81

Distributions from net investment income[2]	(0.29)	(0.11)	(0.25)	—	(0.15)	(0.02)

Net asset value, end of period	$15.09	$14.50	$13.34	$14.19	$13.42	$11.11

Total Return[3]
Based on net asset value	6.17%[4]	9.60%	(4.28)%	5.74%	22.40%	19.45%

Ratios to Average Net Assets
Total expenses	1.22%[5]	1.21%	1.21%	1.20%	1.22%	1.25%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.06%[5]	1.06%	1.06%	1.06%	1.06%	1.06%

Net investment income	0.64%[5]	0.68%	0.62%	0.82%	0.83%	1.35%

Supplemental Data
Net assets, end of period (000)	$58,004	$52,490	$57,826	$61,601	$63,182	$54,448

Portfolio turnover rate	48%	67%	64%	99%	149%	122%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

52	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Global Opportunities Portfolio

	Investor A
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.35	$13.20	$14.04	$13.32	$11.02	$9.26

Net investment income[1]	0.03	0.06	0.05	0.08	0.07	0.11
Net realized and unrealized gain (loss)	0.83	1.16	(0.68)	0.64	2.35	1.66

Net increase (decrease) from investment operations	0.86	1.22	(0.63)	0.72	2.42	1.77

Distributions from net investment income[2]	(0.25)	(0.07)	(0.21)	—	(0.12)	(0.01)

Net asset value, end of period	$14.96	$14.35	$13.20	$14.04	$13.32	$11.02

Total Return[3]
Based on net asset value	6.08%[4]	9.30%	(4.55)%	5.41%	22.14%	19.16%

Ratios to Average Net Assets
Total expenses	1.50%[5]	1.49%	1.48%	1.46%	1.48%	1.52%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.33%[5]	1.33%	1.33%	1.33%	1.33%	1.33%

Net investment income	0.40%[5]	0.46%	0.35%	0.56%	0.56%	1.06%

Supplemental Data
Net assets, end of period (000)	$147,566	$153,886	$163,932	$191,653	$202,343	$195,961

Portfolio turnover rate	48%	67%	64%	99%	149%	122%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	53

Financial Highlights (continued)	BlackRock Global Opportunities Portfolio

	Investor C
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.81	$12.74	$13.54	$12.94	$10.71	$9.06

Net investment income (loss)[1]	(0.03)	(0.05)	(0.06)	(0.03)	(0.03)	0.03
Net realized and unrealized gain (loss)	0.79	1.12	(0.66)	0.63	2.28	1.62

Net increase (decrease) from investment operations	0.76	1.07	(0.72)	0.60	2.25	1.65

Distributions from net investment income[2]	(0.13)	(0.00)[3]	(0.08)	—	(0.02)	—

Net asset value, end of period	$14.44	$13.81	$12.74	$13.54	$12.94	$10.71

Total Return[4]
Based on net asset value	5.58%[5]	8.44%	(5.32)%	4.64%	21.07%	18.21%

Ratios to Average Net Assets
Total expenses	2.27%[6,7]	2.27%[6]	2.27%	2.24%	2.28%	2.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.14%[7]	2.14%	2.14%	2.14%	2.14%	2.14%

Net investment income (loss)	(0.40)%[7]	(0.35)%	(0.47)%	(0.25)%	(0.25)%	0.26%

Supplemental Data
Net assets, end of period (000)	$40,670	$43,218	$42,066	$51,845	$55,494	$54,332

Portfolio turnover rate	48%	67%	64%	99%	149%	122%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

[7]	Annualized.

See Notes to Financial Statements.

54	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (concluded)	BlackRock Global Opportunities Portfolio

	Class R
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.29	$13.12	$13.94	$13.28	$10.99	$9.26

Net investment income (loss)[1]	0.00 [2]	0.01	(0.01)	0.02	0.02	0.08
Net realized and unrealized gain (loss)	0.82	1.16	(0.68)	0.64	2.35	1.65

Net increase (decrease) from investment operations	0.82	1.17	(0.69)	0.66	2.37	1.73

Distributions from net investment income[3]	(0.19)	(0.00)[4]	(0.13)	—	(0.08)	(0.00)[4]

Net asset value, end of period	$14.92	$14.29	$13.12	$13.94	$13.28	$10.99

Total Return[5]
Based on net asset value	5.84%[6]	8.96%	(4.95)%	4.97%	21.71%	18.72%

Ratios to Average Net Assets
Total expenses	1.82%[7,8]	1.83%[7]	1.81%[7]	1.81%[7]	1.81%[9]	1.80%[9]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.72%[8]	1.72%	1.72%	1.72%	1.72%	1.65%

Net investment income (loss)	0.02%[8]	0.08%	(0.07)%	0.17%	0.18%	0.74%

Supplemental Data
Net assets, end of period (000)	$7,938	$8,343	$8,308	$12,483	$14,371	$14,704

Portfolio turnover rate	48%	67%	64%	99%	149%	122%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

[8]	Annualized.

[9]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2013 and September 30, 2012, the ratio would have been 1.80% and 1.79%, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	55

Financial Highlights	BlackRock Health Sciences Opportunities Portfolio

	Institutional
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$50.30	$52.51	$50.07	$43.24	$34.62	$28.77

Net investment income[1]	0.07	0.13	0.05	0.09	0.20	0.15
Net realized and unrealized gain	2.10	3.87	5.96	10.94	10.82	7.26

Net increase from investment operations	2.17	4.00	6.01	11.03	11.02	7.41

Distributions:[2]
From net investment income	—	(0.77)	(0.15)	(0.15)	(0.18)	—
From net realized gain	(1.08)	(5.44)	(3.42)	(4.05)	(2.22)	(1.56)

Total distributions	(1.08)	(6.21)	(3.57)	(4.20)	(2.40)	(1.56)

Net asset value, end of period	$51.39	$50.30	$52.51	$50.07	$43.24	$34.62

Total Return[3]
Based on net asset value	4.55%[4]	7.99%	12.25%	27.74%	34.07%	27.06%

Ratios to Average Net Assets
Total expenses	0.90%[5]	0.90%[6]	0.88%	0.91%	0.94%	0.98%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.90%[5]	0.90%[6]	0.88%	0.91%	0.94%	0.98%

Net investment income	0.29%[5]	0.25%[6]	0.09%	0.20%	0.54%	0.47%

Supplemental Data
Net assets, end of period (000)	$1,811,032	$1,544,880	$1,513,269	$1,141,938	$748,148	$473,193

Portfolio turnover rate	21%	50%	50%	57%	94%	135%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

56	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Health Sciences Opportunities Portfolio

	Service
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$48.39	$50.77	$48.51	$42.02	$33.72	$28.05

Net investment income (loss)[1]	0.00 [2]	(0.01)	(0.10)	(0.04)	0.09	0.05
Net realized and unrealized gain	2.01	3.74	5.79	10.61	10.53	7.10

Net increase from investment operations	2.01	3.73	5.69	10.57	10.62	7.15

Distributions:[3]
From net investment income	—	(0.67)	(0.01)	(0.03)	(0.10)	—
From net realized gain	(1.08)	(5.44)	(3.42)	(4.05)	(2.22)	(1.48)

Total distributions	(1.08)	(6.11)	(3.43)	(4.08)	(2.32)	(1.48)

Net asset value, end of period	$49.32	$48.39	$50.77	$48.51	$42.02	$33.72

Total Return[4]
Based on net asset value	4.39%[5]	7.69%	11.95%	27.36%	33.68%	26.73%

Ratios to Average Net Assets
Total expenses	1.17%[6]	1.17%[7]	1.16%	1.21%	1.23%	1.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.17%[6]	1.17%[7]	1.15%	1.20%	1.23%	1.28%

Net investment income (loss)	0.00%[6,8]	(0.03)%[7]	(0.19)%	(0.08)%	0.25%	0.18%

Supplemental Data
Net assets, end of period (000)	$29,751	$31,917	$35,583	$30,139	$23,035	$14,921

Portfolio turnover rate	21%	50%	50%	57%	94%	135%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[8]	Less than 0.01%.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	57

Financial Highlights (continued)	BlackRock Health Sciences Opportunities Portfolio

	Investor A
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$48.22	$50.61	$48.38	$41.92	$33.64	$28.00

Net investment income (loss)[1]	(0.00)[2]	(0.01)	(0.10)	(0.03)	0.09	0.05
Net realized and unrealized gain	2.00	3.73	5.77	10.57	10.51	7.07

Net increase from investment operations	2.00	3.72	5.67	10.54	10.60	7.12

Distributions:[3]
From net investment income	—	(0.67)	(0.02)	(0.03)	(0.10)	—
From net realized gain	(1.08)	(5.44)	(3.42)	(4.05)	(2.22)	(1.48)

Total distributions	(1.08)	(6.11)	(3.44)	(4.08)	(2.32)	(1.48)

Net asset value, end of period	$49.14	$48.22	$50.61	$48.38	$41.92	$33.64

Total Return[4]
Based on net asset value	4.39%[5]	7.70%	11.94%	27.37%	33.73%	26.68%

Ratios to Average Net Assets
Total expenses	1.17%[6]	1.18%[7]	1.16%	1.19%	1.22%	1.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.17%[6]	1.18%[7]	1.15%	1.19%	1.21%	1.28%

Net investment income (loss)	(0.01)%[6]	(0.03)%[7]	(0.19)%	(0.07)%	0.26%	0.17%

Supplemental Data
Net assets, end of period (000)	$2,362,921	$2,701,948	$2,827,428	$2,051,816	$1,641,026	$1,018,429

Portfolio turnover rate	21%	50%	50%	57%	94%	135%

[1]	Based on average shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

58	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Health Sciences Opportunities Portfolio

	Investor B
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$44.33	$46.82	$44.84	$38.99	$31.46	$26.26

Net investment loss[1]	(0.20)	(0.37)	(0.48)	(0.34)	(0.17)	(0.17)
Net realized and unrealized gain	1.82	3.46	5.37	9.83	9.79	6.63

Net increase from investment operations	1.62	3.09	4.89	9.49	9.62	6.46

Distributions:[2]
From net investment income	—	(0.14)	—	—	—	—
From net realized gain	(1.08)	(5.44)	(2.91)	(3.64)	(2.09)	(1.26)

Total distributions	(1.08)	(5.58)	(2.91)	(3.64)	(2.09)	(1.26)

Net asset value, end of period	$44.87	$44.33	$46.82	$44.84	$38.99	$31.46

Total Return[3]
Based on net asset value	3.91%[4]	6.85%	11.06%	26.40%	32.63%	25.70%

Ratios to Average Net Assets
Total expenses	2.09%[5]	1.98%[6]	1.95%	1.98%	2.02%	2.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.08%[5]	1.98%[6]	1.95%	1.98%	2.02%	2.07%

Net investment loss	(0.96)%[5]	(0.85)%[6]	(0.98)%	(0.85)%	(0.51)%	(0.59)%

Supplemental Data
Net assets, end of period (000)	$2,687	$5,482	$11,016	$23,321	$39,048	$40,452

Portfolio turnover rate	21%	50%	50%	57%	94%	135%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	59

Financial Highlights (continued)	BlackRock Health Sciences Opportunities Portfolio

	Investor C
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$43.22	$46.05	$44.36	$38.77	$31.34	$26.18

Net investment loss[1]	(0.15)	(0.32)	(0.45)	(0.32)	(0.16)	(0.16)
Net realized and unrealized gain	1.77	3.37	5.31	9.74	9.74	6.62

Net increase from investment operations	1.62	3.05	4.86	9.42	9.58	6.46

Distributions:[2]
From net investment income	—	(0.44)	—	—	(0.00)[3]	—
From net realized gain	(1.08)	(5.44)	(3.17)	(3.83)	(2.15)	(1.30)

Total distributions	(1.08)	(5.88)	(3.17)	(3.83)	(2.15)	(1.30)

Net asset value, end of period	$43.76	$43.22	$46.05	$44.36	$38.77	$31.34

Total Return[4]
Based on net asset value	4.01%[5]	6.92%	11.14%	26.46%	32.71%	25.80%

Ratios to Average Net Assets
Total expenses	1.90%[6]	1.90%[7]	1.88%	1.91%	1.95%	2.01%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.90%[6]	1.90%[7]	1.87%	1.91%	1.95%	2.01%

Net investment loss	(0.74)%[6]	(0.75)%[7]	(0.90)%	(0.80)%	(0.48)%	(0.55)%

Supplemental Data
Net assets, end of period (000)	$1,005,118	$1,130,051	$1,167,437	$822,928	$596,123	$384,910

Portfolio turnover rate	21%	50%	50%	57%	94%	135%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

60	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Health Sciences Opportunities Portfolio

	Class K
	Six Months Ended March 31, 2017 (Unaudited)	Period June 8, 2016[1] to September 30, 2016

Per Share Operating Performance
Net asset value, beginning of period	$50.32	$49.82

Net investment income[2]	0.10	0.09
Net realized and unrealized gain	2.09	0.41

Net increase from investment operations	2.19	0.50

Distributions from net realized gain[3]	(1.08)	—

Net asset value, end of period	$51.43	$50.32

Total Return[4]
Based on net asset value	4.59%[5]	1.00%[5]

Ratios to Average Net Assets
Total expenses	0.78%[6]	0.82%[6,7]

Total expenses after fees waived and/or reimbursed	0.78%[6]	0.82%[6,7]

Net investment income	0.41%[6]	0.54%[6,7]

Supplemental Data
Net assets, end of period (000)	$3,582	$2,495

Portfolio turnover rate	21%	50%[8]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[8]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	61

Financial Highlights (concluded)	BlackRock Health Sciences Opportunities Portfolio

	Class R
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$47.51	$50.04	$47.94	$41.62	$33.46	$28.00

Net investment loss[1]	(0.07)	(0.17)	(0.26)	(0.17)	(0.03)	(0.07)
Net realized and unrealized gain	1.97	3.68	5.72	10.52	10.43	7.05

Net increase from investment operations	1.90	3.51	5.46	10.35	10.40	6.98

Distributions:[2]
From net investment income	—	(0.60)	—	—	(0.02)	—
From net realized gain	(1.08)	(5.44)	(3.36)	(4.03)	(2.22)	(1.52)

Total distributions	(1.08)	(6.04)	(3.36)	(4.03)	(2.24)	(1.52)

Net asset value, end of period	$48.33	$47.51	$50.04	$47.94	$41.62	$33.46

Total Return[3]
Based on net asset value	4.24%[4]	7.33%	11.59%	27.05%	33.21%	26.17%

Ratios to Average Net Assets
Total expenses	1.49%[5]	1.51%[6]	1.46%	1.49%	1.55%[7]	1.70%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.49%[5]	1.51%[6]	1.45%	1.49%	1.55%	1.68%

Net investment loss	(0.32)%[5]	(0.35)%[6]	(0.48)%	(0.38)%	(0.09)%	(0.24)%

Supplemental Data
Net assets, end of period (000)	$174,944	$172,640	$146,562	$74,611	$31,319	$14,613

Portfolio turnover rate	21%	50%	50%	57%	94%	135%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[7]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2013 the ratio would have been 1.54%.

See Notes to Financial Statements.

62	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights	BlackRock International Opportunities Portfolio

	Institutional
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$33.58	$31.10	$38.51	$38.58	$32.82	$28.37

Net investment income[1]	0.14	0.36	0.27	0.48	0.48	0.56
Net realized and unrealized gain (loss)	0.33	2.18	(3.05)	(0.38)	5.84	4.49

Net increase (decrease) from investment operations	0.47	2.54	(2.78)	0.10	6.32	5.05

Distributions:[2]
From net investment income	(1.47)	(0.06)	(0.92)	(0.07)	(0.56)	(0.60)
From net realized gain	—	—	(3.71)	(0.10)	—	—

Total distributions	(1.47)	(0.06)	(4.63)	(0.17)	(0.56)	(0.60)

Net asset value, end of period	$32.58	$33.58	$31.10	$38.51	$38.58	$32.82

Total Return[3]
Based on net asset value	1.57%[4]	8.20%	(7.60)%	0.25%	19.50%	18.08%

Ratios to Average Net Assets
Total expenses	1.26%[5,6]	1.26%[5,7]	1.27%	1.22%	1.23%	1.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.06%[6]	1.06%[7]	1.14%	1.19%	1.23%	1.29%

Net investment income	0.89%[6]	1.15%[7]	0.77%	1.19%	1.34%	1.83%

Supplemental Data
Net assets, end of period (000)	$286,397	$353,512	$424,099	$730,062	$775,659	$798,205

Portfolio turnover rate	42%	47%	66%	138%	157%	99%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	63

Financial Highlights (continued)	BlackRock International Opportunities Portfolio

	Service
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$32.05	$29.72	$37.01	$37.16	$31.62	$27.34

Net investment income[1]	0.08	0.23	0.17	0.34	0.26	0.39
Net realized and unrealized gain (loss)	0.33	2.10	(2.93)	(0.34)	5.67	4.33

Net increase (decrease) from investment operations	0.41	2.33	(2.76)	0.00	5.93	4.72

Distributions:[2]
From net investment income	(1.30)	—	(0.82)	(0.05)	(0.39)	(0.44)
From net realized gain	—	—	(3.71)	(0.10)	—	—

Total distributions	(1.30)	—	(4.53)	(0.15)	(0.39)	(0.44)

Net asset value, end of period	$31.16	$32.05	$29.72	$37.01	$37.16	$31.62

Total Return[3]
Based on net asset value	1.41%[4]	7.84%	(7.86)%	(0.03)%	18.93%	17.48%

Ratios to Average Net Assets
Total expenses	1.50%[5,6]	1.54%[7,8]	1.53%[5]	1.51%[5]	1.71%[8]	1.90%[5]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.39%[6]	1.38%[7]	1.42%	1.48%	1.71%	1.80%

Net investment income	0.54%[6]	0.76%[7]	0.51%	0.87%	0.76%	1.31%

Supplemental Data
Net assets, end of period (000)	$9,793	$12,706	$19,269	$30,049	$40,885	$47,598

Portfolio turnover rate	42%	47%	66%	138%	157%	99%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[8]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2016 and September 30, 2013, the ratio would have been 1.53% and 1.60%, respectively.

See Notes to Financial Statements.

64	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock International Opportunities Portfolio

	Investor A
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$31.68	$29.38	$36.64	$36.80	$31.33	$27.10

Net investment income[1]	0.08	0.24	0.15	0.33	0.35	0.45
Net realized and unrealized gain (loss)	0.32	2.06	(2.88)	(0.34)	5.59	4.30

Net increase (decrease) from investment operations	0.40	2.30	(2.73)	(0.01)	5.94	4.75

Distributions:[2]
From net investment income	(1.35)	—	(0.82)	(0.05)	(0.47)	(0.52)
From net realized gain	—	—	(3.71)	(0.10)	—	—

Total distributions	(1.35)	—	(4.53)	(0.15)	(0.47)	(0.52)

Net asset value, end of period	$30.73	$31.68	$29.38	$36.64	$36.80	$31.33

Total Return[3]
Based on net asset value	1.40%[4]	7.83%	(7.87)%	(0.06)%	19.16%	17.74%

Ratios to Average Net Assets
Total expenses	1.58%[5,6]	1.57%[5,7]	1.58%[5]	1.53%	1.52%	1.57%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.39%[6]	1.39%[7]	1.46%	1.50%	1.52%	1.57%

Net investment income	0.55%[6]	0.81%[7]	0.44%	0.86%	1.02%	1.52%

Supplemental Data
Net assets, end of period (000)	$335,881	$350,855	$415,805	$662,683	$753,074	$692,445

Portfolio turnover rate	42%	47%	66%	138%	157%	99%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios for the years ended September 30, 2015, September 30, 2016 and the period ended March 31, 2017.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	65

Financial Highlights (continued)	BlackRock International Opportunities Portfolio

	Investor B
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$28.72	$26.87	$33.89	$34.27	$29.15	$25.18

Net investment income (loss)[1]	(0.05)	(0.05)	(0.12)	(0.04)	0.02	0.16
Net realized and unrealized gain (loss)	0.31	1.90	(2.64)	(0.24)	5.25	4.03

Net increase (decrease) from investment operations	0.26	1.85	(2.76)	(0.28)	5.27	4.19

Distributions:[2]
From net investment income	(0.41)	—	(0.55)	—	(0.15)	(0.22)
From net realized gain	—	—	(3.71)	(0.10)	—	—

Total distributions	(0.41)	—	(4.26)	(0.10)	(0.15)	(0.22)

Net asset value, end of period	$28.57	$28.72	$26.87	$33.89	$34.27	$29.15

Total Return[3]
Based on net asset value	0.96%[4]	6.88%	(8.65)%	(0.84)%	18.15%	16.72%

Ratios to Average Net Assets
Total expenses	2.72%[5,6]	2.58%[7,8]	2.48%	2.39%	2.40%	2.41%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.25%[6]	2.26%[7]	2.31%	2.29%	2.40%	2.41%

Net investment income (loss)	(0.37)%[6]	(0.17)%[7]	(0.38)%	(0.12)%	0.06%	0.60%

Supplemental Data
Net assets, end of period (000)	$302	$751	$1,845	$3,058	$6,507	$10,813

Portfolio turnover rate	42%	47%	66%	138%	157%	99%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[8]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2016 the ratio would have been 2.57%.

See Notes to Financial Statements.

66	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (concluded)	BlackRock International Opportunities Portfolio

	Investor C
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$28.39	$26.52	$33.56	$33.93	$28.91	$24.98

Net investment income (loss)[1]	(0.03)	0.02	(0.07)	0.04	0.07	0.20
Net realized and unrealized gain (loss)	0.29	1.85	(2.63)	(0.31)	5.17	3.98

Net increase (decrease) from investment operations	0.26	1.87	(2.70)	(0.27)	5.24	4.18

Distributions:[2]
From net investment income	(1.03)	—	(0.63)	—	(0.22)	(0.25)
From net realized gain	—	—	(3.71)	(0.10)	—	—

Total distributions	(1.03)	—	(4.34)	(0.10)	(0.22)	(0.25)

Net asset value, end of period	$27.62	$28.39	$26.52	$33.56	$33.93	$28.91

Total Return[3]
Based on net asset value	1.04%[4]	7.05%	(8.56)%	(0.82)%	18.25%	16.83%

Ratios to Average Net Assets
Total expenses	2.35%[5,6]	2.35%[5,7]	2.32%	2.27%	2.30%	2.34%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.13%[6]	2.13%[7]	2.20%	2.23%	2.30%	2.34%

Net investment income (loss)	(0.21)%[6]	0.07%[7]	(0.24)%	0.11%	0.24%	0.73%

Supplemental Data
Net assets, end of period (000)	$63,327	$76,630	$96,334	$134,821	$148,136	$148,910

Portfolio turnover rate	42%	47%	66%	138%	157%	99%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	67

Financial Highlights	BlackRock Science & Technology Opportunities Portfolio

	Institutional
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$19.18	$15.61	$14.37	$12.27	$10.01	$8.61

Net investment loss[1]	(0.06)	(0.08)	(0.09)	(0.10)	(0.03)	(0.06)
Net realized and unrealized gain	2.06	3.65	1.33	2.20	2.29	1.46

Net increase from investment operations	2.00	3.57	1.24	2.10	2.26	1.40

Distributions from net realized gain	(0.20)	—	—	—	—	—

Net asset value, end of period	$20.98	$19.18	$15.61	$14.37	$12.27	$10.01

Total Return[2]
Based on net asset value	10.98%[3]	22.87%	8.63%	17.11%	22.58%	16.26%

Ratios to Average Net Assets
Total expenses	1.24%[4]	1.27%	1.31%[5]	1.36%	1.50%[6]	1.45%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.22%[4]	1.23%	1.27%	1.29%	1.36%	1.39%

Net investment loss	(0.65)%[4]	(0.49)%	(0.58)%	(0.74)%	(0.34)%	(0.63)%

Supplemental Data
Net assets, end of period (000)	$96,757	$78,179	$57,306	$53,922	$36,218	$34,022

Portfolio turnover rate	31%	84%	78%	99%	86%	320%

[1]	Based on average shares outstanding.

[2]	Where applicable, assumes the reinvestment of distributions.

[3]	Aggregate total return.

[4]	Annualized.

[5]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

[6]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2013 and September 30, 2012, the ratio would have been 1.49% and 1.44%, respectively.

See Notes to Financial Statements.

68	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Science & Technology Opportunities Portfolio

	Service
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$18.34	$14.96	$13.80	$11.81	$9.66	$8.32

Net investment loss[1]	(0.08)	(0.12)	(0.12)	(0.13)	(0.05)	(0.08)
Net realized and unrealized gain	1.96	3.50	1.28	2.12	2.20	1.42

Net increase from investment operations	1.88	3.38	1.16	1.99	2.15	1.34

Distributions from net realized gain	(0.20)	—	—	—	—	—

Net asset value, end of period	$20.02	$18.34	$14.96	$13.80	$11.81	$9.66

Total Return[2]
Based on net asset value	10.40%[3]	22.59%	8.41%	16.85%	22.26%	16.11%

Ratios to Average Net Assets
Total expenses	1.49%[4]	1.49%	1.48%[5]	1.50%	1.56%[6]	1.57%[5]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.49%[4]	1.49%	1.48%	1.46%	1.56%	1.57%

Net investment loss	(0.91)%[4]	(0.74)%	(0.77)%	(0.93)%	(0.54)%	(0.81)%

Supplemental Data
Net assets, end of period (000)	$2,331	$2,583	$1,527	$1,297	$869	$944

Portfolio turnover rate	31%	84%	78%	99%	86%	320%

[1]	Based on average shares outstanding.

[2]	Where applicable, assumes the reinvestment of distributions.

[3]	Aggregate total return.

[4]	Annualized.

[5]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2015 and September 30, 2012, the ratio would have been 1.45% and 1.56%, respectively.

[6]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	69

Financial Highlights (continued)	BlackRock Science & Technology Opportunities Portfolio

	Investor A
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$17.98	$14.68	$13.55	$11.61	$9.51	$8.21

Net investment loss[1]	(0.09)	(0.13)	(0.13)	(0.14)	(0.06)	(0.09)
Net realized and unrealized gain	1.93	3.43	1.26	2.08	2.16	1.39

Net increase from investment operations	1.84	3.30	1.13	1.94	2.10	1.30

Distributions from net realized gain	(0.20)	—	—	—	—	—

Net asset value, end of period	$19.62	$17.98	$14.68	$13.55	$11.61	$9.51

Total Return[2]
Based on net asset value	10.38%[3]	22.48%	8.34%	16.71%	22.08%	15.84%

Ratios to Average Net Assets
Total expenses	1.53%[4,5]	1.56%[4]	1.60%[4]	1.64%[4]	1.72%[6]	1.72%[4]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.53%[5]	1.55%	1.59%	1.61%	1.70%	1.71%

Net investment loss	(0.96)%[5]	(0.81)%	(0.90)%	(1.07)%	(0.67)%	(0.95)%

Supplemental Data
Net assets, end of period (000)	$189,893	$180,658	$140,951	$118,814	$97,437	$106,466

Portfolio turnover rate	31%	84%	78%	99%	86%	320%

[1]	Based on average shares outstanding.

[2]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[3]	Aggregate total return.

[4]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2012
Expense ratios	1.52%	1.55%	1.57%	1.63%	1.70%

[5]	Annualized.

[6]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See Notes to Financial Statements.

70	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock Science & Technology Opportunities Portfolio

	Investor C
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.70	$12.92	$12.03	$10.39	$8.58	$7.47

Net investment loss[1]	(0.14)	(0.22)	(0.23)	(0.22)	(0.14)	(0.15)
Net realized and unrealized gain	1.68	3.00	1.12	1.86	1.95	1.26

Net increase from investment operations	1.54	2.78	0.89	1.64	1.81	1.11

Distributions from net realized gain	(0.20)	—	—	—	—	—

Net asset value, end of period	$17.04	$15.70	$12.92	$12.03	$10.39	$8.58

Total Return[2]
Based on net asset value	9.98%[3]	21.52%	7.40%	15.78%	21.10%	14.86%

Ratios to Average Net Assets
Total expenses	2.30%[4,5]	2.35%[4]	2.40%[6]	2.46%[6]	2.58%[4]	2.60%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	2.29%[5]	2.35%	2.40%	2.44%	2.57%	2.60%

Net investment loss	(1.72)%[5]	(1.61)%	(1.71)%	(1.90)%	(1.56)%	(1.84)%

Supplemental Data
Net assets, end of period (000)	$69,264	$56,707	$41,989	$32,194	$28,234	$26,543

Portfolio turnover rate	31%	84%	78%	99%	86%	320%

[1]	Based on average shares outstanding.

[2]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[3]	Aggregate total return.

[4]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

[5]	Annualized.

[6]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Year Ended September 30,
	2015	2014	2012
Expense ratios	2.39%	2.45%	2.59%

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	71

Financial Highlights (concluded)	BlackRock Science & Technology Opportunities Portfolio

	Class R
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$18.21	$14.92	$13.81	$11.86	$9.74	$8.43

Net investment loss[1]	(0.11)	(0.17)	(0.18)	(0.18)	(0.09)	(0.12)
Net realized and unrealized gain	1.96	3.46	1.29	2.13	2.21	1.43

Net increase from investment operations	1.85	3.29	1.11	1.95	2.12	1.31

Distributions from net realized gain	(0.20)	—	—	—	—	—

Net asset value, end of period	$19.86	$18.21	$14.92	$13.81	$11.86	$9.74

Total Return[2]
Based on net asset value	10.31%[3]	22.05%	8.04%	16.44%	21.77%	15.54%

Ratios to Average Net Assets
Total expenses	1.82%[4,5]	1.85%[4]	1.86%[4]	1.91%[4]	1.97%[6]	2.00%[4]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.82%[5]	1.83%	1.85%	1.89%	1.93%	1.99%

Net investment loss	(1.24)%[5]	(1.09)%	(1.16)%	(1.35)%	(0.92)%	(1.23)%

Supplemental Data
Net assets, end of period (000)	$8,050	$6,054	$5,060	$4,195	$4,555	$4,329

Portfolio turnover rate	31%	84%	78%	99%	86%	320%

[1]	Based on average shares outstanding.

[2]	Where applicable, assumes the reinvestment of distributions.

[3]	Aggregate total return.

[4]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2012
Expense ratios	1.81%	1.84%	1.83%	1.89%	1.99%

[5]	Annualized.

[6]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See Notes to Financial Statements.

72	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights	BlackRock U.S. Opportunities Portfolio

	Institutional
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$37.84	$37.71	$42.91	$45.82	$36.42	$33.86

Net investment income (loss)[1]	(0.13)	0.24	0.09	(0.07)	0.11	0.19
Net realized and unrealized gain	2.89	2.81	0.89	6.49	10.41	6.31

Net increase from investment operations	2.76	3.05	0.98	6.42	10.52	6.50

Distributions:[2]
From net investment income	(0.23)	—	—	—	(0.33)	—
From net realized gains	(1.99)	(2.92)	(6.18)	(9.33)	(0.79)	(3.94)

Total distributions	(2.22)	(2.92)	(6.18)	(9.33)	(1.12)	(3.94)

Net asset value, end of period	$38.38	$37.84	$37.71	$42.91	$45.82	$36.42

Total Return[3]
Based on net asset value	7.68%[4]	8.64%	2.21%	16.28%	29.79%	20.40%

Ratios to Average Net Assets
Total expenses	1.21%[5]	1.19%[6]	1.33%	1.34%[7]	1.37%	1.30%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.01%[5]	0.91%[6]	0.91%	0.94%	1.01%	1.03%

Net investment income (loss)	(0.69)%[5]	0.67%[6]	0.22%	(0.17)%	0.28%	0.52%

Supplemental Data
Net assets, end of period (000)	$723,624	$686,845	$768,068	$732,297	$676,540	$1,294,928

Portfolio turnover rate	46%	72%	64%	66%	82%	106%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[7]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	73

Financial Highlights (continued)	BlackRock U.S. Opportunities Portfolio

	Service
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$35.61	$35.80	$40.51	$43.72	$34.71	$32.44

Net investment income (loss)[1]	(0.16)	0.09	(0.11)	(0.23)	(0.09)	0.02
Net realized and unrealized gain	2.70	2.64	0.89	6.16	9.98	6.03

Net increase from investment operations	2.54	2.73	0.78	5.93	9.89	6.05

Distributions:[2]
From net investment income	(0.04)	—	—	—	(0.09)	—
From net realized gains	(1.99)	(2.92)	(5.49)	(9.14)	(0.79)	(3.78)

Total distributions	(2.03)	(2.92)	(5.49)	(9.14)	(0.88)	(3.78)

Net asset value, end of period	$36.12	$35.61	$35.80	$40.51	$43.72	$34.71

Total Return[3]
Based on net asset value	7.51%[4]	8.18%	1.80%	15.82%	29.26%	19.80%

Ratios to Average Net Assets
Total expenses	1.37%[5,6]	1.43%[7,8]	1.68%[7]	1.59%[9]	1.61%	1.62%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.31%[6]	1.31%[8]	1.31%	1.34%	1.45%	1.51%

Net investment income (loss)	(0.91)%[6]	0.27%[8]	(0.28)%	(0.57)%	(0.22)%	0.05%

Supplemental Data
Net assets, end of period (000)	$21,696	$24,305	$27,489	$140,498	$155,414	$159,939

Portfolio turnover rate	46%	72%	64%	66%	82%	106%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

[6]	Annualized.

[7]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2016 and September 30, 2015, the ratio would have been 1.30% and 1.67%, respectively.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[9]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See Notes to Financial Statements.

74	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (continued)	BlackRock U.S. Opportunities Portfolio

	Investor A
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$34.47	$34.74	$39.96	$43.23	$34.30	$32.08

Net investment income (loss)[1]	(0.15)	0.09	(0.07)	(0.23)	(0.09)	0.01
Net realized and unrealized gain	2.60	2.56	0.85	6.09	9.86	5.97

Net increase from investment operations	2.45	2.65	0.78	5.86	9.77	5.98

Distributions:[2]
From net investment income	(0.06)	—	—	—	(0.05)	—
From net realized gains	(1.99)	(2.92)	(6.00)	(9.13)	(0.79)	(3.76)

Total distributions	(2.05)	(2.92)	(6.00)	(9.13)	(0.84)	(3.76)

Net asset value, end of period	$34.87	$34.47	$34.74	$39.96	$43.23	$34.30

Total Return[3]
Based on net asset value	7.49%[4]	8.20%	1.82%	15.83%	29.19%	19.82%

Ratios to Average Net Assets
Total expenses	1.47%[5]	1.47%[6]	1.60%[7]	1.61%[7]	1.63%[8]	1.62%[8]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.31%[5]	1.31%[6]	1.31%	1.34%	1.47%	1.51%

Net investment income (loss)	(0.86)%[5]	0.27%[6]	(0.18)%	(0.58)%	(0.23)%	0.03%

Supplemental Data
Net assets, end of period (000)	$326,653	$377,271	$404,123	$423,779	$512,224	$610,343

Portfolio turnover rate	46%	72%	64%	66%	82%	106%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[7]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2015 and September 30, 2014, the ratio would have been 1.59% and 1.60%, respectively.

[8]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	75

Financial Highlights (continued)	BlackRock U.S. Opportunities Portfolio

	Investor B
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$28.15	$29.10	$34.37	$38.39	$30.72	$29.11

Net investment loss[1]	(0.19)	(0.13)	(0.32)	(0.48)	(0.35)	(0.23)
Net realized and unrealized gain	2.07	2.10	0.75	5.31	8.79	5.39

Net increase from investment operations	1.88	1.97	0.43	4.83	8.44	5.16

Distributions from net realized gains[2]	(1.99)	(2.92)	(5.70)	(8.85)	(0.77)	(3.55)

Net asset value, end of period	$28.04	$28.15	$29.10	$34.37	$38.39	$30.72

Total Return[3]
Based on net asset value	7.11%[4]	7.38%	1.01%	14.90%	28.19%	18.87%

Ratios to Average Net Assets
Total expenses	2.26%[5]	2.26%[6,7]	2.38%[8]	2.39%[8]	2.43%[8]	2.42%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	2.05%[5]	2.05%[7]	2.10%	2.14%	2.26%	2.30%

Net investment loss	(1.40)%[5]	(0.49)%[7]	(1.00)%	(1.37)%	(1.04)%	(0.74)%

Supplemental Data
Net assets, end of period (000)	$1,776	$3,997	$7,145	$10,935	$13,107	$12,833

Portfolio turnover rate	46%	72%	64%	66%	82%	106%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[8]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Year Ended September 30,
	2015	2014	2013
Expense ratios	2.37%	2.37%	2.42%

See Notes to Financial Statements.

76	BLACKROCK FUNDS	MARCH 31, 2017

Financial Highlights (concluded)	BlackRock U.S. Opportunities Portfolio

	Investor C
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$28.15	$29.10	$34.43	$38.44	$30.75	$29.11

Net investment loss[1]	(0.23)	(0.13)	(0.30)	(0.46)	(0.33)	(0.21)
Net realized and unrealized gain	2.12	2.10	0.74	5.32	8.79	5.39

Net increase from investment operations	1.89	1.97	0.44	4.86	8.46	5.18

Distributions from net realized gains[2]	(1.99)	(2.92)	(5.77)	(8.87)	(0.77)	(3.54)

Net asset value, end of period	$28.05	$28.15	$29.10	$34.43	$38.44	$30.75

Total Return[3]
Based on net asset value	7.15%[4]	7.38%	1.03%	14.97%	28.22%	18.94%

Ratios to Average Net Assets
Total expenses	2.20%[5]	2.20%[6,7]	2.32%[6]	2.33%[8]	2.38%	2.35%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.05%[5]	2.05%[7]	2.06%	2.09%	2.22%	2.25%

Net investment loss	(1.66)%[5]	(0.47)%[7]	(0.93)%	(1.32)%	(0.98)%	(0.69)%

Supplemental Data
Net assets, end of period (000)	$157,602	$173,249	$198,760	$211,493	$212,162	$226,350

Portfolio turnover rate	46%	72%	64%	66%	82%	106%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[8]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2014, the ratio would have been 2.32%.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2017	77

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Global Opportunities Portfolio	Global Opportunities	Diversified
BlackRock Health Sciences Opportunities Portfolio	Health Sciences Opportunities	Non-diversified
BlackRock International Opportunities Portfolio	International Opportunities	Diversified
BlackRock Science & Technology Opportunities Portfolio	Science & Technology Opportunities	Diversified
BlackRock U.S. Opportunities Portfolio	U.S. Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Investor B Shares are available only through exchanges, dividend and capital gain reinvestments by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	[1]	None
Investor B Shares	No	Yes		To Investor A Shares after approximately 8 years
Investor C Shares	No	Yes		None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., forward foreign currency exchange contracts and options written) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and

78	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of March 31, 2017, certain investments of the Fund were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

BLACKROCK FUNDS	MARCH 31, 2017	79

Notes to Financial Statements (continued)

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

80	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA,

BLACKROCK FUNDS	MARCH 31, 2017	81

Notes to Financial Statements (continued)

absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Global Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Goldman Sachs & Co.	$1,020,745	$(1,020,745)	—

Total	$1,020,745	$(1,020,745)	—

Health Sciences Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Morgan Stanley	$2,775,000	$(2,775,000)	—

Total	$2,775,000	$(2,775,000)	—

Science & Technology Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$ 470,581	$ (470,581)	—
Goldman Sachs & Co.	737,206	(737,206)	—

Total	$1,207,787	$(1,207,787)	—

U.S. Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
BNP Paribas S.A	$1,368,510	$(1,368,510)	—
Credit Suisse Securities (USA) LLC	109,220	(109,220)	—
Deutsche Bank Securities Inc.	3,704	(3,704)	—
Goldman Sachs & Co.	2,915,062	(2,915,035)	$27
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,430,430	(1,430,430)	—
Morgan Stanley	470,871	(470,871)	—
National Financial Services LLC	190,500	(190,500)	—
State Street Bank and Trust Co.	281,940	(281,940)	—

Total	$6,770,237	$(6,770,210)	$27

[1]

Cash collateral with a value of $1,048,523, $2,858,476, $1,231,205 and $6,891,626 has been received in connection with securities lending agreements for Global Opportunities, Health Sciences Opportunities, Science & Technology Opportunities and U.S. Opportunities, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above.

[2]

The market value of the loaned securities is determined as of March 31, 2017. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

82	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as equity risk or foreign currency exchange rate risk. Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Forward Foreign Currency Exchange Contracts: Certain Funds enter into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required

BLACKROCK FUNDS	MARCH 31, 2017	83

Notes to Financial Statements (continued)

collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contacts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee, which is determined by calculating a percentage of each Fund’s average daily net assets at the following annual rates:

	Global Opportunities	Health Sciences Opportunities	International Opportunities	Science & Technology Opportunities	U.S. Opportunities
Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.900%	0.750%	1.000%	0.900%	0.950%
$1 Billion - $2 Billion	0.850%	0.700%	0.950%	0.850%	0.900%
$2 Billion - $3 Billion	0.800%	0.675%	0.900%	0.800%	0.875%
Greater than $3 Billion	0.750%	0.650%	0.850%	0.750%	0.850%

With respect to International Opportunities, the Manager entered into a separate sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service	Investor A	Investor B	Investor C	Class R
Service Fee	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution Fee	—	—	0.75%	0.75%	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended March 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Service	Investor A	Investor B	Investor C	Class R	Total
Global Opportunities	—	$184,982	—	$205,763	$19,860	$410,605
Health Sciences Opportunities	$37,136	$3,075,632	$19,605	$5,115,203	$415,384	$8,662,960
International Opportunities	$13,588	$447,590	$2,359	$340,887	—	$804,424
Science & Technology Opportunities	$3,081	$225,766	—	$309,549	$17,160	$555,556
U.S. Opportunities	$28,275	$442,041	$13,944	$809,336	—	$1,293,596

84	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2017, the following table shows the class specific administration fees borne directly by each class of each Fund:

			Share Classes
	Institutional	Service	Investor A	Investor B	Investor C	Class K	Class R	Total
Global Opportunities	$5,381	—	$14,799	—	$4,115	—	$794	$25,089
Health Sciences Opportunities	$154,400	$2,971	$246,051	$392	$102,304	$243	$16,615	$522,976
International Opportunities	$29,754	$1,087	$35,807	$47	$6,818	—	—	$73,513
Science & Technology Opportunities	$8,149	$247	$18,061	—	$6,191	—	$687	$33,335
U.S. Opportunities	$68,249	$2,262	$35,363	$279	$16,187	—	—	$122,340

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for a Fund or a share class, which are included in administration fees waived — class specific in the Statements of Operations.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2017, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Total
Global Opportunities	—	—	$36	$36
Health Sciences Opportunities	$510	—	$321	$831
International Opportunities	$37,856	$279	$1,409	$39,544
Science & Technology Opportunities	—	—	$1,710	$1,710
U.S. Opportunities	$3,150	$57	$3,328	$6,535

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended March 31, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor B	Investor C	Class K	Class R	Total
Global Opportunities	$1,155	—	$3,101	—	$617	—	$2	$4,875
Health Sciences Opportunities	$6,070	$142	$37,584	$803	$11,279	$2	$637	$56,517
International Opportunities	$1,134	—	$6,890	$138	$1,522	—	—	$9,684
Science & Technology Opportunities	$2,895	$17	$4,969	—	$1,661	—	$15	$9,557
U.S. Opportunities	—	—	$9,311	$186	$2,306	—	—	$11,803

BLACKROCK FUNDS	MARCH 31, 2017	85

Notes to Financial Statements (continued)

For the six months ended March 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Class K	Class R	Total
Global Opportunities	$32,391	—	$105,625	—	$34,452	—	$8,874	$181,342
Health Sciences Opportunities	$901,562	$20,392	$1,753,869	$5,935	$614,938	$7	$174,628	$3,471,331
International Opportunities	$179,550	$6,112	$326,936	$1,376	$65,525	—	—	$579,499
Science & Technology Opportunities	$69,149	$1,977	$186,733	—	$72,841	—	$8,684	$339,384
U.S. Opportunities	$523,431	$7,957	$292,543	$2,901	$115,425	—	—	$942,257

Other Fees: For the six months ended March 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Global Opportunities	$734
Health Sciences Opportunities	$79,398
International Opportunities	$3,256
Science & Technology Opportunities	$14,552
U.S. Opportunities	$12,842

For the six months ended March 31, 2017, affiliates received CDSCs as follows:

	Investor A	Investor B	Investor C
Global Opportunities	$305	—	$231
Health Sciences Opportunities	$24,661	$50	$55,933
International Opportunities	$3,388	—	$1,492
Science & Technology Opportunities	$353	—	$5,603
U.S. Opportunities	$10,612	—	$3,172

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Global Opportunities	Health Sciences Opportunities	International Opportunities	Science & Technology Opportunities	U.S. Opportunities
Institutional	1.06%	N/A	1.06%	1.23%	1.01%[1]
Service	1.70%[2]	N/A	1.39%	1.55%	1.31%
Investor A	1.33%	N/A	1.39%	1.55%	1.31%
Investor B	N/A	N/A	2.26%	N/A	2.05%
Investor C	2.14%	N/A	2.13%	2.39%	2.05%
Class R	1.72%	N/A	1.95%[2]	1.84%	1.56%[2]

[1]	Prior to October 1, 2016, the expense limitation as a percentage of average daily net assets for U.S. Opportunities Institutional Shares was 0.91%.

[2]	There were no shares outstanding as of March 31, 2017.

In addition, the Manager has contractually agreed to waive 0.10% of International Opportunities’ investment advisory fee through January 31, 2018. For the six months ended March 31, 2017, the Manager waived $366,984, which is included in Fees waived by the Manager in the Statements of Operations.

The Manager has agreed not to reduce or discontinue these contractual expense limitation through January 31, 2018, unless approved by the Board, including a majority of the independent trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Funds. For the six months ended March 31, 2017, the amounts included in fees waived by the Manager were as follows:

Global Opportunities	$30,748
U.S. Opportunities	$139,307

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as administration fees waived — class specific,

transfer agent fees waived — class specific, and transfer agent fees reimbursed — class specific, respectively, in the Statements of Operations. Class

86	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

specific expense waivers and reimbursements are as follows:

Administration Fees Waived	Institutional	Service	Investor A	Investor B	Investor C	Class R	Total
Global Opportunities	$5,381	—	$14,716	—	$4,044	$781	$24,922
International Opportunities	$29,170	$735	$35,230	$46	$6,691	—	$71,872
Science & Technology Opportunities	$5,512	—	$296	—	—	$10	$5,818
U.S. Opportunities	$68,249	$2,222	$35,363	$276	$16,187	—	$122,297

Transfer Agent Fees Waived	Institutional	Investor A	Investor B	Investor C	Class R	Total
Global Opportunities	$1,154	$3,056	—	$604	$2	$4,816
International Opportunities	$1,127	$6,770	$137	$1,493	—	$9,527
Science & Technology Opportunities	$602	$122	—	—	—	$724
U.S. Opportunities	—	$9,311	$186	$2,306	—	$11,803

Transfer Agent Fees Reimbursed	Institutional	Service	Investor A	Investor B	Investor C	Class R	Total
Global Opportunities	$30,819	—	$86,920	—	$17,569	$2,487	$137,795
International Opportunities	$122,666	$210	$112,647	$699	$28,808	—	$265,030
Science & Technology Opportunities	$204	—	$212	—	—	$16	$432
U.S. Opportunities	$523,431	$2,434	$195,390	$2,177	$82,813	—	$806,245

With respect to the Funds, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended March 31, 2017, the amounts waived were as follows:

Global Opportunities	$901
Health Sciences Opportunities	$38,461
International Opportunities	$2,894
Science & Technology Opportunities	$1,090
U.S. Opportunities	$3,971

The Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Effective January 27, 2017, the waiver became contractual through January 31, 2018. The contractual agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of Independent Trustees or by a vote of a majority of the outstanding voting securities of the Funds. For the six months ended March 31, 2017, the Funds did not have contractual waivers.

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a) The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b) The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

• Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

• The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the six months ended March 31, 2017, the Manager recouped the following class specific waivers and/or reimbursements previously recorded by the Funds:

	Institutional	Service	Investor A	Investor B	Investor C	Class R	Total
Global Opportunities	—	—	—	—	$18	$20	$38
International Opportunities	$26	$14	$225	$2	$29	—	$296
Science & Technology Opportunities	—	—	$8,723	—	$326	$299	$9,348
U.S. Opportunities	—	$60	—	—	—	—	$60

BLACKROCK FUNDS	MARCH 31, 2017	87

Notes to Financial Statements (continued)

On March 31, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring September 30,
	2017	2018	2019
Global Opportunities
Fund Level	$32,249	$38,936	$30,748
Institutional	$87,544	$76,843	$37,354
Investor A	$264,785	$233,499	$104,692
Investor C	$57,171	$50,471	$22,217
Class R	$8,810	$7,900	$3,270
International Opportunities
Institutional	$170,082	$358,708	$152,963
Service	—	$8,126	$945
Investor A	$85,565	$287,721	$154,647
Investor B	$1,549	$2,920	$882
Investor C	$26,687	$103,731	$36,992
Science & Technology Opportunities
Institutional	$22,593	$29,087	$6,318
Investor A	—	$17,448	$630
Class R	—	$483	$26
U.S. Opportunities
Fund Level	$4,049,480	$1,534,805	$139,307
Institutional	$1,423,563	$1,181,301	$591,680
Service	$54,407	—	$4,656
Investor A	$121,700	$150,272	$240,064
Investor B	$2,373	$5,207	$2,639
Investor C	$4,426	$58,264	$101,306

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. If the private investment company’s weekly liquid assets fall below 30% of its total assets, BIM, as managing member of the private investment company, is permitted at any time, if it determines it to be in the best interests of the private investment company, to impose a liquidity fee of up to 2% of the value of units withdrawn or impose a redemption gate that temporarily suspends the right of withdrawal out of the private investment company. In addition, if the private investment company’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the private investment company will impose a liquidity fee in the default amount of 1% of the amount withdrawn, generally effective as of the next business day, unless BIM determines that a higher (not to exceed 2%) or lower fee level or not imposing a liquidity fee is in the best interests of the private investment company. The shares of the private investment company purchased by the Funds would be subject to any such liquidity fee or redemption gate imposed.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Fund retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2017, each Fund paid BIM the following amounts for securities lending agent services:

Global Opportunities	$543
Health Sciences Opportunities	$56,200
International Opportunities	$409
Science & Technology Opportunities	$13,240
U.S. Opportunities	$35,439

88	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, Global Opportunities may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by Global Opportunities’ investment policies and restrictions. Global Opportunities is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2017, Global Opportunities did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2017, the purchase and sale transactions and any net realized gain (loss) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Loss
Health Sciences Opportunities	$6,712,368	—	—
International Opportunities	—	$5,013,153	$(469,634)
Science & Technology Opportunities	$69,226	$69,224	$(2)
U.S. Opportunities	$3,422,844	—	—

7. Purchases and Sales:

For the six months ended March 31, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	Global Opportunities	Health Sciences Opportunities	International Opportunities	Science & Technology Opportunities	U.S. Opportunities
Purchases	$120,120,656	$1,050,309,142	$305,087,588	$111,017,517	$560,076,037
Sales	$136,873,817	$1,370,532,952	$385,354,211	$102,411,106	$682,315,532

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of period end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires September 30,	Global Opportunities	International Opportunities
No expiration date[1]	$10,482,485	$22,310,905
2017	69,386,507	—
2018	9,946,168	—
2019	—	—

Total	$89,815,160	$22,310,905

[1]	Must be utilized prior to losses subject to expiration.

BLACKROCK FUNDS	MARCH 31, 2017	89

Notes to Financial Statements (continued)

During the period ended March 31, 2017, Science & Technology Opportunities utilized capital loss carryforwards of $4,325,634.

As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	Global Opportunities	Health Sciences Opportunities	International Opportunities	Science & Technology Opportunities	U.S. Opportunities
Tax cost	$218,577,574	$3,929,364,384	$619,831,123	$231,776,290	$983,438,941

Gross unrealized appreciation	$41,772,886	$1,507,988,347	$86,612,445	$135,311,296	$281,125,584
Gross unrealized depreciation	(5,506,584)	(51,696,051)	(17,125,741)	(1,583,079)	(23,912,959)

Net unrealized appreciation	$36,266,302	$1,456,292,296	$69,486,704	$133,728,217	$257,212,625

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2017, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

90	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent the Funds deposit collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: International Opportunities invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of International Opportunities’ investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

As of period end, Health Sciences Opportunities invested a significant portion of its assets in securities in the health care sector. Changes in economic conditions affecting such sector would have a greater impact on Health Sciences Opportunities and could affect the value, income and/or liquidity of positions in such securities.

As of period end, Science & Technology Opportunities invested a significant portion of its assets in securities in the information technology sector. Changes in economic conditions affecting such sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

Global Opportunities and International Opportunities invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

As of period end, the Funds listed below had the following industry classifications:

Industry	Global Opportunities	International Opportunities
Banks	10%	13%
Internet Software & Services	10	—
Oil, Gas & Consumable Fuels	6	8
Insurance	5	5
Pharmaceuticals	—	5
Machinery	—	5
Other[1]	69	64

[1]	All other industries held were each less than 5% of long-term investments.

BLACKROCK FUNDS	MARCH 31, 2017	91

Notes to Financial Statements (continued)

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Global Opportunities	Shares	Amount	Shares	Amount
Institutional
Shares sold	574,859	$8,331,467	1,774,461	$24,951,516
Shares issued in reinvestment of distributions	60,007	859,836	37,297	508,272
Shares redeemed	(411,605)	(5,979,508)	(2,526,204)	(33,803,142)

Net increase (decrease)	223,261	$3,211,795	(714,446)	$(8,343,354)

Investor A
Shares sold	295,443	$4,203,859	784,530	$10,772,178
Shares issued in reinvestment of distributions	151,798	2,157,115	56,431	763,292
Shares redeemed	(1,303,480)	(18,695,769)	(2,538,452)	(34,098,010)

Net decrease	(856,239)	$(12,334,795)	(1,697,491)	$(22,562,540)

Investor C
Shares sold	51,354	$714,225	930,206	$12,443,352
Shares issued in reinvestment of distributions	25,759	354,183	1,052	14,004
Shares redeemed	(391,063)	(5,405,899)	(1,103,666)	(14,182,431)

Net decrease	(313,950)	$(4,337,491)	(172,408)	$(1,725,075)

Class R
Shares sold	44,129	$629,987	125,598	$1,693,101
Shares issued in reinvestment of distributions	7,540	106,995	206	2,834
Shares redeemed	(103,542)	(1,474,214)	(174,838)	(2,370,699)

Net decrease	(51,873)	$(737,232)	(49,034)	$(674,764)

Total Net Decrease	(998,801)	$(14,197,723)	(2,633,379)	$(33,305,733)

Health Sciences Opportunities
Institutional
Shares sold	10,783,714	$536,707,229	10,409,064	$515,659,485
Shares issued in reinvestment of distributions	684,494	31,752,432	3,460,085	168,713,067
Shares redeemed	(6,936,109)	(334,865,154)	(11,974,460)	(582,408,474)

Net increase	4,532,099	$233,594,507	1,894,689	$101,964,078

Service
Shares sold	100,135	$4,713,026	168,130	$8,021,439
Shares issued in reinvestment of distributions	15,907	708,985	92,877	4,366,134
Shares redeemed	(172,393)	(8,011,399)	(302,327)	(14,194,664)

Net decrease	(56,351)	$(2,589,388)	(41,320)	$(1,807,091)

92	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Health Sciences Opportunities (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold and automatic conversion of shares	5,518,567	$257,970,860	13,451,648	$640,242,358
Shares issued in reinvestment of distributions	1,278,066	56,742,656	7,184,973	336,614,955
Shares redeemed	(14,745,399)	(694,067,821)	(20,463,909)	(960,462,633)

Net increase (decrease)	(7,948,766)	$(379,354,305)	172,712	$16,394,680

Investor B
Shares sold	256	$11,411	3,333	$137,848
Shares issued in reinvestment of distributions	2,604	105,937	26,864	1,164,249
Shares redeemed and automatic conversion of shares	(66,653)	(2,874,320)	(141,775)	(6,129,880)

Net decrease	(63,793)	$(2,756,972)	(111,578)	$(4,827,783)

Investor C
Shares sold	1,228,857	$51,131,915	3,508,502	$151,092,039
Shares issued in reinvestment of distributions	654,654	25,940,541	3,425,363	144,652,080
Shares redeemed	(5,061,187)	(209,869,168)	(6,137,068)	(259,623,241)

Net increase (decrease)	(3,177,676)	$(132,796,712)	796,797	$36,120,878

			Period June 8, 2016[1] to September 30, 2016
			Shares	Amount
Class K
Shares sold	35,625	$1,802,805	49,724	$2,455,371
Reinvestments	1,033	47,957	—	—
Shares redeemed	(16,594)	(813,929)	(141)	(7,000)

Net increase	20,064	$1,036,833	49,583	$2,448,371

Class R
Shares sold	495,395	$22,749,993	1,164,846	$54,434,719
Shares issued in reinvestment of distributions	88,594	3,875,250	399,395	18,488,028
Shares redeemed	(597,429)	(27,288,562)	(859,575)	(40,035,604)

Net increase	(13,440)	$(663,319)	704,666	$32,887,143

Total Net Increase	(6,707,863)	$(283,529,356)	3,465,549	$183,180,276

[1]	Commencement of operations.

At March 31, 2017, $4,014 Class K Shares of the Fund were owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund.

BLACKROCK FUNDS	MARCH 31, 2017	93

Notes to Financial Statements (continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
International Opportunities	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,365,482	$43,757,894	1,517,793	$47,903,850
Shares issued in reinvestment of distributions	414,862	13,039,041	25,343	794,003
Shares redeemed	(3,517,850)	(111,367,524)	(4,651,539)	(147,673,616)

Net decrease	(1,737,506)	$(54,570,589)	(3,108,403)	$(98,975,763)

Service
Shares sold	17,001	$519,293	116,258	$3,489,055
Shares issued in reinvestment of distributions	15,050	452,692	—	—
Shares redeemed	(114,217)	(3,489,879)	(368,118)	(11,045,403)

Net decrease	(82,166)	$(2,517,894)	(251,860)	$(7,556,348)

Investor A
Shares sold and automatic conversion of shares	3,070,373	$93,480,699	1,759,445	$52,545,850
Shares issued in reinvestment of distributions	527,637	15,654,710	—	—
Shares redeemed	(3,743,447)	(112,851,760)	(4,837,920)	(144,261,732)

Net decrease	(145,437)	$(3,716,351)	(3,078,475)	$(91,715,882)

Investor B
Shares sold	—	—	2,526	$68,546
Shares issued in reinvestment of distributions	244	$6,762	—	—
Shares redeemed and automatic conversion of shares	(15,805)	(440,221)	(45,044)	(1,220,954)

Net decrease	(15,561)	$(433,459)	(42,518)	$(1,152,408)

Investor C
Shares sold	66,298	$1,808,338	221,267	$6,006,866
Shares issued in reinvestment of distributions	92,481	2,470,420	—	—
Shares redeemed	(565,069)	(15,318,485)	(1,154,017)	(31,008,117)

Net decrease	(406,290)	$(11,039,727)	(932,750)	$(25,001,251)

Total Net Decrease	(2,386,960)	$(72,278,020)	(7,414,006)	$(224,401,652)

94	BLACKROCK FUNDS	MARCH 31, 2017

Notes to Financial Statements (continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Science & Technology Opportunities	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,468,075	$29,005,350	1,691,882	$28,286,689
Shares issued in reinvestment of dividends	40,186	746,125	—	—
Shares redeemed	(973,688)	(18,866,515)	(1,286,095)	(21,239,030)

Net increase	534,573	$10,884,960	405,787	$7,047,659

Service
Shares sold	42,443	$766,046	63,987	$1,059,634
Shares issued in reinvestment of dividends	1,409	24,987	—	—
Shares redeemed	(68,342)	(1,235,127)	(25,130)	(400,754)

Net increase (decrease)	(24,490)	$(444,094)	38,857	$658,880

Investor A
Shares sold	1,465,247	$26,769,836	3,361,251	$52,792,793
Shares issued in reinvestment of dividends	107,738	1,871,519	—	—
Shares redeemed	(1,946,289)	(35,595,061)	(2,914,017)	(45,703,198)

Net increase (decrease)	(373,304)	$(6,953,706)	447,234	$7,089,595

Investor C
Shares sold	917,861	$14,164,612	1,225,231	$16,959,431
Shares issued in reinvestment of dividends	50,864	769,460	—	—
Shares redeemed	(516,788)	(8,163,053)	(862,262)	(11,708,703)

Net increase	451,937	$6,771,019	362,969	$5,250,728

Class R
Shares sold	118,775	$2,137,320	—	—
Shares reinvestments	3,992	70,281	269,563	$4,246,788
Shares redeemed	(49,728)	(917,545)	(276,421)	(4,401,324)

Net increase (decrease)	73,039	$1,290,056	(6,858)	$(154,536)

Total Net Increase	661,755	$11,548,235	1,247,989	$19,892,326

BLACKROCK FUNDS	MARCH 31, 2017	95

Notes to Financial Statements (concluded)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
U.S. Opportunities	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,414,609	$90,495,041	3,372,135	$121,029,823
Shares issued in reinvestment of distributions	1,067,586	38,430,094	1,609,282	56,823,678
Shares redeemed	(2,777,809)	(103,222,653)	(7,195,271)	(256,302,009)

Net increase (decrease)	704,386	$25,702,482	(2,213,854)	$(78,448,508)

Service
Shares sold	25,589	$893,432	70,011	$2,468,788
Shares issued in reinvestment of distributions	38,729	1,313,672	67,293	2,243,536
Shares redeemed	(146,237)	(5,099,424)	(222,718)	(7,485,137)

Net decrease	(81,919)	$(2,892,320)	(85,414)	$(2,772,813)

Investor A
Shares sold and automatic conversion of shares	948,608	$32,105,870	2,146,223	$63,194,419
Shares issued in reinvestment of distributions	650,731	21,298,686	812,533	33,052,964
Shares redeemed	(3,178,794)	(107,851,543)	(3,645,563)	(118,424,151)

Net decrease	(1,579,455)	$(54,446,987)	(686,807)	$(22,176,768)

Investor B
Shares sold	10	$293	771	$20,367
Shares issued in reinvestment of distributions	8,218	216,878	24,145	640,076
Shares redeemed and automatic conversion of shares	(86,880)	(2,385,439)	(128,494)	(3,476,581)

Net decrease	(78,652)	$(2,168,268)	(103,578)	$(2,816,138)

Investor C
Shares sold	212,329	$5,778,719	705,922	$11,223,898
Shares issued in reinvestment of distributions	423,482	11,174,266	426,884	18,958,816
Shares redeemed	(1,169,983)	(31,952,806)	(1,808,383)	(48,471,446)

Net increase (decrease)	(534,172)	$(14,999,821)	(675,577)	$(18,288,732)

Total Net Increase (Decrease)	(1,569,812)	$(48,804,914)	(3,765,230)	$(124,502,959)

12. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 20, 2017, the credit agreement was extended until April 2018 under the same terms.

96	BLACKROCK FUNDS	MARCH 31, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner retired as Trustees of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Adviser[1] BlackRock International Limited Edinburgh, United Kingdom EH3 8BL	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Custodian The Bank of New York Mellon New York, NY 10286

Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

[1]	BlackRock International Opportunities Portfolio

BLACKROCK FUNDS	MARCH 31, 2017	97

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

98	BLACKROCK FUNDS	MARCH 31, 2017

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	MARCH 31, 2017	99

Disclosure of Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on February 24, 2017 (the “February 2017 Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to BlackRock International Opportunities Portfolio (the “Fund”), a series of the Trust. The Board was informed that the Sub-Advisory Agreement was substantially the same as the sub-advisory agreement previously approved with respect to certain other portfolios of the Trust.

On the date of the February 2017 Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Sub-Advisory Agreement.

The Board previously met in person on April 21, 2016 (the “April 2016 Meeting”) and on May 18-20, 2016 (the “May 2016 Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Manager. At the May 2016 Meeting, the Board, including the independent board members, approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2017. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2016 Meeting is included in the annual shareholder report of the Fund for the period ended September 30, 2016.

At the February 2017 Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The factors considered by the Board at the February 2017 Meeting in connection with approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the April 2016 Meeting and the May 2016 Meeting with respect to approval of the Advisory Agreement.

Following discussion, the Board, including a majority of the Independent Board Members, approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

100	BLACKROCK FUNDS	MARCH 31, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Eq-Opps-3/17-SAR

MARCH 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Tactical Opportunities Fund	of BlackRock FundsSM

Not FDIC Insured ◾ May Lose Value ◾ No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended March 31, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance, while U.S. Treasuries and other higher-quality assets generated negative returns. Markets showed great resilience during a period with big surprises, including the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. The more rate-sensitive high-quality assets, however, struggled as rising energy prices, modest wage increases and steady U.S. job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. Reflationary expectations accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy. The primary tension surfacing in markets in 2017 has been between reflationary expectations and the realities of fiscal and monetary policy. Markets have been turning their attention to the Fed’s outlook for additional interest rate hikes, while assessing the probability of Congress passing meaningful fiscal stimulus amid political division and a limited budget.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, like the Fed leaning toward higher interest rates and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted long-term investment returns going forward.

Equity markets still present opportunities, although the disparity between winners and losers is widening — a dynamic that increases the risk and return potential of active investing. Fixed income investors are also facing challenges as bond markets recalibrate for higher inflation expectations after eight years of deflationary concerns. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.12%	17.17%
U.S. small cap equities (Russell 2000® Index)	11.52	26.22
International equities (MSCI Europe, Australasia, Far East Index)	6.48	11.67
Emerging market equities (MSCI Emerging Markets Index)	6.80	17.21
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.19	0.36
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	(6.08)	(3.97)
U.S. investment-grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.18)	0.44
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.93)	0.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.50	16.39

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

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3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up

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BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	3

Fund Summary as of March 31, 2017

Investment Objective

BlackRock Tactical Opportunities Fund’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended March 31, 2017, the Fund outperformed its reference benchmark (75% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index/25% MSCI All Country World Index (“ACWI”), except for its Investor B and Investor C Shares, which underperformed the reference benchmark. The Fund also outperformed its cash benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index for the same six-month period.

What factors influenced performance?

•

Positive performance was primarily driven by a preference for stocks over bonds, as growth and inflation dynamics improved and the shift toward monetary policy normalization continued. Within equities, gains were concentrated in peripheral Europe on the back of broad-based strength in economic data and receding concerns about the impact of Italy’s constitutional referendum. A cautious view on Mexican bonds also added value, as inflation rose over the period and the Bank of Mexico increased the benchmark overnight rate. In terms of currencies, a long euro position benefited performance as the European Central Bank (“ECB”) adopted a more upbeat tone in response to solid growth data.

•

A short position in U.S. equities was the main drag on performance, as domestic stocks advanced on positive economic momentum and in anticipation of lower taxes, reduced regulation and increased infrastructure spending under the Trump administration. Additionally, a negative view on U.K. bonds dampened performance as the Bank of England maintained its supportive stance despite upbeat economic releases.

Describe recent portfolio activity.

•

From a broad asset allocation perspective, the Fund reduced equity exposure on the back of a rally in risk assets and used the move higher in global bond yields to take profits on short fixed income positioning. The Fund held a significant short position in fixed income in advance of the U.S. election, and began to reduce this short in late 2016 following a sharp rise in bond yields. Rates continued to move modestly higher into the start of 2017, allowing the Fund to capture profits before rates began trending lower in March. Within equities, the Fund increased exposure to Europe as growth data remained solid despite ongoing political uncertainty. In terms of fixed income positioning, the Fund added to a trade favoring Australia and Canada relative to Europe and the U.K., based on diverging economic and monetary policies. Finally, the Fund introduced a long position in the euro against the Canadian dollar given a view that European short-term bond yields are pricing in an overly stimulative monetary policy path.

•

Derivatives including futures, swaps and foreign currency transactions are used by the Fund as a means to manage risk and/or take outright views on interest rates, credit risk and/or currencies. During the period, the use of derivatives had a net negative impact on performance. Additionally, the Fund held a higher allocation to cash as a means of reducing overall portfolio volatility. The cash position did not have a material impact on performance.

Describe portfolio positioning at period end.

•

The Fund ended the period with reduced directional exposure to both equities and fixed income, as market pricing had become more aligned with the investment adviser’s assessment of fair value. Within equities, the Fund favored exposure to Europe over the United States on the view that the underlying trends in the European economy were positive, and that a benign outcome in the French election could result in a more optimistic tone in European markets. The Fund remained cautiously positioned on domestic equities in anticipation of further policy tightening. Within fixed income, the Fund was underweight European and U.K. interest rates. The Fund was also tilted toward Australian and Canadian bonds as softer growth and inflation dynamics appeared to leave room for central bank accommodation in those economies. In terms of currencies, the Fund held a long position in the euro against the Canadian dollar on the view that the ECB will tighten its policy stance in response to positive economic data.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Total Investments[1]
U.S. Treasury Notes	35%
Cisco Systems, Inc.	2
Apple Inc.	2
AGL Energy Ltd.	2
Lear Corp.	1
Coca-Cola Co.	1
Expeditors International of Washington, Inc.	1
Colgate-Palmolive Co.	1
Johnson & Johnson	1
Microsoft Corp.	1

[1]	Total investments exclude short-term securities.

Portfolio Composition	Percent of Total Investments[1]
Common Stocks	65%
U.S. Treasury Obligations	35

[1]	Total investments exclude short-term securities.

4	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Total Return Based on a $10,000 Investment

[1]   Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]   The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. The Fund’s total returns from May 15, 2012 through January 28, 2016 are the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities. The Fund’s total returns prior to May 15, 2012 are the returns of the Fund when it followed different investment strategies under the name BlackRock Asset Allocation Portfolio.

[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.

[4]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising of 23 developed and 23 emerging market country indexes.

[5]

A sub-index of the Bloomberg Barclays U.S. Treasury Index, which measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury and includes a maturity constraint of at least one year and up to, but not including, three years until final maturity.

[6]	A customized weighted index comprised of 75% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index and 25% MSCI ACWI.

Performance Summary for the Period Ended March 31, 2017
		Average Annual Total Returns[2,7]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.34%	2.04%	N/A	3.35%	N/A	3.51%	N/A
Service	2.17	1.79	N/A	3.02	N/A	3.21	N/A
Investor A	2.17	1.72	(3.63)%	3.03	1.92%	3.17	2.62%
Investor B	1.68	0.76	(3.75)	2.04	1.72	2.47	2.47
Investor C	1.79	0.94	(0.06)	2.32	2.32	2.45	2.45
Class K	2.30	2.03	N/A	3.37	N/A	3.52	N/A
Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index	(0.19)	0.24	N/A	0.64	N/A	2.01	N/A
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.19	0.36	N/A	0.14	N/A	0.68	N/A
75% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index/25% MSCI ACWI	1.87	3.79	N/A	2.64	N/A	2.81	N/A
MSCI ACWI	8.18	15.04	N/A	8.37	N/A	4.00	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example
	Actual			Hypothetical[9]
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[8]	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During the Period[8]	Annualized Expense Ratio
Institutional	$1,000.00	$1,023.40	$ 4.49	$1,000.00	$1,020.49	$ 4.48	0.89%
Service	$1,000.00	$1,021.70	$ 5.90	$1,000.00	$1,019.10	$ 5.89	1.17%
Investor A	$1,000.00	$1,021.70	$ 6.15	$1,000.00	$1,018.85	$ 6.14	1.22%
Investor B	$1,000.00	$1,016.80	$10.76	$1,000.00	$1,014.26	$10.75	2.14%
Investor C	$1,000.00	$1,017.90	$ 9.56	$1,000.00	$1,015.46	$ 9.55	1.90%
Class K	$1,000.00	$1,023.00	$ 3.88	$1,000.00	$1,021.09	$ 3.88	0.77%

[8]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[9]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to August 1, 2016 (commencement of operations), Class K Shares performance results are those of Institutional Shares, restated to reflect Class K Shares fees.

•	Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor B Shares are subject to a maximum CDSC of 4.50%, declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and distribution reinvestments by current holders and for purchase by certain employer- sponsored retirement plans.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

6	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on October 1, 2016 and held through March 31, 2017), is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments.

These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	7

Schedule of Investments March 31, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities — 0.0%		Par (000)	Value
Knollwood CDO Ltd., Series 2004-1A, Class C, 4.21%, 1/10/39 (a)(b)	USD	149	$ 1

Common Stocks		Shares
Aerospace & Defense — 0.0%
Boeing Co.		651	115,136
Air Freight & Logistics — 0.7%
Deutsche Post AG		349	11,944
Expeditors International of Washington, Inc.		70,506	3,982,884

			3,994,828
Airlines — 0.3%
Delta Air Lines, Inc.		5,395	247,954
Deutsche Lufthansa AG		21,354	346,424
Singapore Airlines Ltd.		115,200	829,256
United Continental Holdings, Inc. (c)		3,375	238,410

			1,662,044
Auto Components — 2.4%
Aisin Seiki Co. Ltd.		13,400	659,979
Autoliv, Inc.		4,949	506,085
BorgWarner, Inc.		24,571	1,026,822
Bridgestone Corp.		1,700	69,008
Continental AG		2,089	458,015
Delphi Automotive PLC (c)		3,686	296,686
GKN PLC		226,403	1,031,210
Goodyear Tire & Rubber Co.		16,939	609,804
Koito Manufacturing Co. Ltd.		4,600	239,745
Lear Corp.		31,566	4,469,114
Magna International, Inc.		33,087	1,427,878
NOK Corp.		29,900	698,388
Sumitomo Electric Industries Ltd.		35,700	593,455
Sumitomo Rubber Industries Ltd.		10,500	179,152
Toyoda Gosei Co. Ltd.		16,600	423,385
Valeo SA		6,400	425,740

			13,114,466
Automobiles — 0.2%
Peugeot SA (c)		49,255	989,905
Banks — 4.2%
Banco Bilbao Vizcaya Argentaria SA		12,780	99,207
Banco Santander SA		93,212	570,581
Bank Hapoalim BM		8,606	52,447

Common Stocks	Shares	Value
Banks (continued)
Bank Leumi Le-Israel BM (c)	11,641	$51,392
Bank of America Corp.	82,715	1,951,247
Bank of East Asia Ltd.	9,800	40,546
Bank of Nova Scotia	23,678	1,385,230
Barclays PLC	127,315	359,382
BNP Paribas SA	10,591	704,770
BOC Hong Kong Holdings Ltd.	30,000	122,620
Citigroup, Inc.	23,032	1,377,774
Commonwealth Bank of Australia	16,908	1,108,743
Danske Bank A/S	2,427	82,751
DBS Group Holdings Ltd.	14,300	198,082
DNB ASA	14,419	228,953
Erste Group Bank AG	5,953	193,841
Hang Seng Bank Ltd.	6,200	125,776
HSBC Holdings PLC	227,368	1,854,602
ING Groep NV	50,342	760,382
Intesa Sanpaolo SpA	35,032	95,291
Japan Post Bank Co. Ltd.	19,000	235,902
JPMorgan Chase & Co.	34,704	3,048,399
KBC Group NV	255	16,905
Mitsubishi UFJ Financial Group, Inc.	120,200	757,160
Mizrahi Tefahot Bank Ltd.	1,130	19,153
Mizuho Financial Group, Inc.	330,500	606,658
Nordea Bank AB	1,255	14,318
Oversea-Chinese Banking Corp. Ltd.	25,200	175,040
Resona Holdings, Inc.	14,000	75,262
Royal Bank of Canada	6,158	448,659
Royal Bank of Scotland Group PLC (c)	19,601	59,435
Société Générale SA	4,050	205,195
Standard Chartered PLC (c)	19,557	187,061
Sumitomo Mitsui Financial Group, Inc.	16,300	593,300
Sumitomo Mitsui Trust Holdings, Inc.	2,300	79,699
SunTrust Banks, Inc.	3,696	204,389
Toronto-Dominion Bank	7,982	399,805
U.S. Bancorp	13,571	698,907
United Overseas Bank Ltd.	10,600	167,430
Wells Fargo & Co.	41,078	2,286,401
Westpac Banking Corp.	37,679	1,007,248

		22,649,943

Portfolio Abbreviations
AUD	Australian Dollar	JIBAR	Johannesburg Interbank Agreed Rate	OTC	Over-the-counter
BRL	Brazilian Real	JPY	Japanese Yen	PLN	Polish Zloty
BZDIOVER	Overnight Brazil CETIP — Interbank Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
CAD	Canadian Dollar	KRW	South Korean Won	REIT	Real Estate Investment Trust
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	S&P	Standard & Poor’s
CHF	Swiss Franc	MIBOR	Moscow Interbank Offer Rate	SEK	Swedish Krona
CNY	Chinese Yuan	MXIBTIIE	Mexico Interbank TIIE 28-Day	SGD	Singapore Dollar
CZK	Czech Koruna	MXN	Mexican Peso	STIBOR	Stockholm Interbank Offered Rate
EUR	Euro	MYR	Malaysian Ringgit	THB	Thai Baht
EURIBOR	Euro Interbank Offered Rate	NOK	Norwegian Krone	USD	U.S. Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
INR	Indian Rupee

See Notes to Financial Statements.

8	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Schedule of Investments (continued)

Common Stocks	Shares	Value
Beverages — 1.4%
Coca-Cola Co.	104,537	$4,436,550
Kirin Holdings Co. Ltd.	4,600	87,015
PepsiCo, Inc.	25,541	2,857,016

		7,380,581
Biotechnology — 0.7%
AbbVie, Inc.	17,029	1,109,610
Actelion Ltd.	115	32,447
Amgen, Inc.	9,538	1,564,900
Biogen, Inc. (c)	403	110,188
Celgene Corp. (c)	4,046	503,444
Gilead Sciences, Inc.	8,089	549,405

		3,869,994
Building Products — 0.5%
Asahi Glass Co. Ltd.	28,000	227,180
Geberit AG	5,337	2,299,772
Johnson Controls International PLC	6,412	270,073

		2,797,025
Capital Markets — 1.0%
Ameriprise Financial, Inc.	2,442	316,679
Brookfield Asset Management, Inc., Class A	27,310	994,977
Charles Schwab Corp.	8,749	357,047
Credit Suisse Group AG	20,336	302,572
Daiwa Securities Group, Inc.	1,000	6,101
E*TRADE Financial Corp. (c)	5,822	203,130
Goldman Sachs Group, Inc.	1,568	360,201
Intercontinental Exchange, Inc.	234	14,010
MSCI, Inc.	1,482	144,036
Nomura Holdings, Inc.	8,600	53,237
Northern Trust Corp.	2,140	185,281
S&P Global, Inc.	2,757	360,450
State Street Corp.	4,609	366,922
TD Ameritrade Holding Corp.	1,183	45,971
Thomson Reuters Corp.	17,261	746,460
UBS Group AG, Registered Shares	59,843	956,567

		5,413,641
Chemicals — 2.4%
Ashland Global Holdings, Inc.	21,904	2,711,934
Axalta Coating Systems Ltd. (c)	14,589	469,766
Celanese Corp., Class A	21,223	1,906,887
Croda International PLC	3,962	176,968
Dow Chemical Co.	16,974	1,078,528
E.I. du Pont de Nemours & Co.	15,427	1,239,251
FMC Corp.	8,565	596,038
Frutarom Industries Ltd.	306	17,102
International Flavors & Fragrances, Inc.	4,939	654,566
LyondellBasell Industries NV, Class A	8,683	791,803
Methanex Corp.	5,396	252,829
Mitsubishi Chemical Holdings Corp.	71,600	555,897
Mitsui Chemicals, Inc.	18,000	89,177
Monsanto Co.	2,620	296,584
Mosaic Co.	4,214	122,965
Praxair, Inc.	12,659	1,501,357
Shin-Etsu Chemical Co. Ltd.	1,000	86,919
Sumitomo Chemical Co. Ltd.	75,000	420,083
Syngenta AG, Registered Shares	743	328,139
Teijin Ltd.	2,400	45,318

		13,342,111
Communications Equipment — 1.0%
Cisco Systems, Inc.	157,736	5,331,477

Common Stocks	Shares	Value
Construction & Engineering — 0.1%
HOCHTIEF AG	4,358	$720,196
Construction Materials — 0.0%
LafargeHolcim Ltd.	3,653	215,525
Consumer Finance — 0.3%
American Express Co.	13,743	1,087,209
Navient Corp.	30,589	451,494

		1,538,703
Containers & Packaging — 0.3%
Avery Dennison Corp.	1,950	157,170
Ball Corp.	2,764	205,255
Crown Holdings, Inc. (c)	14,625	774,394
Sealed Air Corp.	8,078	352,039

		1,488,858
Distributors — 0.0%
Jardine Cycle & Carriage Ltd.	800	25,058
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B (c)	7,991	1,331,940
EXOR NV	1,004	51,915
Hong Kong Exchanges and Clearing Ltd.	9,300	234,676
ORIX Corp.	28,600	424,497
Singapore Exchange Ltd.	6,500	35,779

		2,078,807
Diversified Telecommunication Services — 1.2%
AT&T Inc.	50,571	2,101,225
Bezeq The Israeli Telecommunication Corp. Ltd.	16,720	30,028
CenturyLink, Inc.	12,667	298,561
Deutsche Telekom AG, Registered Shares	29,095	509,823
Frontier Communications Corp.	19,711	42,182
HKT Trust & HKT Ltd. (d)	30,000	38,680
Nippon Telegraph & Telephone Corp.	25,900	1,107,311
Orange SA	32,137	498,947
Singapore Telecommunications Ltd.	66,500	186,355
Spark New Zealand Ltd.	14,704	36,044
TDC A/S	13,244	68,210
Telefonica SA	55,429	620,437
Telenor ASA	11,046	183,755
Telstra Corp. Ltd.	76,080	270,720
Verizon Communications, Inc.	16,108	785,265

		6,777,543
Electric Utilities — 0.4%
Cheung Kong Infrastructure Holdings Ltd.	6,000	47,119
Chubu Electric Power Co., Inc.	5,200	69,851
Chugoku Electric Power Co., Inc.	2,200	24,408
CLP Holdings Ltd.	13,500	141,324
Contact Energy Ltd.	5,743	20,364
EDP — Energias de Portugal SA	18,609	62,920
Electricite de France SA	18,172	152,689
Endesa SA	2,552	59,895
Enel SpA (c)	147,985	696,340
Exelon Corp.	1,660	59,727
Hokuriku Electric Power Co.	1,400	13,619
Iberdrola SA	44,283	316,398
Kansai Electric Power Co., Inc.	5,600	68,906
Kyushu Electric Power Co., Inc.	3,400	36,332
Mighty River Power Ltd.	5,498	12,140
Power Assets Holdings Ltd.	11,500	99,197
Tohoku Electric Power Co., Inc.	3,600	48,902
Tokyo Electric Power Co. Holdings, Inc. (c)	11,500	45,078

		1,975,209

See Notes to Financial Statements.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	9

Schedule of Investments (continued)

Common Stocks	Shares	Value
Electrical Equipment — 0.1%
Eaton Corp PLC	5,258	$389,881
Mabuchi Motor Co. Ltd.	2,000	112,898
Mitsubishi Electric Corp.	2,100	30,257
Vestas Wind Systems A/S	1,025	83,374

		616,410
Electronic Equipment, Instruments & Components — 0.7%
Alps Electric Co. Ltd.	3,000	85,064
Amphenol Corp., Class A	764	54,374
Corning, Inc.	4,183	112,941
Flex Ltd. (c)	121,160	2,035,488
Hitachi Ltd.	40,000	217,190
Hoya Corp.	3,600	173,919
Murata Manufacturing Co. Ltd.	2,600	370,410
TDK Corp.	8,800	558,756
TE Connectivity Ltd	1,891	140,974

		3,749,116
Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	922	55,154
National Oilwell Varco, Inc.	9,302	372,917
Schlumberger Ltd.	17,157	1,339,962
TechnipFMC PLC (c)	1,031	33,507
Tenaris SA	107,622	1,861,044

		3,662,584
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	23,562	2,863,725
Ascendas Real Estate Investment Trust	19,100	34,395
Brixmor Property Group, Inc.	2,310	49,573
CapitaLand Commercial Trust	16,600	18,329
CapitaLand Mall Trust	19,900	28,018
Equity Residential	2,169	134,955
Host Hotels & Resorts, Inc.	9,908	184,883
Land Securities Group PLC	6,354	84,389
Link REIT	18,000	126,158
Nippon Prologis REIT, Inc.	13	28,180
Public Storage	731	160,023
Segro PLC	7,995	45,710
Simon Property Group, Inc.	1,458	250,820
Suntec Real Estate Investment Trust	19,100	24,450

		4,033,608
Food & Staples Retailing — 0.4%
CVS Health Corp.	693	54,401
Jean Coutu Group PJC, Inc., Class A	653	10,277
Walgreens Boots Alliance, Inc.	5,467	454,034
Wal-Mart Stores, Inc.	17,859	1,287,277
Wesfarmers Ltd.	3,119	107,381

		1,913,370
Food Products — 1.4%
Ajinomoto Co., Inc.	2,400	47,488
Archer-Daniels-Midland Co.	8,473	390,097
Chocoladefabriken Lindt & Spruengli AG	8	45,330
Ingredion, Inc.	7,974	960,309
Kellogg Co.	2,570	186,608
Marine Harvest ASA	34,735	529,861
Mead Johnson Nutrition Co.	6,333	564,144
MEIJI Holdings Co. Ltd.	3,400	283,711
Mondelez International, Inc., Class A	39,466	1,700,195
Nestle SA, Registered Shares	21,915	1,682,015
NH Foods Ltd.	7,000	188,052
Orkla ASA	9,016	80,766
Unilever NV CVA	312	15,500
Wilmar International Ltd.	259,900	655,862

Common Stocks	Shares	Value
Food Products (continued)
Yamazaki Baking Co. Ltd.	18,200	$374,731

		7,704,669
Gas Utilities — 0.1%
Gas Natural SDG SA	2,814	61,553
Hong Kong & China Gas Co. Ltd.	61,500	123,043
Osaka Gas Co. Ltd.	15,000	57,195
Toho Gas Co. Ltd.	3,000	21,278
Tokyo Gas Co. Ltd.	16,000	73,074

		336,143
Health Care Equipment & Supplies — 0.5%
Baxter International, Inc.	14,722	763,483
Becton Dickinson and Co.	132	24,214
Danaher Corp.	1,184	101,268
Medtronic PLC	2,522	203,172
Zimmer Biomet Holdings, Inc.	13,229	1,615,393

		2,707,530
Health Care Providers & Services — 0.8%
Aetna, Inc.	2,816	359,181
AmerisourceBergen Corp.	5,291	468,253
Anthem, Inc.	2,114	349,613
Centene Corp. (c)	1,372	97,769
Express Scripts Holding Co. (c)	14,557	959,452
HCA Holdings, Inc. (c)	2,943	261,898
McKesson Corp.	2,958	438,553
Ryman Healthcare Ltd.	3,010	17,737
UnitedHealth Group, Inc.	8,509	1,395,561

		4,348,017
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.	6,159	362,827
Galaxy Entertainment Group Ltd.	19,000	104,066
InterContinental Hotels Group PLC	10,495	514,033
McDonald’s Corp.	5,571	722,057
Melco Crown Entertainment Ltd. — ADR	1,527	28,311
MGM China Holdings Ltd.	7,600	15,848
Oriental Land Co. Ltd.	5,700	327,665
Paddy Power Betfair PLC	7,426	798,560
Sands China Ltd.	19,600	90,858
Yum! Brands, Inc.	8,119	518,804

		3,483,029
Household Durables — 0.3%
Electrolux AB, Class B	6,311	175,205
Panasonic Corp.	24,500	277,272
Sekisui Chemical Co. Ltd.	2,200	37,088
Sony Corp.	16,800	566,974
Whirlpool Corp.	4,198	719,243

		1,775,782
Household Products — 1.3%
Colgate-Palmolive Co.	51,821	3,792,779
Lion Corp.	1,000	18,022
Procter & Gamble Co.	34,597	3,108,540

		6,919,341
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	163,431	1,827,159
Electric Power Development Co. Ltd.	1,100	25,849
Meridian Energy Ltd.	10,143	19,904

		1,872,912
Industrial Conglomerates — 0.7%
CK Hutchison Holdings Ltd.	138,500	1,705,203

See Notes to Financial Statements.

10	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Schedule of Investments (continued)

Common Stocks	Shares	Value
Industrial Conglomerates (continued)
General Electric Co.	65,656	$1,956,549
Siemens AG, Registered Shares (c)	124	16,985

		3,678,737
Insurance — 2.4%
Aegon NV	3,184	16,219
AIA Group Ltd.	96,400	608,473
Allianz SE, Registered Shares	7,778	1,442,406
American International Group, Inc.	9,675	604,010
Aon PLC	11,653	1,383,095
Assicurazioni Generali SpA	4,719	74,873
AXA SA	24,433	631,248
Dai-ichi Life Insurance Co. Ltd.	6,100	109,186
Fairfax Financial Holdings Ltd.	201	91,473
Hannover Rueck SE	2,718	313,201
Japan Post Holdings Co. Ltd.	15,400	193,657
Legal & General Group PLC	6,689	20,712
Lincoln National Corp.	218	14,268
Manulife Financial Corp.	4,375	77,607
Mapfre SA	704,300	2,412,307
Marsh & McLennan Cos., Inc.	3,032	224,034
Medibank Pvt. Ltd.	10,106	21,767
MS&AD Insurance Group Holdings, Inc.	5,400	172,479
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,429	866,990
NN Group NV	12,742	413,825
Prudential PLC	20,532	433,703
Sampo Oyj, Class A	12,368	586,873
Sompo Holdings, Inc.	3,500	128,585
Sun Life Financial, Inc.	20,166	736,369
Suncorp Group Ltd.	32,929	332,303
Swiss Re AG	7,454	669,489
Tokio Marine Holdings, Inc.	7,000	295,851
Travelers Cos., Inc.	2,234	269,286
Zurich Insurance Group AG	394	105,143

		13,249,432
Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc. (c)	2,307	2,045,248
Expedia, Inc.	125	15,771

		2,061,019
Internet Software & Services — 0.8%
Alphabet, Inc., Class A (c)	1,945	1,648,971
Alphabet, Inc., Class C (c)	863	715,910
eBay, Inc. (c)	10,689	358,830
Facebook, Inc., Class A (c)	9,877	1,403,028
MercadoLibre, Inc.	1,615	341,524

		4,468,263
IT Services — 2.4%
Accenture PLC, Class A	16,994	2,037,241
CGI Group, Inc., Class A (c)	47,112	2,257,380
Computer Sciences Corp. (c)	2,610	180,116
First Data Corp., Class A (c)	2,287	35,449
Fujitsu Ltd.	40,000	245,535
International Business Machines Corp.	15,754	2,743,402
Mastercard, Inc., Class A	25,618	2,881,256
NTT Data Corp.	4,900	232,684
PayPal Holdings, Inc. (c)	3,457	148,720
Visa, Inc., Class A	11,453	1,017,828
Western Union Co.	66,001	1,343,120

		13,122,731
Leisure Products — 0.0%
Bandai NamCo. Holdings, Inc.	500	14,988

Common Stocks	Shares	Value
Leisure Products (continued)
Shimano, Inc.	600	$87,881

		102,869
Life Sciences Tools & Services — 0.1%
Lonza Group AG	1,671	315,854
Thermo Fisher Scientific, Inc.	2,682	411,955

		727,809
Machinery — 2.1%
AGCO Corp.	27,805	1,673,305
Amada Holdings Co. Ltd.	12,300	140,798
ANDRITZ AG	6,157	307,932
Atlas Copco AB, Class A	1,129	39,796
Atlas Copco AB, Class B	3,132	99,490
Caterpillar, Inc.	12,173	1,129,167
CNH Industrial NV	115,483	1,111,537
FANUC Corp.	1,900	391,156
Flowserve Corp.	466	22,564
Fortive Corp.	7,002	421,660
IHI Corp.	50,000	158,160
Illinois Tool Works, Inc.	1,523	201,752
JTEKT Corp.	17,700	275,358
Makita Corp.	23,000	806,651
Metso OYJ	17,695	535,475
NGK Insulators Ltd.	7,700	174,686
NSK Ltd.	7,300	104,575
Pentair PLC	3,018	189,470
Schindler Holding AG	161	30,546
Schindler Holding AG Participation Certificates	910	176,027
Stanley Black & Decker, Inc.	7,294	969,154
WABCO Holdings, Inc. (c)	10,365	1,217,058
Weir Group PLC	6,708	161,362
Xylem, Inc.	21,222	1,065,769

		11,403,448
Marine — 0.2%
AP Moeller — Maersk A/S, Class A	30	48,348
AP Moller — Maersk A/S, Class B	110	182,197
Mitsui OSK Lines Ltd.	76,000	238,842
Nippon Yusen KK (c)	207,000	437,022

		906,409
Media — 1.8%
CBS Corp.	1,481	102,722
Comcast Corp., Class A	1,486	55,859
Discovery Communications, Inc., Class A (c)	37,095	1,079,094
Hakuhodo DY Holdings, Inc.	8,600	102,297
Interpublic Group of Cos., Inc.	26,621	654,078
Lagardere SCA	9,076	266,974
Liberty Global PLC, Class A (c)	58,329	2,092,261
Omnicom Group, Inc.	12,976	1,118,661
REA Group Ltd.	4,007	181,710
Schibsted ASA, Class A	919	23,657
Sky PLC	26,939	329,458
Time Warner, Inc.	15,467	1,511,281
Toho Co. Ltd.	2,100	55,739
Twenty-First Century Fox, Inc., Class A	11,495	372,323
Viacom, Inc., Class B	390	18,182
Walt Disney Co.	14,380	1,630,548

		9,594,844
Metals & Mining — 0.6%
Anglo American PLC (c)	14,022	214,242
BHP Billiton Ltd.	885	16,095
BHP Billiton PLC	52,225	805,512

See Notes to Financial Statements.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	11

Schedule of Investments (continued)

Common Stocks	Shares	Value
Metals & Mining (continued)
Eldorado Gold Corp.	98,808	$338,065
First Quantum Minerals Ltd.	21,369	227,051
Fortescue Metals Group Ltd.	29,021	138,232
Franco-Nevada Corp.	2,763	181,007
Glencore PLC (c)	119,015	466,960
Kobe Steel Ltd. (c)	6,300	57,648
Newmont Mining Corp.	2,136	70,403
Norsk Hydro ASA	60,417	352,094
Rio Tinto PLC	350	14,094
Teck Resources Ltd., Class B	11,370	248,629
voestalpine AG	1,682	66,151
Yamana Gold, Inc.	33,272	91,821

		3,288,004
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	8,177	90,846
Multiline Retail — 0.0%
Macy’s, Inc.	3,723	110,350
Nordstrom, Inc.	267	12,434

		122,784
Multi-Utilities — 1.4%
AGL Energy Ltd.	224,363	4,519,365
E.ON SE	95,529	759,468
RWE AG (c)	12,816	212,387
Sempra Energy	21,502	2,375,971

		7,867,191
Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	1,668	103,416
BP PLC	172,696	994,056
Canadian Natural Resources Ltd.	5,496	179,942
Chevron Corp.	7,588	814,724
ConocoPhillips	10,737	535,454
Devon Energy Corp.	6,364	265,506
Enbridge, Inc.	4,009	167,945
Eni SpA	20,415	334,262
Exxon Mobil Corp.	35,149	2,882,569
Idemitsu Kosan Co. Ltd.	17,500	609,162
JX Holdings, Inc.	270,650	1,332,558
Longview Energy Co. (Acquired 8/13/04, cost $48,000) (e)	3,200	5,152
Matador Resources Co.	939	22,339
Newfield Exploration Co. (c)	2,440	90,060
OMV AG	25,605	1,009,078
Repsol SA	30,921	479,058
Royal Dutch Shell PLC, B Shares	27,207	747,903
Royal Dutch Shell PLC, Class A	33,349	879,020
Showa Shell Sekiyu KK	57,100	579,484
Statoil ASA	30,264	520,194
TOTAL SA	19,727	997,467
TransCanada Corp.	1,768	81,590
Valero Energy Corp.	2,569	170,299

		13,801,238
Paper & Forest Products — 0.5%
Mondi PLC	8,486	205,033
Norbord, Inc.	6,130	173,356
Stora Enso OYJ, Class R	114,133	1,349,536
UPM-Kymmene OYJ	50,323	1,181,541

		2,909,466
Personal Products — 0.0%
Coty, Inc., Class A	2,573	46,648
Kao Corp.	500	27,458

		74,106

Common Stocks	Shares	Value
Pharmaceuticals — 3.8%
Allergan PLC	1,272	$303,906
Astellas Pharma, Inc.	31,700	418,089
AstraZeneca PLC	8,694	534,567
Bayer AG, Registered Shares	9,860	1,136,009
Bristol-Myers Squibb Co.	11,398	619,823
Daiichi Sankyo Co. Ltd.	6,500	146,647
Eli Lilly & Co.	535	44,999
GlaxoSmithKline PLC	143,089	2,975,234
Johnson & Johnson	27,281	3,397,849
Merck & Co., Inc.	33,230	2,111,434
Merck KGaA	9,435	1,075,152
Mitsubishi Tanabe Pharma Corp.	7,000	146,153
Novartis AG, Registered Shares	20,551	1,526,067
Novo Nordisk A/S, Class B	16,590	569,683
Pfizer, Inc.	59,395	2,031,903
Roche Holding AG	6,506	1,663,803
Sanofi	13,558	1,225,583
Shionogi & Co. Ltd.	3,200	165,656
Shire PLC	6,045	352,224
Taro Pharmaceutical Industries Ltd. (c)	115	13,411
Teva Pharmaceutical Industries Ltd. — ADR	7,326	235,091
Valeant Pharmaceuticals International, Inc. (c)	567	6,263

		20,699,546
Professional Services — 1.0%
Experian PLC	71,292	1,454,442
IHS Markit Ltd. (c)	26,193	1,098,796
ManpowerGroup, Inc.	21,979	2,254,386
Nielsen Holdings PLC	5,642	233,071
SEEK Ltd.	14,218	172,862

		5,213,557
Real Estate Management & Development — 0.3%
Azrieli Group Ltd.	339	18,014
CapitaLand Ltd.	20,000	51,912
Cheung Kong Property Holdings Ltd.	21,500	145,035
City Developments Ltd.	3,300	24,049
Daito Trust Construction Co. Ltd.	300	41,249
Daiwa House Industry Co. Ltd.	1,800	51,739
Global Logistic Properties Ltd.	21,400	42,526
Hang Lung Group Ltd.	7,000	29,858
Hang Lung Properties Ltd.	18,000	46,794
Henderson Land Development Co. Ltd.	9,200	57,046
Hongkong Land Holdings Ltd.	9,400	71,534
Hysan Development Co. Ltd.	5,000	22,684
Kerry Properties Ltd.	5,500	19,078
Mitsubishi Estate Co. Ltd.	8,000	145,813
Mitsui Fudosan Co. Ltd.	2,000	42,704
New World Development Co. Ltd.	44,000	54,216
Sino Land Co. Ltd.	26,000	45,595
Sun Hung Kai Properties Ltd.	12,000	176,403
Swire Pacific Ltd., Class A	4,500	44,979
Swire Properties Ltd.	9,400	30,127
Swiss Prime Site AG	574	50,540
UOL Group Ltd.	3,900	19,428
Wharf Holdings Ltd.	11,000	94,534
Wheelock & Co. Ltd.	7,000	55,372

		1,381,229
Road & Rail — 0.1%
Central Japan Railway Co.	3,200	522,688
Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.	8,808	342,631
Broadcom Ltd.	8,050	1,762,628
Intel Corp.	15,872	572,503

See Notes to Financial Statements.

12	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Schedule of Investments (continued)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	192	$24,645
Marvell Technology Group Ltd.	862	13,154
Maxim Integrated Products, Inc.	8,473	380,946
Microchip Technology, Inc.	8,638	637,312
Micron Technology, Inc. (c)	8,991	259,840
NVIDIA Corp.	2,066	225,049
NXP Semiconductors NV (c)	8,860	917,010
Qorvo, Inc. (c)	271	18,580
QUALCOMM, Inc.	22,612	1,296,572
Rohm Co. Ltd.	3,200	213,040
Skyworks Solutions, Inc.	2,008	196,744
STMicroelectronics NV	14,613	224,860
Texas Instruments, Inc.	34,784	2,802,199
Xilinx, Inc.	4,654	269,420

		10,157,133
Software — 0.7%
Check Point Software Technologies Ltd. (c)	1,053	108,101
Microsoft Corp.	49,894	3,286,019
VMware, Inc., Class A (c)	4,160	383,302

		3,777,422
Specialty Retail — 0.5%
Foot Locker, Inc.	356	26,632
Home Depot, Inc.	7,128	1,046,604
Kingfisher PLC	18,081	73,980
Shimamura Co. Ltd.	700	92,795
Tiffany & Co.	14,226	1,355,738

		2,595,749
Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc.	34,726	4,988,737
Hewlett Packard Enterprise Co.	4,652	110,252
HP, Inc.	10,694	191,209

		5,290,198
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., Class B	750	41,797
Swatch Group AG	396	27,576
Swatch Group AG	246	88,075

		157,448
Tobacco — 0.7%
British American Tobacco PLC	8,352	554,121
Japan Tobacco, Inc.	3,200	104,152
Philip Morris International, Inc.	27,067	3,055,864

		3,714,137
Trading Companies & Distributors — 0.8%
AerCap Holdings NV (c)	22,499	1,034,279
Brenntag AG	1,194	66,920
Finning International, Inc.	11,708	218,691
ITOCHU Corp.	5,400	76,876
Mitsubishi Corp.	19,600	424,783
Mitsui & Co. Ltd.	23,400	339,815
Sumitomo Corp.	75,600	1,019,909
Toyota Tsusho Corp.	39,700	1,205,001

		4,386,274
Transportation Infrastructure — 0.0%
Auckland International Airport Ltd.	7,562	35,807

Common Stocks		Shares	Value
Wireless Telecommunication Services — 0.0%
Millicom International Cellular SA		527	$29,386
NTT DOCOMO, Inc.		10,100	235,858
StarHub Ltd.		4,900	10,088

			275,332
Total Common Stocks — 52.1%			284,279,277

Other Interests (f)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (c)(g)	USD	110	—
Lehman Brothers Holdings, Inc. (c)(g)		190	—
Total Other Interests — 0.0%			—

Preferred Stocks		Shares
Auto Components — 0.2%
Schaeffler AG, Preference Shares		55,193	969,572
Automobiles — 0.0%
Volkswagen AG, Preference Shares, 0.20%		2,184	318,386
Total Preferred Stocks — 0.2%			1,287,958

U.S. Treasury Obligations		Par (000)
U.S. Treasury Notes:
1.50%, 3/31/19	USD	34,908	35,072,508
3.63%, 8/15/19-2/15/20		112,241	118,616,359
Total U.S. Treasury Obligations — 28.2%			153,688,867
Total Long-Term Investments (Cost — $422,477,257) — 80.5%			439,256,103

Short-Term Securities		Shares
Money Market Funds — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (h)(i)		22,849,522	22,849,522
SL Liquidity Series, LLC, Money Market Series, 1.11% (i)(j)		18,595	18,597
Total Short-Term Securities (Cost — $22,868,121) — 4.2%			22,868,119
Total Investments (Cost — $445,345,378) — 84.7%			462,124,222
Other Assets Less Liabilities — 15.3%			83,262,748

Net Assets — 100.0%			$545,386,970

See Notes to Financial Statements.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	13

Schedule of Investments (continued)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Non-income producing security.

(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(e)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $5,152 and an original cost of $48,000 which was 0.0% of its net assets.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,181,016	(4,331,494)	22,849,522	$22,849,522	$55,092		$336	—
SL Liquidity Series, LLC, Money Market Series	—	18,595	18,595	18,597	1,356	[2]	23		$(2)
Total				$22,868,119	$56,448		$359		$(2)
[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(i)	Current yield as of period end.

(j)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(609)	Amsterdam Exchanges Index	April 2017	USD	66,943,353	$ (745,557)
1,349	CAC 40 10 Euro Index	April 2017	USD	73,618,058	1,951,974
(360)	IBEX 35 Index	April 2017	USD	39,990,271	(1,896,566)
(2,779)	OMX Nordic Exchange	April 2017	USD	49,070,913	(920,632)
(431)	ASX SPI 200 Index	June 2017	USD	48,141,321	(877,909)
527	Australian Government Bonds (10 Year)	June 2017	USD	61,922,665	964,341
1,263	Canadian Government Bonds (10 Year)	June 2017	USD	130,417,084	975,776
(9)	DAX Index	June 2017	USD	2,959,459	(77,290)
29	DAX Index	June 2017	USD	9,536,034	251,107
(1,610)	E-Mini S&P 500 Index	June 2017	USD	189,915,600	1,005,960
108	Euro-BTP Italian Government Bond	June 2017	USD	15,057,415	176,429
(7)	Euro-Bund	June 2017	USD	1,205,423	(10,834)
(79)	Euro-Buxl	June 2017	USD	14,205,808	(114,691)
679	FTSE 100 Index	June 2017	USD	61,893,920	(84,047)
226	FTSE/MIB Index	June 2017	USD	24,171,233	910,950
(903)	Long Gilt British	June 2017	USD	144,339,673	(1,662,623)
(51)	S&P/Toronto Stock Exchange 60 Index	June 2017	USD	6,995,842	(1,038)
(45)	TOPIX Index	June 2017	USD	6,113,581	113,171
(646)	U.S. Treasury Notes (10 Year)	June 2017	USD	80,467,375	(772,043)
Total					$ (813,522)

See Notes to Financial Statements.

14	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Schedule of Investments (continued)

Forward Foreign Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,847,000	USD	2,179,122	BNP Paribas S.A.	6/21/17	$(7,352)
AUD	1,135,000	USD	867,962	Citibank N.A.	6/21/17	(2,152)
EUR	3,493,000	USD	3,781,724	Citibank N.A.	6/21/17	(40,458)
EUR	19,418,000	USD	20,577,896	Citibank N.A.	6/21/17	220,248
JPY	73,674,000	USD	665,471	Citibank N.A.	6/21/17	(1,511)
KRW	143,952,000	USD	128,540	Citibank N.A.	6/21/17	310
MXN	25,308,000	USD	1,301,733	BNP Paribas S.A.	6/21/17	32,896
MYR	1,424,000	USD	318,127	Citibank N.A.	6/21/17	2,671
NOK	9,850,000	USD	1,161,214	Citibank N.A.	6/21/17	(13,025)
SEK	7,464,000	USD	839,081	Citibank N.A.	6/21/17	(2,696)
USD	3,437,106	AUD	4,512,000	Citibank N.A.	6/21/17	(4,773)
USD	23,952,419	AUD	31,822,000	Citibank N.A.	6/21/17	(322,287)
USD	608,886	BRL	1,946,000	Citibank N.A.	6/21/17	(998)
USD	2,552,974	BRL	8,241,000	Citibank N.A.	6/21/17	(29,786)
USD	1,573,637	CAD	2,096,000	BNP Paribas S.A.	6/21/17	(4,314)
USD	1,499,069	CAD	1,992,000	Citibank N.A.	6/21/17	(587)
USD	2,721,614	CAD	3,629,000	Citibank N.A.	6/21/17	(10,440)
USD	31,127,994	CAD	41,874,000	Citibank N.A.	6/21/17	(396,402)
USD	924,276	CHF	913,000	Citibank N.A.	6/21/17	8,168
USD	9,494,797	CHF	9,576,000	Citibank N.A.	6/21/17	(113,809)
USD	189,009	CZK	4,703,000	BNP Paribas S.A.	6/21/17	1,274
USD	203,465	CZK	5,170,000	BNP Paribas S.A.	6/21/17	(2,912)
USD	691,850	CZK	17,427,000	BNP Paribas S.A.	6/21/17	(3,800)
USD	1,639,083	EUR	1,523,000	BNP Paribas S.A.	6/21/17	7,835
USD	1,541,928	EUR	1,437,000	Citibank N.A.	6/21/17	2,793
USD	959,603	GBP	775,000	BNP Paribas S.A.	6/21/17	(13,370)
USD	945,350	GBP	754,000	Citibank N.A.	6/21/17	(1,258)
USD	17,675,786	GBP	14,515,000	Citibank N.A.	6/21/17	(547,041)
USD	1,581,197	INR	104,340,000	BNP Paribas S.A.	6/21/17	(7,701)
USD	35,929	INR	2,425,000	Citibank N.A.	6/21/17	(1,000)
USD	982,591	INR	64,851,000	Citibank N.A.	6/21/17	(4,965)
USD	38,318,174	JPY	4,373,667,000	Citibank N.A.	6/21/17	(1,097,904)
USD	284,497	KRW	328,688,000	Citibank N.A.	6/21/17	(9,708)
USD	49,332	MXN	981,000	Citibank N.A.	6/21/17	(2,402)
USD	1,663,454	MXN	31,921,000	Citibank N.A.	6/21/17	(19,914)
USD	235,965	MYR	1,055,000	Citibank N.A.	6/21/17	(1,705)
USD	3,236,401	NOK	27,498,000	Citibank N.A.	6/21/17	31,030
USD	217,948	NZD	316,000	Citibank N.A.	6/21/17	(3,099)
USD	407,956	PLN	1,615,000	BNP Paribas S.A.	6/21/17	992
USD	1,013,563	PLN	4,140,000	BNP Paribas S.A.	6/21/17	(29,676)
USD	628,880	SEK	5,542,000	BNP Paribas S.A.	6/21/17	7,866
USD	313,835	SEK	2,760,000	Citibank N.A.	6/21/17	4,561
USD	5,318,465	SEK	47,836,000	Citibank N.A.	6/21/17	(41,840)
USD	679,460	SGD	951,000	Citibank N.A.	6/21/17	(818)
USD	1,900,502	SGD	2,694,000	Citibank N.A.	6/21/17	(26,596)
USD	448,673	ZAR	5,877,000	Citibank N.A.	6/21/17	16,908
ZAR	1,775,000	USD	133,236	Citibank N.A.	6/21/17	(2,832)

See Notes to Financial Statements.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	15

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	5,492,000	USD	435,201	Citibank N.A.	6/21/17	$ (31,721)
Total						$(2,463,300)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
7.55%[1]	28-day MXIBTIIE	9/20/17[2]	9/14/22	MXN	8,068,523	$(5,477,447)
7.55%[1]	28-day MXIBTIIE	9/20/17[2]	9/14/22	MXN	600,000	(413,218)
2.28%[3]	3-month LIBOR	9/20/17[2]	9/19/22	USD	69,439	324,195
2.76%[3]	6-month Australian Bank Bill Rate	9/20/17[2]	9/20/22	AUD	147,588	656,793
1.60%[3]	3-month Canadian Bankers Acceptances	9/20/17[2]	9/20/22	CAD	74,035	48,509
1.60%[3]	3-month Canadian Bankers Acceptances	9/20/17[2]	9/20/22	CAD	38,000	31,744
1.74%[3]	3-month Canadian Bankers Acceptances	9/20/17[2]	9/20/22	CAD	35,000	202,645
1.78%[3]	3-month Canadian Bankers Acceptances	9/20/17[2]	9/20/22	CAD	30,000	214,232
1.51%[3]	3-month Canadian Bankers Acceptances	9/20/17[2]	9/20/22	CAD	24,000	(57,783)
0.36%[3]	6-month EURIBOR	9/20/17[2]	9/20/22	EUR	148,000	610,552
0.41%[3]	6-month EURIBOR	9/20/17[2]	9/20/22	EUR	53,000	369,084
0.40%[3]	6-month EURIBOR	9/20/17[2]	9/20/22	EUR	40,000	257,137
0.34%[3]	6-month EURIBOR	9/20/17[2]	9/20/22	EUR	30,000	92,434
0.90%[1]	6-month GBP LIBOR	9/20/17[2]	9/20/22	GBP	355,599	604,615
0.92%[1]	6-month GBP LIBOR	9/20/17[2]	9/20/22	GBP	23,215	10,804
0.54%[1]	3-month STIBOR	9/20/17[2]	9/20/22	SEK	286,304	(73,153)
Total						$(2,598,857)

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	The Fund pays the floating rate and receives the fixed rate.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.59%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/02/20	BRL	128,971	$1,968,010	—	$1,968,010
9.91%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/02/20	BRL	41,960	76,204	—	76,204
9.73%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/02/20	BRL	39,983	17,081	—	17,081
9.55%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/02/20	BRL	39,997	(24,300)	—	(24,300)
11.53%[1]	1-day BZDIOVER	Société Générale	N/A	1/02/20	BRL	107,237	1,572,400	—	1,572,400

See Notes to Financial Statements.

16	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Schedule of Investments (continued)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
9.63%[1]	1-day BZDIOVER	Société Générale	N/A	1/02/20	BRL	40,929	$ (4,475)	—	$ (4,475)
9.73%[1]	1-day BZDIOVER	Société Générale	N/A	1/02/20	BRL	38,936	30,476	—	30,476
4.03%[2]	7-day China Fixing Repo Rates	Goldman Sachs Bank USA	9/20/17[3]	9/20/22	CNY	136,000	(26,241)	—	(26,241)
1.09%[1]	6-month PRIBOR	Citibank N.A.	9/20/17[3]	9/20/22	CZK	1,261,000	798,305	—	798,305
0.93%[1]	6-month PRIBOR	Goldman Sachs Bank USA	9/20/17[3]	9/20/22	CZK	1,291,000	404,925	—	404,925
1.04%[1]	6-month PRIBOR	JPMorgan Chase Bank N.A.	9/20/17[3]	9/20/22	CZK	1,234,000	660,301	—	660,301
0.96%[1]	6-month PRIBOR	JPMorgan Chase Bank N.A.	9/20/17[3]	9/20/22	CZK	364,000	137,708	—	137,708
6.80%[1]	1-day MIBOR	Citibank N.A.	9/20/17[3]	9/20/22	INR	7,813,460	913,890	—	913,890
6.81%[1]	1-day MIBOR	Citibank N.A.	9/20/17[3]	9/20/22	INR	5,565,310	677,254	—	677,254
6.80%[1]	1-day MIBOR	Goldman Sachs Bank USA	9/20/17[3]	9/20/22	INR	5,689,000	674,373	—	674,373
1.82%[1]	3-month KRW Certificate of Deposit	Citibank N.A.	9/20/17[3]	9/20/22	KRW	54,972,310	77,683	—	77,683
4.26%[2]	3-month KLIBOR	Bank of America N.A.	9/20/17[3]	9/20/22	MYR	183,000	(93,670)	—	(93,670)
4.21%[2]	3-month KLIBOR	Bank of America N.A.	9/20/17[3]	9/20/22	MYR	114,000	(1,214)	—	(1,214)
2.27%[1]	6-month Thailand Fixing Rate	Bank of America N.A.	9/20/17[3]	9/20/22	THB	620,500	(13,024)	—	(13,024)
2.44%[1]	6-month Thailand Fixing Rate	Citibank N.A.	9/20/17[3]	9/20/22	THB	752,000	153,791	—	153,791
2.32%[1]	6-month Thailand Fixing Rate	Citibank N.A.	9/20/17[3]	9/20/22	THB	700,000	33,141	—	33,141
2.28%[1]	6-month Thailand Fixing Rate	Goldman Sachs Bank USA	9/20/17[3]	9/20/22	THB	620,500	(8,783)	—	(8,783)
2.33%[1]	6-month Thailand Fixing Rate	Goldman Sachs Bank USA	9/20/17[3]	9/20/22	THB	500,000	28,797	—	28,797
7.79%[2]	3-month JIBAR	Barclays Bank PLC	9/20/17[3]	9/20/22	ZAR	362,000	(7,101)	—	(7,101)
7.79%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	9/20/17[3]	9/20/22	ZAR	456,000	(8,945)	—	(8,945)
Total							$8,036,586	—	$8,036,586

[1]	The Fund pays the floating rate and receives the fixed rate.

[2]	The Fund pays the fixed rate and receives the floating rate.

[3]	Forward swap.

See Notes to Financial Statements.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	17

Schedule of Investments (continued)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$4,233,162	—	$2,116,546	—	$6,349,708
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$337,552	—	—	337,552
Swaps — centrally cleared	Net unrealized appreciation[1]	—	—	—	—	3,422,744	—	3,422,744
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	—	—	8,224,339	—	8,224,339
Total		—	—	$4,233,162	$337,552	$13,763,629	—	$18,334,343

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$4,603,039	—	$2,560,191	—	$7,163,230
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$2,800,852	—	—	2,800,852
Swaps — centrally cleared	Net unrealized depreciation[1]	—	—	—	—	6,021,601	—	6,021,601
Swaps — OTC	Unrealized depreciation on OTC swaps	—	—	—	—	187,753	—	187,753
Total		—	—	$4,603,039	$2,800,852	$8,769,545	—	$16,173,436

[1]

Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended March 31, 2017, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(20,967,040)	$(1,500,348)	$11,688,239	—	$(10,779,149)
Forward foreign currency exchange contracts	—	—	—	2,544,213	—	—	2,544,213
Swaps	—	—	—	—	1,413,549	—	1,413,549
Total	—	—	$(20,967,040)	$1,043,865	$13,101,788	—	$(6,821,387)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$3,416,029	$2,843,615	$(1,499,892)	—	$4,759,752
Forward foreign currency exchange contracts	—	—	—	(2,584,574)	—	—	(2,584,574)
Swaps	—	—	—	—	3,860,718	—	3,860,718
Total	—	—	$3,416,029	$259,041	$2,360,826	—	$6,035,896

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$351,689,476
Average notional value of contracts — short	$665,366,937
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$149,781,523
Average amounts sold — in USD	$32,855,346
Interest rate swaps:
Average notional value — pays fixed rate	$1,102,878,853
Average notional value — receives fixed rate	$1,256,274,321

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

18	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Schedule of Investments (continued)

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$3,806,439	$705,998
Forward foreign currency exchange contracts	337,552	2,800,852
Swaps — centrally cleared	—	1,180,803
Swaps — OTC[1]	8,224,339	187,753

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$12,368,330	$4,875,406
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(3,806,439)	(1,886,801)

Total derivative assets and liabilities subject to an MNA	$8,561,891	$2,988,605

[1]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
BNP Paribas S.A.	$ 50,863	$ (50,863)	—	—	—
Citibank N.A.	2,940,753	(2,731,727)	—	$ (209,026)	—
Credit Suisse International	2,061,295	—	—	(1,620,000)	$ 441,295
Goldman Sachs Bank USA	1,108,095	(35,024)	—	(670,000)	403,071
JPMorgan Chase Bank N.A.	798,009	(8,945)	—	(380,000)	409,064
Société Générale	1,602,876	(4,475)	—	(1,370,000)	228,401

Total	$8,561,891	$(2,831,034)	—	$(4,249,026)	$1,481,831

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$ 107,908	—	—	—	$107,908
Barclays Bank PLC	7,101	—	—	—	7,101
BNP Paribas S.A.	69,125	$ (50,863)	—	—	18,262
Citibank N.A.	2,731,727	(2,731,727)	—	—	—
Deutsche Bank AG	24,300	—	—	—	24,300
Goldman Sachs Bank USA	35,024	(35,024)	—	—	—
JPMorgan Chase Bank N.A.	8,945	(8,945)	—	—	—
Société Générale	4,475	(4,475)	—	—	—

Total	$2,988,605	$(2,831,034)	—	—	$157,571

[1]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.

[2]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

[3]	Net amount represents the net amount receivable from the counterparty in the event of default.

[4]	Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	19

Schedule of Investments (continued)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1	—	$1
Common Stocks:
Aerospace & Defense	$115,136	—	—	115,136
Air Freight & Logistics	3,982,884	11,944	—	3,994,828
Airlines	486,364	1,175,680	—	1,662,044
Auto Components	8,336,389	4,778,077	—	13,114,466
Automobiles	—	989,905	—	989,905
Banks	11,800,811	10,849,132	—	22,649,943
Beverages	7,293,566	87,015	—	7,380,581
Biotechnology	3,837,547	32,447	—	3,869,994
Building Products	270,073	2,526,952	—	2,797,025
Capital Markets	4,095,164	1,318,477	—	5,413,641
Chemicals	11,622,508	1,719,603	—	13,342,111
Communications Equipment	5,331,477	—	—	5,331,477
Construction & Engineering	—	720,196	—	720,196
Construction Materials	—	215,525	—	215,525
Consumer Finance	1,538,703	—	—	1,538,703
Containers & Packaging	1,488,858	—	—	1,488,858
Distributors	—	25,058	—	25,058
Diversified Financial Services	1,331,940	746,867	—	2,078,807
Diversified Telecommunication Services	3,265,913	3,511,630	—	6,777,543
Electric Utilities	71,867	1,903,342	—	1,975,209
Electrical Equipment	389,881	226,529	—	616,410
Electronic Equipment, Instruments & Components	2,343,777	1,405,339	—	3,749,116
Energy Equipment & Services	1,801,540	1,861,044	—	3,662,584
Equity Real Estate Investment Trusts (REITs)	3,643,979	389,629	—	4,033,608
Food & Staples Retailing	1,805,989	107,381	—	1,913,370
Food Products	3,816,853	3,887,816	—	7,704,669
Gas Utilities	—	336,143	—	336,143
Health Care Equipment & Supplies	2,707,530	—	—	2,707,530
Health Care Providers & Services	4,330,280	17,737	—	4,348,017
Hotels, Restaurants & Leisure	1,631,999	1,851,030	—	3,483,029
Household Durables	719,243	1,056,539	—	1,775,782
Household Products	6,901,319	18,022	—	6,919,341
Independent Power and Renewable Electricity Producers	1,827,159	45,753	—	1,872,912
Industrial Conglomerates	1,956,549	1,722,188	—	3,678,737
Insurance	3,400,142	9,849,290	—	13,249,432
Internet & Direct Marketing Retail	2,061,019	—	—	2,061,019
Internet Software & Services	4,468,263	—	—	4,468,263
IT Services	12,644,512	478,219	—	13,122,731
Leisure Products	—	102,869	—	102,869
Life Sciences Tools & Services	411,955	315,854	—	727,809
Machinery	6,889,899	4,513,549	—	11,403,448
Marine	—	906,409	—	906,409
Media	8,635,009	959,835	—	9,594,844
Metals & Mining	1,156,976	2,131,028	—	3,288,004
Mortgage Real Estate Investment Trusts (REITs)	90,846	—	—	90,846
Multiline Retail	122,784	—	—	122,784
Multi-Utilities	2,375,971	5,491,220	—	7,867,191
Oil, Gas & Consumable Fuels	5,291,505	8,504,581	$5,152	13,801,238

See Notes to Financial Statements.

20	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Paper & Forest Products	$173,356	$2,736,110	—	$2,909,466
Personal Products	46,648	27,458	—	74,106
Pharmaceuticals	8,764,679	11,934,867	—	20,699,546
Professional Services	3,586,253	1,627,304	—	5,213,557
Real Estate Management & Development	71,534	1,309,695	—	1,381,229
Road & Rail	—	522,688	—	522,688
Semiconductors & Semiconductor Equipment	9,719,233	437,900	—	10,157,133
Software	3,777,422	—	—	3,777,422
Specialty Retail	2,428,974	166,775	—	2,595,749
Technology Hardware, Storage & Peripherals	5,290,198	—	—	5,290,198
Textiles, Apparel & Luxury Goods	41,797	115,651	—	157,448
Tobacco	3,055,864	658,273	—	3,714,137
Trading Companies & Distributors	1,252,970	3,133,304	—	4,386,274
Transportation Infrastructure	—	35,807	—	35,807
Wireless Telecommunication Services	—	275,332	—	275,332
Other Interests[1]	—	—	—	—
Preferred Securities[1]	—	1,287,958	—	1,287,958
U.S. Treasury Obligations	—	153,688,867	—	153,688,867
Short-Term Securities:
Money Market Funds	22,849,522	—	—	22,849,522

Subtotal	$207,352,629	$254,747,844	$5,152	$462,105,625

Investments Valued at NAV[2]				18,597

Total Investments				$462,124,222

[1]	See above Schedule of Investments for values in each industry.

[2]	As of March 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Derivative Financial Instruments[3]
Assets:
Equity contracts	$4,233,162	—	—	$4,233,162
Foreign currency exchange contracts	—	$337,552	—	337,552
Interest rate contracts	2,116,546	11,647,083	—	13,763,629
Liabilities:
Equity contracts	(4,603,039)	—	—	(4,603,039)
Foreign currency exchange contracts	—	(2,800,852)	—	(2,800,852)
Interest rate contracts	(2,560,191)	(6,209,354)	—	(8,769,545)

Total	$(813,522)	$2,974,429	—	$2,160,907

[3]

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended March 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	21

Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $422,477,257)	$439,256,103
Investments at value — affiliated (cost — $22,868,121)	22,868,119
Cash	42,390
Cash pledged:
Futures contracts	36,795,749
Centrally cleared swaps	11,589,000
Foreign currency at value (cost — $32,206,946)	32,482,351
Receivables:
Investments sold	12,583
Securities lending income — affiliated	480
Capital shares sold	59,335
Dividends — affiliated	5,142
Dividends — unaffiliated	700,419
Interest	508,660
From the Manager	2,731
Variation margin on futures contracts	3,806,439
Unrealized appreciation on:
Forward foreign currency exchange contracts	337,552
OTC swaps	8,224,339
Prepaid expenses	63,228
Other assets	3,734

Total assets	556,758,354

Liabilities
Cash received as collateral for OTC derivatives	4,580,000
Collateral on securities loaned at value	18,575
Payables:
Capital shares redeemed	683,916
Investment advisory fees	259,223
Officer’s and Trustees’ fees	9,379
Other accrued expenses	707,489
Other affiliates	141,541
Service and distribution fees	95,855
Variation margin on futures contracts	705,998
Variation margin on centrally cleared swaps	1,180,803
Unrealized depreciation on:
Forward foreign currency exchange contracts	2,800,852
OTC swaps	187,753

Total liabilities	11,371,384

Net Assets	$545,386,970

Net Assets Consist of
Paid-in capital	$576,866,028
Distributions in excess of net investment income	(422,757)
Accumulated net realized loss	(50,271,178)
Net unrealized appreciation (depreciation)	19,214,877

Net Assets	$545,386,970

Net Asset Value
Institutional — Based on net assets of $204,670,683 and 15,172,128 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.49

Service — Based on net assets of $1,702,201 and 126,779 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.43

Investor A — Based on net assets of $249,949,561 and 18,615,398 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.43

Investor B — Based on net assets of $612,746 and 45,912 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.35

Investor C — Based on net assets of $46,138,897 and 3,521,366 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.10

Class K — Based on net assets of $42,312,882 and 3,140,522 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.47

See Notes to Financial Statements.

22	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Statement of Operations

Six Months Ended March 31, 2017 (Unaudited)

Investment Income
Interest	$941,110
Dividends — unaffiliated	2,909,607
Dividends — affiliated	55,092
Securities lending — affiliated — net	1,356
Foreign taxes withheld	(106,336)

Total income	3,800,829

Expenses
Investment advisory	1,593,752
Service and distribution — class specific	588,142
Transfer agent — class specific	471,229
Administration	122,142
Administration — class specific	58,053
Professional	117,502
Custodian	89,438
Accounting services	76,413
Printing	52,800
Registration	43,476
Offering	29,680
Officer and Trustees	12,909
Miscellaneous	63,217
Recoupment of past waived and/or reimbursed fees — class specific	4,018

Total expenses	3,322,771
Less:
Fees waived by the Manager	(16,838)
Administration fees waived — class specific	(23,512)
Transfer agent fees waived — class specific	(2,455)
Transfer agent fees reimbursed — class specific	(17,774)

Total expenses after fees waived and/or reimbursed	3,262,192

Net investment income	538,637

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	6,482,057
Investments — affiliated	23
Capital gain distributions received from affiliated investment companies	336
Foreign currency transactions	(1,461,330)
Forward foreign currency exchange contracts	2,544,213
Futures contracts	(10,779,149)
Swaps	1,413,549

(1,800,301)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	7,428,901
Investments — affiliated	(2)
Foreign currency translations	1,240,139
Forward foreign currency exchange contracts	(2,584,574)
Futures contracts	4,759,752
Swaps	3,860,718

14,704,934

Net realized and unrealized gain	12,904,633

Net Increase in Net Assets Resulting from Operations	$13,443,270

See Notes to Financial Statements.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	23

Statements of Changes in Net Assets

Decrease in Net Assets:	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income	$538,637	$1,468,193
Net realized gain (loss)	(1,800,301)	(37,597,340)
Net change in unrealized appreciation (depreciation)	14,704,934	30,181,125

Net increase (decrease) in net assets resulting from operations	13,443,270	(5,948,022)

Distributions to Shareholders[1]
From net investment income:
Institutional	(3,834,174)	(9,784,450)
Service	(25,177)	(59,935)
Investor A	(3,675,643)	(10,156,296)
Investor B	—	(51,740)
Investor C	(315,743)	(1,747,687)
Class K	(899,292)	—
From net realized gain:
Institutional	—	(3,667,024)
Service	—	(24,526)
Investor A	—	(4,156,638)
Investor B	—	(42,170)
Investor C	—	(903,384)

Decrease in net assets resulting from distributions to shareholders	(8,750,029)	(30,593,850)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(60,148,125)	(7,533,255)

Net Assets
Total decrease in net assets	(55,454,884)	(44,075,127)
Beginning of period	600,841,854	644,916,981

End of period	$545,386,970	$600,841,854

Undistributed (distributions in excess of) net investment income, end of period	$(422,757)	$7,788,635

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

24	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Financial Highlights

	Institutional
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.41	$14.20	$15.52	$15.95	$15.37	$14.03

Net investment income[1]	0.03	0.07	0.06	0.04	0.19	0.23
Net realized and unrealized gain (loss)	0.28	(0.16)	(0.23)	1.04	1.19	1.68

Net increase (decrease) from investment operations	0.31	(0.09)	(0.17)	1.08	1.38	1.91

Distributions:[2]
From net investment income	(0.23)	(0.51)	(0.35)	(0.20)	(0.22)	(0.26)
From net realized gain	—	(0.19)	(0.80)	(1.31)	(0.58)	(0.31)

Total distributions	(0.23)	(0.70)	(1.15)	(1.51)	(0.80)	(0.57)

Net asset value, end of period	$13.49	$13.41	$14.20	$15.52	$15.95	$15.37

Total Return[3]
Based on net asset value	2.34%[4]	(0.71)%	(1.27)%	7.02%	9.35%	13.89%

Ratios to Average Net Assets
Total expenses[5]	0.93%[6]	0.91%	0.84%[7]	0.85%[7]	0.91%[7]	0.95%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly[5]	0.89%[6]	0.87%	0.81%	0.82%	0.87%	0.90%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense[5]	0.89%[6]	0.87%	0.81%	0.82%	0.87%	0.89%

Net investment income[5]	0.41%[6]	0.49%	0.40%	0.28%	1.22%	1.59%

Supplemental Data
Net assets, end of period (000)	$204,671	$271,623	$265,521	$342,794	$132,007	$59,041

Portfolio turnover rate	129%	359%[8]	295%[8]	181%[8]	192%[8]	324%[8]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31,	Year Ended September 30,
	2017 (Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.01%	0.05%	0.08%	0.11%	0.10%	0.05%

[6]	Annualized.

[7]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Expense ratios	—	—	0.84%	0.85%	0.89%	0.91%

[8]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31,	Year Ended September 30,
	2017 (Unaudited)	2016	2015	2014	2013	2012
Portfolio turnover rate (excluding MDRs)	—	359%	295%	181%	192%	254%

See Notes to Financial Statements.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	25

Financial Highlights (continued)

	Service
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.34	$14.12	$15.44	$15.90	$15.31	$13.99

Net investment income (loss)[1]	0.01	0.02	0.01	(0.01)	0.15	0.19
Net realized and unrealized gain (loss)	0.28	(0.14)	(0.23)	1.02	1.19	1.67

Net increase (decrease) from investment operations	0.29	(0.12)	(0.22)	1.01	1.34	1.86

Distributions:[2]
From net investment income	(0.20)	(0.47)	(0.30)	(0.16)	(0.17)	(0.23)
From net realized gain	—	(0.19)	(0.80)	(1.31)	(0.58)	(0.31)

Total distributions	(0.20)	(0.66)	(1.10)	(1.47)	(0.75)	(0.54)

Net asset value, end of period	$13.43	$13.34	$14.12	$15.44	$15.90	$15.31

Total Return[3]
Based on net asset value	2.17%[4]	(0.95)%	(1.58)%	6.57%	9.06%	13.53%

Ratios to Average Net Assets
Total expenses[5]	1.24%[6,7]	1.24%[6]	1.21%[6]	1.21%[6]	1.24%[6]	1.27%

Total expenses after fees waived and/or reimbursed and paid indirectly[5]	1.17%[7]	1.17%	1.17%	1.17%	1.17%	1.18%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense[5]	1.17%[7]	1.17%	1.17%	1.17%	1.17%	1.17%

Net investment income (loss)[5]	0.15%[7]	0.17%	0.05%	(0.04)%	0.95%	1.30%

Supplemental Data
Net assets, end of period (000)	$1,702	$1,667	$1,703	$1,703	$1,774	$1,915

Portfolio turnover rate	129%	359%[8]	295%[8]	181%[8]	192%[8]	324%[8]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Investments in underlying funds	0.01%	0.05%	0.08%	0.11%	0.10%	0.05%

[6]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Expense ratios	—	1.23%	1.17%	1.17%	1.23%	—

[7]	Annualized.

[8]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Portfolio turnover rate (excluding MDRs)	—	359%	295%	181%	192%	254%

See Notes to Financial Statements.

26	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Financial Highlights (continued)

	Investor A
	Six Months Ended March 31,	Year Ended September 30,
	2017 (Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.33	$14.12	$15.43	$15.89	$15.30	$13.98

Net investment income (loss)[1]	0.01	0.02	0.02	(0.00)[2]	0.15	0.19
Net realized and unrealized gain (loss)	0.28	(0.15)	(0.22)	1.01	1.19	1.66

Net increase (decrease) from investment operations	0.29	(0.13)	(0.20)	1.01	1.34	1.85

Distributions:[3]
From net investment income	(0.19)	(0.47)	(0.31)	(0.16)	(0.17)	(0.22)
From net realized gain	—	(0.19)	(0.80)	(1.31)	(0.58)	(0.31)

Total distributions	(0.19)	(0.66)	(1.11)	(1.47)	(0.75)	(0.53)

Net asset value, end of period	$13.43	$13.33	$14.12	$15.43	$15.89	$15.30

Total Return[4]
Based on net asset value	2.17%[5]	(1.02)%	(1.48)%	6.58%	9.09%	13.51%

Ratios to Average Net Assets
Total expenses[6]	1.23%[7]	1.21%	1.14%	1.16%[8]	1.18%	1.23%

Total expenses after fees waived and/or reimbursed and paid indirectly[6]	1.22%[7]	1.18%	1.11%	1.13%	1.14%	1.20%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense[6]	1.22%[7]	1.18%	1.11%	1.13%	1.14%	1.19%

Net investment income (loss)[6]	0.09%[7]	0.15%	0.11%	(0.00)%	0.98%	1.28%

Supplemental Data
Net assets, end of period (000)	$249,950	$271,941	$308,570	$350,131	$374,715	$390,209

Portfolio turnover rate	129%	359%[9]	295%[9]	181%[9]	192%[9]	324%[9]

[1]	Based on average shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31,	Year Ended September 30,
	2017 (Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.01%	0.05%	0.08%	0.11%	0.10%	0.05%

[7]	Annualized.
[8]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Expense ratios	1.23%	—	—	1.15%	—	—

[9]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31,	Year Ended September 30,
	2017 (Unaudited)	2016	2015	2014	2013	2012
Portfolio turnover rate (excluding MDRs)	—	359%	295%	181%	192%	254%

See Notes to Financial Statements.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	27

Financial Highlights (continued)

	Investor B
	Six Months Ended March 31,	Year Ended September 30,
	2017 (Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.13	$13.81	$15.12	$15.69	$15.10	$13.83

Net investment income (loss)[1]	(0.06)	(0.12)	(0.14)	(0.15)	0.01	0.06
Net realized and unrealized gain (loss)	0.28	(0.13)	(0.22)	1.00	1.16	1.65

Net increase (decrease) from investment operations	0.22	(0.25)	(0.36)	0.85	1.17	1.71

Distributions:[2]
From net investment income	—	(0.24)	(0.15)	(0.11)	(0.01)	(0.13)
From net realized gain	—	(0.19)	(0.80)	(1.31)	(0.57)	(0.31)

Total distributions	—	(0.43)	(0.95)	(1.42)	(0.58)	(0.44)

Net asset value, end of period	$13.35	$13.13	$13.81	$15.12	$15.69	$15.10

Total Return[3]
Based on net asset value	1.68%[4]	(1.93)%	(2.54)%	5.56%	8.04%	12.60%

Ratios to Average Net Assets
Total expenses[5]	3.75%[6]	2.68%	2.27%[7]	2.16%[7]	2.10%	2.08%

Total expenses after fees waived and/or reimbursed and paid indirectly[5]	2.14%[6]	2.14%	2.14%	2.13%	2.06%	2.06%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense[5]	2.14%[6]	2.14%	2.14%	2.13%	2.06%	2.05%

Net investment income (loss)[5]	(0.87%)[6]	(0.89%)	(0.95)%	(0.98)%	0.08%	0.45%

Supplemental Data
Net assets, end of period (000)	$613	$1,360	$3,395	$6,861	$12,730	$19,077

Portfolio turnover rate	129%	359%[8]	295%[8]	181%[8]	192%[8]	324%[8]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31,	Year Ended September 30,
	2017 (Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.01%	0.05%	0.08%	0.11%	0.10%	0.05%

[6]	Annualized.

[7]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Expense ratios	—	—	2.26%	2.15%	—	—

[8]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31,	Year Ended September 30,
	2017 (Unaudited)	2016	2015	2014	2013	2012
Portfolio turnover rate (excluding MDRs)	—	359%	295%	181%	192%	254%

See Notes to Financial Statements.

28	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Financial Highlights (continued)

	Investor C
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.95	$13.73	$15.06	$15.60	$15.02	$13.76

Net investment income (loss)[1]	(0.04)	(0.07)	(0.08)	(0.10)	0.04	0.08
Net realized and unrealized gain (loss)	0.27	(0.15)	(0.22)	1.00	1.17	1.64

Net increase (decrease) from investment operations	0.23	(0.22)	(0.30)	0.90	1.21	1.72

Distributions:[2]
From net investment income	(0.08)	(0.37)	(0.23)	(0.13)	(0.05)	(0.15)
From net realized gain	—	(0.19)	(0.80)	(1.31)	(0.58)	(0.31)

Total distributions	(0.08)	(0.56)	(1.03)	(1.44)	(0.63)	(0.46)

Net asset value, end of period	$13.10	$12.95	$13.73	$15.06	$15.60	$15.02

Total Return[3]
Based on net asset value	1.79%[4]	(1.70)%	(2.20)%	5.91%	8.29%	12.75%

Ratios to Average Net Assets
Total expenses[5]	1.91%[6]	1.90%	1.82%	1.84%[7]	1.88%	1.93%

Total expenses after fees waived and/or reimbursed and paid indirectly[5]	1.90%[6]	1.87%	1.79%	1.81%	1.83%	1.90%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense[5]	1.90%[6]	1.87%	1.79%	1.81%	1.83%	1.90%

Net investment income (loss)[5]	(0.59%)[6]	(0.54%)	(0.57)%	(0.68)%	0.28%	0.58%

Supplemental Data
Net assets, end of period (000)	$46,139	$54,050	$65,728	$74,467	$81,850	$86,947

Portfolio turnover rate	129%	359%[8]	295%[8]	181%[8]	192%[8]	324%[8]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31,	Year Ended September 30,
	2017 (Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.01%	0.05%	0.08%	0.11%	0.10%	0.05%

[6]	Annualized.

[7]	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2014, the ratio would have been 1.83%.

[8]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31,	Year Ended September 30,
	2017 (Unaudited)	2016	2015	2014	2013	2012
Portfolio turnover rate (excluding MDRs)	—	359%	295%	181%	192%	254%

See Notes to Financial Statements.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	29

Financial Highlights (concluded)

	Class K
	Six Months Ended March 31, 2017 (Unaudited)	Period August 1, 2016[1] to September 30, 2016

Per Share Operating Performance
Net asset value, beginning of period	$13.42	$13.41

Net investment income[2]	0.04	0.03
Net realized and unrealized gain (loss)	0.27	(0.02)

Net increase from investment operations	0.31	0.01

Distributions from net investment income	(0.26)	—

Net asset value, end of period	$13.47	$13.42

Total Return[3]
Based on net asset value	2.30%[4]	0.07%[4]

Ratios to Average Net Assets
Total expenses[5,6]	0.78%[7]	0.78%

Total expenses excluding recoupment of past waived fees[5,6]	0.77%	0.75%

Total expenses after fees waived and/or reimbursed[5,6]	0.77%	0.75%

Net investment income[5,6]	0.58%	1.20%

Supplemental Data
Net assets, end of period (000)	$42,313	$200

Portfolio turnover rate	129%	359%[8,9]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Period August 1, 2016[1] to September 30, 2016
Investments in underlying funds	0.01%	0.05%

[6]	Annualized.

[7]	Includes recoupment of past waived fees with no financial impact to the expense ratio.

[8]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended March 31, 2017 (Unaudited)	Period August 1, 2016[1] to September 30, 2016
Portfolio turnover rate (excluding MDRs)	—	359%

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

30	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Tactical Opportunities Fund (formally known as BlackRock Managed Volatility Portfolio) (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Investor B Shares are available only through exchanges and dividend and capital gain reinvestments by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class K Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor B Shares	No	Yes	To Investor A Shares after approximately 8 years
Investor C Shares	No	Yes	None

1     Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, the Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment adviser applies this defensive posture as applicable and is consistent with the Fund’s investment policies.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	31

Notes to Financial Statements (continued)

the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of March 31, 2017, certain investments of the Fund were valued using NAV per share as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Fund’s presentation in the Statement of Cash Flows.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be on a modified applied retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

32	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Notes to Financial Statements (continued)

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	33

Notes to Financial Statements (continued)

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach	(i	)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii	)	recapitalizations and other transactions across the capital structure; and
	(iii	)	market multiples of comparable issuers.

Income approach	(i	)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii	)	quoted prices for similar investments or assets in active markets; and
	(iii	)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i	)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii	)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii	)	relevant news and other public sources; and
	(iv	)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

34	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Notes to Financial Statements (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2017, certain investments of the Fund were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Fund may subsequently have to reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	35

Notes to Financial Statements (continued)

to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks and rights in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value[1]	Cash Collateral Received[2]	Net Amount
BNP Paribas S.A.	—	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$5,734	$(5,734)	—
Total	$5,734	$(5,734)	—

[1]	Securities loaned with a value of $5,734 have been sold and are pending settlement as of March 31, 2017.

[2]

Cash collateral with a value of $18,575 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Fund invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

36	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Notes to Financial Statements (continued)

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: The Fund enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•	Interest rate swaps — The Fund enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Fund enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	37

Notes to Financial Statements (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.550%
$1 Billion - $2 Billion	0.500%
$2 Billion - $3 Billion	0.475%
Greater than $3 Billion	0.450%

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), BlackRock Asset Management North Asia Limited (“BNA”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays each of BIL, BNA and BRS, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1

38	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Notes to Financial Statements (continued)

under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service	Investor A	Investor B	Investor C
Distribution Fee	—	—	0.75%	0.75%
Service Fee	0.25%	0.25%	0.25%	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and distribution related services to the shareholders.

For the six months ended March 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service	Investor A	Investor B	Investor C	Total
$2,124	$328,714	$ 4,847	$252,457	$ 588,142

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below:

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2017, the Fund paid the following to the Manager in return for these services, which are included in the administration and administration — class specific in the Statement of Operations:

Institutional	Service	Investor A	Investor B	Investor C	Class K	Total
$ 23,063	$ 170	$ 26,297	$ 97	$ 5,049	$ 3,377	$ 58,053

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for the Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statement of Operations.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2017, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Service	Investor A	Total
$ 91,221	$ 1,225	$ 3,839	$ 96,285

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended March 31, 2017, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Service	Investor A	Investor B	Investor C	Total
$ 736	$ 63	$ 36,156	$ 1,477	$ 1,696	$ 40,128

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	39

Notes to Financial Statements (continued)

For the six months ended March 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Service	Investor A	Investor B	Investor C	Total
$ 169,983	$ 1,785	$ 257,891	$ 9,525	$ 32,045	$ 471,229

Other Fees: For the six months ended March 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $2,032.

For the six months ended March 31, 2017, affiliates received CDSCs as follows:

Investor A	Investor C	Total
$ 27	$ 882	$ 909

Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitations”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Service	Investor A	Investor B	Investor C	Class K
0.89%	1.17%	1.37%	2.14%	2.14%	0.84%

The Manager has agreed not to reduce or discontinue this contractual expense limitation through February 1, 2018 unless approved by the Board, including a majority of the independent trustees, who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2017, the Manager waived $5,375 of investment advisory fees, which is included in fees waived by Manager in the Statement of Operations.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as administration fees waived — class specific, transfer agent fees waived — class specific, transfer agent fees reimbursed — class specific, respectively, in the Statement of Operations. Class specific expense waivers and /or reimbursements are as follows:

	Institutional	Service	Investor A	Investor B	Total
Administration Fees Waived	$22,798	$170	$447	$ 97	$23,512
Transfer Agent Fees Waived	$ 609	$ 64	$306	$1,476	$ 2,455
Transfer Agent Fees Reimbursed	$11,298	$299	—	$6,177	$17,774

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended March 31, 2017, the amount waived was $11,463.

The Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Effective January 27, 2017, the waiver became contractual through January 31, 2018. This contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived by the Manager in the Statement of Operations.

With respect to the contractual expense caps, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a) The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b) The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

40	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Notes to Financial Statements (continued)

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the six months ended March 31, 2017, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded of $4,016 and $2 for Investor A Shares and Class K Shares, respectively.

On March 31, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expires September 30,
	2018	2018	2019
Fund Level	—	$26,209	—
Institutional	—	$60,494	$43,705
Service	$162	$749	$532
Investor A	—	—	$753
Investor B	$5,466	$12,294	$7,750

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund. If the private investment company’s weekly liquid assets fall below 30% of its total assets, BIM, as managing member of the private investment company, is permitted at any time, if it determines it to be in the best interests of the private investment company, to impose a liquidity fee of up to 2% of the value of units withdrawn or impose a redemption gate that temporarily suspends the right of withdrawal out of the private investment company. In addition, if the private investment company’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the private investment company will impose a liquidity fee in the default amount of 1% of the amount withdrawn, generally effective as of the next business day, unless BIM determines that a higher (not to exceed 2%) or lower fee level or not imposing a liquidity fee is in the best interests of the private investment company. The shares of the private investment company purchased by the Fund would be subject to any such liquidity fee or redemption gate imposed.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Fund retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended March 31, 2017, the Fund paid BIM $339 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	41

Notes to Financial Statements (continued)

During the period ended March 31, 2017, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

7. Purchases and Sales:

For the six months ended March 31, 2017, purchases and sales of investments, including paydowns and excluding short-term securities were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$565,945,010	$564,200,899
U.S. Government Securities	$ 25,100,628	$ 50,895,301

8. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$447,088,795

Gross unrealized appreciation	$17,726,081
Gross unrealized depreciation	(2,690,654)

Net unrealized appreciation	$15,035,427

9. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2017, the Fund did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

42	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Notes to Financial Statements (continued)

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

With futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed income securities and/or uses derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	43

Notes to Financial Statements (concluded)

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Institutional
Shares sold	772,819	$10,504,447	6,574,785	$89,821,957
Shares issued in reinvestment of distributions	219,270	2,949,181	756,129	10,366,529
Shares redeemed	(6,070,504)	(82,826,583)	(5,776,564)	(78,914,738)

Net increase (decrease)	(5,078,415)	$(69,372,955)	1,554,350	$21,273,748

Service
Shares sold	6,784	$91,994	18,749	$262,862
Shares issued in reinvestment of distributions	1,797	24,054	5,934	81,064
Shares redeemed	(6,785)	(91,815)	(20,297)	(273,378)

Net increase	1,796	$24,233	4,386	$70,548

Investor A
Shares sold and automatic conversion of shares	237,185	$3,191,408	1,179,094	$16,363,960
Shares issued in reinvestment of distributions	267,828	3,588,860	1,025,562	13,998,929
Shares redeemed	(2,289,910)	(30,862,907)	(3,661,982)	(49,609,320)

Net decrease	(1,784,897)	$(24,082,639)	(1,457,326)	$(19,246,431)

Investor B
Shares sold	40	$540	1,745	$24,147
Shares issued in reinvestment of distributions	—	—	6,698	90,756
Shares redeemed and automatic conversion of shares	(57,774)	(770,377)	(150,578)	(1,999,485)

Net decrease	(57,734)	$(769,837)	(142,135)	$(1,884,582)

Investor C
Shares sold	108,356	$1,422,607	472,147	$6,363,257
Shares issued in reinvestment of distributions	22,737	297,273	188,815	2,518,794
Shares redeemed	(783,019)	(10,273,960)	(1,274,552)	(16,828,589)

Net decrease	(651,926)	$(8,554,080)	(613,590)	$(7,946,538)

			Period August 1, 2016[1] to September 30, 2016
			Shares	Amount
Class K
Shares sold	3,481,812	$47,457,100	14,914	$200,000
Shares issued in reinvestment of distributions	66,676	895,456	—	—
Shares redeemed	(422,880)	(5,745,403)	—	—

Net increase	3,125,608	$42,607,153	14,914	$200,000

Total Net Decrease	(4,445,568)	$(60,148,125)	(639,401)	$(7,533,255)

[1]	Commencement of operations.

At March 31, 2017, 14,914 Class K Shares of the Fund were owned by BlackRock HoldCo2, Inc., an affiliate of the Fund.

12. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item(s) were noted:

Effective April 20, 2017, the credit agreement was extended until April 2018 under the same terms.

44	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Barbara G. Novick, Trustee

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner retired as Trustees of the Trust.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisors BlackRock International Limited Edinburgh, EH3 8BL, United Kingdom	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022

BlackRock Asset Management
Legal Counsel	North Asia Limited	Independent Registered Public	Address of the Trust
Sidley Austin LLP	Hong Kong	Accounting Firm	100 Bellevue Parkway
New York, NY 10019		Deloitte & Touche LLP	Wilmington, DE 19809
	BlackRock (Singapore) Limited	Philadelphia, PA 19103
Accounting Agent and	079912 Singapore
Transfer Agent
BNY Mellon Investment
Servicing (US) Inc.
Wilmington, DE 19809

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	45

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

46	BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK TACTICAL OPPORTUNITIES FUND	MARCH 31, 2017	47

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TO-3/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 2, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 2, 2017

3